UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Global Allocation Fund
August 31, 2016

Global Allocation - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 83.7%
International Equity Funds — 34.5%
Emerging Markets Fund Institutional Class	91,093	837,147
Global Gold Fund Institutional Class(2)	14,666	158,838
Global Real Estate Fund Institutional Class	183,464	2,241,932
International Growth Fund Institutional Class	143,446	1,575,034
NT International Small-Mid Cap Fund R6 Class	40,485	413,757
NT International Value Fund R6 Class	135,583	1,171,439
		6,398,147
Domestic Equity Funds — 21.9%
AC Alternatives Equity Market Neutral Fund Institutional Class(2)	16,875	190,015
AC Alternatives Market Neutral Value Fund Institutional Class	17,463	190,345
Core Equity Plus Fund Institutional Class	90,458	1,165,098
Heritage Fund Institutional Class	15,990	375,114
Large Company Value Fund Institutional Class	30,437	282,759
Mid Cap Value Fund Institutional Class	17,048	282,649
Select Fund Institutional Class	18,797	1,119,362
Small Company Fund Institutional Class	34,840	467,549
		4,072,891
International Fixed Income Funds — 14.5%
Emerging Markets Debt Fund R6 Class	54,156	562,679
International Bond Fund Institutional Class	160,592	2,134,261
		2,696,940
Domestic Fixed Income Funds — 12.8%
Diversified Bond Fund Institutional Class	130,478	1,446,996
High-Yield Fund Institutional Class	163,911	934,291
		2,381,287
TOTAL MUTUAL FUNDS (Cost $14,181,418)		15,549,265
EXCHANGE-TRADED FUNDS — 9.6%
iShares S&P GSCI Commodity Indexed Trust(2)	74,867	1,066,106
PowerShares DB Agriculture Fund(2)	17,517	354,369
SPDR Gold Shares(2)	1,415	176,564
Sprott Physical Gold Trust(2)	16,949	182,880
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,429,965)		1,779,919
TEMPORARY CASH INVESTMENTS — 6.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $1,251,900), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $1,223,003)		1,223,000
State Street Institutional Liquid Reserves Fund, Premier Class	24,153	24,153
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,255	1,255
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,248,408)		1,248,408
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $17,859,791)		18,577,592
OTHER ASSETS AND LIABILITIES†		(7,477)
TOTAL NET ASSETS — 100.0%		$18,570,115

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	29,606	USD	21,321	UBS AG	9/21/16	919
AUD	15,835	USD	11,827	UBS AG	9/21/16	68
USD	10,210	AUD	13,724	UBS AG	9/21/16	(100)
CAD	18,403	USD	14,166	JPMorgan Chase Bank N.A.	9/21/16	(131)
USD	31,617	CAD	41,448	JPMorgan Chase Bank N.A.	9/21/16	8
USD	11,828	CAD	15,468	JPMorgan Chase Bank N.A.	9/21/16	32
CHF	17,508	USD	17,872	UBS AG	9/21/16	(51)
USD	17,723	CHF	17,508	UBS AG	9/21/16	(98)
CLP	13,567,805	USD	20,464	UBS AG	9/21/16	(563)
USD	42,017	CLP	29,336,012	UBS AG	9/21/16	(1,013)
COP	98,755,688	USD	31,178	UBS AG	9/21/16	1,925
USD	15,557	COP	46,306,198	UBS AG	9/21/16	36
GBP	8,982	USD	11,815	UBS AG	9/21/16	(15)
USD	11,812	GBP	8,982	UBS AG	9/21/16	12
HUF	3,359,061	USD	12,093	JPMorgan Chase Bank N.A.	9/21/16	7
HUF	3,436,171	USD	12,245	JPMorgan Chase Bank N.A.	9/21/16	133
USD	2,724	HUF	775,573	JPMorgan Chase Bank N.A.	9/21/16	(70)
USD	21,748	HUF	6,019,659	JPMorgan Chase Bank N.A.	9/21/16	63
IDR	77,813,716	USD	5,915	UBS AG	9/21/16	(74)
IDR	233,648,791	USD	17,701	UBS AG	9/21/16	(160)
ILS	37,134	USD	9,697	JPMorgan Chase Bank N.A.	9/21/16	137
USD	21,487	ILS	82,819	JPMorgan Chase Bank N.A.	9/21/16	(447)
INR	2,138,956	USD	31,267	UBS AG	9/21/16	578
USD	14,116	INR	945,105	UBS AG	9/21/16	45
JPY	946,832	USD	9,329	JPMorgan Chase Bank N.A.	9/21/16	(170)
JPY	1,501,228	USD	14,229	JPMorgan Chase Bank N.A.	9/21/16	292
USD	11,916	JPY	1,226,940	JPMorgan Chase Bank N.A.	9/21/16	48
USD	9,177	JPY	938,572	JPMorgan Chase Bank N.A.	9/21/16	98
USD	18,043	JPY	1,832,893	JPMorgan Chase Bank N.A.	9/21/16	314
KRW	9,221,053	USD	8,110	UBS AG	9/21/16	152
USD	31,128	KRW	36,217,001	UBS AG	9/21/16	(1,324)
MXN	1,181,323	USD	62,646	JPMorgan Chase Bank N.A.	9/21/16	57
USD	2,578	MXN	47,596	JPMorgan Chase Bank N.A.	9/21/16	52
USD	13,390	MXN	250,607	JPMorgan Chase Bank N.A.	9/21/16	89
MYR	131,483	USD	32,171	UBS AG	9/21/16	(67)
MYR	72,599	USD	17,972	UBS AG	9/21/16	(246)
MYR	95,785	USD	23,686	UBS AG	9/21/16	(298)
USD	31,538	MYR	131,483	UBS AG	9/21/16	(566)
USD	18,242	MYR	72,599	UBS AG	9/21/16	516
USD	37	NOK	312	JPMorgan Chase Bank N.A.	9/21/16	—
USD	6,035	NOK	50,743	JPMorgan Chase Bank N.A.	9/21/16	(54)
USD	6,031	NOK	51,398	JPMorgan Chase Bank N.A.	9/21/16	(137)
USD	5,932	NOK	49,332	JPMorgan Chase Bank N.A.	9/21/16	12
NZD	31,514	USD	22,911	UBS AG	9/21/16	(63)
USD	21,345	NZD	31,514	UBS AG	9/21/16	(1,503)
PHP	331,530	USD	7,017	UBS AG	9/21/16	90
USD	31,047	PHP	1,450,538	UBS AG	9/21/16	(48)
PLN	53,349	USD	13,646	JPMorgan Chase Bank N.A.	9/21/16	(1)
PLN	47,466	USD	12,302	JPMorgan Chase Bank N.A.	9/21/16	(162)
USD	21,312	PLN	83,997	JPMorgan Chase Bank N.A.	9/21/16	(171)
USD	4,144	PLN	16,599	JPMorgan Chase Bank N.A.	9/21/16	(101)

USD	11,556	PLN	44,181	JPMorgan Chase Bank N.A.	9/21/16	256
RUB	382,700	USD	5,847	UBS AG	9/21/16	(21)
RUB	377,356	USD	5,788	UBS AG	9/21/16	(43)
RUB	387,437	USD	5,925	UBS AG	9/21/16	(27)
USD	5,415	RUB	366,348	UBS AG	9/21/16	(162)
SEK	151,703	USD	17,692	UBS AG	9/21/16	46
SEK	151,276	USD	17,805	UBS AG	9/21/16	(117)
USD	17,795	SEK	151,703	UBS AG	9/21/16	58
SGD	43,691	USD	32,215	JPMorgan Chase Bank N.A.	9/21/16	(148)
USD	31,665	SGD	43,691	JPMorgan Chase Bank N.A.	9/21/16	(402)
THB	1,099,724	USD	31,220	UBS AG	9/21/16	538
USD	7,688	THB	268,549	UBS AG	9/21/16	(67)
USD	23,697	THB	831,175	UBS AG	9/21/16	(306)
TRY	34,446	USD	11,769	JPMorgan Chase Bank N.A.	9/21/16	(171)
USD	11,404	TRY	34,446	JPMorgan Chase Bank N.A.	9/21/16	(194)
TWD	272,117	USD	8,520	UBS AG	9/21/16	60
USD	32,030	TWD	1,033,770	UBS AG	9/21/16	(566)
ZAR	322,968	USD	21,192	JPMorgan Chase Bank N.A.	9/21/16	694
ZAR	170,344	USD	11,760	JPMorgan Chase Bank N.A.	9/21/16	(217)
USD	21,821	ZAR	322,968	JPMorgan Chase Bank N.A.	9/21/16	(65)
USD	8	ZAR	118	JPMorgan Chase Bank N.A.	9/21/16	—
						(2,804)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	15,549,265	—	—
Exchange-Traded Funds	1,779,919	—	—
Temporary Cash Investments	25,408	1,223,000	—
	17,354,592	1,223,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,335	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10,139	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the nine months ended August 31, 2016 follows:

Affiliated Fund(1)	Beginning Value($)	Purchase Cost($)	Sales Cost($)	Realized Gain (Loss)($)	Distributions Received(2)($)	Ending Value($)

Emerging Markets Fund	1,132,077	367,533	748,392	(2,156)	3,664	837,147
Global Gold Fund(3)	234,060	1,097	235,939	(6,114)	—	158,838
Global Real Estate Fund	3,039,212	534,274	1,381,044	75,655	80,593	2,241,932
International Growth Fund	1,984,183	468,171	676,649	5,986	117,335	1,575,034
NT International Small-Mid Cap Fund	589,229	30,422	200,860	4,660	5,124	413,757
NT International Value Fund	1,400,434	411,084	647,484	(96,259)	35,949	1,171,439
AC Alternatives Equity Market Neutral Fund(3)	268,917	4,929	82,275	(417)	—	190,015
AC Alternatives Market Neutral Value Fund	267,616	7,554	86,018	1,896	4,173	190,345
Core Equity Plus Fund	1,655,626	345,111	673,775	65,981	137,617	1,165,098
Heritage Fund	583,228	293,527	468,332	(5,432)	45,481	375,114
Large Company Value Fund	1,217,056	279,622	1,232,239	24,585	12,363	282,759
Mid Cap Value Fund	586,565	337,943	611,640	(7,218)	55,274	282,649
Select Fund	1,211,875	524,001	504,035	89,264	55,859	1,119,362
Small Company Fund	647,245	417,368	428,585	129,304	1,283	467,549
Emerging Markets Debt Fund	775,712	19,179	272,852	(25)	19,180	562,679
International Bond Fund	2,796,543	176,476	1,172,880	(106,084)	61,948	2,134,261
Diversified Bond Fund	1,304,132	781,480	671,037	6,461	31,365	1,446,996
High-Yield Fund	1,793,034	56,229	1,086,534	(133,535)	56,224	934,291
	$21,486,744	$5,056,000	$11,180,570	$46,552	$723,432	$15,549,265

(1) Affiliated fund investments represent Institutional Class for all funds, except R6 Class for NT International Small-Mid Cap Fund, NT International Value Fund and Emerging Markets Debt Fund. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

4. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,487,954
Gross tax appreciation of investments	$1,128,875
Gross tax depreciation of investments	(1,039,237)
Net tax appreciation (depreciation) of investments	$89,638

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
August 31, 2016

Multi-Asset Income - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 46.0%
Emerging Markets Debt Fund R6 Class	256,382	2,663,810
High-Yield Fund R6 Class	938,315	5,339,014
International Value Fund R6 Class	278,158	2,038,899
Utilities Fund Investor Class	11,182	208,213
TOTAL MUTUAL FUNDS (Cost $10,028,374)		10,249,936
COMMON STOCKS — 25.3%
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	191	20,861
Banks — 0.7%
Comerica, Inc.	283	13,383
Commerce Bancshares, Inc.	150	7,602
JPMorgan Chase & Co.	88	5,940
PNC Financial Services Group, Inc. (The)	584	52,618
SunTrust Banks, Inc.	904	39,839
U.S. Bancorp	844	37,263
		156,645
Beverages — 0.1%
PepsiCo, Inc.	218	23,272
Capital Markets — 0.3%
AllianceBernstein Holding LP	557	12,193
BlackRock, Inc.	40	14,912
Northern Trust Corp.	495	34,942
		62,047
Chemicals — 0.2%
Air Products & Chemicals, Inc.	240	37,349
Commercial Services and Supplies — 0.1%
Republic Services, Inc.	593	29,958
Communications Equipment — 0.1%
Cisco Systems, Inc.	814	25,592
Containers and Packaging — 0.1%
Bemis Co., Inc.	232	12,203
Distributors†
Genuine Parts Co.	11	1,131
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	399	20,880
Electric Utilities — 0.7%
Edison International	509	37,014
Eversource Energy	347	18,728
PG&E Corp.	876	54,259
Pinnacle West Capital Corp.	251	18,835
Xcel Energy, Inc.	558	23,079
		151,915
Electrical Equipment — 0.1%
Rockwell Automation, Inc.	91	10,550
Energy Equipment and Services — 0.3%
Frank's International NV	1,449	16,649

Schlumberger Ltd.	717	56,643
		73,292
Equity Real Estate Investment Trusts (REITs) — 13.2%
Corrections Corp. of America	5,909	94,130
Easterly Government Properties, Inc.	7,624	148,592
Frasers Centrepoint Trust	97,800	155,050
Gaming and Leisure Properties, Inc.	4,852	165,987
GEO Group, Inc. (The)	4,972	99,639
Gramercy Property Trust	15,558	150,602
Hospitality Properties Trust	5,264	160,499
Host Hotels & Resorts, Inc.	288	5,132
LaSalle Hotel Properties	6,147	172,485
Liberty Property Trust	2,947	121,505
Mapletree Commercial Trust	149,662	171,362
Mercialys SA	7,189	167,356
MGM Growth Properties LLC, Class A	6,541	164,964
Omega Healthcare Investors, Inc.	4,550	164,710
Pebblebrook Hotel Trust	4,174	125,387
Physicians Realty Trust	5,078	108,720
Spirit Realty Capital, Inc.	12,571	166,566
STAG Industrial, Inc.	7,184	178,379
STORE Capital Corp.	3,659	108,416
VEREIT, Inc.	17,754	185,529
Vicinity Centres	50,619	125,921
Weyerhaeuser Co.	348	11,084
		2,952,015
Food and Staples Retailing — 0.3%
Sysco Corp.	79	4,097
Wal-Mart Stores, Inc.	689	49,222
		53,319
Food Products — 0.5%
Archer-Daniels-Midland Co.	112	4,901
General Mills, Inc.	746	52,832
Mead Johnson Nutrition Co.	503	42,790
		100,523
Gas Utilities — 0.5%
Atmos Energy Corp.	393	28,964
ONE Gas, Inc.	956	58,536
Spire, Inc.	273	17,663
WGL Holdings, Inc.	194	12,191
		117,354
Health Care Equipment and Supplies — 0.1%
Medtronic plc	347	30,199
Health Care Providers and Services — 0.2%
Cardinal Health, Inc.	180	14,340
Quest Diagnostics, Inc.	434	35,944
		50,284
Household Durables†
Tupperware Brands Corp.	117	7,667
Household Products — 0.2%
Procter & Gamble Co. (The)	596	52,037
Industrial Conglomerates — 0.2%
3M Co.	210	37,640

General Electric Co.	115	3,593
		41,233
Insurance — 0.4%
Allstate Corp. (The)	589	40,618
Marsh & McLennan Cos., Inc.	405	27,390
MetLife, Inc.	183	7,942
		75,950
Machinery†
Stanley Black & Decker, Inc.	70	8,663
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
Blackstone Mortgage Trust, Inc., Class A	6,320	188,462
Starwood Property Trust, Inc.	8,370	191,673
		380,135
Multi-Utilities — 0.2%
Ameren Corp.	402	19,867
NorthWestern Corp.	346	20,006
		39,873
Oil, Gas and Consumable Fuels — 3.5%
Antero Midstream Partners LP	2,180	60,081
Chevron Corp.	71	7,141
Enterprise Products Partners LP	3,565	94,116
EQT GP Holdings LP	1,686	42,302
EQT Midstream Partners LP	728	57,228
Exxon Mobil Corp.	960	83,654
Occidental Petroleum Corp.	461	35,428
Phillips 66 Partners LP	1,517	75,046
Rice Midstream Partners LP	2,651	60,602
Royal Dutch Shell plc ADR	95	4,911
Shell Midstream Partners LP	3,499	106,614
Spectra Energy Partners LP	2,422	110,516
TOTAL SA ADR	1,020	48,705
		786,344
Pharmaceuticals — 0.8%
Johnson & Johnson	761	90,818
Merck & Co., Inc.	531	33,341
Pfizer, Inc.	1,399	48,685
		172,844
Road and Rail†
Norfolk Southern Corp.	70	6,573
Semiconductors and Semiconductor Equipment — 0.3%
Applied Materials, Inc.	943	28,139
Maxim Integrated Products, Inc.	1,080	43,978
		72,117
Software — 0.1%
Microsoft Corp.	139	7,987
Oracle Corp.	344	14,180
		22,167
Technology Hardware, Storage and Peripherals†
Apple, Inc.	28	2,971
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	3,426	49,266
TOTAL COMMON STOCKS (Cost $5,279,383)		5,647,229

PREFERRED STOCKS — 10.6%
Banks — 4.7%
Bank of America Corp., 5.20%	13,000	12,778
Bank of America Corp., 6.50%	142,000	154,972
U.S. Bancorp, 6.00%	19,494	507,574
Wells Fargo & Co., 8.00%	13,290	364,545
		1,039,869
Diversified Financial Services — 0.7%
Citigroup, Inc., 5.90%	13,000	13,522
Citigroup, Inc., 5.95%	137,000	142,651
		156,173
Electric Utilities — 1.7%
Pacific Gas & Electric Co., 4.50%	7,968	206,889
Pacific Gas & Electric Co., 4.80%	1,637	43,233
Pacific Gas & Electric Co., 5.00%	4,987	130,859
		380,981
Equity Real Estate Investment Trusts (REITs) — 0.2%
DDR Corp., 6.25%	500	13,200
Kimco Realty Corp., 5.625%	530	13,749
Public Storage, 5.40%	500	13,475
		40,424
Industrial Conglomerates — 1.8%
General Electric Co., 5.00%	386,000	413,985
Multi-Utilities — 1.5%
SCE Trust II, 5.10%	12,626	327,013
TOTAL PREFERRED STOCKS (Cost $2,267,632)		2,358,445
CONVERTIBLE BONDS — 5.0%
Auto Components — 0.1%
Deutsche Bank AG, (convertible into Delphi Automotive plc), 6.50%, 12/22/16(2)(3)	438	30,891
Energy Equipment and Services†
Morgan Stanley B.V., (convertible into Schlumberger Ltd.), 3.23%, 2/23/17(2)(3)	64	5,147
Food and Staples Retailing — 0.2%
Deutsche Bank AG, (convertible into CVS Health Corp.), 2.35%, 1/11/17(2)(3)	488	46,417
Food Products†
Credit Suisse AG, (convertible into Mondelez International, Inc.), 3.10%, 9/22/16(2)(3)	93	4,149
Health Care Providers and Services — 0.1%
Wells Fargo Bank N.A., (convertible into Cigna Corp.), 4.32%, 2/21/17(2)(3)	215	27,723
Multiline Retail — 0.2%
UBS AG, (convertible into Target Corp.), 2.20%, 2/23/17(2)(3)	466	32,781
Semiconductors and Semiconductor Equipment — 3.5%
Intel Corp., 2.95%, 12/15/35	292,000	389,637
Microchip Technology, Inc., 1.625%, 2/15/25	307,000	396,606
		786,243
Software — 0.5%
Citigroup Global Markets Holdings, Inc. (convertible into Oracle Corp.), 1.60%, 12/7/16(2)(3)	2,457	99,828
Specialty Retail — 0.4%
Merrill Lynch International & Co. CV, (convertible into Advance Auto Parts, Inc.), 4.85%, 11/16/16(2)(3)	128	20,008
UBS AG, (convertible into Advance Auto Parts, Inc.), 6.00%, 11/21/16(2)(3)	414	63,359
Wells Fargo Bank N.A., (convertible into Bed Bath & Beyond, Inc.), 4.37%, 3/1/17(2)(3)	106	4,869
		88,236
TOTAL CONVERTIBLE BONDS (Cost $1,005,630)		1,121,415

CONVERTIBLE PREFERRED STOCKS — 4.5%
Banks — 3.0%
Bank of America Corp., 7.25%		300	372,297
Wells Fargo & Co., 7.50%		226	305,665
			677,962
Gas Utilities — 1.5%
Spire, Inc., 6.75%, 4/1/17		5,678	335,002
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $941,610)			1,012,964
CORPORATE BONDS — 1.8%
Automobiles†
Daimler Finance North America LLC, 2.00%, 8/3/18(3)		10,000	10,104
Banks — 0.2%
Capital One Financial Corp., 4.20%, 10/29/25		15,000	15,698
Citigroup, Inc., 4.00%, 8/5/24		10,000	10,479
Royal Bank of Scotland plc (The), MTN, VRN, 4.625%, 9/22/16	EUR	15,000	16,771
			42,948
Capital Markets†
Jefferies Group LLC, 5.125%, 4/13/18		$10,000	10,448
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc., 4.625%, 3/15/24		14,000	14,724
Consumer Finance†
Synchrony Financial, 2.60%, 1/15/19		10,000	10,140
Diversified Financial Services — 0.3%
Goldman Sachs Group, Inc. (The), VRN, 5.30%, 11/10/26		48,000	49,200
Morgan Stanley, 5.00%, 11/24/25		14,000	15,634
			64,834
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.45%, 4/1/24		14,000	15,456
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		14,000	12,117
Nabors Industries, Inc., 6.15%, 2/15/18		10,000	10,367
			22,484
Food and Staples Retailing — 0.1%
Dollar General Corp., 3.25%, 4/15/23		10,000	10,340
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	14,593
			24,933
Gas Utilities — 0.2%
Energy Transfer Partners LP, 2.50%, 6/15/18		$10,000	10,098
MPLX LP, 4.875%, 12/1/24(3)		12,000	12,287
Williams Cos., Inc. (The), 3.70%, 1/15/23		15,000	14,625
			37,010
Household Durables†
Toll Brothers Finance Corp., 4.00%, 12/31/18		10,000	10,437
Industrial Conglomerates — 0.1%
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		14,000	14,839
Insurance — 0.1%
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)		14,000	14,760
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		15,000	15,804
Media — 0.1%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		10,000	10,311

Time Warner Cable, Inc., 5.85%, 5/1/17	10,000	10,292
		20,603
Multi-Utilities — 0.1%
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	15,000	14,943
Oil, Gas and Consumable Fuels — 0.1%
Petrobras Global Finance BV, 5.375%, 1/27/21	14,000	13,527
Shell International Finance BV, 1.625%, 11/10/18	10,000	10,060
		23,587
Real Estate Investment Trusts (REITs)†
VEREIT Operating Partnership LP, 4.125%, 6/1/21	5,000	5,244
Technology Hardware, Storage and Peripherals — 0.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(3)	5,000	5,143
Seagate HDD Cayman, 4.75%, 6/1/23	14,000	13,645
		18,788
Wireless Telecommunication Services†
T-Mobile USA, Inc., 6.625%, 4/1/23	10,000	10,706
TOTAL CORPORATE BONDS (Cost $399,913)		402,792
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 1.4%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	8,110	8,182
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.89%, 9/1/16	9,950	8,933
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 9/1/16	6,992	6,725
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.98%, 9/1/16	2,111	1,875
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	6,612	6,858
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.39%, 9/1/16	10,968	10,808
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 9/1/16	11,792	11,566
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.62%, 9/1/16	10,449	10,062
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.90%, 9/1/16	9,026	9,091
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.00%, 9/1/16	3,773	3,773
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.14%, 9/1/16	13,161	13,084
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 9/1/16	7,980	7,635
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.94%, 9/1/16	1,043	1,088
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 9/1/16	6,720	6,817
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 9/1/16	12,832	12,554
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.74%, 9/1/16	7,088	6,982
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.84%, 9/1/16	15,662	15,796
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	4,396	4,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 9/1/16	8,167	8,235
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 9/1/16	7,633	7,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 9/1/16	8,722	8,718
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	2,901	2,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.01%, 9/1/16	5,790	5,571
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.90%, 9/1/16	11,130	10,512
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.08%, 9/1/16	11,118	10,791
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.79%, 9/1/16	23,798	22,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.41%, 9/1/16	15,020	14,089
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	8,793	8,755
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	17,892	17,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	15,381	15,158
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	6,606	6,505
		285,494

U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2016-C04, Class 1M2, VRN, 4.77%, 9/26/16	10,000	10,219
FNMA, Series 2016-C05, Class 2M2, VRN, 4.97%, 9/26/16	5,000	5,098
		15,317
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $298,721)		300,811
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	25,000	26,307
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	15,000	16,132
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 9/1/16	25,000	28,750
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 9/1/16	10,000	11,129
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 9/1/16	10,000	11,287
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 9/1/16	15,000	16,573
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 9/1/16	25,000	26,862
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	25,000	26,254
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	25,000	26,096
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	16,103
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	10,000	10,958
Hudson Yards 2016-10HY Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 9/1/16(3)	10,000	10,352
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 9/1/16	15,000	16,597
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 9/1/16	10,000	10,560
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $244,738)		253,960
EXCHANGE-TRADED FUNDS — 0.7%
Alerian MLP ETF	4,330	54,255
iShares Russell 1000 Value ETF	1,034	110,007
TOTAL EXCHANGE-TRADED FUNDS (Cost $154,798)		164,262
ASSET-BACKED SECURITIES(4) — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(3)	15,000	14,976
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	25,341
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	9,486	9,445
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.91%, 9/17/16(3)	14,222	14,245
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.51%, 9/17/16(3)	9,767	9,720
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(3)	9,554	9,720
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(3)	9,538	9,573
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	10,940	10,990
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	9,544	9,538
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(3)	11,625	10,860
TOTAL ASSET-BACKED SECURITIES (Cost $124,473)		124,408
U.S. TREASURY SECURITIES — 0.1%
U.S. Treasury Bills, 0.43%, 2/9/17(5)(6) (Cost $29,943)	30,000	29,942
TEMPORARY CASH INVESTMENTS — 4.2%
SSgA U.S. Government Money Market Fund, Class N	557,357	557,357
State Street Institutional Liquid Reserves Fund, Premier Class	368,944	368,944
TOTAL TEMPORARY CASH INVESTMENTS (Cost $926,301)		926,301
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $21,701,516)		22,592,465
OTHER ASSETS AND LIABILITIES — (1.3)%		(281,457)
TOTAL NET ASSETS — 100.0%		$22,311,008

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,928	USD	2,924	Credit Suisse AG	9/30/16	26
AUD	5,892	USD	4,489	Credit Suisse AG	9/30/16	(63)
AUD	5,401	USD	4,107	Credit Suisse AG	9/30/16	(51)
USD	115,161	AUD	157,121	Credit Suisse AG	9/30/16	(2,843)
USD	3,621	AUD	4,910	Credit Suisse AG	9/30/16	(67)
USD	3,294	AUD	4,419	Credit Suisse AG	9/30/16	(25)
USD	4,111	AUD	5,401	Credit Suisse AG	9/30/16	55
USD	2,939	AUD	3,928	Credit Suisse AG	9/30/16	(11)
USD	2,613	AUD	3,437	Credit Suisse AG	9/30/16	32
BRL	172,717	USD	52,048	UBS AG	9/21/16	1,150
USD	52,961	CAD	69,265	JPMorgan Chase Bank N.A.	9/21/16	138
COP	164,011,202	USD	52,235	UBS AG	9/21/16	2,741
EUR	996	USD	1,110	UBS AG	9/30/16	2
EUR	3,797	USD	4,212	UBS AG	9/30/16	28
EUR	3,835	USD	4,217	UBS AG	9/30/16	66
EUR	955	USD	1,053	UBS AG	9/30/16	14
EUR	948	USD	1,073	UBS AG	9/30/16	(15)
EUR	3,347	USD	3,749	UBS AG	9/30/16	(11)
USD	16,949	EUR	15,143	JPMorgan Chase Bank N.A.	9/21/16	44
USD	33,615	EUR	30,416	UBS AG	9/30/16	(354)
USD	143,346	EUR	129,704	UBS AG	9/30/16	(1,508)
USD	5,111	EUR	4,602	UBS AG	9/30/16	(28)
USD	5,916	EUR	5,335	UBS AG	9/30/16	(41)
USD	4,299	EUR	3,870	UBS AG	9/30/16	(24)
USD	1,143	EUR	1,026	UBS AG	9/30/16	(3)
USD	1,260	EUR	1,141	UBS AG	9/30/16	(14)
USD	4,189	EUR	3,800	UBS AG	9/30/16	(55)
USD	1,934	EUR	1,739	UBS AG	9/30/16	(8)
USD	2,838	EUR	2,537	UBS AG	9/30/16	5
USD	5,351	EUR	4,777	UBS AG	9/30/16	16
USD	2,066	EUR	1,819	UBS AG	9/30/16	35
USD	1,242	EUR	1,109	UBS AG	9/30/16	4
USD	2,705	EUR	2,423	UBS AG	9/30/16	(1)
GBP	98	USD	130	Credit Suisse AG	9/30/16	(1)
GBP	171	USD	229	Credit Suisse AG	9/30/16	(4)
GBP	88	USD	116	Credit Suisse AG	9/30/16	(1)
USD	15,882	GBP	10,993	UBS AG	9/21/16	1,440
USD	346	GBP	264	UBS AG	9/21/16	(1)
USD	2,858	GBP	2,210	Credit Suisse AG	9/30/16	(47)
USD	547	GBP	412	Credit Suisse AG	9/30/16	6
USD	514	GBP	393	Credit Suisse AG	9/30/16	(2)
USD	407	GBP	311	Credit Suisse AG	9/30/16	(2)
USD	105	GBP	80	Credit Suisse AG	9/30/16	—
USD	26,349	HUF	7,334,039	UBS AG	9/21/16	(71)
IDR	1,731,373,137	USD	130,689	UBS AG	9/21/16	(714)
INR	7,058,207	USD	104,902	UBS AG	9/21/16	182
USD	52,681	MXN	1,001,640	JPMorgan Chase Bank N.A.	9/21/16	(484)
USD	78,803	MYR	320,022	UBS AG	9/21/16	663
USD	26,447	NOK	222,804	JPMorgan Chase Bank N.A.	9/21/16	(292)
USD	78,932	PHP	3,725,268	UBS AG	9/21/16	(927)
RUB	1,762,734	USD	26,189	UBS AG	9/21/16	647

SGD	3,138	USD	2,302	Credit Suisse AG	9/30/16	1
SGD	6,276	USD	4,689	Credit Suisse AG	9/30/16	(83)
USD	91,252	SGD	124,263	Credit Suisse AG	9/30/16	53
USD	2,793	SGD	3,766	Credit Suisse AG	9/30/16	29
USD	4,205	SGD	5,648	Credit Suisse AG	9/30/16	60
USD	2,315	SGD	3,138	Credit Suisse AG	9/30/16	12
USD	2,310	SGD	3,138	Credit Suisse AG	9/30/16	7
USD	4,206	SGD	5,648	Credit Suisse AG	9/30/16	60
USD	48,888	SGD	65,878	Credit Suisse AG	9/30/16	539
USD	3,512	SGD	4,743	Credit Suisse AG	9/30/16	31
ZAR	370,775	USD	26,281	JPMorgan Chase Bank N.A.	9/21/16	(1,156)
						(821)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 26 Index	150,000	Sell	5.00	6/20/21	3.93%	4,320	8,195

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
COP	-	Colombian Peso
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MLP	-	Master Limited Partnership
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $335,172, which represented 1.5% of total net assets.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $617,326, which represented 2.8% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $10,978.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	10,249,936	—	—
Common Stocks	5,027,540	619,689	—
Preferred Stocks	1,370,415	988,030	—
Convertible Bonds	—	1,121,415	—
Convertible Preferred Stocks	—	1,012,964	—
Corporate Bonds	—	402,792	—
Collateralized Mortgage Obligations	—	300,811	—
Commercial Mortgage-Backed Securities	—	253,960	—
Exchange-Traded Funds	164,262	—	—
Asset-Backed Securities	—	124,408	—
U.S. Treasury Securities	—	29,942	—
Temporary Cash Investments	926,301	—	—
	17,738,454	4,854,011	—
Other Financial Instruments
Swap Agreements	—	8,195	—
Forward Foreign Currency Exchange Contracts	—	8,086	—
	—	16,281	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	8,907	—

3. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended August 31, 2016 follows:

Affiliated Fund(1)	Beginning Value($)	Purchase Cost($)	Sales Cost($)	Realized Gain (Loss)($)	Distributions Received(2)($)	Ending Value($)

Emerging Markets Debt Fund R6 Class	1,925,681	1,114,982	532,993	(5,868)	63,091	2,663,810
High-Yield Fund R6 Class	3,496,667	2,942,050	1,468,841	(135,063)	175,602	5,339,014
International Value Fund R6 Class	1,490,156	1,766,431	1,365,158	(239,555)	44,034	2,038,899
Utilities Fund Investor Class	163,513	42,684	21,642	144	8,299	208,213
	$7,076,017	$5,866,147	$3,388,634	$(380,342)	$291,026	$10,249,936

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$21,701,516
Gross tax appreciation of investments	$1,083,307
Gross tax depreciation of investments	(192,358)
Net tax appreciation (depreciation) of investments	$890,949

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
August 31, 2016

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 80.2%
Aerospace and Defense — 1.1%
Boeing Co. (The)	29,821	3,860,328
Hexcel Corp.	911	40,858
Huntington Ingalls Industries, Inc.	4,220	697,017
Lockheed Martin Corp.	7,896	1,918,491
Mercury Systems, Inc.(1)	2,161	49,012
Saab AB, B Shares	1,721	58,622
Safran SA	2,853	199,472
Textron, Inc.	36,380	1,486,123
Thales SA	9,930	859,863
United Technologies Corp.	20,200	2,149,886
		11,319,672
Air Freight and Logistics — 0.1%
Royal Mail plc	60,000	404,975
XPO Logistics, Inc.(1)	3,241	116,028
		521,003
Airlines — 0.6%
Alaska Air Group, Inc.	4,853	327,723
Delta Air Lines, Inc.	37,381	1,373,752
Deutsche Lufthansa AG	4,926	57,392
Hawaiian Holdings, Inc.(1)	7,263	341,216
Japan Airlines Co. Ltd.	16,900	514,032
JetBlue Airways Corp.(1)	48,074	766,780
Ryanair Holdings plc ADR	10,244	743,817
Spirit Airlines, Inc.(1)	10,786	431,332
United Continental Holdings, Inc.(1)	21,797	1,098,787
		5,654,831
Auto Components — 1.1%
BorgWarner, Inc.	17,070	587,037
Bridgestone Corp.	21,600	742,164
Calsonic Kansei Corp.	9,000	70,720
Continental AG	760	159,291
Cooper Tire & Rubber Co.	1,207	41,026
Cooper-Standard Holding, Inc.(1)	592	58,638
Delphi Automotive plc	32,026	2,262,957
Drew Industries, Inc.	2,187	222,746
Goodyear Tire & Rubber Co. (The)	39,836	1,169,187
Hota Industrial Manufacturing Co. Ltd.	118,000	611,746
Koito Manufacturing Co. Ltd.	3,500	166,602
Lear Corp.	11,948	1,389,433
Minth Group Ltd.	176,000	665,880
Motherson Sumi Systems Ltd.	64,808	312,137
Plastic Omnium SA	4,146	132,288
Tenneco, Inc.(1)	2,186	122,044
Toyota Boshoku Corp.	9,100	208,007
TS Tech Co. Ltd.	7,400	171,724
Tung Thih Electronic Co. Ltd.	41,000	625,392
Valeo SA	19,548	1,011,526

Visteon Corp.	86	6,080
		10,736,625
Automobiles — 0.8%
Astra International Tbk PT	2,139,500	1,314,506
Daimler AG	1,123	77,765
Fiat Chrysler Automobiles NV	15,687	108,400
Ford Motor Co.	101,247	1,275,712
Fuji Heavy Industries Ltd.	11,600	459,448
Honda Motor Co. Ltd.	22,000	674,044
Honda Motor Co. Ltd. ADR	15,423	475,183
Isuzu Motors Ltd.	15,800	181,800
Mazda Motor Corp.	5,900	97,255
Peugeot SA(1)	36,465	537,925
Tata Motors Ltd.	105,770	849,224
Thor Industries, Inc.	3,364	272,989
Tofas Turk Otomobil Fabrikasi AS	91,074	670,094
Toyota Motor Corp.	21,500	1,296,255
		8,290,600
Banks — 4.8%
Australia & New Zealand Banking Group Ltd.	52,768	1,066,795
Banco Bilbao Vizcaya Argentaria SA	16,500	102,663
Banco Santander SA	185,984	833,973
Bank Mandiri Persero Tbk PT	660,900	559,261
Bank of America Corp.	134,270	2,167,118
Bank of Hawaii Corp.	5,773	415,887
Bank of the Ozarks, Inc.	3,845	150,647
Bank Rakyat Indonesia Persero Tbk PT	582,100	511,230
BankUnited, Inc.	23,434	753,403
BB&T Corp.	63,011	2,425,923
BNP Paribas SA	16,869	858,128
BOC Hong Kong Holdings Ltd.	162,000	566,970
Boston Private Financial Holdings, Inc.	5,314	68,444
Capital Bank Financial Corp., Class A	4,689	146,813
Capitec Bank Holdings Ltd.	14,762	584,958
Cathay General Bancorp	3,079	96,742
Citigroup, Inc.	52,045	2,484,628
Comerica, Inc.	7,570	357,985
Commerce Bancshares, Inc.	12,137	615,103
Commercial International Bank Egypt S.A.E.	66,288	362,720
Credicorp Ltd.	4,099	642,231
CVB Financial Corp.	1,258	22,380
Eagle Bancorp, Inc.(1)	288	14,907
Erste Group Bank AG	22,280	625,903
FCB Financial Holdings, Inc., Class A(1)	4,320	165,456
First Financial Bankshares, Inc.	1,914	70,091
First Hawaiian, Inc.(1)	2,525	67,114
Franklin Financial Network, Inc.(1)	685	23,804
Hang Seng Bank Ltd.	33,500	587,731
HDFC Bank Ltd.	83,876	1,960,885
Home BancShares, Inc.	267	6,248
HSBC Holdings plc	187,830	1,391,839
Industrial & Commercial Bank of China Ltd., H Shares	2,146,770	1,364,294
ING Groep NV	89,011	1,114,004

Itau Unibanco Holding SA ADR	47,384	525,015
JPMorgan Chase & Co.	59,253	3,999,577
Kasikornbank PCL	64,500	368,939
KBC Group NV(1)	32,022	1,895,604
KeyCorp	53,710	674,598
LegacyTexas Financial Group, Inc.	3,056	92,688
Lloyds Banking Group plc	639,221	498,180
M&T Bank Corp.	4,758	563,014
Mitsubishi UFJ Financial Group, Inc.	77,000	419,811
Mizuho Financial Group, Inc.	85,300	148,151
OTP Bank plc	16,301	425,824
PacWest Bancorp	1,618	70,076
PNC Financial Services Group, Inc. (The)	28,328	2,552,353
Prosperity Bancshares, Inc.	1,132	62,792
Raiffeisen Bank International AG(1)	7,666	108,940
Sberbank of Russia PJSC ADR	69,077	633,436
Societe Generale SA	18,466	672,419
Southside Bancshares, Inc.	1,771	58,177
Sumitomo Mitsui Financial Group, Inc.	20,500	717,445
SunTrust Banks, Inc.	9,086	400,420
SVB Financial Group(1)	4,395	488,109
Texas Capital Bancshares, Inc.(1)	1,857	97,530
U.S. Bancorp	48,390	2,136,418
UMB Financial Corp.	9,054	550,483
United Overseas Bank Ltd.	4,600	60,807
Wells Fargo & Co.	79,404	4,033,723
Westamerica Bancorporation	10,861	552,173
Westpac Banking Corp.	43,111	954,506
		46,947,486
Beverages — 1.2%
Anheuser-Busch InBev SA/NV	7,928	982,047
Coca-Cola Bottling Co. Consolidated	606	91,082
Coca-Cola Co. (The)	6,481	281,470
Constellation Brands, Inc., Class A	7,067	1,159,341
Dr Pepper Snapple Group, Inc.	2,559	239,778
Fomento Economico Mexicano SAB de CV ADR	6,033	552,321
MGP Ingredients, Inc.	1,468	58,632
Monster Beverage Corp.(1)	2,297	353,485
PepsiCo, Inc.	68,716	7,335,433
Pernod Ricard SA	3,530	405,173
Remy Cointreau SA	2,430	212,046
Treasury Wine Estates Ltd.	62,574	528,119
		12,198,927
Biotechnology — 2.5%
AbbVie, Inc.	50,866	3,260,511
Acceleron Pharma, Inc.(1)	601	18,036
Achillion Pharmaceuticals, Inc.(1)	2,945	24,326
Aimmune Therapeutics, Inc.(1)	1,421	20,988
Alder Biopharmaceuticals, Inc.(1)	1,214	40,026
Alexion Pharmaceuticals, Inc.(1)	688	86,592
Alkermes plc(1)	4,101	179,501
Amgen, Inc.	32,877	5,591,063
Biogen, Inc.(1)	12,443	3,802,954

BioMarin Pharmaceutical, Inc.(1)	5,578	523,718
Celgene Corp.(1)	4,296	458,555
Cepheid(1)	850	29,172
Dynavax Technologies Corp.(1)	1,234	19,324
Eagle Pharmaceuticals, Inc.(1)	486	29,038
Exact Sciences Corp.(1)	1,139	21,037
Exelixis, Inc.(1)	3,885	43,318
FibroGen, Inc.(1)	1,331	23,040
Galapagos NV(1)	3,225	174,758
Genmab A/S(1)	2,467	394,164
Gilead Sciences, Inc.	43,525	3,411,489
Grifols SA	15,820	335,106
Halozyme Therapeutics, Inc.(1)	2,875	28,175
Incyte Corp.(1)	15,628	1,267,431
Innate Pharma SA(1)	1,802	20,723
Kite Pharma, Inc.(1)	735	42,351
Ligand Pharmaceuticals, Inc., Class B(1)	266	27,480
Medy-Tox, Inc.	1,460	579,417
Myriad Genetics, Inc.(1)	481	9,793
Neurocrine Biosciences, Inc.(1)	9,932	481,305
Novavax, Inc.(1)	4,725	32,319
Ophthotech Corp.(1)	554	29,257
Portola Pharmaceuticals, Inc.(1)	559	11,381
Prothena Corp. plc(1)	773	38,634
Puma Biotechnology, Inc.(1)	2,918	172,600
Radius Health, Inc.(1)	833	45,682
Regeneron Pharmaceuticals, Inc.(1)	2,163	849,086
Sage Therapeutics, Inc.(1)	528	19,626
Sarepta Therapeutics, Inc.(1)	486	12,670
Shire plc	25,580	1,599,237
Spark Therapeutics, Inc.(1)	628	35,532
TESARO, Inc.(1)	416	35,231
Ultragenyx Pharmaceutical, Inc.(1)	658	43,375
United Therapeutics Corp.(1)	1,365	166,912
Vertex Pharmaceuticals, Inc.(1)	4,612	435,880
		24,470,813
Building Products — 0.5%
AO Smith Corp.	791	76,316
Apogee Enterprises, Inc.	2,729	132,084
Continental Building Products, Inc.(1)	1,787	39,689
CSW Industrials, Inc.(1)	2,536	81,862
Daikin Industries Ltd.	7,000	648,751
dorma+kaba Holding AG	230	180,530
Fortune Brands Home & Security, Inc.	10,202	648,439
Geberit AG	300	130,853
Lennox International, Inc.	3,513	565,839
Masonite International Corp.(1)	2,595	173,164
NCI Building Systems, Inc.(1)	1,610	24,375
Nortek, Inc.(1)	150	12,891
Owens Corning	25,591	1,405,458
PGT, Inc.(1)	8,876	105,713
Trex Co., Inc.(1)	959	59,400

USG Corp.(1)	15,663	429,636
		4,715,000
Capital Markets — 2.4%
Aberdeen Asset Management plc	27,320	115,016
Affiliated Managers Group, Inc.(1)	8,201	1,164,952
Ameriprise Financial, Inc.	19,412	1,962,165
Ares Management LP	3,666	67,014
Bank of New York Mellon Corp. (The)	39,130	1,630,547
Bats Global Markets, Inc.(1)	3,371	82,590
BlackRock, Inc.	2,730	1,017,771
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	72,200	399,993
Charles Schwab Corp. (The)	31,740	998,540
Daiwa Securities Group, Inc.	46,000	268,713
Deutsche Boerse AG(1)	8,370	715,162
Eaton Vance Corp.	28,531	1,142,096
Evercore Partners, Inc., Class A	4,991	255,739
Federated Investors, Inc., Class B	481	15,536
Franklin Resources, Inc.	4,279	156,184
Goldman Sachs Group, Inc. (The)	7,080	1,199,777
Ichigo, Inc.	53,100	216,064
Invesco Ltd.	69,549	2,169,233
Investec plc	99,970	591,790
Julius Baer Group Ltd.	17,280	724,370
London Stock Exchange Group plc	25,030	905,517
Man Group plc	176,854	252,440
Moscow Exchange MICEX-RTS PJSC	372,800	723,962
Nasdaq, Inc.	12,499	890,054
Northern Trust Corp.	25,571	1,805,057
Partners Group Holding AG	510	233,857
S&P Global, Inc.	10,944	1,352,022
SBI Holdings, Inc.	17,300	205,329
SEI Investments Co.	16,680	768,948
State Street Corp.	11,315	794,766
T. Rowe Price Group, Inc.	5,840	406,114
TD Ameritrade Holding Corp.	20,550	675,376
		23,906,694
Chemicals — 1.9%
Air Products & Chemicals, Inc.	12,898	2,007,187
Arkema SA	8,690	775,752
Axalta Coating Systems Ltd.(1)	23,611	675,747
BASF SE	6,207	504,731
Cabot Corp.	23,927	1,193,000
Chase Corp.	328	21,113
Covestro AG	2,470	128,611
Dow Chemical Co. (The)	78,806	4,227,154
Evonik Industries AG	4,149	139,465
Green Seal Holding Ltd.	64,000	285,404
H.B. Fuller Co.	675	32,049
Hitachi Chemical Co. Ltd.	10,000	215,532
Ingevity Corp.(1)	8,493	376,919
Innophos Holdings, Inc.	1,272	53,704
Innospec, Inc.	1,871	110,913
Koninklijke DSM NV	14,750	1,028,141

Lenzing AG	2,570	304,444
LyondellBasell Industries NV, Class A	9,477	747,641
Minerals Technologies, Inc.	1,997	140,928
Mitsubishi Chemical Holdings Corp.	30,900	194,960
Mitsui Chemicals, Inc.	28,000	133,958
Monsanto Co.	303	32,270
PPG Industries, Inc.	19,706	2,086,471
RPM International, Inc.	2,027	110,532
Scotts Miracle-Gro Co. (The), Class A	5,133	425,012
Sensient Technologies Corp.	1,738	127,274
Sherwin-Williams Co. (The)	5,772	1,637,574
Symrise AG	8,216	604,951
Trinseo SA	1,026	59,364
W.R. Grace & Co.	898	70,161
		18,450,962
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	2,065	79,358
Brink's Co. (The)	1,928	70,372
Clean Harbors, Inc.(1)	6,629	316,866
Deluxe Corp.	268	18,270
Downer EDI Ltd.	29,473	108,537
InnerWorkings, Inc.(1)	6,199	54,985
Intrum Justitia AB	4,626	146,065
KAR Auction Services, Inc.	17,315	732,078
Loomis AB, B Shares	3,485	99,738
Multi-Color Corp.	2,160	144,353
Rentokil Initial plc	52,850	148,447
Republic Services, Inc.	14,643	739,764
Sohgo Security Services Co. Ltd.	8,500	424,733
Tyco International plc	85,293	3,725,598
		6,809,164
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	1,139	90,755
Ciena Corp.(1)	11,944	256,199
Cisco Systems, Inc.	181,950	5,720,508
NetScout Systems, Inc.(1)	3,595	106,340
		6,173,802
Construction and Engineering — 0.5%
ACS Actividades de Construccion y Servicios SA	15,266	432,608
China Railway Construction Corp. Ltd., H Shares	553,000	676,498
Chiyoda Corp.	15,000	121,200
CIMIC Group Ltd.	24,187	538,243
Eiffage SA	1,536	120,276
Kyudenko Corp.	4,600	145,383
Larsen & Toubro Ltd.	26,343	595,127
Peab AB	22,129	184,955
Skanska AB, B Shares	21,972	481,756
Valmont Industries, Inc.	434	56,624
Vinci SA	13,210	1,001,839
Wijaya Karya Persero Tbk PT	2,153,200	525,923
		4,880,432
Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., H Shares	159,000	446,816

Buzzi Unicem SpA	11,440	243,220
Cemex SAB de CV ADR(1)	186,122	1,542,951
CRH plc	34,910	1,181,840
Headwaters, Inc.(1)	5,219	94,621
HeidelbergCement AG	11,630	1,080,236
Summit Materials, Inc., Class A(1)	4,363	86,126
Vulcan Materials Co.	6,567	747,784
		5,423,594
Consumer Finance — 0.6%
American Express Co.	36,938	2,422,394
Bharat Financial Inclusion Ltd.(1)	56,950	696,887
Discover Financial Services	26,173	1,570,380
Gentera SAB de CV	168,710	329,676
Srisawad Power 1979 PCL	332,622	379,557
Synchrony Financial	22,599	628,930
		6,027,824
Containers and Packaging — 0.5%
Avery Dennison Corp.	3,490	270,266
Ball Corp.	18,112	1,434,289
Bemis Co., Inc.	3,051	160,483
Berry Plastics Group, Inc.(1)	1,885	85,560
CCL Industries, Inc., Class B	1,060	202,276
Graphic Packaging Holding Co.	10,195	146,196
Klabin SA	62,600	328,974
Multi Packaging Solutions International Ltd.(1)	11,002	154,248
RPC Group plc	24,992	285,190
Sonoco Products Co.	8,121	418,556
WestRock Co.	29,624	1,418,990
		4,905,028
Distributors — 0.1%
Bapcor Ltd.	39,530	178,550
LKQ Corp.(1)	34,128	1,231,679
		1,410,229
Diversified Consumer Services — 0.1%
AcadeMedia AB(1)	23,951	183,955
Bright Horizons Family Solutions, Inc.(1)	1,762	120,098
Chegg, Inc.(1)	10,058	67,690
New Oriental Education & Technology Group, Inc. ADR	16,816	663,896
Nord Anglia Education, Inc.(1)	2,925	61,952
		1,097,591
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	6,484	975,777
Compass Diversified Holdings	4,571	78,850
Eurazeo SA	1,017	61,700
ORIX Corp.	107,100	1,539,760
		2,656,087
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	86,761	3,546,790
Cellnex Telecom SA	34,327	599,240
CenturyLink, Inc.	11,334	315,085
HKT Trust & HKT Ltd.	107,000	147,585
Level 3 Communications, Inc.(1)	2,349	116,581
Nippon Telegraph & Telephone Corp.	21,600	949,051

Orange SA	40,515	618,685
PCCW Ltd.	122,000	77,375
SBA Communications Corp., Class A(1)	8,976	1,024,610
Telefonica SA	33,597	338,406
Telekomunikasi Indonesia Persero Tbk PT	2,751,500	873,262
Telstra Corp. Ltd.	81,199	320,992
Verizon Communications, Inc.	22,587	1,181,978
Vocus Communications Ltd.	13,372	77,282
		10,186,922
Electric Utilities — 0.7%
ALLETE, Inc.	962	57,047
Edison International	28,807	2,094,845
El Paso Electric Co.	504	23,028
Endesa SA	23,192	472,377
Enel SpA	183,390	809,658
Eversource Energy	4,891	263,967
PG&E Corp.	14,644	907,049
Portland General Electric Co.	153	6,443
PPL Corp.	14,710	511,614
Xcel Energy, Inc.	46,794	1,935,400
		7,081,428
Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,306	359,307
AMETEK, Inc.	14,686	715,943
Eaton Corp. plc	10,373	690,219
Emerson Electric Co.	7,133	375,766
Gamesa Corp. Tecnologica SA	8,402	192,829
Havells India Ltd.	79,187	493,781
Hubbell, Inc.	5,069	549,023
Legrand SA	13,710	821,378
Nexans SA(1)	4,610	247,752
Prysmian SpA	10,850	267,710
Rockwell Automation, Inc.	11,657	1,351,396
Vestas Wind Systems A/S	8,728	724,074
		6,789,178
Electronic Equipment, Instruments and Components — 0.9%
AAC Technologies Holdings, Inc.	81,000	923,545
Alps Electric Co. Ltd.	7,100	160,096
Belden, Inc.	1,742	129,936
CDW Corp.	27,365	1,221,847
Dolby Laboratories, Inc., Class A	1,386	67,831
Fabrinet(1)	1,014	39,363
Hexagon AB, B Shares	24,760	1,008,257
Ingram Micro, Inc., Class A	1,155	40,379
IPG Photonics Corp.(1)	429	37,314
KCE Electronics PCL	191,400	540,490
Keyence Corp.	900	630,909
Keysight Technologies, Inc.(1)	20,555	625,489
Largan Precision Co. Ltd.	4,000	448,780
Orbotech Ltd.(1)	1,602	45,785
OSI Systems, Inc.(1)	1,453	97,438
Sunny Optical Technology Group Co. Ltd.	75,000	400,739
TE Connectivity Ltd.	31,028	1,972,450

Tongda Group Holdings Ltd.	854,000	178,340
Trimble Navigation Ltd.(1)	19,082	522,847
TTM Technologies, Inc.(1)	6,798	72,943
VeriFone Systems, Inc.(1)	6,906	137,153
		9,301,931
Energy Equipment and Services — 1.0%
Atwood Oceanics, Inc.	15,848	125,199
Dril-Quip, Inc.(1)	3,033	168,544
FMC Technologies, Inc.(1)	46,209	1,303,094
Forum Energy Technologies, Inc.(1)	1,841	32,346
Frank's International NV	24,222	278,311
Halliburton Co.	59,302	2,550,579
Helmerich & Payne, Inc.	1,317	79,626
Matrix Service Co.(1)	2,371	43,840
National Oilwell Varco, Inc.	8,679	291,094
Petrofac Ltd.	22,338	243,905
Rowan Cos. plc	30,714	382,696
Schlumberger Ltd.	41,760	3,299,040
Secure Energy Services, Inc.	22,010	147,192
Subsea 7 SA(1)	44,294	481,598
Transocean Ltd.	3,700	35,775
US Silica Holdings, Inc.	1,540	60,445
		9,523,284
Equity Real Estate Investment Trusts (REITs) — 3.6%
Acadia Realty Trust	11,901	439,623
Activia Properties, Inc.	48	244,952
Advance Residence Investment Corp.	126	336,114
Alexandria Real Estate Equities, Inc.	5,926	652,393
American Campus Communities, Inc.	8,615	431,698
American Tower Corp.	15,512	1,758,751
Apartment Investment & Management Co., Class A	19,816	895,287
Armada Hoffler Properties, Inc.	3,469	47,803
AvalonBay Communities, Inc.	3,827	669,763
Big Yellow Group plc	20,948	208,097
Boston Properties, Inc.	2,484	348,083
Brixmor Property Group, Inc.	21,040	600,902
Camden Property Trust	3,473	304,825
CapitaLand Mall Trust	148,700	235,746
CareTrust REIT, Inc.	2,748	40,835
CBL & Associates Properties, Inc.	1,959	27,955
Chatham Lodging Trust	1,506	31,219
Colony Starwood Homes	17,456	541,136
Community Healthcare Trust, Inc.	923	21,201
Corrections Corp. of America	12,861	204,876
Crown Castle International Corp.	6,886	652,586
CubeSmart	15,581	428,945
CyrusOne, Inc.	621	31,572
Dexus Property Group	65,064	475,297
DiamondRock Hospitality Co.	2,104	22,281
Duke Realty Corp.	25,428	715,035
Easterly Government Properties, Inc.	1,012	19,724
Empire State Realty Trust, Inc.	28,116	603,651
EPR Properties	229	17,935

Equinix, Inc.	3,557	1,311,288
First Industrial Realty Trust, Inc.	759	21,836
General Growth Properties, Inc.	14,653	426,988
GLP J-REIT	177	219,657
Goodman Group	72,491	413,508
Great Portland Estates plc	17,864	158,929
H&R Real Estate Investment Trust	8,966	159,438
HCP, Inc.	25,913	1,019,158
Host Hotels & Resorts, Inc.	112,575	2,006,087
Hulic Reit, Inc.	195	343,768
Hyprop Investments Ltd.	21,850	191,065
Japan Hotel REIT Investment Corp.	213	183,016
Japan Prime Realty Investment Corp.	19	84,014
Kite Realty Group Trust	3,466	100,098
Klepierre	4,883	228,818
Lamar Advertising Co., Class A	12,661	789,160
Land Securities Group plc	23,279	334,423
Lexington Realty Trust	5,000	53,950
Link REIT	139,000	1,010,577
Mack-Cali Realty Corp.	22,447	623,129
Mapletree Commercial Trust	104,122	119,219
Mapletree Industrial Trust	192,000	250,842
Medical Properties Trust, Inc.	2,547	38,893
MGM Growth Properties LLC, Class A	14,145	356,737
Mirvac Group	123,778	215,819
Mori Hills REIT Investment Corp.	228	344,870
National Health Investors, Inc.	1,250	100,350
Nippon Building Fund, Inc.	26	159,068
Nippon Prologis REIT, Inc.	44	105,593
Outfront Media, Inc.	2,388	53,300
Physicians Realty Trust	12,278	262,872
Piedmont Office Realty Trust, Inc., Class A	27,333	590,666
Prologis, Inc.	16,647	884,122
PS Business Parks, Inc.	469	51,956
QTS Realty Trust, Inc., Class A	1,768	95,808
Retail Properties of America, Inc.	19,119	325,023
Rexford Industrial Realty, Inc.	173	3,863
RioCan Real Estate Investment Trust	7,969	167,353
RLJ Lodging Trust	1,104	25,767
Ryman Hospitality Properties, Inc.	7,939	428,388
Sabra Health Care REIT, Inc.	2,362	60,184
Safestore Holdings plc	36,929	180,541
Scentre Group	149,574	558,690
Segro plc	65,068	387,232
Simon Property Group, Inc.	13,259	2,856,917
SL Green Realty Corp.	4,532	533,507
STORE Capital Corp.	12,969	384,272
Summit Hotel Properties, Inc.	3,237	46,289
Sun Communities, Inc.	1,061	81,188
Sunstone Hotel Investors, Inc.	29,360	407,810
Unibail-Rodamco SE	2,512	689,295
Urban Edge Properties	7,330	210,078
Urstadt Biddle Properties, Inc., Class A	1,662	37,744

Ventas, Inc.	4,075	296,130
VEREIT, Inc.	37,842	395,449
Vornado Realty Trust	8,837	912,951
Washington Real Estate Investment Trust	328	10,660
Welltower, Inc.	5,370	412,148
Westfield Corp.	15,198	116,733
Weyerhaeuser Co.	32,805	1,044,839
WP Carey, Inc.	8,016	534,266
		35,424,624
Food and Staples Retailing — 1.6%
Alimentation Couche-Tard, Inc., B Shares	18,280	942,715
BGF retail Co. Ltd.	1,330	241,547
BIM Birlesik Magazalar AS	10,280	176,232
Costco Wholesale Corp.	5,342	865,885
CP ALL PCL	429,200	771,842
CVS Health Corp.	17,736	1,656,543
Distribuidora Internacional de Alimentacion SA	20,790	126,966
GS Retail Co. Ltd.	9,619	406,327
Jeronimo Martins SGPS SA	57,830	933,086
Koninklijke Ahold Delhaize NV	15,830	379,020
Kroger Co. (The)	40,330	1,290,157
Magnit PJSC GDR	9,310	367,186
METRO AG	17,940	532,297
President Chain Store Corp.	96,000	763,934
Raia Drogasil SA	32,100	590,965
Seven & i Holdings Co. Ltd.	25,100	1,057,953
Sundrug Co. Ltd.	2,300	166,723
Sysco Corp.	17,280	896,141
Wal-Mart Stores, Inc.	39,566	2,826,595
Walgreens Boots Alliance, Inc.	3,214	259,402
X5 Retail Group NV GDR(1)	36,118	955,321
		16,206,837
Food Products — 2.1%
a2 Milk Co. Ltd.(1)	94,430	130,938
AdvancePierre Foods Holdings, Inc.	3,654	92,483
Amplify Snack Brands, Inc.(1)	3,876	65,621
B&G Foods, Inc.	1,823	86,556
Bellamy's Australia Ltd.	13,916	138,053
Blue Buffalo Pet Products, Inc.(1)	17,145	441,998
Calbee, Inc.	22,600	820,210
Campbell Soup Co.	13,454	816,927
ConAgra Foods, Inc.	17,214	802,344
Danone SA	10,230	777,207
Dean Foods Co.	20,853	358,880
Ezaki Glico Co. Ltd.	2,400	120,157
Fresh Del Monte Produce, Inc.	212	12,332
General Mills, Inc.	25,671	1,818,020
Hershey Co. (The)	8,985	897,512
Hormel Foods Corp.	60,507	2,314,998
Indofood Sukses Makmur Tbk PT	1,023,800	611,656
Ingredion, Inc.	5,670	776,563
Inventure Foods, Inc.(1)	2,672	25,892
J.M. Smucker Co. (The)	3,213	455,571

Kellogg Co.	22,889	1,881,705
Maple Leaf Foods, Inc.	8,080	179,480
Marine Harvest ASA	11,206	173,212
Mead Johnson Nutrition Co.	11,536	981,367
Mondelez International, Inc., Class A	34,066	1,533,651
Nestle SA	3,390	269,876
Pilgrim's Pride Corp.	3,387	78,172
Premium Brands Holdings Corp.	1,950	92,519
TreeHouse Foods, Inc.(1)	8,183	775,176
Tyson Foods, Inc., Class A	22,188	1,676,747
Ulker Biskuvi Sanayi AS	74,918	527,411
Uni-President Enterprises Corp.	171,000	323,348
WH Group Ltd.	418,000	328,686
		20,385,268
Gas Utilities — 0.4%
Atmos Energy Corp.	5,382	396,653
China Gas Holdings Ltd.	512,000	869,883
ONE Gas, Inc.	8,089	495,290
Osaka Gas Co. Ltd.	90,000	354,294
Rubis SCA	2,168	177,019
Southwest Gas Corp.	10,449	729,549
Spire, Inc.	7,722	499,613
		3,522,301
Health Care Equipment and Supplies — 2.8%
Abbott Laboratories	42,807	1,798,750
Ambu A/S, B Shares	1,666	82,902
Asahi Intecc Co. Ltd.	1,100	48,905
Baxter International, Inc.	59,492	2,780,061
Becton Dickinson and Co.	10,649	1,887,109
BioMerieux	1,270	193,156
Boston Scientific Corp.(1)	5,919	140,991
C.R. Bard, Inc.	10,835	2,392,801
Cooper Cos., Inc. (The)	2,998	557,388
Danaher Corp.	18,498	1,505,922
DexCom, Inc.(1)	4,096	373,105
Edwards Lifesciences Corp.(1)	15,930	1,834,499
Endologix, Inc.(1)	2,789	33,914
Essilor International SA	8,298	1,053,796
Haemonetics Corp.(1)	379	14,084
Hologic, Inc.(1)	12,219	469,454
ICU Medical, Inc.(1)	389	48,536
Intuitive Surgical, Inc.(1)	1,069	733,783
Medtronic plc	46,847	4,077,094
Merit Medical Systems, Inc.(1)	4,392	106,462
Nevro Corp.(1)	4,971	469,412
NuVasive, Inc.(1)	11,180	731,955
ResMed, Inc.	5,137	342,587
St. Jude Medical, Inc.	2,454	191,216
STERIS plc	6,144	434,258
Sysmex Corp.	6,000	386,797
Teleflex, Inc.	6,441	1,179,283
Utah Medical Products, Inc.	704	44,359
West Pharmaceutical Services, Inc.	7,091	580,257

Zimmer Biomet Holdings, Inc.	22,873	2,964,569
		27,457,405
Health Care Providers and Services — 1.5%
Adeptus Health, Inc., Class A(1)	2,223	94,611
American Renal Associates Holdings, Inc.(1)	3,818	81,056
AmerisourceBergen Corp.	9,984	868,308
AMN Healthcare Services, Inc.(1)	1,982	71,808
Amplifon SpA	17,890	188,080
Anthem, Inc.	7,880	985,630
Cardinal Health, Inc.	17,445	1,389,843
Chartwell Retirement Residences	32,616	383,762
Envision Healthcare Holdings, Inc.(1)	2,460	52,792
Express Scripts Holding Co.(1)	26,371	1,917,172
Fresenius Medical Care AG & Co. KGaA	12,630	1,117,753
HCA Holdings, Inc.(1)	12,050	910,377
HealthEquity, Inc.(1)	3,484	113,439
Laboratory Corp. of America Holdings(1)	9,051	1,239,353
LifePoint Health, Inc.(1)	17,926	1,014,612
Miraca Holdings, Inc.	1,800	85,333
Odontoprev SA	87,800	343,674
Owens & Minor, Inc.	968	33,270
PharMerica Corp.(1)	4,321	109,148
Providence Service Corp. (The)(1)	1,834	86,436
Quest Diagnostics, Inc.	8,363	692,624
UDG Healthcare plc	14,010	112,683
UnitedHealth Group, Inc.	1,095	148,975
Universal Health Services, Inc., Class B	5,658	681,959
VCA, Inc.(1)	23,463	1,661,415
		14,384,113
Health Care Technology — 0.2%
Cerner Corp.(1)	16,902	1,090,855
CompuGroup Medical SE	3,969	168,699
Cotiviti Holdings, Inc.(1)	3,338	110,955
Evolent Health, Inc.(1)	1,874	46,607
Medidata Solutions, Inc.(1)	3,510	189,891
RaySearch Laboratories AB	12,002	218,011
Vocera Communications, Inc.(1)	3,474	56,626
		1,881,644
Hotels, Restaurants and Leisure — 1.4%
Alsea SAB de CV	87,768	315,060
Bloomin' Brands, Inc.	14,812	289,426
Brinker International, Inc.	1,750	93,992
Carnival Corp.	57,666	2,756,435
Carnival plc	9,750	467,829
Cedar Fair LP	1,591	92,596
China Lodging Group Ltd. ADR	11,117	496,152
Chipotle Mexican Grill, Inc.(1)	925	382,700
Churchill Downs, Inc.	1,497	223,622
ClubCorp Holdings, Inc.	10,269	147,360
Compass Group plc	38,270	724,666
Darden Restaurants, Inc.	23,326	1,437,815
Dave & Buster's Entertainment, Inc.(1)	875	40,644
Hilton Worldwide Holdings, Inc.	39,823	950,575

Jack in the Box, Inc.	575	57,189
Las Vegas Sands Corp.	10,416	522,987
Madison Square Garden Co. (The)(1)	264	47,692
Marriott International, Inc., Class A	8,740	623,424
McDonald's Corp.	8,192	947,487
MGM Resorts International(1)	33,467	799,527
Minor International PCL	259,600	309,356
Panera Bread Co., Class A(1)	2,278	494,668
Papa John's International, Inc.	6,422	480,558
Peak Resorts, Inc.	2,260	10,871
Red Robin Gourmet Burgers, Inc.(1)	1,694	85,140
Sands China Ltd.	154,000	605,475
Star Entertainment Grp Ltd. (The)	29,326	130,036
Starbucks Corp.	538	30,252
Texas Roadhouse, Inc.	1,615	71,496
Wynn Macau Ltd.	79,600	110,818
		13,745,848
Household Durables — 0.6%
Basso Industry Corp.	141,000	499,914
Cavco Industries, Inc.(1)	440	46,011
Century Communities, Inc.(1)	1,579	31,091
De' Longhi SpA	4,081	101,195
Installed Building Products, Inc.(1)	1,987	66,326
iRobot Corp.(1)	1,721	68,599
Man Wah Holdings Ltd.	120,800	82,064
Newell Brands, Inc.	39,759	2,110,408
Nien Made Enterprise Co. Ltd.	84,000	953,026
Panasonic Corp.	24,200	248,163
Persimmon plc	7,761	185,890
PulteGroup, Inc.	20,995	448,663
SEB SA	710	94,482
Sleep Country Canada Holdings, Inc.	2,370	56,313
SodaStream International Ltd.(1)	1,744	49,477
Techtronic Industries Co. Ltd.	27,500	111,488
Tupperware Brands Corp.	56	3,670
Universal Electronics, Inc.(1)	906	67,071
Whirlpool Corp.	5,913	1,056,298
		6,280,149
Household Products — 1.2%
Church & Dwight Co., Inc.	5,483	545,120
Kimberly-Clark Corp.	14,078	1,802,829
Procter & Gamble Co. (The)	86,339	7,538,258
Reckitt Benckiser Group plc	19,800	1,912,066
Spectrum Brands Holdings, Inc.	2,877	386,093
		12,184,366
Independent Power and Renewable Electricity Producers†
eRex Co. Ltd.	2,600	65,864
Industrial Conglomerates — 0.9%
3M Co.	24,501	4,391,559
Carlisle Cos., Inc.	13,592	1,425,257
DCC plc	3,198	291,022
General Electric Co.	37,779	1,180,216
Honeywell International, Inc.	5,673	662,096

Koninklijke Philips NV	29,157	846,904
Raven Industries, Inc.	1,644	40,344
Siemens AG	2,400	286,581
		9,123,979
Insurance — 2.5%
Admiral Group plc	26,300	707,984
Aflac, Inc.	14,047	1,042,006
AIA Group Ltd.	273,000	1,726,144
Allianz SE	8,862	1,320,158
Allied World Assurance Co. Holdings AG	5,360	217,402
Allstate Corp. (The)	16,423	1,132,530
American International Group, Inc.	27,149	1,624,325
AmTrust Financial Services, Inc.	3,163	83,788
Anicom Holdings, Inc.	6,000	136,394
Aon plc	2,156	240,071
Atlas Financial Holdings, Inc.(1)	1,691	29,643
Aviva plc	153,740	864,869
AXA SA	42,658	895,510
Brown & Brown, Inc.	12,418	465,302
Chubb Ltd.	22,712	2,882,834
CNP Assurances	7,190	115,730
Direct Line Insurance Group plc	26,717	129,458
Discovery Holdings Ltd.	60,906	496,461
Endurance Specialty Holdings Ltd.	1,794	118,135
Everest Re Group Ltd.	1,074	207,690
First American Financial Corp.	1,796	77,390
Hannover Rueck SE	6,465	660,563
Hanover Insurance Group, Inc. (The)	9,344	730,701
Infinity Property & Casualty Corp.	566	47,691
James River Group Holdings Ltd.	306	11,181
Kinsale Capital Group, Inc.(1)	997	20,738
Legal & General Group plc	186,028	513,726
MetLife, Inc.	37,212	1,615,001
MS&AD Insurance Group Holdings, Inc.	6,700	191,193
Muenchener Rueckversicherungs-Gesellschaft AG	1,070	193,412
NN Group NV	5,030	149,666
Old Mutual plc	37,415	95,364
Ping An Insurance Group Co. of China Ltd., H Shares	200,000	1,035,121
Primerica, Inc.	4,944	281,462
ProAssurance Corp.	6,115	336,447
Reinsurance Group of America, Inc.	8,659	929,284
RenaissanceRe Holdings Ltd.	383	45,845
SCOR SE	6,901	203,027
St. James's Place plc	55,024	709,541
Swiss Re AG	10,499	885,991
Torchmark Corp.	3,569	230,843
Unum Group	29,224	1,040,667
Validus Holdings Ltd.	5,730	291,027
Zurich Insurance Group AG	802	204,995
		24,937,310
Internet and Direct Marketing Retail — 1.4%
Amazon.com, Inc.(1)	11,129	8,559,982
ASOS plc(1)	15,316	911,082

Ctrip.com International Ltd. ADR(1)	13,891	657,739
Expedia, Inc.	13,943	1,521,460
Shutterfly, Inc.(1)	3,749	188,275
Start Today Co. Ltd.	9,200	427,256
TripAdvisor, Inc.(1)	12,041	734,501
Zalando SE(1)	27,759	1,061,593
		14,061,888
Internet Software and Services — 3.8%
2U, Inc.(1)	1,993	70,433
Alibaba Group Holding Ltd. ADR(1)	34,141	3,318,164
Alphabet, Inc., Class A(1)	17,580	13,885,563
Auto Trader Group plc	232,419	1,138,704
Cornerstone OnDemand, Inc.(1)	1,358	59,643
CoStar Group, Inc.(1)	5,415	1,122,259
Criteo SA ADR(1)	15,719	579,717
DeNA Co. Ltd.	8,100	240,342
Dip Corp.	8,400	241,937
eBay, Inc.(1)	48,616	1,563,491
Facebook, Inc., Class A(1)	54,341	6,853,487
Five9, Inc.(1)	3,925	58,836
GoDaddy, Inc., Class A(1)	5,390	174,528
LogMeIn, Inc.	1,771	147,879
Mixi, Inc.	7,800	277,050
NAVER Corp.	1,076	815,444
NEXTDC Ltd.(1)	53,637	160,841
Q2 Holdings, Inc.(1)	3,173	89,859
Shopify, Inc., Class A(1)	1,894	78,336
SPS Commerce, Inc.(1)	1,061	69,262
Tencent Holdings Ltd.	188,300	4,898,317
Twitter, Inc.(1)	1,083	20,804
Weibo Corp. ADR(1)	7,848	374,899
Wix.com Ltd.(1)	1,837	76,823
Yandex NV, A Shares(1)	34,787	766,705
		37,083,323
IT Services — 1.7%
Alliance Data Systems Corp.(1)	3,467	709,279
Capgemini SA	6,500	633,252
Cognizant Technology Solutions Corp., Class A(1)	8,005	459,807
CSG Systems International, Inc.	5,650	247,018
CSRA, Inc.	3,651	92,699
EPAM Systems, Inc.(1)	704	48,020
EVERTEC, Inc.	7,324	124,947
Fidelity National Information Services, Inc.	14,138	1,121,567
Fiserv, Inc.(1)	13,161	1,356,241
HCL Technologies Ltd.	13,810	160,546
International Business Machines Corp.	17,394	2,763,559
MAXIMUS, Inc.	1,597	93,936
Sabre Corp.	29,812	839,208
Science Applications International Corp.	1,623	103,564
Teradata Corp.(1)	2,956	93,794
Travelport Worldwide Ltd.	4,832	66,343
Vantiv, Inc., Class A(1)	18,274	982,045
Visa, Inc., Class A	67,550	5,464,795

Western Union Co. (The)	6,233	134,134
Worldpay Group plc(1)	264,840	1,039,150
		16,533,904
Leisure Products — 0.2%
Brunswick Corp.	9,944	457,325
Hasbro, Inc.	12,079	987,337
Malibu Boats, Inc.(1)	2,940	40,249
Mattel, Inc.	3,660	121,256
MCBC Holdings, Inc.	3,206	38,280
Nautilus, Inc.(1)	3,239	75,436
Polaris Industries, Inc.	3,035	262,952
Smith & Wesson Holding Corp.(1)	6,346	178,640
Thule Group AB	3,148	50,838
		2,212,313
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	18,325	860,909
Bruker Corp.	2,085	46,621
Eurofins Scientific SE	638	258,616
Illumina, Inc.(1)	1,707	287,356
INC Research Holdings, Inc., Class A(1)	1,542	67,277
Lonza Group AG	1,302	246,752
Medpace Holdings, Inc.(1)	509	14,379
PAREXEL International Corp.(1)	1,304	88,711
Patheon NV(1)	3,713	103,927
Thermo Fisher Scientific, Inc.	9,204	1,400,757
Waters Corp.(1)	2,865	450,693
		3,825,998
Machinery — 2.1%
Albany International Corp., Class A	1,042	44,108
Caterpillar, Inc.	5,928	485,800
Cummins, Inc.	2,984	374,820
EnPro Industries, Inc.	2,668	143,805
Fortive Corp.	3,171	167,017
Global Brass & Copper Holdings, Inc.	744	20,884
Graham Corp.	2,378	45,444
Hitachi Construction Machinery Co. Ltd.	18,700	350,269
Hoshizaki Corp.	1,000	79,930
Industria Macchine Automatiche SpA	1,540	98,258
Ingersoll-Rand plc	39,765	2,703,622
ITT, Inc.	14,573	527,251
John Bean Technologies Corp.	5,222	358,647
KION Group AG	3,294	187,646
Komatsu Ltd.	35,900	784,689
Konecranes Oyj	1,170	37,038
Metso Oyj	3,570	99,952
Middleby Corp. (The)(1)	12,434	1,593,417
Mueller Water Products, Inc., Class A	5,873	71,005
Nabtesco Corp.	4,500	116,083
OKUMA Corp.	44,000	336,384
Oshkosh Corp.	3,191	172,091
PACCAR, Inc.	17,454	1,044,447
Parker-Hannifin Corp.	8,759	1,073,240
Rexnord Corp.(1)	4,000	88,440

Snap-on, Inc.	11,740	1,799,625
Stanley Black & Decker, Inc.	17,358	2,148,052
Takeuchi Manufacturing Co. Ltd.	4,200	60,565
Toro Co. (The)	9,384	911,656
Wabash National Corp.(1)	6,675	93,116
WABCO Holdings, Inc.(1)	17,608	1,879,830
Wabtec Corp.	17,749	1,359,751
Weir Group plc (The)	59,170	1,170,925
Woodward, Inc.	1,532	96,087
Xylem, Inc.	10,596	538,913
		21,062,807
Marine†
Dfds A/S	3,173	167,308
Media — 1.7%
APN Outdoor Group Ltd.	23,686	93,456
CBS Corp., Class B	3,433	175,186
Charter Communications, Inc., Class A(1)	3,482	895,605
Cinemark Holdings, Inc.	3,596	138,985
Comcast Corp., Class A	54,594	3,562,805
CyberAgent, Inc.	1,800	97,598
Entercom Communications Corp., Class A	801	10,982
Entravision Communications Corp., Class A	18,127	136,315
Gray Television, Inc.(1)	5,197	58,362
IMAX China Holding, Inc.(1)	87,900	497,426
Innocean Worldwide, Inc.	8,749	545,341
Metropole Television SA	3,431	60,870
Naspers Ltd., N Shares	7,574	1,239,494
New Media Investment Group, Inc.	1,542	24,641
Pearson plc	35,350	401,764
ProSiebenSat.1 Media SE	19,630	844,321
Publicis Groupe SA	10,190	756,437
RTL Group SA	1,789	150,564
Seven West Media Ltd.	37,183	21,797
Sirius XM Holdings, Inc.(1)	123,067	509,497
Stroeer SE & Co. KGaA	999	46,262
Television Broadcasts Ltd.	10,600	37,850
Time Warner, Inc.	32,342	2,535,936
Townsquare Media, Inc.(1)	1,652	16,107
Viacom, Inc., Class B	1,685	67,973
Vivendi SA	38,610	748,514
Walt Disney Co. (The)	32,872	3,105,089
		16,779,177
Metals and Mining — 0.9%
Acerinox SA	10,970	136,070
Agnico Eagle Mines Ltd. New York Shares	4,095	207,412
ArcelorMittal(1)	117,490	693,408
Barrick Gold Corp.	54,977	935,159
Bekaert SA	1,876	77,488
BHP Billiton Ltd.	13,709	210,490
BHP Billiton plc	34,189	444,418
Boliden AB	6,842	144,902
Compass Minerals International, Inc.	424	31,601
Detour Gold Corp.(1)	4,410	99,539

Evraz plc(1)	83,616	140,544
Ferroglobe plc	4,216	34,782
Fortescue Metals Group Ltd.	84,144	309,868
Glencore plc	118,393	270,592
Newcrest Mining Ltd.(1)	4,998	83,351
Nucor Corp.	26,763	1,298,273
Regis Resources Ltd.	27,209	75,661
Reliance Steel & Aluminum Co.	3,921	282,626
Rio Tinto plc	65,593	1,981,930
Salzgitter AG	4,950	150,598
Silver Wheaton Corp.	8,750	221,638
Steel Dynamics, Inc.	9,499	233,865
Tokyo Steel Manufacturing Co. Ltd.	8,200	57,697
Vale SA ADR	90,021	474,411
Vedanta Resources plc	29,554	191,327
		8,787,650
Mortgage Real Estate Investment Trusts (REITs)†
Apollo Commercial Real Estate Finance, Inc.	1,102	17,963
Blackstone Mortgage Trust, Inc., Class A	1,284	38,289
MFA Financial, Inc.	1,852	14,297
New Residential Investment Corp.	1,072	15,383
Two Harbors Investment Corp.	5,494	48,897
		134,829
Multi-Utilities — 0.4%
A2A SpA	92,800	123,078
Ameren Corp.	8,765	433,166
Centrica plc	260,843	796,715
Consolidated Edison, Inc.	5,404	406,651
E.ON SE	67,577	622,403
Engie SA	48,255	769,174
NorthWestern Corp.	6,892	398,495
Veolia Environnement SA	34,360	730,702
		4,280,384
Multiline Retail — 0.8%
Debenhams plc	28,440	22,632
Dollar General Corp.	7,028	515,925
Dollar Tree, Inc.(1)	30,352	2,510,110
Marks & Spencer Group plc	37,697	170,633
Matahari Department Store Tbk PT	359,100	541,425
Ollie's Bargain Outlet Holdings, Inc.(1)	1,641	41,714
Ryohin Keikaku Co. Ltd.	5,500	991,930
Seria Co. Ltd.	3,100	204,939
Target Corp.	43,852	3,077,972
		8,077,280
Oil, Gas and Consumable Fuels — 4.0%
Aegean Marine Petroleum Network, Inc.	2,485	24,825
Anadarko Petroleum Corp.	29,192	1,560,896
Apache Corp.	4,025	200,043
Ardmore Shipping Corp.	5,948	42,945
BP plc	120,111	674,900
Callon Petroleum Co.(1)	4,911	71,455
Chevron Corp.	38,770	3,899,487
Cimarex Energy Co.	2,462	325,427

CNOOC Ltd.	514,000	631,439
Concho Resources, Inc.(1)	16,209	2,094,203
Contango Oil & Gas Co.(1)	2,469	23,851
Delek US Holdings, Inc.	976	17,129
Det Norske Oljeselskap ASA(1)	7,193	98,148
Devon Energy Corp.	20,174	874,139
Earthstone Energy, Inc.(1)	1,438	14,006
Eclipse Resources Corp.(1)	15,421	52,586
Eni SpA	43,638	659,073
Enviva Partners, LP	2,614	66,579
EQT Corp.	13,816	987,844
Euronav NV(1)	1,772	15,647
Exxon Mobil Corp.	44,173	3,849,235
Gulfport Energy Corp.(1)	11,509	329,157
Imperial Oil Ltd.	117,718	3,591,503
Koninklijke Vopak NV	15,533	787,653
Lundin Petroleum AB(1)	45,967	809,194
Newfield Exploration Co.(1)	6,051	262,371
Noble Energy, Inc.	22,967	791,902
Novatek OJSC GDR	8,758	944,112
Occidental Petroleum Corp.	36,979	2,841,836
PDC Energy, Inc.(1)	122	8,101
Pioneer Natural Resources Co.	706	126,409
PrairieSky Royalty Ltd.	4,750	93,088
Repsol SA	28,049	376,699
Royal Dutch Shell plc, A Shares	30,200	741,610
Royal Dutch Shell plc ADR	19,140	989,347
Royal Dutch Shell plc, B Shares	78,479	2,001,321
RSP Permian, Inc.(1)	1,301	50,804
Scorpio Tankers, Inc.	8,181	40,005
Seven Generations Energy Ltd.(1)	6,897	158,830
Spectra Energy Partners LP	3,959	180,649
Statoil ASA	42,920	678,870
Synergy Resources Corp.(1)	4,466	29,252
TonenGeneral Sekiyu KK	16,000	147,683
TOTAL SA	48,691	2,321,855
TOTAL SA ADR	53,910	2,574,203
Tullow Oil plc(1)	167,878	480,358
Ultrapar Participacoes SA	37,500	859,694
World Fuel Services Corp.	14,709	655,727
		39,056,090
Paper and Forest Products — 0.1%
KapStone Paper and Packaging Corp.	5,940	104,010
Sappi Ltd.(1)	120,274	592,371
UPM-Kymmene Oyj	9,446	189,763
		886,144
Personal Products — 0.4%
Amorepacific Corp.	1,890	654,296
Estee Lauder Cos., Inc. (The), Class A	15,055	1,343,358
Godrej Consumer Products Ltd.	31,463	712,557
Kao Corp.	8,300	431,345
LG Household & Health Care Ltd.	565	481,897
Natural Health Trends Corp.	840	26,997

Nu Skin Enterprises, Inc., Class A	1,585	91,740
Pola Orbis Holdings, Inc.	1,700	135,717
		3,877,907
Pharmaceuticals — 3.0%
Allergan plc(1)	3,890	912,361
Aspen Pharmacare Holdings Ltd.	32,897	787,630
AstraZeneca plc	13,167	848,778
Bristol-Myers Squibb Co.	41,186	2,363,664
Cempra, Inc.(1)	1,061	23,278
Daiichi Sankyo Co. Ltd.	6,100	139,994
Dermira, Inc.(1)	836	25,949
GlaxoSmithKline plc	29,508	635,086
H. Lundbeck A/S(1)	6,610	264,127
Hikma Pharmaceuticals plc	4,090	114,935
Horizon Pharma plc(1)	3,517	66,120
Intra-Cellular Therapies, Inc.(1)	751	30,295
Johnson & Johnson	29,255	3,491,292
Medicines Co. (The)(1)	1,066	41,755
Merck & Co., Inc.	55,471	3,483,024
Mylan NV(1)	28,881	1,223,399
Nippon Shinyaku Co. Ltd.	3,300	152,936
Novartis AG	262	20,618
Novo Nordisk A/S, B Shares	23,530	1,102,809
Pacira Pharmaceuticals, Inc.(1)	1,030	40,819
Pfizer, Inc.	151,082	5,257,654
Richter Gedeon Nyrt	34,929	716,536
Roche Holding AG	13,170	3,210,987
Sanofi	11,083	853,880
Supernus Pharmaceuticals, Inc.(1)	2,254	48,190
Teva Pharmaceutical Industries Ltd.	6,454	327,570
Teva Pharmaceutical Industries Ltd. ADR	23,933	1,205,984
TherapeuticsMD, Inc.(1)	3,080	21,190
UCB SA	4,120	338,286
Zoetis, Inc.	39,357	2,011,143
		29,760,289
Professional Services — 0.4%
Equifax, Inc.	8,674	1,144,101
IHS Markit Ltd.(1)	5,450	203,394
Korn/Ferry International	2,027	48,324
Nielsen Holdings plc	18,640	993,139
On Assignment, Inc.(1)	1,383	52,153
Teleperformance	2,960	306,830
Temp Holdings Co. Ltd.	10,400	165,954
Verisk Analytics, Inc., Class A(1)	14,121	1,172,749
Yumeshin Holdings Co. Ltd.	18,100	135,227
		4,221,871
Real Estate Management and Development — 1.1%
Ayala Land, Inc.	1,144,400	945,582
BR Malls Participacoes SA(1)	71,960	275,209
Bumi Serpong Damai Tbk PT	741,800	120,232
Cheung Kong Property Holdings Ltd.	63,500	446,114
China Overseas Land & Investment Ltd.	192,000	634,840
China Resources Land Ltd.	166,000	467,557

Daikyo, Inc.	28,000	44,382
Daito Trust Construction Co. Ltd.	8,900	1,310,506
Daiwa House Industry Co. Ltd.	5,600	144,594
Deutsche Wohnen AG	21,680	814,966
Fastighets AB Balder, B Shares(1)	6,421	179,414
FirstService Corp.	1,557	74,751
Hufvudstaden AB, A Shares	24,214	421,167
Hulic Co. Ltd.	53,900	510,530
Inmobiliaria Colonial SA	38,682	287,020
Leopalace21 Corp.	30,500	202,223
Longfor Properties Co. Ltd.	114,000	183,692
Mitsubishi Estate Co. Ltd.	24,000	453,951
Mitsui Fudosan Co. Ltd.	29,000	624,482
New World Development Co. Ltd.	135,000	169,325
Nexity SA	4,129	216,514
Open House Co. Ltd.	7,350	158,771
Realogy Holdings Corp.	11,130	298,729
Sino Land Co. Ltd.	74,000	126,679
SM Prime Holdings, Inc.	252,000	161,438
Sponda Oyj	26,015	135,922
Summarecon Agung Tbk PT	712,900	94,050
Sun Hung Kai Properties Ltd.	43,000	605,294
UNITE Group plc (The)	25,684	211,299
Vonovia SE	12,734	495,512
Wharf Holdings Ltd. (The)	45,000	317,884
		11,132,629
Road and Rail — 0.8%
Avis Budget Group, Inc.(1)	1,357	49,028
Canadian Pacific Railway Ltd., New York Shares	6,591	1,009,148
Central Japan Railway Co.	2,900	476,209
CJ Korea Express Corp.(1)	2,508	452,115
CSX Corp.	26,748	756,434
DSV A/S	25,923	1,285,679
Go-Ahead Group plc	4,124	107,171
Heartland Express, Inc.	34,214	651,093
J.B. Hunt Transport Services, Inc.	7,313	580,579
Norfolk Southern Corp.	8,491	797,305
Union Pacific Corp.	21,523	2,056,092
		8,220,853
Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	178,060	5,313,310
ASML Holding NV	15,008	1,596,558
Broadcom Ltd.	6,321	1,115,151
Cavium, Inc.(1)	5,410	301,229
Cypress Semiconductor Corp.	6,677	79,657
Disco Corp.	1,800	203,199
Exar Corp.(1)	8,284	75,384
Integrated Device Technology, Inc.(1)	1,867	37,508
Intel Corp.	103,720	3,722,511
Kulicke & Soffa Industries, Inc.(1)	5,433	66,446
Lam Research Corp.	16,601	1,549,205
MACOM Technology Solutions Holdings, Inc.(1)	2,027	83,512
Maxim Integrated Products, Inc.	41,240	1,679,293

Microsemi Corp.(1)	3,856	154,086
Monolithic Power Systems, Inc.	1,152	88,381
NVIDIA Corp.	5,818	356,876
NXP Semiconductors NV(1)	23,627	2,079,649
QUALCOMM, Inc.	39,041	2,462,316
Semtech Corp.(1)	1,716	45,646
Taiwan Semiconductor Manufacturing Co. Ltd.	539,425	2,992,036
Teradyne, Inc.	40,770	858,616
Wonik Holdings Co. Ltd.(1)	57,714	346,284
Xilinx, Inc.	23,416	1,269,381
		26,476,234
Software — 3.5%
Adobe Systems, Inc.(1)	30,908	3,162,197
BroadSoft, Inc.(1)	1,048	47,904
CDK Global, Inc.	11,029	639,461
Citrix Systems, Inc.(1)	2,683	233,958
Electronic Arts, Inc.(1)	39,214	3,185,353
Ellie Mae, Inc.(1)	717	70,173
Guidewire Software, Inc.(1)	9,132	561,892
Imperva, Inc.(1)	445	20,029
Intuit, Inc.	2,569	286,315
LINE Corp.(1)	10,000	426,231
LINE Corp. ADR(1)	2,397	102,472
Manhattan Associates, Inc.(1)	9,472	573,245
Mentor Graphics Corp.	3,692	88,645
Microsoft Corp.	170,116	9,774,865
Mobileye NV(1)	14,100	689,349
Oracle Corp.	140,498	5,791,328
Paylocity Holding Corp.(1)	1,056	47,552
Proofpoint, Inc.(1)	484	37,244
RingCentral, Inc., Class A(1)	4,059	89,095
salesforce.com, Inc.(1)	11,656	925,719
SAP SE	14,360	1,261,567
ServiceNow, Inc.(1)	18,920	1,374,916
Splunk, Inc.(1)	13,598	791,948
Symantec Corp.	78,182	1,886,532
Synchronoss Technologies, Inc.(1)	3,117	130,135
Synopsys, Inc.(1)	7,354	436,019
Tyler Technologies, Inc.(1)	5,972	979,109
VMware, Inc., Class A(1)	18,641	1,366,945
		34,980,198
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	10,743	1,690,733
American Eagle Outfitters, Inc.	8,604	159,518
AutoZone, Inc.(1)	1,146	850,103
Best Buy Co., Inc.	34,685	1,334,679
Burlington Stores, Inc.(1)	8,056	654,308
CST Brands, Inc.	13,455	643,284
Destination Maternity Corp.	2,499	15,119
Fast Retailing Co. Ltd.	1,400	491,722
Five Below, Inc.(1)	1,466	65,325
Foot Locker, Inc.	8,103	531,881
Home Depot, Inc. (The)	12,096	1,622,315

Industria de Diseno Textil SA	33,855	1,199,560
L Brands, Inc.	6,145	468,310
Lowe's Cos., Inc.	6,330	484,625
MarineMax, Inc.(1)	1,148	22,765
Nitori Holdings Co. Ltd.	8,000	811,095
O'Reilly Automotive, Inc.(1)	11,842	3,315,168
Penske Automotive Group, Inc.	1,533	69,445
Ross Stores, Inc.	28,562	1,777,699
TJX Cos., Inc. (The)	25,174	1,949,475
Tractor Supply Co.	7,679	644,652
Ulta Salon Cosmetics & Fragrance, Inc.(1)	2,749	679,580
Williams-Sonoma, Inc.	14,788	778,440
		20,259,801
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	100,766	10,691,273
Canon, Inc.	14,400	412,522
EMC Corp.	16,915	490,366
Hewlett Packard Enterprise Co.	30,058	645,646
HP, Inc.	77,922	1,119,739
Logitech International SA	4,540	95,088
Samsung Electronics Co. Ltd.	2,618	3,803,731
Seiko Epson Corp.	25,400	486,568
Silicon Graphics International Corp.(1)	2,364	18,227
Super Micro Computer, Inc.(1)	2,167	46,872
		17,810,032
Textiles, Apparel and Luxury Goods — 0.9%
adidas AG	8,520	1,415,567
Carter's, Inc.	8,764	835,122
Coach, Inc.	29,519	1,127,035
Culp, Inc.	1,185	37,576
Kering	5,590	1,059,701
lululemon athletica, Inc.(1)	7,115	544,369
Pandora A/S	10,634	1,322,894
Ralph Lauren Corp.	3,169	328,372
Shenzhou International Group Holdings Ltd.	135,000	886,652
Taiwan Paiho Ltd.	172,000	494,906
Under Armour, Inc., Class A(1)	12,818	507,977
Under Armour, Inc., Class C(1)	11,863	422,916
		8,983,087
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	40,968	589,120
Essent Group Ltd.(1)	43,718	1,162,024
		1,751,144
Tobacco — 0.6%
Altria Group, Inc.	39,487	2,609,696
British American Tobacco plc	21,190	1,314,761
Imperial Brands plc	10,550	553,249
Philip Morris International, Inc.	17,840	1,782,751
		6,260,457
Trading Companies and Distributors — 0.6%
Ashtead Group plc	63,922	1,061,830
Bunzl plc	30,810	954,003
DXP Enterprises, Inc.(1)	1,650	46,348

GMS, Inc.(1)	2,706	66,216
HD Supply Holdings, Inc.(1)	20,933	755,891
ITOCHU Corp.	29,400	346,952
MRC Global, Inc.(1)	4,233	62,098
Rexel SA	27,810	446,853
SiteOne Landscape Supply, Inc.(1)	2,269	86,766
United Rentals, Inc.(1)	5,333	438,959
Wolseley plc	21,060	1,211,286
		5,477,202
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	27,400	318,204
Flughafen Zuerich AG	1,100	203,548
Grupo Aeroportuario del Centro Norte SAB de CV	129,568	797,595
		1,319,347
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	1,130,000	788,045
Wireless Telecommunication Services — 0.3%
China Mobile Ltd.	106,000	1,309,022
Drillisch AG	2,490	114,862
NTT DOCOMO, Inc.	53,300	1,340,936
Vodafone Group plc	91,576	276,401
		3,041,221
TOTAL COMMON STOCKS (Cost $654,782,908)		792,388,227
CORPORATE BONDS — 7.7%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	30,000	30,676
Bombardier, Inc., 5.50%, 9/15/18(2)	110,000	113,575
Bombardier, Inc., 4.75%, 4/15/19(2)	60,000	60,450
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	118,750
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	28,500
Bombardier, Inc., 7.50%, 3/15/25(2)	55,000	52,525
KLX, Inc., 5.875%, 12/1/22(2)	70,000	73,815
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	97,838
Lockheed Martin Corp., 3.55%, 1/15/26	20,000	21,759
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	20,870
TransDigm, Inc., 5.50%, 10/15/20	90,000	92,813
TransDigm, Inc., 6.00%, 7/15/22	130,000	135,850
TransDigm, Inc., 6.375%, 6/15/26(2)	50,000	51,250
United Technologies Corp., 6.05%, 6/1/36	66,000	89,769
		988,440
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(2)	70,000	73,063
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	125,000	125,781
Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	75,000	80,344
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	144,113
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	15,000	15,750
Schaeffler Finance BV, 4.25%, 5/15/21(2)	135,000	139,050
ZF North America Capital, Inc., 4.50%, 4/29/22(2)	65,000	68,981
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	110,000	117,150
		565,388

Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(2)		30,000	30,130
American Honda Finance Corp., 2.125%, 10/10/18		50,000	50,990
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		175,000	179,812
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		20,000	21,085
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		130,000	149,394
General Motors Co., 5.00%, 4/1/35		30,000	31,670
General Motors Financial Co., Inc., 3.25%, 5/15/18		30,000	30,588
General Motors Financial Co., Inc., 3.10%, 1/15/19		90,000	91,823
General Motors Financial Co., Inc., 3.20%, 7/6/21		30,000	30,501
General Motors Financial Co., Inc., 5.25%, 3/1/26		60,000	66,751
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(2)		80,000	82,300
Toyota Motor Credit Corp., MTN, 2.00%, 9/15/16		750,000	750,235
			1,515,279
Banks — 0.6%
Bank of America Corp., 5.75%, 12/1/17		30,000	31,552
Bank of America Corp., 5.70%, 1/24/22		105,000	122,630
Bank of America Corp., MTN, 4.00%, 4/1/24		30,000	32,485
Bank of America Corp., MTN, 4.20%, 8/26/24		80,000	85,000
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	73,024
Bank of America Corp., MTN, 5.00%, 1/21/44		40,000	48,136
Bank of America N.A., 5.30%, 3/15/17		510,000	520,855
Bank of Nova Scotia (The), 1.10%, 12/13/16		100,000	100,060
Bank of Nova Scotia (The), VRN, 1.08%, 9/13/16		100,000	100,091
Barclays Bank plc, 7.625%, 11/21/22		100,000	112,487
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	100,000	131,086
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	68,757
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	116,391
Branch Banking & Trust Co., 3.625%, 9/16/25		$30,000	32,178
Capital One Financial Corp., 4.20%, 10/29/25		75,000	78,491
CGG SA, 6.50%, 6/1/21		35,000	17,325
Citigroup, Inc., 1.75%, 5/1/18		160,000	160,277
Citigroup, Inc., 4.50%, 1/14/22		110,000	121,775
Citigroup, Inc., 4.05%, 7/30/22		30,000	31,951
Citigroup, Inc., 4.45%, 9/29/27		220,000	232,375
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	150,670
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$50,000	54,646
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	116,605
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	148,000	194,423
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	57,000	74,974
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	125,000	195,501
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	225,000	291,438
Fifth Third Bancorp, 4.30%, 1/16/24		$40,000	43,062
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	121,778
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	96,000	119,573
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$150,000	141,729
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	33,282
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	42,019
JPMorgan Chase & Co., 3.875%, 9/10/24		130,000	137,456
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	113,148
KeyCorp, MTN, 2.30%, 12/13/18		80,000	81,309
KFW, 3.875%, 1/21/19	EUR	80,000	98,533
KFW, MTN, 4.625%, 1/4/23	EUR	120,000	176,726

Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	35,053
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)		$170,000	189,550
Royal Bank of Canada, MTN, VRN, 1.12%, 9/9/16		133,000	133,007
Royal Bank of Canada, MTN, VRN, 1.04%, 10/24/16		50,000	50,051
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	58,818
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		100,000	99,240
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	222,271
U.S. Bancorp, MTN, 3.00%, 3/15/22		$50,000	52,886
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	118,383
Wells Fargo & Co., 4.125%, 8/15/23		100,000	109,178
Wells Fargo & Co., 3.00%, 4/22/26		140,000	143,690
Wells Fargo & Co., MTN, 2.10%, 5/8/17		10,000	10,065
Wells Fargo & Co., MTN, 2.60%, 7/22/20		90,000	92,622
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	76,078
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	39,618
Wells Fargo & Co., MTN, 4.40%, 6/14/46		20,000	21,403
			5,855,711
Beverages†
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		70,000	73,514
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		50,000	53,485
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		130,000	157,860
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		110,000	112,399
Molson Coors Brewing Co., 3.00%, 7/15/26		30,000	30,427
			427,685
Biotechnology — 0.1%
AbbVie, Inc., 1.75%, 11/6/17		60,000	60,288
AbbVie, Inc., 2.90%, 11/6/22		70,000	72,202
AbbVie, Inc., 3.60%, 5/14/25		20,000	21,188
AbbVie, Inc., 4.40%, 11/6/42		80,000	85,592
AbbVie, Inc., 4.45%, 5/14/46		10,000	10,748
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)		60,000	59,325
Amgen, Inc., 4.66%, 6/15/51(2)		80,000	86,509
Biogen, Inc., 3.625%, 9/15/22		70,000	74,975
Celgene Corp., 3.25%, 8/15/22		50,000	52,222
Celgene Corp., 3.625%, 5/15/24		50,000	53,035
Celgene Corp., 3.875%, 8/15/25		40,000	43,282
Concordia International Corp., 7.00%, 4/15/23(2)		65,000	50,700
Concordia International Corp., 9.50%, 10/21/22(2)		60,000	49,650
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	44,938
Gilead Sciences, Inc., 3.65%, 3/1/26		90,000	97,692
			862,346
Building Products†
Masco Corp., 5.95%, 3/15/22		65,000	75,628
Masco Corp., 4.45%, 4/1/25		60,000	64,590
			140,218
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	100,000	144,877
Ameriprise Financial, Inc., 4.00%, 10/15/23		$50,000	54,804
Dresdner Funding Trust I, 8.15%, 6/30/31(2)		205,000	244,104
Jefferies Group LLC, 5.125%, 4/13/18		70,000	73,136
			516,921
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		140,000	147,175

Blue Cube Spinco, Inc., 9.75%, 10/15/23(2)	110,000	130,625
Chemours Co. (The), 6.625%, 5/15/23	100,000	96,500
Dow Chemical Co. (The), 4.25%, 11/15/20	44,000	47,833
Ecolab, Inc., 4.35%, 12/8/21	30,000	33,728
Hexion, Inc., 8.875%, 2/1/18	175,000	165,322
Huntsman International LLC, 5.125%, 11/15/22	60,000	62,250
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	120,000	120,000
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	20,153
Mosaic Co. (The), 5.625%, 11/15/43	40,000	44,033
Platform Specialty Products Corp., 6.50%, 2/1/22(2)	50,000	47,625
Tronox Finance LLC, 6.375%, 8/15/20	75,000	68,250
WR Grace & Co-Conn, 5.125%, 10/1/21(2)	110,000	117,425
		1,100,919
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20	30,000	31,950
ADT Corp. (The), 6.25%, 10/15/21	100,000	110,000
Clean Harbors, Inc., 5.25%, 8/1/20	50,000	51,400
Covanta Holding Corp., 5.875%, 3/1/24	145,000	146,450
Envision Healthcare Corp., 5.125%, 7/1/22(2)	100,000	101,500
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	161,588
Pitney Bowes, Inc., 4.625%, 3/15/24	36,000	37,862
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	90,000	98,325
Republic Services, Inc., 3.55%, 6/1/22	100,000	107,356
Waste Management, Inc., 4.10%, 3/1/45	40,000	45,699
		892,130
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	100,000	109,250
Avaya, Inc., 7.00%, 4/1/19(2)	85,000	63,750
CommScope, Inc., 5.50%, 6/15/24(2)	65,000	68,494
Nokia Oyj, 5.375%, 5/15/19	50,000	54,250
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	146,300
		442,044
Construction and Engineering†
SBA Communications Corp., 5.625%, 10/1/19	50,000	51,531
SBA Communications Corp., 4.875%, 7/15/22	125,000	128,438
		179,969
Construction Materials — 0.1%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	100,000	95,250
Builders FirstSource, Inc., 10.75%, 8/15/23(2)	40,000	45,600
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	52,031
Owens Corning, 4.20%, 12/15/22	50,000	53,402
Standard Industries, Inc., 6.00%, 10/15/25(2)	60,000	66,000
USG Corp., 5.875%, 11/1/21(2)	25,000	26,344
USG Corp., 5.50%, 3/1/25(2)	135,000	146,981
		485,608
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	50,144
American Express Credit Corp., 2.60%, 9/14/20	30,000	30,929
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	40,699
CIT Group, Inc., 5.00%, 8/15/22	270,000	286,875
CIT Group, Inc., 5.00%, 8/1/23	125,000	132,812
Equifax, Inc., 3.30%, 12/15/22	60,000	62,867
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	77,088

Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)		35,000	30,056
Navient Corp., 5.00%, 10/26/20		65,000	65,488
Navient Corp., 5.50%, 1/25/23		300,000	286,125
OneMain Financial Holdings LLC, 6.75%, 12/15/19(2)		75,000	79,031
PNC Bank N.A., 6.00%, 12/7/17		230,000	242,615
Springleaf Finance Corp., 7.75%, 10/1/21		25,000	26,344
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17		125,000	132,187
Synchrony Financial, 2.60%, 1/15/19		30,000	30,420
Synchrony Financial, 3.00%, 8/15/19		10,000	10,229
			1,583,909
Containers and Packaging — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19		100,000	103,482
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(2)		150,000	156,187
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(2)		40,000	41,400
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(2)		200,000	213,750
Ball Corp., 5.00%, 3/15/22		115,000	124,775
Ball Corp., 4.00%, 11/15/23		140,000	142,975
Ball Corp., 5.25%, 7/1/25		35,000	38,019
Berry Plastics Corp., 5.50%, 5/15/22		135,000	141,159
Berry Plastics Corp., 5.125%, 7/15/23		100,000	103,375
BWAY Holding Co., 9.125%, 8/15/21(2)		120,000	123,300
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		190,000	199,500
Novelis Corp., 6.25%, 8/15/24(2)		50,000	52,250
Novelis, Inc., 8.75%, 12/15/20		55,000	57,716
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		70,000	76,694
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		100,000	103,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21		90,000	93,702
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		100,000	103,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		200,000	214,625
Sealed Air Corp., 5.125%, 12/1/24(2)		105,000	112,875
WestRock RKT Co., 3.50%, 3/1/20		50,000	52,046
			2,254,955
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	40,465
Service Corp. International, 5.375%, 1/15/22		75,000	78,848
			119,313
Diversified Financial Services — 0.4%
Ally Financial, Inc., 6.25%, 12/1/17		100,000	105,000
Ally Financial, Inc., 3.60%, 5/21/18		70,000	71,313
Ally Financial, Inc., 4.75%, 9/10/18		150,000	156,187
Ally Financial, Inc., 8.00%, 3/15/20		141,000	162,502
Ally Financial, Inc., 4.625%, 3/30/25		155,000	161,394
Ally Financial, Inc., 5.75%, 11/20/25		110,000	117,425
Ally Financial, Inc., 8.00%, 11/1/31		70,000	88,025
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	100,000	116,420
Credit Agricole SA, 2.625%, 3/17/27	EUR	100,000	118,437
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	86,721
Deutsche Bank AG, 4.50%, 4/1/25		$65,000	61,482
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	180,000	184,920
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		$170,000	172,232
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		200,000	205,138
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	20,561
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	75,948

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$50,000	58,050
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		80,000	86,303
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		40,000	42,510
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		90,000	115,795
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		30,000	34,335
HSBC Holdings plc, MTN, VRN, 3.375%, 1/10/19	EUR	150,000	175,547
HUB International Ltd., 7.875%, 10/1/21(2)		$75,000	76,875
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	86,962
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	75,100
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)		70,000	67,200
Morgan Stanley, 2.50%, 4/21/21		30,000	30,345
Morgan Stanley, 5.00%, 11/24/25		152,000	169,746
Morgan Stanley, MTN, 6.625%, 4/1/18		110,000	118,560
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	278,075
Morgan Stanley, MTN, 3.70%, 10/23/24		20,000	21,230
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		70,000	67,025
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	267,662
Societe Generale SA, VRN, 5.92%, 4/5/17(2)		$100,000	102,082
			3,777,107
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21		70,000	78,733
AT&T, Inc., 3.60%, 2/17/23		80,000	84,569
AT&T, Inc., 4.45%, 4/1/24		50,000	55,199
AT&T, Inc., 3.40%, 5/15/25		70,000	72,203
AT&T, Inc., 6.55%, 2/15/39		91,000	118,628
AT&T, Inc., 4.30%, 12/15/42		60,000	60,506
British Telecommunications plc, 5.95%, 1/15/18		70,000	74,396
CenturyLink, Inc., 5.625%, 4/1/20		200,000	213,750
CenturyLink, Inc., 7.65%, 3/15/42		100,000	90,900
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		170,000	171,049
Frontier Communications Corp., 7.125%, 3/15/19		205,000	221,913
Frontier Communications Corp., 10.50%, 9/15/22		50,000	54,594
Frontier Communications Corp., 7.125%, 1/15/23		195,000	184,763
Frontier Communications Corp., 6.875%, 1/15/25		140,000	126,175
Frontier Communications Corp., 11.00%, 9/15/25		140,000	151,725
Hughes Satellite Systems Corp., 6.50%, 6/15/19		90,000	98,775
Hughes Satellite Systems Corp., 5.25%, 8/1/26(2)		100,000	99,625
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	48,750
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		180,000	145,125
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	136,938
Level 3 Financing, Inc., 5.375%, 8/15/22		50,000	52,445
Level 3 Financing, Inc., 5.375%, 5/1/25		55,000	57,956
Orange SA, 4.125%, 9/14/21		70,000	77,252
SoftBank Group Corp., 4.50%, 4/15/20(2)		140,000	145,950
Sprint Capital Corp., 8.75%, 3/15/32		100,000	99,469
Telecom Italia Capital SA, 6.375%, 11/15/33		100,000	103,875
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	137,813
Telefonica Emisiones SAU, 5.46%, 2/16/21		10,000	11,425
Verizon Communications, Inc., 3.65%, 9/14/18		138,000	144,398
Verizon Communications, Inc., 3.50%, 11/1/21		50,000	53,803
Verizon Communications, Inc., 5.15%, 9/15/23		130,000	152,176
Verizon Communications, Inc., 2.625%, 8/15/26		40,000	39,663
Verizon Communications, Inc., 5.05%, 3/15/34		170,000	194,402

Verizon Communications, Inc., 4.75%, 11/1/41		40,000	43,008
Verizon Communications, Inc., 4.86%, 8/21/46		33,000	36,841
Verizon Communications, Inc., 5.01%, 8/21/54		49,000	53,966
Windstream Services LLC, 7.75%, 10/15/20		65,000	66,950
Windstream Services LLC, 6.375%, 8/1/23		95,000	86,806
			3,846,514
Electric Utilities†
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	116,301
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26		$10,000	10,407
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19(3)		50,000	19,250
Ensco plc, 4.70%, 3/15/21		95,000	82,222
FTS International, Inc., 6.25%, 5/1/22		60,000	21,300
Halliburton Co., 3.80%, 11/15/25		60,000	62,129
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		140,000	80,850
Pacific Drilling SA, 5.375%, 6/1/20(2)		115,000	33,925
Paragon Offshore plc, 7.25%, 8/15/24(1)(2)(3)		90,000	25,875
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)		100,000	75,500
Precision Drilling Corp., 6.50%, 12/15/21		100,000	93,250
Precision Drilling Corp., 5.25%, 11/15/24		105,000	88,725
SESI LLC, 6.375%, 5/1/19		50,000	49,750
Transocean, Inc., 3.75%, 10/15/17		105,000	105,262
Transocean, Inc., 6.00%, 3/15/18		40,000	40,250
Transocean, Inc., 9.00%, 7/15/23(2)		50,000	48,613
Weatherford International Ltd., 7.75%, 6/15/21		95,000	93,694
Weatherford International Ltd., 4.50%, 4/15/22		110,000	91,850
			1,012,445
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(2)		215,000	226,556
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		60,000	66,750
			293,306
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(2)		100,000	107,610
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)		40,000	34,600
CVS Health Corp., 3.50%, 7/20/22		50,000	53,766
CVS Health Corp., 5.125%, 7/20/45		40,000	50,073
Dollar General Corp., 3.25%, 4/15/23		50,000	51,702
Dollar Tree, Inc., 5.75%, 3/1/23		60,000	64,875
Horizon Pharma, Inc., 6.625%, 5/1/23		75,000	74,437
Koninklijke Ahold Delhaize NV, 5.70%, 10/1/40		30,000	37,020
Kroger Co. (The), 3.30%, 1/15/21		70,000	74,340
Rite Aid Corp., 6.125%, 4/1/23(2)		150,000	162,499
SUPERVALU, Inc., 6.75%, 6/1/21		80,000	75,600
Sysco Corp., 3.30%, 7/15/26		30,000	31,460
Target Corp., 2.50%, 4/15/26		30,000	30,812
Tesco plc, 6.15%, 11/15/37(2)		75,000	77,206
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	87,558
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$20,000	20,868
Wal-Mart Stores, Inc., 4.30%, 4/22/44		20,000	23,968
			1,058,394
Food Products — 0.1%
JBS Investments GmbH, 7.25%, 4/3/24(2)		70,000	74,445

JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(2)	70,000	72,800
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(2)	135,000	137,700
Kraft Heinz Foods Co., 3.95%, 7/15/25	70,000	76,261
Kraft Heinz Foods Co., 5.00%, 6/4/42	30,000	35,099
Kraft Heinz Foods Co., 5.20%, 7/15/45	30,000	36,107
Kraft Heinz Foods Co., 4.375%, 6/1/46	30,000	32,585
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)	215,000	223,062
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	100,000	103,750
Post Holdings, Inc., 5.00%, 8/15/26(2)	180,000	180,000
Smithfield Foods, Inc., 6.625%, 8/15/22	75,000	79,875
Tyson Foods, Inc., 4.50%, 6/15/22	50,000	55,342
		1,107,026
Gas Utilities — 0.3%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	70,000	69,300
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	39,200
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	95,213
Enbridge, Inc., 4.50%, 6/10/44	40,000	35,873
Energy Transfer Equity LP, 5.875%, 1/15/24	110,000	113,300
Energy Transfer Partners LP, 4.15%, 10/1/20	70,000	73,494
Energy Transfer Partners LP, 5.20%, 2/1/22	30,000	32,482
Energy Transfer Partners LP, 3.60%, 2/1/23	60,000	59,148
Energy Transfer Partners LP, 6.50%, 2/1/42	40,000	43,316
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	138,195
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	95,000	97,375
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	130,000	125,775
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	50,000	55,912
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	98,196
Kinder Morgan, Inc., 4.30%, 6/1/25	20,000	20,773
Magellan Midstream Partners LP, 6.55%, 7/15/19	36,000	40,560
MPLX LP, 4.875%, 12/1/24(2)	100,000	102,394
MPLX LP, 4.875%, 6/1/25(2)	90,000	91,949
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	104,625
NuStar Logistics LP, 4.75%, 2/1/22	40,000	39,500
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	91,065
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	51,760
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	180,000	189,225
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	134,375
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	265,000	280,237
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	115,000	122,044
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	109,853
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	40,000	41,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	54,988
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	90,000	87,075
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	50,000	53,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	60,000	63,810
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	60,181
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	48,750
Williams Cos., Inc. (The), 4.55%, 6/24/24	290,000	297,975
Williams Cos., Inc. (The), 5.75%, 6/24/44	30,000	30,975
Williams Partners LP, 5.10%, 9/15/45	30,000	29,517
		3,222,910
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 6.50%, 6/15/20	50,000	49,313

Alere, Inc., 6.375%, 7/1/23(2)	135,000	138,713
Becton Dickinson and Co., 3.73%, 12/15/24	70,000	76,195
Crimson Merger Sub, Inc., 6.625%, 5/15/22(2)	50,000	44,875
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	61,950
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	150,000	154,875
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	51,125
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	158,631
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	105,000	106,575
Medtronic, Inc., 2.50%, 3/15/20	40,000	41,435
Medtronic, Inc., 3.50%, 3/15/25	80,000	86,797
Medtronic, Inc., 4.375%, 3/15/35	50,000	57,555
St. Jude Medical, Inc., 2.00%, 9/15/18	20,000	20,291
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	30,720
		1,079,050
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	105,000	105,263
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	71,575
Aetna, Inc., 2.75%, 11/15/22	60,000	60,965
Aetna, Inc., 4.375%, 6/15/46	40,000	41,764
Amsurg Corp., 5.625%, 7/15/22	155,000	160,619
Ascension Health, 3.95%, 11/15/46	10,000	11,258
Centene Corp., 5.625%, 2/15/21	100,000	106,625
Centene Corp., 6.125%, 2/15/24	115,000	125,637
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	142,687
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	49,467
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	34,606
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	135,000	112,725
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	60,000	63,150
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	157,000	162,397
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	105,000	106,680
Express Scripts Holding Co., 3.40%, 3/1/27	30,000	30,375
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	50,000	57,125
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(2)	100,000	107,500
HCA, Inc., 3.75%, 3/15/19	120,000	124,050
HCA, Inc., 4.25%, 10/15/19	125,000	131,406
HCA, Inc., 7.50%, 2/15/22	215,000	245,981
HCA, Inc., 4.75%, 5/1/23	180,000	188,775
HCA, Inc., 5.375%, 2/1/25	270,000	279,215
HealthSouth Corp., 5.75%, 11/1/24	95,000	98,990
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	220,000	200,475
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	99,750
Kindred Healthcare, Inc., 8.00%, 1/15/20	60,000	62,400
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	57,075
LifePoint Health, Inc., 5.50%, 12/1/21	75,000	78,563
Mylan NV, 3.95%, 6/15/26(2)	30,000	30,969
NYU Hospitals Center, 4.43%, 7/1/42	30,000	32,733
Tenet Healthcare Corp., 5.00%, 3/1/19	160,000	156,400
Tenet Healthcare Corp., 8.00%, 8/1/20	100,000	101,875
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	234,025
Tenet Healthcare Corp., 6.75%, 6/15/23	225,000	215,297
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	83,765
UnitedHealth Group, Inc., 3.75%, 7/15/25	30,000	33,266

Universal Health Services, Inc., 5.00%, 6/1/26(2)	85,000	88,188
		4,093,616
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	150,000	157,312
Aramark Services, Inc., 5.125%, 1/15/24(2)	65,000	67,559
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	98,735
Boyd Gaming Corp., 6.375%, 4/1/26(2)	75,000	80,625
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	61,200
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	113,988
Eldorado Resorts, Inc., 7.00%, 8/1/23	100,000	106,000
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(2)	225,000	236,250
Hilton Escrow Issuer LLC / Hilton Escrow Issuer Corp., 4.25%, 9/1/24(2)	115,000	117,731
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	155,000	160,381
International Game Technology plc, 6.25%, 2/15/22(2)	240,000	259,800
International Game Technology plc, 6.50%, 2/15/25(2)	45,000	49,005
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	25,000	26,625
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	31,657
MGM Resorts International, 5.25%, 3/31/20	140,000	150,045
MGM Resorts International, 6.00%, 3/15/23	210,000	228,501
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	25,000	25,813
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	87,600
Scientific Games International, Inc., 6.25%, 9/1/20	40,000	30,400
Scientific Games International, Inc., 7.00%, 1/1/22(2)	195,000	208,162
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	97,650
Station Casinos LLC, 7.50%, 3/1/21	200,000	212,714
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	130,000	131,787
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	50,813
		2,790,353
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.25%, 2/1/23	95,000	90,250
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	126,250
Century Communities, Inc., 6.875%, 5/15/22	30,000	30,525
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	165,000	116,325
KB Home, 4.75%, 5/15/19	35,000	35,788
KB Home, 7.00%, 12/15/21	55,000	58,987
Lennar Corp., 4.75%, 5/30/25	10,000	10,425
Newell Brands, Inc., 4.20%, 4/1/26	30,000	32,787
Newell Brands, Inc., 5.50%, 4/1/46	20,000	24,755
PulteGroup, Inc., 5.50%, 3/1/26	100,000	107,187
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	100,000	102,500
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)	225,000	231,750
Toll Brothers Finance Corp., 4.00%, 12/31/18	100,000	104,375
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	150,000	157,500
WCI Communities, Inc., 6.875%, 8/15/21	160,000	167,200
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	132,187
		1,528,791
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)	65,000	67,925
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	139,750
Spectrum Brands, Inc., 5.75%, 7/15/25	40,000	43,550
		251,225
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(2)	80,000	47,000

General Electric Co., 4.125%, 10/9/42		90,000	101,588
General Electric Co., MTN, 5.625%, 9/15/17		212,000	222,048
General Electric Co., MTN, 4.375%, 9/16/20		220,000	244,271
HD Supply, Inc., 7.50%, 7/15/20		135,000	140,737
HD Supply, Inc., 5.25%, 12/15/21(2)		50,000	53,469
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		50,000	52,996
Jack Cooper Holdings Corp., 9.25%, 6/1/20		20,000	14,700
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		203,000	208,075
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(2)		60,000	62,100
			1,146,984
Insurance — 0.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21		100,000	105,875
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22		150,000	159,750
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	130,983
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$30,000	32,456
American International Group, Inc., 4.125%, 2/15/24		90,000	96,968
American International Group, Inc., 4.50%, 7/16/44		40,000	41,732
American International Group, Inc., MTN, 5.85%, 1/16/18		120,000	126,955
AXA SA, 7.125%, 12/15/20	GBP	20,000	32,339
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$70,000	77,545
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		8,000	8,470
Berkshire Hathaway, Inc., 2.75%, 3/15/23		30,000	31,209
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	59,333
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	73,927
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	32,235
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	200,000	228,038
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	109,721
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	33,075
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16		135,000	53,325
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	24,109
International Lease Finance Corp., 3.875%, 4/15/18		80,000	82,200
International Lease Finance Corp., 6.25%, 5/15/19		125,000	136,338
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		60,000	64,227
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)		175,000	146,563
Lincoln National Corp., 6.25%, 2/15/20		40,000	45,102
Markel Corp., 4.90%, 7/1/22		70,000	77,290
Markel Corp., 3.625%, 3/30/23		20,000	20,687
MetLife, Inc., 4.125%, 8/13/42		30,000	30,534
MetLife, Inc., 4.875%, 11/13/43		30,000	33,841
Principal Financial Group, Inc., 3.30%, 9/15/22		30,000	31,041
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		60,000	67,542
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		70,000	85,160
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		40,000	42,170
Travelers Cos., Inc. (The), 4.60%, 8/1/43		40,000	48,716
Travelers Cos., Inc. (The), 4.30%, 8/25/45		20,000	23,459
Voya Financial, Inc., 5.70%, 7/15/43		50,000	57,435
Voya Financial, Inc., VRN, 5.65%, 5/15/23		125,000	125,156
WR Berkley Corp., 4.625%, 3/15/22		40,000	43,458
WR Berkley Corp., 4.75%, 8/1/44		30,000	32,406
			2,651,370
Internet Software and Services†
Match Group, Inc., 6.75%, 12/15/22		80,000	85,400
Netflix, Inc., 5.375%, 2/1/21		40,000	43,600

Netflix, Inc., 5.75%, 3/1/24	100,000	108,500
VeriSign, Inc., 4.625%, 5/1/23	40,000	41,100
VeriSign, Inc., 5.25%, 4/1/25	40,000	41,900
		320,500
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	15,000	15,581
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	96,903
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	42,143
Fidelity National Information Services, Inc., 3.00%, 8/15/26	50,000	49,937
First Data Corp., 7.00%, 12/1/23(2)	200,000	210,500
First Data Corp., 5.00%, 1/15/24(2)	100,000	102,125
First Data Corp., 5.75%, 1/15/24(2)	220,000	226,050
Xerox Corp., 2.95%, 3/15/17	30,000	30,209
		773,448
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	69,169
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	28,376
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	40,000	48,855
		146,400
Machinery†
Case New Holland Industrial, Inc., 7.875%, 12/1/17	78,000	84,045
Navistar International Corp., 8.25%, 11/1/21	50,000	41,335
		125,380
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	220,000	209,825
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	100,000	137,594
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	11,329
Altice Financing SA, 6.625%, 2/15/23(2)	210,000	219,450
Altice Financing SA, 7.50%, 5/15/26(2)	50,000	52,750
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	116,869
Altice Luxembourg SA, 7.75%, 5/15/22(2)	105,000	112,153
Altice Luxembourg SA, 7.625%, 2/15/25(2)	115,000	118,594
Altice US Finance I Corp., 5.375%, 7/15/23(2)	50,000	52,500
Altice US Finance I Corp., 5.50%, 5/15/26(2)	50,000	52,713
AMC Entertainment, Inc., 5.75%, 6/15/25	100,000	103,008
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	141,750
CBS Corp., 3.50%, 1/15/25	50,000	51,673
CBS Corp., 4.85%, 7/1/42	30,000	32,006
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	250,000	263,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	170,000	179,297
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	70,000	75,075
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	130,000	132,112
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(2)	170,000	187,772
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45(2)	10,000	12,332
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	57,200
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	222,750
Comcast Corp., 6.40%, 5/15/38	100,000	140,879
Comcast Corp., 4.75%, 3/1/44	30,000	36,006
CSC Holdings LLC, 10.125%, 1/15/23(2)	45,000	51,497
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	108,875
CSC Holdings LLC, 6.75%, 11/15/21	120,000	128,400
CSC Holdings LLC, 10.875%, 10/15/25(2)	45,000	52,875

Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	21,250
Discovery Communications LLC, 5.625%, 8/15/19	50,000	54,841
Discovery Communications LLC, 3.25%, 4/1/23	40,000	40,084
Discovery Communications LLC, 4.90%, 3/11/26	30,000	32,564
DISH DBS Corp., 4.625%, 7/15/17	130,000	133,250
DISH DBS Corp., 6.75%, 6/1/21	100,000	107,688
DISH DBS Corp., 5.00%, 3/15/23	130,000	125,463
DISH DBS Corp., 5.875%, 11/15/24	130,000	128,700
Gray Television, Inc., 7.50%, 10/1/20	75,000	78,094
Gray Television, Inc., 5.875%, 7/15/26(2)	25,000	26,125
iHeartCommunications, Inc., 10.00%, 1/15/18	85,000	53,338
iHeartCommunications, Inc., 9.00%, 3/1/21	135,000	101,756
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	31,559
Lamar Media Corp., 5.875%, 2/1/22	115,000	121,325
Lamar Media Corp., 5.00%, 5/1/23	90,000	95,625
McClatchy Co. (The), 9.00%, 12/15/22	35,000	35,700
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	55,941
NBCUniversal Media LLC, 2.875%, 1/15/23	50,000	52,431
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	75,000	77,334
Omnicom Group, Inc., 3.60%, 4/15/26	60,000	64,030
Regal Entertainment Group, 5.75%, 3/15/22	100,000	105,125
RR Donnelley & Sons Co., 6.00%, 4/1/24	130,000	129,675
SFR Group SA, 6.00%, 5/15/22(2)	275,000	282,081
SFR Group SA, 7.375%, 5/1/26(2)	140,000	144,725
Sinclair Television Group, Inc., 5.375%, 4/1/21	50,000	52,063
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	83,528
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	130,658
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	20,000	20,300
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	57,750
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	137,637
Time Warner Cable, Inc., 6.75%, 7/1/18	35,000	38,158
Time Warner Cable, Inc., 5.50%, 9/1/41	30,000	32,668
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	29,133
Time Warner, Inc., 3.60%, 7/15/25	30,000	32,189
Time Warner, Inc., 7.70%, 5/1/32	105,000	150,472
Time Warner, Inc., 5.35%, 12/15/43	30,000	36,357
Unitymedia GmbH, 6.125%, 1/15/25(2)	90,000	96,975
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(2)	35,000	36,663
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	178,287
UPCB Finance IV Ltd., 5.375%, 1/15/25(2)	125,000	129,063
Viacom, Inc., 3.125%, 6/15/22	10,000	9,994
Viacom, Inc., 4.25%, 9/1/23	55,000	58,360
Videotron Ltd., 5.00%, 7/15/22	75,000	78,938
Virgin Media Finance plc, 5.75%, 1/15/25(2)	200,000	204,250
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	150,000	154,125
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	62,297
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	34,518
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)	190,000	196,175
WMG Acquisition Corp., 5.625%, 4/15/22(2)	160,000	167,400
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	85,850
		7,243,096
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	80,000	79,200

Alcoa, Inc., 5.40%, 4/15/21	45,000	47,911
Alcoa, Inc., 5.125%, 10/1/24	135,000	143,100
Aleris International, Inc., 9.50%, 4/1/21(2)	40,000	44,000
Allegheny Technologies, Inc., 5.95%, 1/15/21	65,000	60,937
Anglo American Capital plc, 3.625%, 5/14/20(2)	125,000	124,375
ArcelorMittal, 6.50%, 3/1/21	75,000	81,750
ArcelorMittal, 6.125%, 6/1/25	25,000	27,000
ArcelorMittal, 7.75%, 3/1/41	140,000	146,300
Barrick North America Finance LLC, 4.40%, 5/30/21	14,000	15,313
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	35,448
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(2)	100,000	105,250
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	160,000	136,000
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(2)	115,000	133,400
Freeport-McMoRan, Inc., 3.55%, 3/1/22	220,000	192,500
Freeport-McMoRan, Inc., 3.875%, 3/15/23	4,000	3,450
Freeport-McMoRan, Inc., 5.40%, 11/14/34	200,000	157,000
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	50,000	52,435
HudBay Minerals, Inc., 9.50%, 10/1/20	70,000	70,525
Kinross Gold Corp., 5.125%, 9/1/21	25,000	25,938
Lundin Mining Corp., 7.875%, 11/1/22(2)	70,000	75,250
New Gold, Inc., 6.25%, 11/15/22(2)	35,000	36,312
Southern Copper Corp., 5.25%, 11/8/42	20,000	19,143
Steel Dynamics, Inc., 6.125%, 8/15/19	20,000	20,651
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	120,175
Teck Resources Ltd., 4.75%, 1/15/22	165,000	155,151
Teck Resources Ltd., 6.25%, 7/15/41	40,000	33,275
United States Steel Corp., 7.375%, 4/1/20	19,000	18,846
Vale Overseas Ltd., 5.625%, 9/15/19	30,000	31,537
		2,192,172
Multi-Utilities — 0.3%
AES Corp., 4.875%, 5/15/23	240,000	244,200
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	32,175
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	80,625
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	53,927
Calpine Corp., 5.375%, 1/15/23	150,000	150,843
Calpine Corp., 5.75%, 1/15/25	250,000	250,000
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	10,312
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	43,371
Constellation Energy Group, Inc., 5.15%, 12/1/20	70,000	78,001
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	130,087
Dominion Resources, Inc., 2.75%, 9/15/22	10,000	10,209
Dominion Resources, Inc., 3.625%, 12/1/24	50,000	53,183
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	34,560
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	72,672
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	42,697
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	45,312
Dynegy, Inc., 7.375%, 11/1/22	180,000	178,200
Dynegy, Inc., 7.625%, 11/1/24	60,000	58,950
Edison International, 3.75%, 9/15/17	40,000	41,068
Exelon Corp., 4.45%, 4/15/46	20,000	22,329
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	42,892
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	32,186
FirstEnergy Corp., 4.25%, 3/15/23	70,000	74,130

GenOn Energy, Inc., 9.50%, 10/15/18		40,000	31,500
GenOn Energy, Inc., 9.875%, 10/15/20		30,000	21,225
Georgia Power Co., 4.30%, 3/15/42		30,000	33,312
NiSource Finance Corp., 5.65%, 2/1/45		40,000	52,539
NRG Energy, Inc., 7.625%, 1/15/18		26,000	27,983
NRG Energy, Inc., 6.25%, 7/15/22		150,000	153,938
NRG Energy, Inc., 6.25%, 5/1/24		155,000	154,613
Potomac Electric Power Co., 3.60%, 3/15/24		40,000	43,417
Progress Energy, Inc., 3.15%, 4/1/22		40,000	42,066
RWE AG, VRN, 3.50%, 4/21/25	EUR	40,000	37,990
Sempra Energy, 2.875%, 10/1/22		$70,000	72,428
Southern Power Co., 5.15%, 9/15/41		20,000	22,145
Talen Energy Supply LLC, 4.625%, 7/15/19(2)		80,000	75,600
Talen Energy Supply LLC, 6.50%, 6/1/25		95,000	81,926
Virginia Electric & Power Co., 4.45%, 2/15/44		20,000	23,500
Xcel Energy, Inc., 4.80%, 9/15/41		20,000	24,149
			2,680,260
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		70,000	39,200
J.C. Penney Corp., Inc., 5.65%, 6/1/20		70,000	70,000
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		80,000	78,706
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)		60,000	51,642
			239,548
Oil, Gas and Consumable Fuels — 0.5%
Anadarko Petroleum Corp., 5.55%, 3/15/26		30,000	33,247
Anadarko Petroleum Corp., 6.45%, 9/15/36		40,000	46,308
Antero Resources Corp., 5.125%, 12/1/22		145,000	143,912
Antero Resources Corp., 5.625%, 6/1/23		35,000	35,263
Apache Corp., 4.75%, 4/15/43		30,000	31,078
California Resources Corp., 8.00%, 12/15/22(2)		181,000	123,080
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		70,000	58,450
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		100,000	103,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	69,475
Cenovus Energy, Inc., 6.75%, 11/15/39		150,000	160,625
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(2)		50,000	53,750
Chesapeake Energy Corp., 8.00%, 12/15/22(2)		105,000	100,275
Chevron Corp., 2.10%, 5/16/21		50,000	50,923
Cimarex Energy Co., 4.375%, 6/1/24		50,000	52,418
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		50,000	54,689
Comstock Resources, Inc., 10.00%, 3/15/20(2)		65,000	60,125
Concho Resources, Inc., 6.50%, 1/15/22		30,000	31,350
Concho Resources, Inc., 5.50%, 10/1/22		50,000	52,000
Concho Resources, Inc., 5.50%, 4/1/23		195,000	202,312
ConocoPhillips Holding Co., 6.95%, 4/15/29		30,000	38,396
CONSOL Energy, Inc., 5.875%, 4/15/22		90,000	81,900
Continental Resources, Inc., 5.00%, 9/15/22		165,000	160,462
Continental Resources, Inc., 3.80%, 6/1/24		125,000	113,437
Denbury Resources, Inc., 4.625%, 7/15/23		75,000	48,750
Ecopetrol SA, 5.875%, 9/18/23		40,000	43,550
Ecopetrol SA, 4.125%, 1/16/25		30,000	29,100
EOG Resources, Inc., 5.625%, 6/1/19		120,000	131,180
EOG Resources, Inc., 4.10%, 2/1/21		40,000	43,280
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20		80,000	52,000

Exxon Mobil Corp., 2.71%, 3/6/25	80,000	83,647
Exxon Mobil Corp., 3.04%, 3/1/26	40,000	42,489
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	160,000	150,800
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	105,000	95,287
Halcon Resources Corp., 8.625%, 2/1/20(2)	90,000	85,950
Halcon Resources Corp., 12.00%, 2/15/22(2)	33,000	30,773
Hess Corp., 6.00%, 1/15/40	40,000	41,891
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	70,000	68,950
Laredo Petroleum, Inc., 6.25%, 3/15/23	80,000	76,600
Marathon Oil Corp., 3.85%, 6/1/25	10,000	9,362
MEG Energy Corp., 7.00%, 3/31/24(2)	100,000	81,000
Newfield Exploration Co., 5.75%, 1/30/22	65,000	67,763
Newfield Exploration Co., 5.625%, 7/1/24	88,000	91,300
Noble Energy, Inc., 4.15%, 12/15/21	60,000	63,625
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	116,875
Petrobras Global Finance BV, 8.375%, 5/23/21	40,000	43,138
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	87,740
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,882
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	29,229
Petroleos Mexicanos, 6.625%, 6/15/35	30,000	32,631
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	57,300
Phillips 66, 4.30%, 4/1/22	70,000	77,205
QEP Resources, Inc., 5.375%, 10/1/22	150,000	149,250
Range Resources Corp., 5.00%, 8/15/22	155,000	154,225
Rice Energy, Inc., 6.25%, 5/1/22	50,000	51,500
Shell International Finance BV, 2.375%, 8/21/22	80,000	81,617
Shell International Finance BV, 3.625%, 8/21/42	30,000	29,720
Shell International Finance BV, 4.55%, 8/12/43	4,000	4,513
Shell International Finance BV, VRN, 1.03%, 11/15/16	110,000	110,057
SM Energy Co., 6.50%, 1/1/23	45,000	44,325
SM Energy Co., 5.00%, 1/15/24	70,000	64,488
Statoil ASA, 2.45%, 1/17/23	80,000	81,531
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	50,750
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	137,025
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20(2)	75,000	76,226
Tesoro Corp., 4.25%, 10/1/17	50,000	51,438
Tesoro Corp., 5.375%, 10/1/22	20,000	20,775
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	41,303
Total Capital SA, 2.125%, 8/10/18	50,000	50,833
Whiting Petroleum Corp., 5.75%, 3/15/21	145,000	129,775
WPX Energy, Inc., 8.25%, 8/1/23	65,000	67,925
		5,056,048
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	70,000	71,347
International Paper Co., 6.00%, 11/15/41	30,000	36,215
International Paper Co., 4.40%, 8/15/47	50,000	51,014
		158,576
Personal Products†
Avon Products, Inc., 6.75%, 3/15/23	85,000	76,358
Pharmaceuticals — 0.1%
Actavis Funding SCS, 3.85%, 6/15/24	120,000	127,634
Actavis Funding SCS, 4.55%, 3/15/35	40,000	43,209
Actavis, Inc., 1.875%, 10/1/17	70,000	70,329

Actavis, Inc., 3.25%, 10/1/22	18,000	18,702
Actavis, Inc., 4.625%, 10/1/42	30,000	32,641
Capsugel SA, PIK, 7.00%, 5/15/19(2)	31,000	31,349
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	130,000	118,300
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	35,000	31,937
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.50%, 2/1/25(2)	130,000	116,025
Merck & Co., Inc., 2.40%, 9/15/22	60,000	61,966
Quintiles Transnational Corp., 4.875%, 5/15/23(2)	90,000	94,050
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(2)	100,000	94,750
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)	115,000	109,969
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	210,000	199,500
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	150,000	131,250
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	120,000	105,750
		1,387,361
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	60,000	66,654
American Tower Corp., 3.375%, 10/15/26	30,000	30,812
Boston Properties LP, 3.65%, 2/1/26	30,000	32,064
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	135,000	141,412
Corrections Corp. of America, 4.125%, 4/1/20	100,000	96,250
Crown Castle International Corp., 5.25%, 1/15/23	45,000	51,553
Crown Castle International Corp., 4.45%, 2/15/26	30,000	33,159
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	76,875
DDR Corp., 3.625%, 2/1/25	40,000	40,642
Equinix, Inc., 5.375%, 4/1/23	70,000	74,375
Essex Portfolio LP, 3.625%, 8/15/22	20,000	21,043
Essex Portfolio LP, 3.25%, 5/1/23	20,000	20,542
Hospitality Properties Trust, 4.65%, 3/15/24	160,000	164,290
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	30,526
Kilroy Realty LP, 3.80%, 1/15/23	70,000	72,926
Kilroy Realty LP, 4.375%, 10/1/25	20,000	21,722
Kimco Realty Corp., 2.80%, 10/1/26	50,000	49,948
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(2)	90,000	97,875
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,321
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	77,813
Welltower, Inc., 3.75%, 3/15/23	60,000	63,251
		1,316,053
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)	110,000	114,538
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	110,997
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	37,044
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	14,029
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	30,000	33,677
CSX Corp., 4.25%, 6/1/21	50,000	55,098
CSX Corp., 3.40%, 8/1/24	60,000	64,336
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	21,395
Union Pacific Corp., 4.75%, 9/15/41	80,000	96,584
		433,160
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	35,000	34,125
Advanced Micro Devices, Inc., 7.00%, 7/1/24	75,000	69,375
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	78,046

Lam Research Corp., 3.90%, 6/15/26	40,000	41,922
Micron Technology, Inc., 5.25%, 8/1/23(2)	100,000	97,250
Micron Technology, Inc., 5.50%, 2/1/25	85,000	82,769
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)	50,000	52,313
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	75,000	76,406
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)	75,000	80,024
		612,230
Software — 0.1%
Infor US, Inc., 6.50%, 5/15/22	163,000	166,056
Intuit, Inc., 5.75%, 3/15/17	172,000	176,187
Microsoft Corp., 2.70%, 2/12/25	50,000	51,770
Microsoft Corp., 3.125%, 11/3/25	30,000	32,135
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	51,313
Oracle Corp., 3.625%, 7/15/23	90,000	98,149
Oracle Corp., 3.40%, 7/8/24	10,000	10,734
Oracle Corp., 2.95%, 5/15/25	40,000	41,483
Oracle Corp., 4.00%, 7/15/46	40,000	42,228
		670,055
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	104,500
Ashtead Capital, Inc., 5.625%, 10/1/24(2)	118,000	124,637
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	100,000	102,125
BMC Stock Holdings, Inc., 9.00%, 9/15/18(2)	80,000	82,805
Claire's Stores, Inc., 9.00%, 3/15/19(2)	40,000	23,460
Herc Rentals, Inc., 7.50%, 6/1/22(2)	75,000	78,225
Hertz Corp. (The), 6.75%, 4/15/19	125,000	127,812
Hertz Corp. (The), 6.25%, 10/15/22	65,000	68,900
Home Depot, Inc. (The), 3.35%, 9/15/25	30,000	32,894
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	97,106
Michaels Stores, Inc., 5.875%, 12/15/20(2)	105,000	109,069
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	80,063
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	67,200
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	80,250
Serta Simmons Bedding LLC, 8.125%, 10/1/20(2)	230,000	240,206
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	125,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	85,319
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	79,219
United Rentals North America, Inc., 4.625%, 7/15/23	160,000	164,288
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	206,750
		2,079,828
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	12,000	11,998
Apple, Inc., 2.85%, 5/6/21	60,000	63,324
Apple, Inc., 2.50%, 2/9/25	130,000	132,214
Apple, Inc., 4.65%, 2/23/46	10,000	11,712
CommScope Technologies Finance LLC, 6.00%, 6/15/25(2)	195,000	207,919
Dell, Inc., 5.875%, 6/15/19	120,000	128,850
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(2)	245,000	265,602
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	110,000	118,133
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	80,000	83,664
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	50,000	53,415
NCR Corp., 5.00%, 7/15/22	90,000	92,250
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	48,731

Western Digital Corp., 10.50%, 4/1/24(2)	205,000	232,162
		1,449,974
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	90,000	94,613
L Brands, Inc., 5.625%, 2/15/22	140,000	155,575
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	195,000	173,062
		423,250
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	146,994
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	121,946
		268,940
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 9.00%, 11/15/18(2)	100,000	110,500
Sprint Communications, Inc., 6.00%, 11/15/22	220,000	200,682
Sprint Corp., 7.25%, 9/15/21	215,000	213,656
Sprint Corp., 7.875%, 9/15/23	70,000	68,250
Sprint Corp., 7.125%, 6/15/24	285,000	267,187
T-Mobile USA, Inc., 6.625%, 11/15/20	125,000	129,219
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	126,150
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	79,406
T-Mobile USA, Inc., 6.625%, 4/1/23	145,000	155,240
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	140,238
T-Mobile USA, Inc., 6.50%, 1/15/26	50,000	54,906
		1,545,434
TOTAL CORPORATE BONDS (Cost $74,355,810)		75,637,912
U.S. TREASURY SECURITIES — 5.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	700,000	882,684
U.S. Treasury Bonds, 2.875%, 5/15/43	450,000	511,427
U.S. Treasury Bonds, 3.125%, 8/15/44	50,000	59,564
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	116,416
U.S. Treasury Bonds, 2.50%, 2/15/45	1,440,000	1,521,197
U.S. Treasury Bonds, 3.00%, 5/15/45	250,000	291,045
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,557,480	3,025,171
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	239,048	290,715
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	3,985,514	5,041,631
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	401,472	537,316
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	715,442	966,249
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	1,237,407	1,282,186
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	325,004	327,898
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,189,376	1,420,151
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,248,792	1,298,655
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	1,303,413	1,309,632
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	874,370	881,934
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,117,120	4,156,117
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,534,324	2,670,993
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,384,448	1,396,990
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,410,768	2,437,289
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,514,177	1,523,035
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(4)	1,450,050	1,487,277
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	774,773	805,312
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	2,030,260	2,038,479
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,148,555	1,174,352
U.S. Treasury Notes, 0.875%, 1/31/18	302,000	302,548

U.S. Treasury Notes, 1.00%, 2/15/18	260,000	260,899
U.S. Treasury Notes, 1.00%, 3/15/18	4,300,000	4,314,951
U.S. Treasury Notes, 0.75%, 4/15/18	500,000	499,698
U.S. Treasury Notes, 1.00%, 5/31/18	300,000	301,019
U.S. Treasury Notes, 1.25%, 11/30/18	200,000	201,766
U.S. Treasury Notes, 1.25%, 12/15/18	1,100,000	1,109,690
U.S. Treasury Notes, 1.50%, 11/30/19	1,350,000	1,371,858
U.S. Treasury Notes, 1.625%, 12/31/19	350,000	357,062
U.S. Treasury Notes, 1.375%, 2/29/20	350,000	354,081
U.S. Treasury Notes, 1.50%, 5/31/20	100,000	101,537
U.S. Treasury Notes, 1.625%, 6/30/20	450,000	458,956
U.S. Treasury Notes, 1.375%, 9/30/20	500,000	504,805
U.S. Treasury Notes, 2.00%, 11/30/20	750,000	776,001
U.S. Treasury Notes, 1.75%, 12/31/20	100,000	102,465
U.S. Treasury Notes, 2.25%, 4/30/21	400,000	419,070
U.S. Treasury Notes, 1.375%, 5/31/21	200,000	201,688
U.S. Treasury Notes, 1.75%, 5/15/22	500,000	511,924
U.S. Treasury Notes, 1.75%, 9/30/22(4)	750,000	766,685
U.S. Treasury Notes, 2.125%, 12/31/22	700,000	730,652
U.S. Treasury Notes, 1.375%, 6/30/23	540,000	537,796
U.S. Treasury Notes, 1.25%, 7/31/23	50,000	49,361
TOTAL U.S. TREASURY SECURITIES (Cost $49,389,037)		51,688,227
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 1.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 1.78%, 9/15/16	44,883	46,038
FHLMC, VRN, 1.92%, 9/15/16	69,460	71,270
FHLMC, VRN, 1.98%, 9/15/16	71,152	73,479
FHLMC, VRN, 2.32%, 9/15/16	181,088	185,977
FHLMC, VRN, 2.44%, 9/15/16	88,529	93,947
FHLMC, VRN, 2.69%, 9/15/16	44,113	46,722
FHLMC, VRN, 2.70%, 9/15/16	195,493	206,873
FHLMC, VRN, 2.81%, 9/15/16	96,039	101,553
FHLMC, VRN, 2.87%, 9/15/16	27,822	29,479
FHLMC, VRN, 2.94%, 9/15/16	60,010	63,362
FHLMC, VRN, 3.01%, 9/15/16	20,353	21,368
FHLMC, VRN, 3.14%, 9/15/16	60,676	63,721
FHLMC, VRN, 3.65%, 9/15/16	57,752	60,576
FHLMC, VRN, 4.06%, 9/15/16	57,081	60,132
FHLMC, VRN, 4.22%, 9/15/16	77,177	81,707
FHLMC, VRN, 4.78%, 9/15/16	59,831	62,412
FHLMC, VRN, 5.14%, 9/15/16	3,898	4,026
FNMA, VRN, 2.40%, 9/25/16	81,955	85,524
FNMA, VRN, 2.44%, 9/25/16	33,223	34,618
FNMA, VRN, 2.44%, 9/25/16	127,620	133,222
FNMA, VRN, 2.44%, 9/25/16	215,373	224,364
FNMA, VRN, 2.44%, 9/25/16	127,618	132,783
FNMA, VRN, 2.44%, 9/25/16	196,737	205,157
FNMA, VRN, 2.57%, 9/25/16	32,518	34,169
FNMA, VRN, 2.62%, 9/25/16	43,669	45,972
FNMA, VRN, 2.67%, 9/25/16	32,826	34,787
FNMA, VRN, 2.69%, 9/25/16	113,077	119,883
FNMA, VRN, 3.36%, 9/25/16	79,229	83,078
FNMA, VRN, 3.62%, 9/25/16	47,976	50,692

FNMA, VRN, 3.94%, 9/25/16	57,233	60,255
FNMA, VRN, 4.86%, 9/25/16	86,942	92,030
		2,609,176
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, 4.50%, 1/1/19	32,745	33,554
FHLMC, 7.00%, 8/1/29	1,022	1,142
FHLMC, 8.00%, 7/1/30	8,132	10,335
FHLMC, 5.50%, 12/1/33	51,843	58,551
FHLMC, 6.00%, 11/1/38	256,462	292,856
FHLMC, 6.50%, 7/1/47	5,251	5,827
FNMA, 3.00%, 9/14/16(6)	200,000	207,422
FNMA, 3.50%, 9/14/16(6)	1,860,000	1,959,539
FNMA, 4.00%, 9/14/16(6)	450,000	481,957
FNMA, 5.50%, 12/1/16	752	754
FNMA, 5.00%, 9/1/20	24,401	25,671
FNMA, 7.00%, 6/1/26	358	416
FNMA, 7.50%, 3/1/27	745	747
FNMA, 7.00%, 1/1/29	4,114	4,546
FNMA, 6.50%, 4/1/29	9,569	11,004
FNMA, 6.50%, 8/1/29	5,812	6,683
FNMA, 6.50%, 12/1/29	13,628	15,673
FNMA, 7.00%, 3/1/30	3,201	3,624
FNMA, 8.00%, 7/1/30	5,378	5,540
FNMA, 7.50%, 9/1/30	2,044	2,572
FNMA, 5.00%, 7/1/31	7,924	8,810
FNMA, 7.00%, 9/1/31	10,083	11,300
FNMA, 6.50%, 1/1/32	3,208	3,690
FNMA, 6.50%, 8/1/32	5,661	6,605
FNMA, 6.50%, 11/1/32	57,356	67,570
FNMA, 5.50%, 6/1/33	17,990	20,477
FNMA, 5.50%, 8/1/33	32,412	36,780
FNMA, 5.00%, 11/1/33	233,846	262,198
FNMA, 4.50%, 9/1/35	128,660	140,639
FNMA, 5.00%, 2/1/36	179,777	199,622
FNMA, 5.50%, 1/1/37	122,839	138,902
FNMA, 6.50%, 8/1/37	119,681	134,109
FNMA, 5.00%, 4/1/40	450,699	500,541
FNMA, 4.00%, 1/1/41	1,312,832	1,438,206
FNMA, 4.50%, 7/1/41	594,187	653,399
FNMA, 4.50%, 9/1/41	52,329	57,438
FNMA, 4.00%, 12/1/41	391,157	425,515
FNMA, 3.50%, 5/1/42	310,877	330,405
FNMA, 3.50%, 6/1/42	170,189	181,338
FNMA, 3.00%, 11/1/42	598,717	622,479
FNMA, 3.50%, 5/1/45	864,601	916,686
FNMA, 3.50%, 2/1/46	1,454,512	1,542,101
FNMA, 6.50%, 8/1/47	15,351	17,169
FNMA, 6.50%, 9/1/47	31,593	35,387
FNMA, 6.50%, 9/1/47	1,576	1,764
FNMA, 6.50%, 9/1/47	17,276	19,344
FNMA, 6.50%, 9/1/47	4,611	5,160
GNMA, 2.50%, 9/21/16(6)	35,000	35,666
GNMA, 3.50%, 9/21/16(6)	275,000	291,812

GNMA, 4.00%, 9/21/16(6)		85,000	90,837
GNMA, 7.50%, 10/15/25		1,238	1,282
GNMA, 6.00%, 3/15/26		3,725	4,257
GNMA, 7.00%, 12/15/27		3,237	3,279
GNMA, 6.50%, 2/15/28		703	810
GNMA, 7.50%, 5/15/30		2,970	3,077
GNMA, 7.00%, 5/15/31		14,396	17,379
GNMA, 5.50%, 11/15/32		30,986	34,970
GNMA, 6.50%, 10/15/38		458,176	544,196
GNMA, 4.50%, 5/20/41		408,411	446,808
GNMA, 4.50%, 6/15/41		449,163	504,726
GNMA, 3.50%, 4/20/45		135,707	144,066
GNMA, 2.50%, 7/20/46		149,447	152,456
			13,181,668
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $15,224,798)			15,790,844
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.4%
Australia†
Australia Government Bond, 2.75%, 4/21/24	AUD	177,000	142,584
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	88,833
			231,417
Austria†
Austria Government Bond, 3.90%, 7/15/20(2)	EUR	100,000	130,779
Austria Government Bond, 0.75%, 10/20/26(2)	EUR	50,000	59,201
Austria Government Bond, 4.15%, 3/15/37(2)	EUR	23,000	43,614
			233,594
Belgium†
Belgium Government Bond, 2.25%, 6/22/23	EUR	70,000	91,678
Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	23,000	45,179
			136,857
Canada — 0.1%
Canadian Government Bond, 4.00%, 6/1/41	CAD	100,000	112,809
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	170,000	141,995
Province of Quebec Canada, 3.00%, 9/1/23	CAD	155,000	129,218
Province of Quebec Canada, 5.75%, 12/1/36	CAD	100,000	113,432
Province of Quebec Canada, 5.00%, 12/1/41	CAD	17,000	18,428
			515,882
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	108,375
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	1,000,000	53,235
Denmark†
Denmark Government Bond, 7.00%, 11/10/24	DKK	147,000	35,171
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	17,385
			52,556
Finland†
Finland Government Bond, 1.625%, 9/15/22(2)	EUR	95,000	118,960
France — 0.1%
France Government Bond OAT, 3.25%, 10/25/21	EUR	435,000	576,672
France Government Bond OAT, 5.50%, 4/25/29	EUR	42,000	76,868
France Government Bond OAT, 3.25%, 5/25/45	EUR	140,000	244,482
			898,022
Germany — 0.1%
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	93,000	120,449

Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	60,000	74,074
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	400,000	475,612
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	82,000	143,766
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	54,000	108,545
			922,446
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	46,000	63,770
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	505,000	587,768
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	175,000	197,022
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	215,000	259,507
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	65,000	112,707
Italy Government International Bond, 6.875%, 9/27/23		$60,000	75,432
			1,232,436
Japan — 0.4%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	150,600,000	1,547,333
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	9,000,000	92,862
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	85,100,000	1,157,164
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,100,000	389,811
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	16,000,000	197,115
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	66,800,000	789,053
			4,173,338
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	300,000	75,703
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	1,700,000	94,324
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$200,000	223,250
Mexico Government International Bond, 5.125%, 1/15/20		$70,000	78,295
Mexico Government International Bond, 6.05%, 1/11/40		$80,000	103,800
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$60,000	66,225
			565,894
Netherlands†
Netherlands Government Bond, 3.50%, 7/15/20(2)	EUR	223,000	288,448
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	11,000	19,849
			308,297
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	57,000	44,615
Norway — 0.2%
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	10,187,000	1,394,123
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	56,600
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	79,200
			135,800
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	200,000	56,242
Poland Government International Bond, 5.125%, 4/21/21		$70,000	79,582
			135,824
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	550,000	613,108
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	50,000	40,200
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,500,000	98,018

Spain — 0.1%
Spain Government Bond, 4.30%, 10/31/19(2)	EUR	115,000	145,862
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	155,000	183,721
Spain Government Bond, 4.20%, 1/31/37(2)	EUR	30,000	47,702
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	55,000	102,432
			479,717
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	875,000	125,101
Switzerland†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	302,000	348,146
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	2,200,000	72,355
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	200,000	61,416
United Kingdom — 0.1%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	115,000	207,499
United Kingdom Gilt, 4.25%, 3/7/36	GBP	48,000	97,474
United Kingdom Gilt, 4.50%, 12/7/42	GBP	285,000	647,818
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,000	26,218
			979,009
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	29,025
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,112,553)			14,247,239
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		15,835	16,096
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.91%, 9/1/16		32,441	32,278
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.26%, 9/1/16		85,613	85,167
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 9/1/16		153,633	152,249
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35		47,297	48,796
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 9/1/16		41,953	40,347
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.64%, 9/1/16		65,132	63,024
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.39%, 9/1/16		121,864	120,088
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 9/1/16		51,883	50,892
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.62%, 9/1/16		104,486	100,617
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.72%, 9/1/16		111,940	110,036
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 9/1/16		38,378	37,097
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.70%, 9/1/16		79,167	76,876
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 9/1/16		114,921	114,291
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.79%, 9/1/16		109,882	109,165
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.90%, 9/1/16		166,639	167,843
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.00%, 9/1/16		58,044	58,052
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.93%, 9/1/16		45,574	44,883
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.14%, 9/1/16		36,193	35,981
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.97%, 9/1/16		95,187	95,660
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/16(2)		118,267	119,783
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.03%, 9/1/16		162,505	166,263
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.70%, 9/25/16		117,693	115,509
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 9/1/16		68,037	66,662
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.65%, 9/1/16		27,215	27,239
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 9/1/16		25,589	25,566
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/16		31,454	31,744

Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	97,211	101,058
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.89%, 9/1/16	121,092	121,069
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 9/1/16	66,995	66,719
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 9/1/16	83,997	85,207
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.26%, 9/26/16	90,579	83,512
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	64,288	67,227
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 9/1/16	200,493	196,159
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.74%, 9/1/16	70,876	69,817
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.99%, 9/1/16	97,348	99,282
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 9/1/16	120,388	122,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	59,801	58,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	104,128	107,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.95%, 9/1/16	219,721	228,684
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.93%, 9/1/16	97,023	101,191
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.93%, 9/1/16	32,050	32,924
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 3.01%, 9/1/16	40,369	39,715
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.97%, 9/1/16	64,244	64,565
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 9/1/16	57,171	57,646
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 9/1/16	66,151	66,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 9/1/16	152,630	152,560
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	93,911	94,137
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.01%, 9/1/16	92,638	89,135
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.22%, 9/1/16	90,189	85,209
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 4.80%, 9/1/16	71,979	68,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 3.03%, 9/1/16	36,595	35,977
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	47,377	47,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	31,084	31,971
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	62,415	61,953
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	25,658	26,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.32%, 9/1/16	87,218	85,440
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.81%, 9/1/16	60,928	56,206
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	56,064	58,963
		4,776,721
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	197,044	214,667
FNMA, Series 2016-C04, Class 1M1, VRN, 1.97%, 9/26/16	159,254	160,127
FNMA, Series 2016-C04, Class 1M2, VRN, 4.77%, 9/26/16	200,000	204,394
FNMA, Series 2016-C05, Class 2M1, VRN, 1.87%, 9/26/16	79,564	79,858
FNMA, Series 2016-C05, Class 2M2, VRN, 4.97%, 9/26/16	130,000	132,544
		791,590
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,572,796)		5,568,311
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value ETF	5,200	237,276
iShares MSCI Japan ETF	22,996	282,391
iShares Russell 1000 Growth ETF	15,317	1,595,725
iShares Russell 1000 Value ETF	5,440	578,762
iShares Russell 2000 Value ETF	180	18,783
iShares Russell Mid-Cap Value ETF	21,822	1,675,493
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,118,273)		4,388,430

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.31%, 9/15/16(2)	275,000	274,823
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	225,000	236,759
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	275,000	295,757
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.46%, 9/15/16(2)	408,095	407,113
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.31%, 9/15/16(2)	125,000	123,946
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	250,000	281,667
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 9/1/16	225,000	250,616
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	200,000	220,127
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 9/1/16	275,000	294,271
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 9/1/16	50,000	56,436
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37	300,000	319,315
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	75,000	80,515
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 9/10/16(2)	350,000	369,232
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 9/1/16	100,000	110,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	100,000	113,449
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.41%, 9/15/16(2)	400,000	396,459
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	100,000	103,790
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 9/1/16	75,000	79,200
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 9/1/16(2)	225,000	233,178
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,074,158)		4,247,302
ASSET-BACKED SECURITIES(5) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	44,880	47,180
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.51%, 9/17/16(2)	141,583	141,071
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	225,000	226,439
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	100,000	100,289
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	76,023
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.87%, 9/15/16	225,000	225,203
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 1.01%, 9/15/16(2)	225,000	225,300
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.92%, 9/7/16(2)	182,425	181,948
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.41%, 9/22/16(2)	113,900	114,041
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	29,018	28,960
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	249,464	249,875
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	225,000	225,126
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.91%, 9/12/16(2)	152,228	152,192
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	47,429	47,225
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	238,328	236,397
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.51%, 9/17/16(2)	122,082	121,495
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	135,984	135,907
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	129,764	130,579
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	125,000	124,622
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	59,978	59,515
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	36,340	36,441
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	176,929	175,968
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	98,459	98,911
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	95,441	95,380
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.84%, 9/15/16	87,094	87,133
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	73,594	78,470
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	52,293	55,757

Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	69,014	68,973
TOTAL ASSET-BACKED SECURITIES (Cost $3,537,888)		3,546,420
MUNICIPAL SECURITIES — 0.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	149,112
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	72,921
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	35,000	47,453
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	22,025
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	14,839
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	70,000	111,790
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	46,497
New York City GO, 6.27%, 12/1/37	5,000	7,204
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	96,402
Pasadena Public Financing Authority Rev., VRDN, 0.60%, 9/1/16 (SBBPA: Bank of the West)	585,000	585,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	11,853
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	90,000	117,587
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	187,846
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	59,042
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	13,466
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,910
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	55,000	70,985
State of California GO, 6.65%, 3/1/22	20,000	24,663
State of California GO, 7.55%, 4/1/39	20,000	32,528
State of California GO, 7.30%, 10/1/39	45,000	69,675
State of California GO, 7.60%, 11/1/40	40,000	66,318
State of Illinois GO, 5.10%, 6/1/33	45,000	44,011
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	61,442
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	50,000	69,617
State of Washington GO, 5.14%, 8/1/40	20,000	27,138
Utah Housing Corp. Rev., (BP-UT 2 LLC), VRDN, 0.68%, 9/1/16 (LOC: Citibank N.A.)	140,000	140,000
TOTAL MUNICIPAL SECURITIES (Cost $1,791,678)		2,157,324
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 2.125%, 4/24/26	80,000	81,980
FNMA, 6.625%, 11/15/30	980,000	1,504,910
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,405,143)		1,586,890
COMMERCIAL PAPER(7)†
Royal Bank of Canada, 0.77%, 10/14/16	100,000	100,046
University of Texas System (The), 0.00%, 11/15/16	200,000	199,996
TOTAL COMMERCIAL PAPER (Cost $300,018)		300,042
TEMPORARY CASH INVESTMENTS — 2.0%
Federal Home Loan Bank Discount Notes, 0.53%, 9/2/16(7)	175,000	175,001
State Street Institutional Liquid Reserves Fund, Premier Class	7,188,044	7,188,044
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,340,917	12,340,917
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,703,960)		19,703,962
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $847,369,020)		991,251,130
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,552,030)
TOTAL NET ASSETS — 100.0%		$988,699,100

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	168,756	USD	125,958	UBS AG	9/21/16	811
AUD	69,192	USD	51,680	UBS AG	9/21/16	298
USD	282,437	AUD	392,187	UBS AG	9/21/16	(12,173)
CAD	21,528	USD	16,892	JPMorgan Chase Bank N.A.	9/21/16	(474)
CAD	99,396	USD	76,778	JPMorgan Chase Bank N.A.	9/21/16	(977)
CAD	8,757	USD	6,673	JPMorgan Chase Bank N.A.	9/21/16	5
CAD	1,816	USD	1,383	JPMorgan Chase Bank N.A.	9/21/16	2
CAD	25,308	USD	19,603	Morgan Stanley	9/30/16	(302)
CAD	78,461	USD	59,937	Morgan Stanley	9/30/16	(97)
CAD	25,816	USD	19,721	Morgan Stanley	9/30/16	(32)
CAD	67,184	USD	51,322	Morgan Stanley	9/30/16	(83)
CAD	2,887	USD	2,226	Morgan Stanley	9/30/16	(24)
CAD	4,064	USD	3,148	Morgan Stanley	9/30/16	(48)
CAD	63,207	USD	48,553	Morgan Stanley	9/30/16	(348)
USD	691,711	CAD	906,792	JPMorgan Chase Bank N.A.	9/21/16	170
USD	72,986	CAD	95,445	JPMorgan Chase Bank N.A.	9/21/16	197
USD	721,394	CAD	943,497	Morgan Stanley	9/30/16	1,827
USD	1,070,999	CAD	1,400,738	Morgan Stanley	9/30/16	2,712
USD	1,406,315	CAD	1,839,291	Morgan Stanley	9/30/16	3,561
USD	60,847	CAD	79,581	Morgan Stanley	9/30/16	154
USD	31,293	CAD	40,601	Morgan Stanley	9/30/16	329
USD	44,280	CAD	57,450	Morgan Stanley	9/30/16	465
USD	25,010	CAD	32,282	Morgan Stanley	9/30/16	390
USD	53,422	CAD	68,953	Morgan Stanley	9/30/16	834
USD	46,284	CAD	59,740	Morgan Stanley	9/30/16	722
USD	32,883	CAD	42,946	Morgan Stanley	9/30/16	130
USD	30,383	CAD	39,513	Morgan Stanley	9/30/16	248
USD	53,559	CAD	69,549	Morgan Stanley	9/30/16	517
USD	44,095	CAD	57,638	Morgan Stanley	9/30/16	137
USD	29,158	CAD	37,679	Morgan Stanley	9/30/16	422
USD	70,949	CAD	92,430	Morgan Stanley	9/30/16	456
USD	24,321	CAD	31,685	Morgan Stanley	9/30/16	156
USD	46,399	CAD	60,508	Morgan Stanley	9/30/16	251
USD	43,384	CAD	57,317	Morgan Stanley	9/30/16	(329)
USD	77,942	CAD	102,885	Morgan Stanley	9/30/16	(524)
USD	4,616	CAD	6,052	Morgan Stanley	9/30/16	1
USD	1,741	CAD	2,282	Morgan Stanley	9/30/16	1
USD	76,001	CAD	99,529	Morgan Stanley	9/30/16	94
USD	1,790	CAD	2,339	Morgan Stanley	9/30/16	7
USD	2,390	CAD	3,129	Morgan Stanley	9/30/16	4
USD	28,969	CAD	37,764	Morgan Stanley	9/30/16	167
USD	20,755	CAD	27,299	Morgan Stanley	9/30/16	(65)
USD	45,643	CAD	60,035	Morgan Stanley	9/30/16	(143)
USD	2,370	CAD	3,111	Morgan Stanley	9/30/16	(2)
USD	39,419	CAD	51,739	Morgan Stanley	9/30/16	(41)
USD	47,205	CAD	61,224	Morgan Stanley	9/30/16	512
USD	20,599	CAD	26,452	Morgan Stanley	9/30/16	424
USD	22,658	CAD	29,496	Morgan Stanley	9/30/16	162
CHF	85,864	USD	87,648	UBS AG	9/21/16	(251)
USD	350,683	CHF	345,626	UBS AG	9/21/16	(1,117)
USD	90,840	CHF	89,737	UBS AG	9/21/16	(500)

CLP	38,423,064	USD	57,953	UBS AG	9/21/16	(1,595)
USD	115,613	CLP	80,720,927	UBS AG	9/21/16	(2,787)
USD	55,906	CLP	37,194,059	UBS AG	9/21/16	1,350
COP	272,831,712	USD	86,135	UBS AG	9/21/16	5,317
USD	54,333	CZK	1,315,048	UBS AG	9/21/16	23
DKK	15,314	USD	2,296	UBS AG	9/21/16	2
USD	54,687	DKK	363,370	UBS AG	9/21/16	179
EUR	313,365	USD	350,728	JPMorgan Chase Bank N.A.	9/21/16	(906)
EUR	96,474	USD	109,272	JPMorgan Chase Bank N.A.	9/21/16	(1,575)
EUR	23,946	USD	26,495	JPMorgan Chase Bank N.A.	9/21/16	237
EUR	31,524	USD	34,946	JPMorgan Chase Bank N.A.	9/21/16	245
EUR	330,867	USD	367,565	JPMorgan Chase Bank N.A.	9/21/16	1,795
EUR	69,967	USD	77,709	JPMorgan Chase Bank N.A.	9/21/16	397
EUR	49,981	USD	55,695	JPMorgan Chase Bank N.A.	9/21/16	101
EUR	29,442	USD	32,984	JPMorgan Chase Bank N.A.	9/21/16	(117)
EUR	100,541	USD	111,582	JPMorgan Chase Bank N.A.	9/21/16	655
EUR	25,690	USD	28,700	JPMorgan Chase Bank N.A.	9/21/16	(22)
EUR	14,644	USD	16,504	JPMorgan Chase Bank N.A.	9/21/16	(157)
EUR	69,866	USD	78,893	JPMorgan Chase Bank N.A.	9/21/16	(900)
EUR	21,190	USD	23,689	JPMorgan Chase Bank N.A.	9/21/16	(34)
EUR	16,249	USD	18,109	JPMorgan Chase Bank N.A.	9/21/16	31
EUR	46,648	USD	51,767	UBS AG	9/21/16	308
EUR	12,062	USD	13,356	UBS AG	9/30/16	115
EUR	29,593	USD	32,769	UBS AG	9/30/16	281
EUR	33,940	USD	37,884	UBS AG	9/30/16	21
EUR	15,452	USD	17,184	UBS AG	9/30/16	73
EUR	392	USD	436	UBS AG	9/30/16	2
EUR	198,004	USD	219,649	UBS AG	9/30/16	1,484
EUR	473	USD	525	UBS AG	9/30/16	4
EUR	46,934	USD	52,029	UBS AG	9/30/16	387
EUR	18,743	USD	20,656	UBS AG	9/30/16	276
EUR	82,172	USD	90,552	UBS AG	9/30/16	1,218
EUR	328	USD	364	UBS AG	9/30/16	2
EUR	275	USD	308	UBS AG	9/30/16	(1)
EUR	389	USD	437	UBS AG	9/30/16	(3)
EUR	13,724	USD	15,442	UBS AG	9/30/16	(116)
EUR	317	USD	354	UBS AG	9/30/16	—
EUR	36,518	USD	41,479	UBS AG	9/30/16	(695)
EUR	341	USD	386	UBS AG	9/30/16	(6)
EUR	48,798	USD	54,870	UBS AG	9/30/16	(372)
EUR	1,121	USD	1,261	UBS AG	9/30/16	(9)
USD	6,814,606	EUR	6,088,656	JPMorgan Chase Bank N.A.	9/21/16	17,597
USD	1,579,082	EUR	1,410,865	JPMorgan Chase Bank N.A.	9/21/16	4,078
USD	105,404	EUR	92,675	JPMorgan Chase Bank N.A.	9/21/16	1,947
USD	132,892	EUR	119,911	JPMorgan Chase Bank N.A.	9/21/16	(970)
USD	35,551	EUR	32,046	JPMorgan Chase Bank N.A.	9/21/16	(223)
USD	89,493	EUR	80,348	JPMorgan Chase Bank N.A.	9/21/16	(202)
USD	367,291	EUR	328,690	JPMorgan Chase Bank N.A.	9/21/16	361
USD	116,577	EUR	104,347	JPMorgan Chase Bank N.A.	9/21/16	91
USD	36,893	EUR	33,237	JPMorgan Chase Bank N.A.	9/21/16	(210)
USD	31,332	EUR	28,299	JPMorgan Chase Bank N.A.	9/21/16	(260)
USD	42,656	EUR	38,680	JPMorgan Chase Bank N.A.	9/21/16	(524)
USD	46,348	EUR	41,410	JPMorgan Chase Bank N.A.	9/21/16	120

USD	47,619	EUR	42,396	JPMorgan Chase Bank N.A.	9/21/16	291
USD	19,817	EUR	17,710	JPMorgan Chase Bank N.A.	9/21/16	47
USD	277,958	EUR	248,955	JPMorgan Chase Bank N.A.	9/21/16	39
USD	33,318	EUR	30,204	UBS AG	9/21/16	(400)
USD	12,540	EUR	11,347	UBS AG	9/30/16	(132)
USD	2,415,977	EUR	2,186,058	UBS AG	9/30/16	(25,424)
USD	663,118	EUR	600,012	UBS AG	9/30/16	(6,978)
USD	572,618	EUR	518,124	UBS AG	9/30/16	(6,026)
USD	29,098	EUR	26,200	UBS AG	9/30/16	(162)
USD	19,320	EUR	17,396	UBS AG	9/30/16	(108)
USD	310	EUR	280	UBS AG	9/30/16	(2)
USD	43,992	EUR	39,427	UBS AG	9/30/16	(40)
USD	33,997	EUR	30,570	UBS AG	9/30/16	(144)
USD	28,186	EUR	25,414	UBS AG	9/30/16	(197)
USD	44,383	EUR	39,959	UBS AG	9/30/16	(243)
USD	29,023	EUR	26,130	UBS AG	9/30/16	(159)
USD	496	EUR	447	UBS AG	9/30/16	(3)
USD	64,388	EUR	57,802	UBS AG	9/30/16	(165)
USD	18,308	EUR	16,509	UBS AG	9/30/16	(129)
USD	25,518	EUR	23,115	UBS AG	9/30/16	(297)
USD	39,193	EUR	35,502	UBS AG	9/30/16	(456)
USD	298	EUR	270	UBS AG	9/30/16	(4)
USD	16,197	EUR	14,695	UBS AG	9/30/16	(214)
USD	882	EUR	787	UBS AG	9/30/16	2
USD	435	EUR	391	UBS AG	9/30/16	(2)
USD	541	EUR	486	UBS AG	9/30/16	(2)
USD	21,089	EUR	18,824	UBS AG	9/30/16	66
USD	16,847	EUR	15,060	UBS AG	9/30/16	28
USD	61,753	EUR	55,202	UBS AG	9/30/16	103
USD	566	EUR	501	UBS AG	9/30/16	7
USD	41,944	EUR	37,173	UBS AG	9/30/16	429
USD	19,875	EUR	17,536	UBS AG	9/30/16	291
USD	23,776	EUR	21,086	UBS AG	9/30/16	228
USD	658	EUR	584	UBS AG	9/30/16	6
USD	316	EUR	284	UBS AG	9/30/16	(1)
USD	20,888	EUR	18,712	UBS AG	9/30/16	(9)
GBP	43,585	USD	57,904	JPMorgan Chase Bank N.A.	9/21/16	(645)
GBP	16,085	USD	21,372	UBS AG	9/21/16	(241)
GBP	42,765	USD	56,254	UBS AG	9/21/16	(73)
GBP	34,955	USD	46,109	UBS AG	9/21/16	(187)
GBP	21,290	USD	28,006	Credit Suisse AG	9/30/16	(29)
GBP	16,907	USD	22,396	Credit Suisse AG	9/30/16	(179)
GBP	38,236	USD	51,096	Credit Suisse AG	9/30/16	(852)
GBP	14,470	USD	18,775	Credit Suisse AG	9/30/16	240
GBP	17,849	USD	23,565	Credit Suisse AG	9/30/16	(111)
USD	52,283	GBP	39,095	JPMorgan Chase Bank N.A.	9/21/16	923
USD	1,605,350	GBP	1,111,146	UBS AG	9/21/16	145,605
USD	68,073	GBP	51,300	UBS AG	9/21/16	679
USD	21,428	GBP	16,143	UBS AG	9/21/16	220
USD	76,238	GBP	57,970	UBS AG	9/21/16	81
USD	43,988	GBP	33,103	UBS AG	9/21/16	499
USD	45,762	GBP	34,932	UBS AG	9/21/16	(129)
USD	90,319	GBP	68,803	UBS AG	9/21/16	(70)

USD	649,528	GBP	503,383	Credit Suisse AG	9/30/16	(11,947)
USD	48,379	GBP	36,724	Credit Suisse AG	9/30/16	122
USD	34,842	GBP	26,241	Credit Suisse AG	9/30/16	359
USD	53,215	GBP	40,323	Credit Suisse AG	9/30/16	229
USD	52,439	GBP	39,886	Credit Suisse AG	9/30/16	26
USD	57,567	GBP	43,771	Credit Suisse AG	9/30/16	50
USD	19,631	GBP	15,050	Credit Suisse AG	9/30/16	(145)
USD	22,925	GBP	17,744	Credit Suisse AG	9/30/16	(391)
USD	62,500	GBP	47,795	Credit Suisse AG	9/30/16	(305)
HUF	16,924,745	USD	60,312	JPMorgan Chase Bank N.A.	9/21/16	657
HUF	16,943,524	USD	61,001	JPMorgan Chase Bank N.A.	9/21/16	36
USD	59,245	HUF	16,398,517	JPMorgan Chase Bank N.A.	9/21/16	172
USD	61,358	HUF	17,469,752	JPMorgan Chase Bank N.A.	9/21/16	(1,575)
IDR	1,172,791,401	USD	88,848	UBS AG	9/21/16	(805)
IDR	398,264,281	USD	30,275	UBS AG	9/21/16	(377)
USD	58,419	ILS	225,173	JPMorgan Chase Bank N.A.	9/21/16	(1,214)
INR	5,909,280	USD	86,380	UBS AG	9/21/16	1,598
JPY	8,077,246	USD	78,972	JPMorgan Chase Bank N.A.	9/21/16	(843)
JPY	8,057,571	USD	76,373	JPMorgan Chase Bank N.A.	9/21/16	1,566
JPY	3,432,542	USD	33,620	JPMorgan Chase Bank N.A.	9/21/16	(417)
JPY	3,343,651	USD	33,093	JPMorgan Chase Bank N.A.	9/21/16	(750)
JPY	3,884,325	USD	38,818	JPMorgan Chase Bank N.A.	9/21/16	(1,246)
JPY	3,177,900	USD	31,110	JPMorgan Chase Bank N.A.	9/21/16	(371)
JPY	4,620,373	USD	44,696	JPMorgan Chase Bank N.A.	9/21/16	(4)
JPY	5,662,380	USD	53,527	Morgan Stanley	9/21/16	1,245
JPY	902,242	USD	8,962	Credit Suisse AG	9/30/16	(230)
JPY	1,369,386	USD	13,438	Credit Suisse AG	9/30/16	(186)
USD	30,831	JPY	3,264,074	Credit Suisse AG	9/21/16	(742)
USD	4,004,365	JPY	434,251,803	JPMorgan Chase Bank N.A.	9/21/16	(196,065)
USD	107,771	JPY	10,948,043	JPMorgan Chase Bank N.A.	9/21/16	1,873
USD	59,246	JPY	6,100,233	JPMorgan Chase Bank N.A.	9/21/16	239
USD	59,409	JPY	6,093,860	JPMorgan Chase Bank N.A.	9/21/16	464
USD	38,317	JPY	3,922,147	JPMorgan Chase Bank N.A.	9/21/16	379
USD	80,960	JPY	8,278,634	JPMorgan Chase Bank N.A.	9/21/16	883
USD	21,665	JPY	2,198,838	JPMorgan Chase Bank N.A.	9/21/16	396
USD	17,845	JPY	1,888,291	JPMorgan Chase Bank N.A.	9/21/16	(420)
USD	28,353	JPY	2,867,104	JPMorgan Chase Bank N.A.	9/21/16	620
USD	25,944	JPY	2,681,234	JPMorgan Chase Bank N.A.	9/21/16	9
USD	250,977	JPY	25,587,094	Credit Suisse AG	9/30/16	3,363
USD	8,859	JPY	906,310	Credit Suisse AG	9/30/16	88
USD	18,344	JPY	1,901,473	Credit Suisse AG	9/30/16	(57)
USD	9,080	JPY	958,223	Credit Suisse AG	9/30/16	(193)
USD	9,726	JPY	1,031,565	Credit Suisse AG	9/30/16	(256)
USD	10,480	JPY	1,072,725	Credit Suisse AG	9/30/16	99
USD	87,674	KRW	102,008,879	UBS AG	9/21/16	(3,730)
USD	29,448	KRW	33,482,076	UBS AG	9/21/16	(554)
MXN	1,375,263	USD	72,930	JPMorgan Chase Bank N.A.	9/21/16	66
MXN	1,132,944	USD	61,368	JPMorgan Chase Bank N.A.	9/21/16	(1,233)
MYR	364,033	USD	89,071	UBS AG	9/21/16	(185)
MYR	358,764	USD	88,814	UBS AG	9/21/16	(1,214)
MYR	484,425	USD	119,789	UBS AG	9/21/16	(1,506)
USD	160,462	MYR	668,964	UBS AG	9/21/16	(2,880)
USD	91,761	MYR	365,181	UBS AG	9/21/16	2,595

USD	1,323,364	NOK	11,034,738	JPMorgan Chase Bank N.A.	9/21/16	(939)
USD	36,226	NOK	301,244	JPMorgan Chase Bank N.A.	9/21/16	73
USD	36,692	NOK	308,487	JPMorgan Chase Bank N.A.	9/21/16	(330)
USD	33,750	NOK	287,610	JPMorgan Chase Bank N.A.	9/21/16	(767)
USD	73,172	NOK	610,175	JPMorgan Chase Bank N.A.	9/21/16	(56)
NZD	85,325	USD	62,032	UBS AG	9/21/16	(169)
USD	100,058	NZD	147,727	UBS AG	9/21/16	(7,047)
USD	87,812	PHP	4,102,564	UBS AG	9/21/16	(135)
USD	32,039	PHP	1,513,666	UBS AG	9/21/16	(410)
PLN	227,731	USD	58,251	JPMorgan Chase Bank N.A.	9/21/16	(6)
PLN	237,698	USD	61,604	JPMorgan Chase Bank N.A.	9/21/16	(810)
USD	113,973	PLN	449,201	JPMorgan Chase Bank N.A.	9/21/16	(914)
USD	60,404	PLN	241,950	JPMorgan Chase Bank N.A.	9/21/16	(1,477)
USD	60,227	PLN	230,263	JPMorgan Chase Bank N.A.	9/21/16	1,335
RUB	1,888,590	USD	28,855	UBS AG	9/21/16	(103)
RUB	1,899,623	USD	29,135	UBS AG	9/21/16	(215)
RUB	1,970,980	USD	30,142	UBS AG	9/21/16	(135)
USD	26,888	RUB	1,819,000	UBS AG	9/21/16	(804)
SEK	761,281	USD	88,780	UBS AG	9/21/16	229
SEK	759,185	USD	89,353	UBS AG	9/21/16	(589)
USD	130,743	SEK	1,083,693	UBS AG	9/21/16	4,038
USD	88,382	SEK	753,472	UBS AG	9/21/16	287
SGD	119,107	USD	87,822	JPMorgan Chase Bank N.A.	9/21/16	(405)
USD	126,531	SGD	174,588	JPMorgan Chase Bank N.A.	9/21/16	(1,606)
THB	3,059,712	USD	86,862	UBS AG	9/21/16	1,498
THB	1,081,415	USD	30,959	UBS AG	9/21/16	270
USD	71,012	THB	2,534,211	UBS AG	9/21/16	(2,172)
USD	118,867	THB	4,169,263	UBS AG	9/21/16	(1,535)
TRY	166,928	USD	57,032	JPMorgan Chase Bank N.A.	9/21/16	(829)
USD	61,459	TRY	183,921	JPMorgan Chase Bank N.A.	9/21/16	(466)
USD	57,369	TRY	173,282	JPMorgan Chase Bank N.A.	9/21/16	(974)
USD	88,662	TWD	2,861,579	UBS AG	9/21/16	(1,566)
USD	30,113	TWD	961,742	UBS AG	9/21/16	(211)
ZAR	878,121	USD	57,619	JPMorgan Chase Bank N.A.	9/21/16	1,886
ZAR	802,533	USD	55,404	JPMorgan Chase Bank N.A.	9/21/16	(1,021)
USD	91,545	ZAR	1,428,195	JPMorgan Chase Bank N.A.	9/21/16	(5,237)
USD	60,169	ZAR	890,532	JPMorgan Chase Bank N.A.	9/21/16	(178)
						(102,577)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
33	Euro-Schatz	September 2016	4,123,072	5,535
22	U.S. Treasury 2-Year Notes	December 2016	4,802,875	3,079
29	U.S. Treasury 5-Year Notes	December 2016	3,516,250	4,388
11	U.S. Treasury 10-Year Ultra Notes	December 2016	1,588,125	3,787
			14,030,322	16,789
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
11	Euro-Bobl	September 2016	1,639,143	(12,522)
8	U.S. Treasury Ultra Bonds	December 2016	1,499,750	(2,249)
			3,138,893	(14,771)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	316,800	Sell	5.00	12/20/20	3.70	25,237	18,831
CDX North America High Yield 26 Index	1,305,000	Sell	5.00	6/20/21	3.93	50,075	71,297
						75,312	90,128

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $28,736,184, which represented 2.9% of total net assets.

(3)	Security is in default.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $103,534.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	566,819,705	225,568,522	—
Corporate Bonds	—	75,637,912	—
U.S. Treasury Securities	—	51,688,227	—
U.S. Government Agency Mortgage-Backed Securities	—	15,790,844	—
Sovereign Governments and Agencies	—	14,247,239	—
Collateralized Mortgage Obligations	—	5,568,311	—
Exchange-Traded Funds	4,388,430	—	—
Commercial Mortgage-Backed Securities	—	4,247,302	—
Asset-Backed Securities	—	3,546,420	—
Municipal Securities	—	2,157,324	—
U.S. Government Agency Securities	—	1,586,890	—
Commercial Paper	—	300,042	—
Temporary Cash Investments	19,528,961	175,001	—
	590,737,096	400,514,034	—
Other Financial Instruments
Futures Contracts	11,254	5,535	—
Swap Agreements	—	90,128	—
Forward Foreign Currency Exchange Contracts	—	231,397	—
	11,254	327,060	—

Liabilities
Other Financial Instruments
Futures Contracts	2,249	12,522	—
Forward Foreign Currency Exchange Contracts	—	333,974	—
	2,249	346,496	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$860,404,738
Gross tax appreciation of investments	$148,680,676
Gross tax depreciation of investments	(17,834,284)
Net tax appreciation (depreciation) of investments	$130,846,392

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
August 31, 2016

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 46.5%
Aerospace and Defense — 0.7%
Boeing Co. (The)	9,698	1,255,406
Hexcel Corp.	471	21,124
Huntington Ingalls Industries, Inc.	1,760	290,699
Lockheed Martin Corp.	2,321	563,933
Mercury Systems, Inc.(1)	810	18,371
Saab AB, B Shares	474	16,146
Safran SA	1,028	71,874
Textron, Inc.	17,389	710,341
Thales SA	3,630	314,331
United Technologies Corp.	8,440	898,269
		4,160,494
Air Freight and Logistics†
Royal Mail plc	19,941	134,593
XPO Logistics, Inc.(1)	1,216	43,533
		178,126
Airlines — 0.3%
Alaska Air Group, Inc.	1,602	108,183
Delta Air Lines, Inc.	11,518	423,287
Deutsche Lufthansa AG	1,511	17,604
Hawaiian Holdings, Inc.(1)	2,285	107,349
Japan Airlines Co. Ltd.	5,400	164,247
JetBlue Airways Corp.(1)	16,403	261,628
Ryanair Holdings plc ADR	3,434	249,343
Spirit Airlines, Inc.(1)	2,711	108,413
United Continental Holdings, Inc.(1)	7,861	396,273
		1,836,327
Auto Components — 0.5%
BorgWarner, Inc.	7,210	247,952
Bridgestone Corp.	6,900	237,080
Calsonic Kansei Corp.	3,000	23,573
Continental AG	213	44,643
Cooper Tire & Rubber Co.	624	21,210
Cooper-Standard Holding, Inc.(1)	154	15,254
Delphi Automotive plc	12,099	854,915
Drew Industries, Inc.	708	72,110
Goodyear Tire & Rubber Co. (The)	14,116	414,305
Koito Manufacturing Co. Ltd.	900	42,841
Lear Corp.	4,136	480,975
Plastic Omnium SA	1,119	35,704
Tenneco, Inc.(1)	910	50,805
Toyota Boshoku Corp.	3,200	73,146
TS Tech Co. Ltd.	2,300	53,374
Valeo SA	7,046	364,600
Visteon Corp.	25	1,768
		3,034,255
Automobiles — 0.4%
Daimler AG	383	26,522

Fiat Chrysler Automobiles NV	4,513	31,186
Ford Motor Co.	37,535	472,941
Fuji Heavy Industries Ltd.	3,800	150,509
Honda Motor Co. Ltd.	7,000	214,468
Honda Motor Co. Ltd. ADR	9,168	282,466
Isuzu Motors Ltd.	5,700	65,586
Mazda Motor Corp.	1,800	29,671
Peugeot SA(1)	11,601	171,136
Thor Industries, Inc.	1,974	160,190
Toyota Motor Corp.	6,700	403,949
		2,008,624
Banks — 2.8%
Australia & New Zealand Banking Group Ltd.	16,987	343,421
Banco Bilbao Vizcaya Argentaria SA	5,300	32,977
Banco Santander SA	58,829	263,796
Bank of America Corp.	55,950	903,033
Bank of Hawaii Corp.	3,390	244,216
Bank of the Ozarks, Inc.	1,979	77,537
BankUnited, Inc.	7,297	234,599
BB&T Corp.	28,509	1,097,596
BNP Paribas SA	5,363	272,816
BOC Hong Kong Holdings Ltd.	51,500	180,241
Boston Private Financial Holdings, Inc.	2,752	35,446
Capital Bank Financial Corp., Class A	2,428	76,021
Cathay General Bancorp	1,152	36,196
Citigroup, Inc.	18,713	893,359
Comerica, Inc.	4,527	214,082
Commerce Bancshares, Inc.	7,181	363,933
CVB Financial Corp.	651	11,581
Eagle Bancorp, Inc.(1)	150	7,764
Erste Group Bank AG	7,950	223,336
FCB Financial Holdings, Inc., Class A(1)	1,790	68,557
First Financial Bankshares, Inc.	989	36,217
First Hawaiian, Inc.(1)	1,300	34,554
Franklin Financial Network, Inc.(1)	198	6,881
Hang Seng Bank Ltd.	11,100	194,741
Home BancShares, Inc.	137	3,206
HSBC Holdings plc	59,217	438,804
ING Groep NV	28,317	354,397
JPMorgan Chase & Co.	24,059	1,623,982
KBC Group NV(1)	11,044	653,771
KeyCorp	22,680	284,861
LegacyTexas Financial Group, Inc.	1,581	47,952
Lloyds Banking Group plc	202,519	157,834
M&T Bank Corp.	2,836	335,584
Mitsubishi UFJ Financial Group, Inc.	24,400	133,031
Mizuho Financial Group, Inc.	26,900	46,720
PacWest Bancorp	838	36,294
PNC Financial Services Group, Inc. (The)	13,213	1,190,491
Prosperity Bancshares, Inc.	590	32,727
Raiffeisen Bank International AG(1)	3,164	44,963
Societe Generale SA	5,866	213,604
Southside Bancshares, Inc.	916	30,091

Sumitomo Mitsui Financial Group, Inc.	6,700	234,482
SunTrust Banks, Inc.	5,469	241,019
SVB Financial Group(1)	1,116	123,943
Texas Capital Bancshares, Inc.(1)	970	50,944
U.S. Bancorp	20,210	892,271
UMB Financial Corp.	5,239	318,531
United Overseas Bank Ltd.	1,400	18,506
Wells Fargo & Co.	32,159	1,633,677
Westamerica Bancorporation	6,429	326,850
Westpac Banking Corp.	14,249	315,482
		15,636,917
Beverages — 0.7%
Anheuser-Busch InBev SA/NV	1,968	243,778
Coca-Cola Amatil Ltd.	16,170	118,852
Coca-Cola Bottling Co. Consolidated	226	33,968
Coca-Cola Co. (The)	2,124	92,245
Constellation Brands, Inc., Class A	1,704	279,541
Dr Pepper Snapple Group, Inc.	752	70,462
MGP Ingredients, Inc.	549	21,927
Monster Beverage Corp.(1)	601	92,488
PepsiCo, Inc.	22,722	2,425,574
Pernod Ricard SA	1,260	144,623
Remy Cointreau SA	691	60,298
Treasury Wine Estates Ltd.	20,253	170,933
		3,754,689
Biotechnology — 1.4%
AbbVie, Inc.	18,321	1,174,376
Acceleron Pharma, Inc.(1)	219	6,572
Achillion Pharmaceuticals, Inc.(1)	1,116	9,218
Aimmune Therapeutics, Inc.(1)	529	7,813
Alder Biopharmaceuticals, Inc.(1)	454	14,968
Alexion Pharmaceuticals, Inc.(1)	195	24,543
Alkermes plc(1)	1,040	45,521
Amgen, Inc.	10,510	1,787,331
Biogen, Inc.(1)	4,043	1,235,662
BioMarin Pharmaceutical, Inc.(1)	1,405	131,915
Celgene Corp.(1)	1,221	130,329
Cepheid(1)	315	10,811
Dynavax Technologies Corp.(1)	476	7,454
Eagle Pharmaceuticals, Inc.(1)	177	10,576
Exact Sciences Corp.(1)	429	7,924
Exelixis, Inc.(1)	1,472	16,413
FibroGen, Inc.(1)	506	8,759
Galapagos NV(1)	863	46,765
Genmab A/S(1)	651	104,013
Gilead Sciences, Inc.	13,945	1,093,009
Grifols SA	11,680	247,410
Halozyme Therapeutics, Inc.(1)	1,073	10,515
Incyte Corp.(1)	4,247	344,432
Innate Pharma SA(1)	605	6,958
Kite Pharma, Inc.(1)	274	15,788
Ligand Pharmaceuticals, Inc., Class B(1)	99	10,228
Myriad Genetics, Inc.(1)	139	2,830

Neurocrine Biosciences, Inc.(1)	2,371	114,899
Novavax, Inc.(1)	1,761	12,045
Ophthotech Corp.(1)	204	10,773
Portola Pharmaceuticals, Inc.(1)	202	4,113
Prothena Corp. plc(1)	288	14,394
Puma Biotechnology, Inc.(1)	593	35,076
Radius Health, Inc.(1)	314	17,220
Regeneron Pharmaceuticals, Inc.(1)	647	253,980
Sage Therapeutics, Inc.(1)	200	7,434
Sarepta Therapeutics, Inc.(1)	178	4,640
Shire plc	9,230	577,051
Spark Therapeutics, Inc.(1)	231	13,070
TESARO, Inc.(1)	155	13,127
Ultragenyx Pharmaceutical, Inc.(1)	245	16,150
United Therapeutics Corp.(1)	503	61,507
Vertex Pharmaceuticals, Inc.(1)	1,164	110,010
		7,777,622
Building Products — 0.3%
AO Smith Corp.	352	33,961
Apogee Enterprises, Inc.	1,185	57,354
Continental Building Products, Inc.(1)	919	20,411
CSW Industrials, Inc.(1)	1,314	42,416
Daikin Industries Ltd.	2,500	231,697
dorma+kaba Holding AG	66	51,804
Fortune Brands Home & Security, Inc.	2,435	154,769
Geberit AG	80	34,894
Lennox International, Inc.	865	139,326
Masonite International Corp.(1)	939	62,659
NCI Building Systems, Inc.(1)	538	8,145
Owens Corning	9,339	512,898
PGT, Inc.(1)	3,776	44,972
Trex Co., Inc.(1)	359	22,236
USG Corp.(1)	5,495	150,728
		1,568,270
Capital Markets — 1.7%
Aberdeen Asset Management plc	61,910	260,639
Affiliated Managers Group, Inc.(1)	2,047	290,776
Ameriprise Financial, Inc.	8,805	890,009
Ares Management LP	1,876	34,293
Bank of New York Mellon Corp. (The)	16,290	678,804
Bats Global Markets, Inc.(1)	1,264	30,968
BlackRock, Inc.	1,140	425,003
Charles Schwab Corp. (The)	9,252	291,068
Daiwa Securities Group, Inc.	15,000	87,624
Deutsche Boerse AG(1)	3,010	257,185
Eaton Vance Corp.	9,847	394,176
Evercore Partners, Inc., Class A	1,733	88,799
Federated Investors, Inc., Class B	138	4,457
Franklin Resources, Inc.	2,513	91,725
Goldman Sachs Group, Inc. (The)	2,950	499,907
Ichigo, Inc.	14,000	56,966
Invesco Ltd.	31,506	982,672
Investec plc	33,134	196,143

Julius Baer Group Ltd.	7,660	321,104
London Stock Exchange Group plc	9,160	331,384
Man Group plc	56,780	81,047
Nasdaq, Inc.	4,559	324,646
Northern Trust Corp.	15,065	1,063,438
Partners Group Holding AG	150	68,782
S&P Global, Inc.	2,755	340,353
SBI Holdings, Inc.	6,200	73,586
SEI Investments Co.	4,018	185,230
State Street Corp.	5,945	417,577
T. Rowe Price Group, Inc.	3,458	240,469
TD Ameritrade Holding Corp.	7,384	242,675
		9,251,505
Chemicals — 1.1%
Air Products & Chemicals, Inc.	4,516	702,780
Arkema SA	3,110	277,628
Axalta Coating Systems Ltd.(1)	6,297	180,220
BASF SE	2,008	163,283
Cabot Corp.	8,495	423,561
Chase Corp.	173	11,136
Covestro AG	650	33,845
Dow Chemical Co. (The)	27,543	1,477,406
Evonik Industries AG	1,200	40,337
H.B. Fuller Co.	197	9,354
Hitachi Chemical Co. Ltd.	3,100	66,815
Ingevity Corp.(1)	2,080	92,310
Innophos Holdings, Inc.	619	26,134
Innospec, Inc.	969	57,442
Koninklijke DSM NV	5,120	356,887
Lenzing AG	680	80,553
LyondellBasell Industries NV, Class A	2,760	217,736
Minerals Technologies, Inc.	917	64,713
Mitsubishi Chemical Holdings Corp.	10,400	65,618
Mitsui Chemicals, Inc.	9,000	43,058
Monsanto Co.	86	9,159
PPG Industries, Inc.	6,285	665,456
RPM International, Inc.	579	31,573
Scotts Miracle-Gro Co. (The), Class A	1,152	95,386
Sensient Technologies Corp.	652	47,746
Sherwin-Williams Co. (The)	1,692	480,037
Symrise AG	3,308	243,571
Trinseo SA	380	21,987
W.R. Grace & Co.	258	20,158
		6,005,889
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	771	29,629
Brink's Co. (The)	994	36,281
Clean Harbors, Inc.(1)	3,892	186,038
Deluxe Corp.	131	8,930
Downer EDI Ltd.	9,467	34,863
InnerWorkings, Inc.(1)	3,211	28,482
Intrum Justitia AB	1,433	45,247
KAR Auction Services, Inc.	4,374	184,933

Loomis AB, B Shares	908	25,986
Multi-Color Corp.	944	63,087
Rentokil Initial plc	13,880	38,986
Republic Services, Inc.	8,667	437,857
Sohgo Security Services Co. Ltd.	3,100	154,903
Tyco International plc	41,172	1,798,393
		3,073,615
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	328	26,135
Ciena Corp.(1)	3,708	79,537
Cisco Systems, Inc.	70,858	2,227,776
NetScout Systems, Inc.(1)	1,861	55,048
		2,388,496
Construction and Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA	4,834	136,986
Chiyoda Corp.	5,000	40,400
CIMIC Group Ltd.	7,760	172,686
Eiffage SA	402	31,479
Kyudenko Corp.	1,300	41,086
Peab AB	7,049	58,916
Skanska AB, B Shares	7,009	153,679
Valmont Industries, Inc.	224	29,225
Vinci SA	5,140	389,815
		1,054,272
Construction Materials — 0.2%
Buzzi Unicem SpA	2,780	59,104
CRH plc	12,920	437,393
Headwaters, Inc.(1)	1,968	35,680
HeidelbergCement AG	4,900	455,129
Summit Materials, Inc., Class A(1)	1,544	30,478
Vulcan Materials Co.	1,586	180,598
		1,198,382
Consumer Finance — 0.3%
American Express Co.	12,519	820,996
Discover Financial Services	7,667	460,020
Synchrony Financial	8,059	224,282
		1,505,298
Containers and Packaging — 0.4%
Amcor Ltd.	23,980	288,355
Avery Dennison Corp.	1,216	94,167
Ball Corp.	4,491	355,642
Bemis Co., Inc.	1,792	94,259
Berry Plastics Group, Inc.(1)	975	44,255
CCL Industries, Inc., Class B	280	53,431
Graphic Packaging Holding Co.	5,278	75,687
Multi Packaging Solutions International Ltd.(1)	5,677	79,592
RPC Group plc	6,611	75,440
Sonoco Products Co.	4,861	250,536
WestRock Co.	15,229	729,469
		2,140,833
Distributors — 0.1%
Bapcor Ltd.	10,280	46,433

LKQ Corp.(1)	8,697	313,875
		360,308
Diversified Consumer Services†
AcadeMedia AB(1)	6,484	49,800
Bright Horizons Family Solutions, Inc.(1)	657	44,781
Chegg, Inc.(1)	3,765	25,339
Nord Anglia Education, Inc.(1)	1,099	23,277
		143,197
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	2,407	362,229
Compass Diversified Holdings	2,367	40,831
Eurazeo SA	246	14,925
ORIX Corp.	38,100	547,758
		965,743
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	32,953	1,347,119
Cellnex Telecom SA	12,246	213,776
CenturyLink, Inc.	6,656	185,037
HKT Trust & HKT Ltd.	33,000	45,517
Level 3 Communications, Inc.(1)	1,379	68,440
Nippon Telegraph & Telephone Corp.	6,800	298,775
Orange SA	13,309	203,235
PCCW Ltd.	46,000	29,174
SBA Communications Corp., Class A(1)	2,211	252,386
Telefonica SA	10,874	109,528
Telstra Corp. Ltd.	24,984	98,766
Verizon Communications, Inc.	7,275	380,701
Vocus Communications Ltd.	3,271	18,904
		3,251,358
Electric Utilities — 0.6%
ALLETE, Inc.	505	29,946
Edison International	14,370	1,044,986
El Paso Electric Co.	265	12,108
Endesa SA	7,355	149,808
Enel SpA	58,650	258,937
Eversource Energy	2,872	155,002
PG&E Corp.	8,662	536,524
Portland General Electric Co.	77	3,242
PPL Corp.	6,210	215,984
Xcel Energy, Inc.	22,958	949,543
		3,356,080
Electrical Equipment — 0.4%
Acuity Brands, Inc.	324	89,139
AMETEK, Inc.	3,698	180,278
Eaton Corp. plc	3,684	245,133
Emerson Electric Co.	4,011	211,299
Gamesa Corp. Tecnologica SA	2,109	48,402
Hubbell, Inc.	2,976	322,331
Legrand SA	4,980	298,356
Nexans SA(1)	1,229	66,049
Prysmian SpA	3,394	83,743
Rockwell Automation, Inc.	5,273	611,299

Vestas Wind Systems A/S	2,838	235,440
		2,391,469
Electronic Equipment, Instruments and Components — 0.5%
Alps Electric Co. Ltd.	1,900	42,842
Belden, Inc.	654	48,782
CDW Corp.	7,387	329,830
Dolby Laboratories, Inc., Class A	525	25,693
Fabrinet(1)	380	14,752
Hexagon AB, B Shares	9,550	388,888
Ingram Micro, Inc., Class A	598	20,906
IPG Photonics Corp.(1)	225	19,570
Keyence Corp.	300	210,303
Keysight Technologies, Inc.(1)	12,070	367,290
Orbotech Ltd.(1)	596	17,034
OSI Systems, Inc.(1)	747	50,094
TE Connectivity Ltd.	14,632	930,156
Tongda Group Holdings Ltd.	230,000	48,031
Trimble Navigation Ltd.(1)	4,701	128,807
TTM Technologies, Inc.(1)	2,558	27,447
VeriFone Systems, Inc.(1)	3,572	70,940
		2,741,365
Energy Equipment and Services — 0.7%
Atwood Oceanics, Inc.	5,716	45,156
Dril-Quip, Inc.(1)	1,117	62,072
FMC Technologies, Inc.(1)	18,463	520,657
Forum Energy Technologies, Inc.(1)	952	16,727
Frank's International NV	14,338	164,744
Halliburton Co.	23,842	1,025,444
Helmerich & Payne, Inc.	773	46,736
Matrix Service Co.(1)	1,229	22,724
National Oilwell Varco, Inc.	5,097	170,953
Petrofac Ltd.	7,175	78,343
Rowan Cos. plc	11,212	139,701
Schlumberger Ltd.	17,440	1,377,760
Secure Energy Services, Inc.	5,880	39,322
Subsea 7 SA(1)	14,053	152,795
Transocean Ltd.	1,210	11,700
US Silica Holdings, Inc.	573	22,490
		3,897,324
Equity Real Estate Investment Trusts (REITs) — 2.5%
Acadia Realty Trust	4,704	173,766
Activia Properties, Inc.	19	96,960
Advance Residence Investment Corp.	50	133,378
Alexandria Real Estate Equities, Inc.	2,294	252,546
American Campus Communities, Inc.	3,331	166,916
American Tower Corp.	5,099	578,125
Apartment Investment & Management Co., Class A	7,778	351,410
Armada Hoffler Properties, Inc.	1,678	23,123
AvalonBay Communities, Inc.	1,480	259,015
Big Yellow Group plc	8,120	80,664
Boston Properties, Inc.	1,440	201,787
Brixmor Property Group, Inc.	8,270	236,191
Camden Property Trust	1,347	118,226

CapitaLand Mall Trust	58,600	92,903
CareTrust REIT, Inc.	1,423	21,146
CBL & Associates Properties, Inc.	1,015	14,484
Chatham Lodging Trust	780	16,169
Colony Starwood Homes	6,873	213,063
Community Healthcare Trust, Inc.	477	10,957
Corrections Corp. of America	7,553	120,319
Crown Castle International Corp.	1,697	160,825
CubeSmart	6,179	170,108
CyrusOne, Inc.	239	12,151
Dexus Property Group	25,620	187,156
DiamondRock Hospitality Co.	1,089	11,533
Duke Realty Corp.	10,048	282,550
Easterly Government Properties, Inc.	532	10,369
Empire State Realty Trust, Inc.	14,077	302,233
EPR Properties	119	9,320
Equinix, Inc.	1,039	383,027
First Industrial Realty Trust, Inc.	403	11,594
General Growth Properties, Inc.	5,792	168,779
GLP J-REIT	69	85,629
Goodman Group	28,545	162,828
Great Portland Estates plc	7,052	62,739
H&R Real Estate Investment Trust	3,417	60,763
HCP, Inc.	10,204	401,323
Host Hotels & Resorts, Inc.	46,611	830,608
Hulic Reit, Inc.	77	135,744
Hyprop Investments Ltd.	8,638	75,534
Japan Hotel REIT Investment Corp.	61	52,413
Japan Prime Realty Investment Corp.	7	30,952
Kite Realty Group Trust	1,795	51,840
Klepierre	1,899	88,987
Lamar Advertising Co., Class A	4,848	302,176
Land Securities Group plc	9,192	132,051
Lexington Realty Trust	2,588	27,925
Link REIT	49,500	359,882
Mack-Cali Realty Corp.	8,688	241,179
Mapletree Commercial Trust	39,288	44,985
Mapletree Industrial Trust	75,500	98,638
Medical Properties Trust, Inc.	1,319	20,141
MGM Growth Properties LLC, Class A	8,305	209,452
Mirvac Group	48,611	84,758
Mori Hills REIT Investment Corp.	90	136,133
National Health Investors, Inc.	468	37,571
Nippon Building Fund, Inc.	8	48,944
Nippon Prologis REIT, Inc.	13	31,198
Outfront Media, Inc.	1,237	27,610
Physicians Realty Trust	4,780	102,340
Piedmont Office Realty Trust, Inc., Class A	16,205	350,190
Prologis, Inc.	6,542	347,446
PS Business Parks, Inc.	176	19,497
QTS Realty Trust, Inc., Class A	660	35,765
Retail Properties of America, Inc.	7,401	125,817
Rexford Industrial Realty, Inc.	90	2,010

RioCan Real Estate Investment Trust	3,145	66,046
RLJ Lodging Trust	572	13,350
Ryman Hospitality Properties, Inc.	3,105	167,546
Sabra Health Care REIT, Inc.	1,223	31,162
Safestore Holdings plc	14,580	71,280
Scentre Group	59,368	221,752
Segro plc	23,642	140,698
Simon Property Group, Inc.	4,546	979,527
SL Green Realty Corp.	1,782	209,777
STORE Capital Corp.	5,103	151,202
Summit Hotel Properties, Inc.	1,675	23,952
Sun Communities, Inc.	396	30,302
Sunstone Hotel Investors, Inc.	10,020	139,178
Unibail-Rodamco SE	993	272,480
Urban Edge Properties	2,852	81,738
Urstadt Biddle Properties, Inc., Class A	878	19,939
Ventas, Inc.	1,585	115,182
VEREIT, Inc.	14,925	155,966
Vornado Realty Trust	3,428	354,147
Washington Real Estate Investment Trust	171	5,558
Welltower, Inc.	3,154	242,069
Westfield Corp.	5,738	44,073
Weyerhaeuser Co.	19,607	624,483
WP Carey, Inc.	2,521	168,025
		14,025,293
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	1,316	213,310
CVS Health Corp.	7,329	684,529
Distribuidora Internacional de Alimentacion SA	5,380	32,856
Jeronimo Martins SGPS SA	21,300	343,675
Koninklijke Ahold Delhaize NV	4,996	119,620
Kroger Co. (The)	11,964	382,728
METRO AG	5,629	167,018
Seven & i Holdings Co. Ltd.	9,300	391,991
Sundrug Co. Ltd.	600	43,493
Sysco Corp.	8,403	435,780
Wal-Mart Stores, Inc.	14,833	1,059,670
Walgreens Boots Alliance, Inc.	919	74,172
		3,948,842
Food Products — 1.3%
a2 Milk Co. Ltd.(1)	25,010	34,679
AdvancePierre Foods Holdings, Inc.	1,367	34,599
Amplify Snack Brands, Inc.(1)	1,449	24,532
B&G Foods, Inc.	684	32,476
Bellamy's Australia Ltd.	3,865	38,343
Blue Buffalo Pet Products, Inc.(1)	3,938	101,522
Calbee, Inc.	8,300	301,227
Campbell Soup Co.	4,327	262,735
Chocoladefabriken Lindt & Spruengli AG	10	57,902
ConAgra Foods, Inc.	10,109	471,180
Danone SA	3,310	251,472
Dean Foods Co.	7,458	128,352
Ezaki Glico Co. Ltd.	700	35,046

Fresh Del Monte Produce, Inc.	31	1,803
General Mills, Inc.	10,508	744,177
Hershey Co. (The)	3,275	327,140
Hormel Foods Corp.	20,066	767,725
Ingredion, Inc.	1,910	261,594
Inventure Foods, Inc.(1)	1,392	13,488
J.M. Smucker Co. (The)	1,887	267,558
Kellogg Co.	7,351	604,326
Kerry Group plc, A Shares	3,590	305,060
Maple Leaf Foods, Inc.	2,110	46,869
Marine Harvest ASA	2,968	45,877
Mead Johnson Nutrition Co.	3,826	325,478
Mondelez International, Inc., Class A	16,426	739,499
Nestle SA	994	79,132
Pilgrim's Pride Corp.	1,177	27,165
Premium Brands Holdings Corp.	550	26,095
TreeHouse Foods, Inc.(1)	1,899	179,892
Tyson Foods, Inc., Class A	7,617	575,617
WH Group Ltd.	131,000	103,009
		7,215,569
Gas Utilities — 0.2%
Atmos Energy Corp.	3,225	237,682
ONE Gas, Inc.	2,750	168,382
Osaka Gas Co. Ltd.	30,000	118,098
Rubis SCA	594	48,501
Southwest Gas Corp.	3,522	245,906
Spire, Inc.	4,534	293,350
		1,111,919
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	19,672	826,617
Ambu A/S, B Shares	601	29,906
Asahi Intecc Co. Ltd.	200	8,892
Baxter International, Inc.	20,647	964,834
Becton Dickinson and Co.	3,820	676,942
BioMerieux	340	51,711
Boston Scientific Corp.(1)	3,501	83,394
C.R. Bard, Inc.	3,506	774,265
Cooper Cos., Inc. (The)	881	163,796
Danaher Corp.	6,512	530,142
DexCom, Inc.(1)	1,009	91,910
Edwards Lifesciences Corp.(1)	4,510	519,372
Endologix, Inc.(1)	1,057	12,853
Essilor International SA	3,144	399,269
Haemonetics Corp.(1)	203	7,544
Hologic, Inc.(1)	3,727	143,191
ICU Medical, Inc.(1)	146	18,216
Intuitive Surgical, Inc.(1)	312	214,163
Medtronic plc	18,380	1,599,611
Merit Medical Systems, Inc.(1)	1,635	39,632
Nevro Corp.(1)	1,279	120,776
NuVasive, Inc.(1)	2,989	195,690
ResMed, Inc.	1,633	108,905
St. Jude Medical, Inc.	850	66,232

STERIS plc	3,401	240,383
Sysmex Corp.	2,000	128,933
Teleflex, Inc.	1,587	290,564
Utah Medical Products, Inc.	343	21,612
West Pharmaceutical Services, Inc.	1,713	140,175
Zimmer Biomet Holdings, Inc.	10,038	1,301,025
		9,770,555
Health Care Providers and Services — 0.9%
Adeptus Health, Inc., Class A(1)	832	35,410
American Renal Associates Holdings, Inc.(1)	1,429	30,338
AmerisourceBergen Corp.	3,250	282,653
AMN Healthcare Services, Inc.(1)	1,021	36,991
Amplifon SpA	4,765	50,095
Anthem, Inc.	3,280	410,262
Cardinal Health, Inc.	5,138	409,344
Chartwell Retirement Residences	12,650	148,841
Envision Healthcare Holdings, Inc.(1)	900	19,314
Express Scripts Holding Co.(1)	8,238	598,903
Fresenius Medical Care AG & Co. KGaA	4,590	406,214
HCA Holdings, Inc.(1)	5,070	383,038
HealthEquity, Inc.(1)	1,304	42,458
Laboratory Corp. of America Holdings(1)	3,542	485,006
LifePoint Health, Inc.(1)	10,388	587,961
Miraca Holdings, Inc.	600	28,444
Owens & Minor, Inc.	497	17,082
PharMerica Corp.(1)	2,239	56,557
Providence Service Corp. (The)(1)	949	44,726
Quest Diagnostics, Inc.	4,911	406,729
UDG Healthcare plc	3,480	27,990
UnitedHealth Group, Inc.	311	42,312
Universal Health Services, Inc., Class B	1,394	168,019
VCA, Inc.(1)	6,336	448,652
		5,167,339
Health Care Technology — 0.1%
Cerner Corp.(1)	5,032	324,765
CompuGroup Medical SE	1,023	43,482
Cotiviti Holdings, Inc.(1)	1,247	41,450
Evolent Health, Inc.(1)	708	17,608
Medidata Solutions, Inc.(1)	1,004	54,317
RaySearch Laboratories AB	3,395	61,669
Vocera Communications, Inc.(1)	1,298	21,157
		564,448
Hotels, Restaurants and Leisure — 0.8%
Bloomin' Brands, Inc.	5,525	107,959
Brinker International, Inc.	496	26,640
Carnival Corp.	24,085	1,151,263
Carnival plc	3,160	151,625
Cedar Fair LP	565	32,883
Chipotle Mexican Grill, Inc.(1)	222	91,848
Churchill Downs, Inc.	426	63,636
ClubCorp Holdings, Inc.	4,825	69,239
Compass Group plc	13,860	262,448
Darden Restaurants, Inc.	7,965	490,963

Dave & Buster's Entertainment, Inc.(1)	250	11,613
Domino's Pizza Group plc	79,470	374,429
Hilton Worldwide Holdings, Inc.	13,353	318,736
Jack in the Box, Inc.	217	21,583
Las Vegas Sands Corp.	3,068	154,044
Madison Square Garden Co. (The)(1)	99	17,884
Marriott International, Inc., Class A	3,640	259,641
McDonald's Corp.	2,493	288,340
MGM Resorts International(1)	7,942	189,734
Panera Bread Co., Class A(1)	583	126,598
Papa John's International, Inc.	1,779	133,123
Peak Resorts, Inc.	1,170	5,628
Red Robin Gourmet Burgers, Inc.(1)	874	43,927
Sands China Ltd.	55,200	217,027
Star Entertainment Grp Ltd. (The)	7,635	33,855
Starbucks Corp.	141	7,928
Texas Roadhouse, Inc.	605	26,783
Wynn Macau Ltd.	19,600	27,287
		4,706,664
Household Durables — 0.3%
Cavco Industries, Inc.(1)	228	23,842
Century Communities, Inc.(1)	818	16,106
De' Longhi SpA	961	23,829
Installed Building Products, Inc.(1)	745	24,868
iRobot Corp.(1)	499	19,890
Man Wah Holdings Ltd.	32,000	21,739
Newell Brands, Inc.	9,796	519,972
Panasonic Corp.	7,200	73,834
Persimmon plc	2,064	49,437
PulteGroup, Inc.	12,388	264,732
SEB SA	190	25,284
Sleep Country Canada Holdings, Inc.	630	14,969
SodaStream International Ltd.(1)	652	18,497
Techtronic Industries Co. Ltd.	7,500	30,406
Tupperware Brands Corp.	27	1,769
Universal Electronics, Inc.(1)	338	25,022
Whirlpool Corp.	1,894	338,344
		1,492,540
Household Products — 0.8%
Church & Dwight Co., Inc.	1,597	158,774
Kimberly-Clark Corp.	4,907	628,390
Procter & Gamble Co. (The)	32,296	2,819,764
Reckitt Benckiser Group plc	6,130	591,968
Spectrum Brands Holdings, Inc.	812	108,970
		4,307,866
Independent Power and Renewable Electricity Producers†
eRex Co. Ltd.	900	22,799
Industrial Conglomerates — 0.6%
3M Co.	7,901	1,416,175
Carlisle Cos., Inc.	4,725	495,464
DCC plc	856	77,897
General Electric Co.	13,099	409,213
Honeywell International, Inc.	2,369	276,486

Koninklijke Philips NV	17,121	497,302
Raven Industries, Inc.	852	20,908
Siemens AG	770	91,945
		3,285,390
Insurance — 1.7%
Admiral Group plc	9,630	259,235
Aflac, Inc.	6,271	465,183
AIA Group Ltd.	87,000	550,090
Allianz SE	2,871	427,688
Allied World Assurance Co. Holdings AG	2,543	103,144
Allstate Corp. (The)	7,635	526,510
American International Group, Inc.	9,870	590,522
AmTrust Financial Services, Inc.	1,082	28,662
Anicom Holdings, Inc.	1,500	34,099
Aon plc	612	68,146
Atlas Financial Holdings, Inc.(1)	873	15,304
Aviva plc	60,620	341,020
AXA SA	13,946	292,765
Brown & Brown, Inc.	7,355	275,592
Chubb Ltd.	10,615	1,347,362
CNP Assurances	2,160	34,767
Direct Line Insurance Group plc	7,943	38,488
Endurance Specialty Holdings Ltd.	931	61,306
Everest Re Group Ltd.	319	61,688
First American Financial Corp.	671	28,913
Hannover Rueck SE	2,051	209,561
Hanover Insurance Group, Inc. (The)	3,471	271,432
Hiscox Ltd.	16,514	226,395
Infinity Property & Casualty Corp.	292	24,604
James River Group Holdings Ltd.	157	5,737
Kinsale Capital Group, Inc.(1)	532	11,066
Legal & General Group plc	61,025	168,524
MetLife, Inc.	17,060	740,404
MS&AD Insurance Group Holdings, Inc.	2,100	59,926
Muenchener Rueckversicherungs-Gesellschaft AG	332	60,012
NN Group NV	1,558	46,358
Old Mutual plc	11,749	29,946
Primerica, Inc.	1,690	96,212
ProAssurance Corp.	3,660	201,373
Reinsurance Group of America, Inc.	4,570	490,452
RenaissanceRe Holdings Ltd.	105	12,569
SCOR SE	2,140	62,959
St. James's Place plc	19,605	252,809
Swiss Re AG	3,304	278,819
Torchmark Corp.	2,136	138,156
Unum Group	14,161	504,273
Validus Holdings Ltd.	2,052	104,221
Zurich Insurance Group AG	266	67,991
		9,614,283
Internet and Direct Marketing Retail — 0.8%
Amazon.com, Inc.(1)	3,459	2,660,524
ASOS plc(1)	6,196	368,573
Expedia, Inc.	3,768	411,164

Shutterfly, Inc.(1)	1,031	51,777
Start Today Co. Ltd.	3,400	157,899
TripAdvisor, Inc.(1)	3,507	213,927
Zalando SE(1)	10,602	405,455
		4,269,319
Internet Software and Services — 1.5%
2U, Inc.(1)	743	26,258
Alphabet, Inc., Class A(1)	5,530	4,367,871
Auto Trader Group plc	81,920	401,356
Cornerstone OnDemand, Inc.(1)	513	22,531
CoStar Group, Inc.(1)	1,381	286,212
Criteo SA ADR(1)	5,123	188,936
DeNA Co. Ltd.	2,000	59,344
Dip Corp.	2,100	60,484
eBay, Inc.(1)	13,553	435,864
Facebook, Inc., Class A(1)	17,359	2,189,317
Five9, Inc.(1)	1,469	22,020
GoDaddy, Inc., Class A(1)	1,529	49,509
LogMeIn, Inc.	684	57,114
Mixi, Inc.	2,700	95,902
NEXTDC Ltd.(1)	21,175	63,497
Q2 Holdings, Inc.(1)	1,187	33,616
Shopify, Inc., Class A(1)	710	29,366
SPS Commerce, Inc.(1)	397	25,916
Twitter, Inc.(1)	298	5,725
Wix.com Ltd.(1)	688	28,772
		8,449,610
IT Services — 0.9%
Alliance Data Systems Corp.(1)	912	186,577
Capgemini SA	3,470	338,059
Cognizant Technology Solutions Corp., Class A(1)	2,304	132,342
CSG Systems International, Inc.	1,624	71,001
CSRA, Inc.	1,889	47,962
EPAM Systems, Inc.(1)	261	17,803
EVERTEC, Inc.	3,633	61,979
Fidelity National Information Services, Inc.	3,521	279,321
Fiserv, Inc.(1)	3,901	401,998
International Business Machines Corp.	5,964	947,560
MAXIMUS, Inc.	600	35,292
Sabre Corp.	7,090	199,584
Science Applications International Corp.	613	39,116
Teradata Corp.(1)	840	26,653
Travelport Worldwide Ltd.	1,399	19,208
Vantiv, Inc., Class A(1)	4,332	232,802
Visa, Inc., Class A	19,795	1,601,415
Western Union Co. (The)	1,695	36,476
Worldpay Group plc(1)	95,934	376,415
		5,051,563
Leisure Products — 0.1%
Brunswick Corp.	2,625	120,724
Hasbro, Inc.	4,050	331,047
Malibu Boats, Inc.(1)	1,521	20,823
Mattel, Inc.	2,149	71,196

MCBC Holdings, Inc.	1,653	19,737
Nautilus, Inc.(1)	1,221	28,437
Polaris Industries, Inc.	1,782	154,392
Smith & Wesson Holding Corp.(1)	1,823	51,317
Thule Group AB	796	12,855
		810,528
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	5,484	257,638
Bruker Corp.	588	13,148
Eurofins Scientific SE	165	66,884
Illumina, Inc.(1)	475	79,961
INC Research Holdings, Inc., Class A(1)	577	25,175
Lonza Group AG	371	70,311
Medpace Holdings, Inc.(1)	220	6,215
PAREXEL International Corp.(1)	488	33,199
Patheon NV(1)	1,394	39,018
Thermo Fisher Scientific, Inc.	3,281	499,335
Waters Corp.(1)	808	127,106
		1,217,990
Machinery — 1.3%
Albany International Corp., Class A	545	23,070
Caterpillar, Inc.	1,704	139,643
Cummins, Inc.	1,740	218,561
EnPro Industries, Inc.	1,190	64,141
Fortive Corp.	705	37,132
GEA Group AG	5,550	297,868
Global Brass & Copper Holdings, Inc.	377	10,582
Graham Corp.	1,232	23,544
Hitachi Construction Machinery Co. Ltd.	5,800	108,640
Hoshizaki Corp.	200	15,986
Industria Macchine Automatiche SpA	400	25,521
Ingersoll-Rand plc	15,878	1,079,545
ITT, Inc.	5,459	197,507
John Bean Technologies Corp.	1,246	85,575
KION Group AG	857	48,820
Komatsu Ltd.	11,900	260,106
Konecranes Oyj	310	9,814
Kubota Corp.	4,200	61,580
Metso Oyj	930	26,038
Middleby Corp. (The)(1)	3,178	407,261
Mueller Water Products, Inc., Class A	2,191	26,489
Nabtesco Corp.	1,100	28,376
OKUMA Corp.	13,000	99,386
Oshkosh Corp.	1,811	97,667
PACCAR, Inc.	6,106	365,383
Parker-Hannifin Corp.	3,670	449,685
Rexnord Corp.(1)	1,496	33,077
Snap-on, Inc.	3,390	519,653
Stanley Black & Decker, Inc.	6,268	775,665
Takeuchi Manufacturing Co. Ltd.	1,100	15,862
Toro Co. (The)	3,113	302,428
Wabash National Corp.(1)	1,920	26,784
WABCO Holdings, Inc.(1)	4,869	519,814

Wabtec Corp.	5,174	396,380
Weir Group plc (The)	20,430	404,293
Woodward, Inc.	600	37,632
Xylem, Inc.	2,651	134,830
		7,374,338
Marine†
Dfds A/S	759	40,021
Media — 0.8%
APN Outdoor Group Ltd.	6,272	24,747
CBS Corp., Class B	1,195	60,981
Charter Communications, Inc., Class A(1)	759	195,222
Cinemark Holdings, Inc.	1,251	48,351
Comcast Corp., Class A	16,015	1,045,139
CyberAgent, Inc.	500	27,111
Entercom Communications Corp., Class A	438	6,005
Entravision Communications Corp., Class A	9,385	70,575
Gray Television, Inc.(1)	2,698	30,299
Metropole Television SA	1,221	21,662
New Media Investment Group, Inc.	419	6,696
Pearson plc	12,780	145,249
ProSiebenSat.1 Media SE	6,989	300,609
Publicis Groupe SA	4,230	314,006
RTL Group SA	511	43,006
Seven West Media Ltd.	10,461	6,132
Sirius XM Holdings, Inc.(1)	37,484	155,184
Stroeer SE & Co. KGaA	259	11,994
Television Broadcasts Ltd.	3,400	12,140
Time Warner, Inc.	12,203	956,837
Townsquare Media, Inc.(1)	852	8,307
Viacom, Inc., Class B	471	19,000
Vivendi SA	13,850	268,503
Walt Disney Co. (The)	9,649	911,445
		4,689,200
Metals and Mining — 0.5%
Acerinox SA	2,850	35,351
Agnico Eagle Mines Ltd. New York Shares	1,054	53,385
ArcelorMittal(1)	44,230	261,039
Barrick Gold Corp.	19,508	331,831
Bekaert SA	651	26,890
BHP Billiton Ltd.	4,115	63,182
BHP Billiton plc	10,350	134,538
Boliden AB	1,925	40,768
Compass Minerals International, Inc.	215	16,024
Detour Gold Corp.(1)	1,060	23,926
Evraz plc(1)	30,071	50,544
Ferroglobe plc	1,559	12,862
Fortescue Metals Group Ltd.	26,440	97,368
Glencore plc	37,263	85,166
Newcrest Mining Ltd.(1)	1,628	27,150
Nucor Corp.	10,278	498,586
Regis Resources Ltd.	8,770	24,387
Reliance Steel & Aluminum Co.	1,411	101,705
Rio Tinto Ltd.	10,460	374,194

Rio Tinto plc	10,547	318,684
Salzgitter AG	1,310	39,855
Silver Wheaton Corp.	2,410	61,045
Steel Dynamics, Inc.	2,674	65,834
Tokyo Steel Manufacturing Co. Ltd.	1,600	11,258
Vedanta Resources plc	9,194	59,520
		2,815,092
Mortgage Real Estate Investment Trusts (REITs)†
Apollo Commercial Real Estate Finance, Inc.	559	9,112
Blackstone Mortgage Trust, Inc., Class A	665	19,830
MFA Financial, Inc.	997	7,697
New Residential Investment Corp.	572	8,208
Two Harbors Investment Corp.	2,845	25,321
		70,168
Multi-Utilities — 0.3%
A2A SpA	29,007	38,471
Ameren Corp.	5,147	254,365
Centrica plc	83,332	254,528
Consolidated Edison, Inc.	3,234	243,358
E.ON SE	21,833	201,088
Engie SA	15,516	247,322
NorthWestern Corp.	4,025	232,725
Veolia Environnement SA	12,120	257,745
		1,729,602
Multiline Retail — 0.5%
Debenhams plc	8,372	6,662
Dollar General Corp.	1,590	116,722
Dollar Tree, Inc.(1)	8,289	685,500
Marks & Spencer Group plc	11,715	53,027
Ollie's Bargain Outlet Holdings, Inc.(1)	614	15,608
Ryohin Keikaku Co. Ltd.	2,100	378,737
Seria Co. Ltd.	800	52,888
Target Corp.	17,905	1,256,752
		2,565,896
Oil, Gas and Consumable Fuels — 2.7%
Aegean Marine Petroleum Network, Inc.	1,159	11,578
Anadarko Petroleum Corp.	14,259	762,429
Apache Corp.	1,458	72,463
Ardmore Shipping Corp.	3,080	22,238
BP plc	37,693	211,796
Callon Petroleum Co.(1)	1,845	26,845
Chevron Corp.	15,396	1,548,530
Cimarex Energy Co.	1,446	191,132
Concho Resources, Inc.(1)	4,477	578,428
Contango Oil & Gas Co.(1)	1,257	12,143
Delek US Holdings, Inc.	505	8,863
Det Norske Oljeselskap ASA(1)	1,801	24,574
Devon Energy Corp.	11,834	512,767
Earthstone Energy, Inc.(1)	744	7,246
Eclipse Resources Corp.(1)	5,838	19,908
Eni SpA	14,307	216,081
Enviva Partners, LP	968	24,655
EQT Corp.	8,113	580,079

Euronav NV(1)	917	8,097
Exxon Mobil Corp.	16,345	1,424,303
Gulfport Energy Corp.(1)	2,838	81,167
Imperial Oil Ltd.	57,101	1,742,116
Koninklijke Vopak NV	5,086	257,903
Lundin Petroleum AB(1)	14,213	250,203
Newfield Exploration Co.(1)	1,534	66,514
Noble Energy, Inc.	13,715	472,893
Occidental Petroleum Corp.	17,354	1,333,655
PDC Energy, Inc.(1)	62	4,117
Pioneer Natural Resources Co.	414	74,127
PrairieSky Royalty Ltd.	1,260	24,693
Repsol SA	8,892	119,420
Royal Dutch Shell plc, A Shares	12,940	317,763
Royal Dutch Shell plc ADR	7,970	411,969
Royal Dutch Shell plc, B Shares	25,084	639,676
RSP Permian, Inc.(1)	487	19,017
Scorpio Tankers, Inc.	4,234	20,704
Seven Generations Energy Ltd.(1)	1,825	42,028
Spectra Energy Partners LP	2,325	106,090
Statoil ASA	15,910	251,650
Synergy Resources Corp.(1)	2,302	15,078
TonenGeneral Sekiyu KK	5,000	46,151
TOTAL SA	20,074	957,239
TOTAL SA ADR	22,510	1,074,852
World Fuel Services Corp.	5,218	232,618
		14,825,798
Paper and Forest Products†
KapStone Paper and Packaging Corp.	3,075	53,843
UPM-Kymmene Oyj	3,076	61,795
		115,638
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	4,463	398,233
Kao Corp.	3,100	161,105
Kose Corp.	2,700	242,169
Natural Health Trends Corp.	244	7,842
Nu Skin Enterprises, Inc., Class A	494	28,593
Pola Orbis Holdings, Inc.	500	39,917
		877,859
Pharmaceuticals — 1.7%
Allergan plc(1)	1,620	379,955
AstraZeneca plc	4,214	271,645
Bristol-Myers Squibb Co.	12,101	694,476
Cempra, Inc.(1)	397	8,710
Daiichi Sankyo Co. Ltd.	1,800	41,310
Dermira, Inc.(1)	311	9,653
GlaxoSmithKline plc	9,572	206,014
H. Lundbeck A/S(1)	1,810	72,325
Hikma Pharmaceuticals plc	1,180	33,160
Horizon Pharma plc(1)	1,301	24,459
Intra-Cellular Therapies, Inc.(1)	282	11,376
Johnson & Johnson	10,547	1,258,679
Medicines Co. (The)(1)	400	15,668

Merck & Co., Inc.	20,569	1,291,528
Mylan NV(1)	10,208	432,411
Nippon Shinyaku Co. Ltd.	800	37,075
Novartis AG	94	7,397
Novo Nordisk A/S, B Shares	6,380	299,019
Pacira Pharmaceuticals, Inc.(1)	386	15,297
Pfizer, Inc.	59,672	2,076,586
Roche Holding AG	3,792	924,530
Sanofi	3,499	269,577
Supernus Pharmaceuticals, Inc.(1)	841	17,981
Teva Pharmaceutical Industries Ltd.	2,007	101,864
Teva Pharmaceutical Industries Ltd. ADR	8,480	427,307
TherapeuticsMD, Inc.(1)	1,146	7,885
UCB SA	1,660	136,300
Zoetis, Inc.	10,284	525,512
		9,597,699
Professional Services — 0.2%
Equifax, Inc.	2,137	281,870
IHS Markit Ltd.(1)	3,224	120,320
Korn/Ferry International	1,051	25,056
Nielsen Holdings plc	4,764	253,826
On Assignment, Inc.(1)	706	26,623
Teleperformance	782	81,061
Temp Holdings Co. Ltd.	2,700	43,084
Verisk Analytics, Inc., Class A(1)	3,336	277,055
Yumeshin Holdings Co. Ltd.	4,900	36,609
		1,145,504
Real Estate Management and Development — 0.7%
Ayala Land, Inc.	135,000	111,546
BR Malls Participacoes SA(1)	28,030	107,200
Bumi Serpong Damai Tbk PT	269,800	43,729
Cheung Kong Property Holdings Ltd.	25,000	175,635
China Overseas Land & Investment Ltd.	22,000	72,742
China Resources Land Ltd.	66,000	185,896
Daikyo, Inc.	7,000	11,096
Daito Trust Construction Co. Ltd.	3,000	441,744
Daiwa House Industry Co. Ltd.	1,700	43,895
Deutsche Wohnen AG	8,173	307,229
Fastighets AB Balder, B Shares(1)	1,857	51,888
FirstService Corp.	579	27,798
Hufvudstaden AB, A Shares	9,550	166,108
Hulic Co. Ltd.	21,200	200,802
Inmobiliaria Colonial SA	14,733	109,318
Leopalace21 Corp.	9,400	62,324
Longfor Properties Co. Ltd.	45,000	72,510
Mitsubishi Estate Co. Ltd.	5,000	94,573
Mitsui Fudosan Co. Ltd.	11,000	236,872
New World Development Co. Ltd.	45,000	56,442
Nexity SA	1,079	56,580
Open House Co. Ltd.	2,025	43,743
Realogy Holdings Corp.	3,653	98,047
Sino Land Co. Ltd.	30,000	51,356
SM Prime Holdings, Inc.	92,400	59,194

Sponda Oyj	10,112	52,833
Summarecon Agung Tbk PT	270,300	35,660
Sun Hung Kai Properties Ltd.	17,000	239,302
UNITE Group plc (The)	10,112	83,190
Vonovia SE	5,014	195,107
Wharf Holdings Ltd. (The)	18,000	127,154
		3,621,513
Road and Rail — 0.5%
Avis Budget Group, Inc.(1)	507	18,318
Canadian Pacific Railway Ltd., New York Shares	1,642	251,407
Central Japan Railway Co.	1,000	164,210
CSX Corp.	15,707	444,194
DSV A/S	8,632	428,113
Go-Ahead Group plc	1,516	39,397
Heartland Express, Inc.	20,070	381,932
J.B. Hunt Transport Services, Inc.	1,861	147,745
Norfolk Southern Corp.	2,149	201,791
Union Pacific Corp.	7,957	760,132
		2,837,239
Semiconductors and Semiconductor Equipment — 1.5%
Applied Materials, Inc.	69,780	2,082,235
ASML Holding NV	4,961	527,754
Broadcom Ltd.	1,625	286,682
Cavium, Inc.(1)	1,532	85,302
Cypress Semiconductor Corp.	3,477	41,481
Disco Corp.	500	56,444
Exar Corp.(1)	4,289	39,030
Integrated Device Technology, Inc.(1)	699	14,043
Intel Corp.	37,581	1,348,782
Kulicke & Soffa Industries, Inc.(1)	2,787	34,085
Lam Research Corp.	7,821	729,856
MACOM Technology Solutions Holdings, Inc.(1)	758	31,230
Maxim Integrated Products, Inc.	17,597	716,550
Microsemi Corp.(1)	1,448	57,862
Monolithic Power Systems, Inc.	431	33,066
NVIDIA Corp.	1,915	117,466
NXP Semiconductors NV(1)	7,077	622,917
QUALCOMM, Inc.	13,461	848,985
Semtech Corp.(1)	875	23,275
Teradyne, Inc.	21,971	462,709
Xilinx, Inc.	7,347	398,281
		8,558,035
Software — 2.0%
Adobe Systems, Inc.(1)	10,162	1,039,674
BroadSoft, Inc.(1)	542	24,775
CDK Global, Inc.	2,565	148,719
Citrix Systems, Inc.(1)	769	67,057
Electronic Arts, Inc.(1)	11,102	901,815
Ellie Mae, Inc.(1)	267	26,131
Guidewire Software, Inc.(1)	2,196	135,120
Imperva, Inc.(1)	162	7,292
Intuit, Inc.	727	81,024
LINE Corp.(1)	3,600	153,443

LINE Corp. ADR(1)	644	27,531
Manhattan Associates, Inc.(1)	2,536	153,479
Mentor Graphics Corp.	1,911	45,883
Microsoft Corp.	54,867	3,152,658
Mobileye NV(1)	5,240	256,184
Oracle Corp.	51,192	2,110,134
Paylocity Holding Corp.(1)	388	17,472
Proofpoint, Inc.(1)	181	13,928
RingCentral, Inc., Class A(1)	1,514	33,232
salesforce.com, Inc.(1)	3,407	270,584
SAP SE	4,130	362,832
ServiceNow, Inc.(1)	4,939	358,917
Splunk, Inc.(1)	3,997	232,785
Symantec Corp.	22,283	537,689
Synchronoss Technologies, Inc.(1)	1,162	48,513
Synopsys, Inc.(1)	2,433	144,253
Temenos Group AG	4,130	239,977
Tyler Technologies, Inc.(1)	1,559	255,598
VMware, Inc., Class A(1)	6,503	476,865
		11,323,564
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	5,167	813,182
American Eagle Outfitters, Inc.	2,454	45,497
AutoZone, Inc.(1)	281	208,446
Best Buy Co., Inc.	12,440	478,691
Burlington Stores, Inc.(1)	2,131	173,080
CST Brands, Inc.	7,902	377,795
Destination Maternity Corp.	1,300	7,865
Fast Retailing Co. Ltd.	400	140,492
Five Below, Inc.(1)	550	24,508
Foot Locker, Inc.	2,612	171,452
Home Depot, Inc. (The)	3,510	470,761
Industria de Diseno Textil SA	10,150	359,638
L Brands, Inc.	1,385	105,551
Lowe's Cos., Inc.	2,680	205,181
MarineMax, Inc.(1)	591	11,719
Nitori Holdings Co. Ltd.	2,800	283,883
O'Reilly Automotive, Inc.(1)	3,380	946,231
Penske Automotive Group, Inc.	796	36,059
Ross Stores, Inc.	7,647	475,949
TJX Cos., Inc. (The)	7,398	572,901
Tractor Supply Co.	1,947	163,451
Ulta Salon Cosmetics & Fragrance, Inc.(1)	677	167,361
Williams-Sonoma, Inc.	4,131	217,456
		6,457,149
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc.	32,907	3,491,433
Canon, Inc.	4,800	137,507
EMC Corp.	5,952	172,549
Hewlett Packard Enterprise Co.	8,834	189,754
HP, Inc.	27,716	398,279
Logitech International SA	1,210	25,343
Seiko Epson Corp.	8,000	153,250

Silicon Graphics International Corp.(1)	1,224	9,437
Super Micro Computer, Inc.(1)	805	17,412
		4,594,964
Textiles, Apparel and Luxury Goods — 0.4%
adidas AG	3,070	510,069
Carter's, Inc.	2,553	243,275
Coach, Inc.	8,023	306,318
Culp, Inc.	613	19,438
Kering	2,010	381,037
lululemon athletica, Inc.(1)	1,782	136,341
Pandora A/S	3,608	448,844
Ralph Lauren Corp.	1,861	192,837
Under Armour, Inc., Class A(1)	2,993	118,613
Under Armour, Inc., Class C(1)	2,996	106,807
		2,463,579
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	24,501	352,324
Essent Group Ltd.(1)	15,577	414,037
		766,361
Tobacco — 0.4%
Altria Group, Inc.	11,817	780,986
British American Tobacco plc	6,070	376,621
Imperial Brands plc	3,487	182,860
Philip Morris International, Inc.	6,052	604,776
		1,945,243
Trading Companies and Distributors — 0.4%
Ashtead Group plc	25,713	427,127
Bunzl plc	11,270	348,965
DXP Enterprises, Inc.(1)	854	23,989
GMS, Inc.(1)	1,393	34,087
HD Supply Holdings, Inc.(1)	7,117	256,995
ITOCHU Corp.	9,500	112,110
MRC Global, Inc.(1)	1,583	23,223
Rexel SA	18,500	297,259
SiteOne Landscape Supply, Inc.(1)	846	32,351
United Rentals, Inc.(1)	1,553	127,827
Wolseley plc	7,650	439,997
		2,123,930
Transportation Infrastructure†
Flughafen Zuerich AG	290	53,663
Groupe Eurotunnel SE	18,000	197,970
		251,633
Wireless Telecommunication Services — 0.1%
Drillisch AG	660	30,445
NTT DOCOMO, Inc.	18,300	460,396
Vodafone Group plc	29,203	88,143
		578,984
TOTAL COMMON STOCKS (Cost $215,671,068)		260,081,984
U.S. TREASURY SECURITIES — 18.4%
U.S. Treasury Bills, 0.43%, 2/9/17(2)(3)	100,000	99,807
U.S. Treasury Bonds, 3.50%, 2/15/39	1,296,000	1,634,226
U.S. Treasury Bonds, 4.375%, 11/15/39	10,000	14,204
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	1,045,584

U.S. Treasury Bonds, 3.125%, 8/15/44	170,000	202,519
U.S. Treasury Bonds, 3.00%, 11/15/44	30,000	34,925
U.S. Treasury Bonds, 2.50%, 2/15/45(3)	2,300,000	2,429,690
U.S. Treasury Bonds, 3.00%, 11/15/45	750,000	873,955
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,877,165	3,403,318
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	537,858	654,109
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	701,675	887,611
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	6,594,902	6,831,349
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,122,680	1,187,848
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	6,943,523	7,003,591
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,418,808	2,441,719
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	4,421,000	4,681,521
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	1,652,820	1,741,952
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,154,907	3,275,535
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,650,688	1,665,642
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	3,092,072	3,126,088
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,968,188	3,991,402
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(3)	3,417,975	3,505,725
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,342,939	1,395,875
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	11,420,213	11,466,441
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,070,640	4,106,258
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	3,557,470	3,637,374
U.S. Treasury Notes, 3.00%, 9/30/16	10,000,000	10,021,720
U.S. Treasury Notes, 0.75%, 10/31/17	600,000	600,258
U.S. Treasury Notes, 1.00%, 3/15/18	7,800,000	7,827,121
U.S. Treasury Notes, 2.625%, 4/30/18	37,000	38,124
U.S. Treasury Notes, 1.00%, 5/31/18	200,000	200,680
U.S. Treasury Notes, 1.25%, 11/30/18	675,000	680,959
U.S. Treasury Notes, 1.25%, 12/15/18	1,500,000	1,513,213
U.S. Treasury Notes, 1.625%, 7/31/19	350,000	357,014
U.S. Treasury Notes, 1.50%, 11/30/19	1,440,000	1,463,315
U.S. Treasury Notes, 1.25%, 1/31/20	613,000	617,645
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	304,611
U.S. Treasury Notes, 1.375%, 10/31/20	2,350,000	2,371,893
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	258,667
U.S. Treasury Notes, 1.75%, 12/31/20	1,050,000	1,075,880
U.S. Treasury Notes, 1.125%, 2/28/21	150,000	149,722
U.S. Treasury Notes, 2.25%, 4/30/21	650,000	680,989
U.S. Treasury Notes, 1.375%, 5/31/21	300,000	302,531
U.S. Treasury Notes, 1.50%, 2/28/23	1,300,000	1,307,211
U.S. Treasury Notes, 1.375%, 6/30/23	1,550,000	1,543,673
U.S. Treasury Notes, 1.25%, 7/31/23	350,000	345,529
TOTAL U.S. TREASURY SECURITIES (Cost $100,563,634)		102,999,023
CORPORATE BONDS — 12.6%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	60,000	61,352
Bombardier, Inc., 5.50%, 9/15/18(4)	50,000	51,625
Bombardier, Inc., 7.50%, 3/15/25(4)	35,000	33,425
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	130,451
Lockheed Martin Corp., 3.55%, 1/15/26	50,000	54,398
TransDigm, Inc., 6.00%, 7/15/22	55,000	57,475
United Technologies Corp., 6.05%, 6/1/36	51,000	69,367

United Technologies Corp., 5.70%, 4/15/40		75,000	102,014
			560,107
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(4)		25,000	26,094
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(4)		40,000	40,250
United Continental Holdings, Inc., 6.375%, 6/1/18		30,000	31,650
			71,900
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		30,000	32,137
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		30,000	31,500
Tenneco, Inc., 5.00%, 7/15/26		20,000	20,650
ZF North America Capital, Inc., 4.75%, 4/29/25(4)		50,000	53,250
			137,537
Automobiles — 0.4%
American Honda Finance Corp., 1.50%, 9/11/17(4)		40,000	40,174
American Honda Finance Corp., 2.125%, 10/10/18		80,000	81,584
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		50,000	51,375
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		200,000	201,256
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		110,000	115,969
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	275,804
General Motors Co., 5.00%, 4/1/35		70,000	73,896
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	61,175
General Motors Financial Co., Inc., 3.10%, 1/15/19		170,000	173,444
General Motors Financial Co., Inc., 3.20%, 7/6/21		70,000	71,168
General Motors Financial Co., Inc., 5.25%, 3/1/26		50,000	55,626
Toyota Motor Credit Corp., MTN, 2.00%, 9/15/16		950,000	950,298
			2,151,769
Banks — 2.8%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	360,310
Bank of America Corp., 5.75%, 12/1/17		$250,000	262,934
Bank of America Corp., 5.70%, 1/24/22		60,000	70,075
Bank of America Corp., 4.10%, 7/24/23		70,000	76,126
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	57,501
Bank of America Corp., MTN, 4.00%, 4/1/24		$120,000	129,942
Bank of America Corp., MTN, 4.20%, 8/26/24		130,000	138,126
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	93,888
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	72,203
Bank of America N.A., 5.30%, 3/15/17		810,000	827,240
Bank of Nova Scotia (The), 1.10%, 12/13/16		150,000	150,090
Bank of Nova Scotia (The), VRN, 1.08%, 9/13/16		1,100,000	1,101,007
Barclays Bank plc, 5.14%, 10/14/20		100,000	108,183
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	200,000	262,171
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	100,000	109,590
BPCE SA, 4.625%, 7/18/23	EUR	100,000	133,288
BPCE SA, VRN, 2.75%, 7/8/21	EUR	300,000	349,173
Branch Banking & Trust Co., 3.625%, 9/16/25		$60,000	64,355
Branch Banking & Trust Co., 3.80%, 10/30/26		70,000	76,723
Capital One Financial Corp., 4.20%, 10/29/25		255,000	266,871
Citigroup, Inc., 1.75%, 5/1/18		170,000	170,294
Citigroup, Inc., 4.50%, 1/14/22		160,000	177,128
Citigroup, Inc., 4.05%, 7/30/22		50,000	53,251
Citigroup, Inc., 4.45%, 9/29/27		360,000	380,249

Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	301,340
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	140,000	187,603
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$170,000	185,798
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	116,605
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	240,000	307,322
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	385,000	505,762
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	80,000	125,710
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	307,000	403,805
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	420,000	656,882
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	290,000	375,631
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	64,594
Fifth Third Bank, 2.875%, 10/1/21		31,000	32,391
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	90,000	138,588
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	200,000	243,556
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	348,753
JPMorgan Chase & Co., 3.25%, 9/23/22		$70,000	73,533
JPMorgan Chase & Co., 3.875%, 9/10/24		240,000	253,766
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	246,869
KeyCorp, MTN, 2.30%, 12/13/18		120,000	121,963
KFW, 3.875%, 1/21/19	EUR	225,000	277,124
KFW, MTN, 4.625%, 1/4/23	EUR	475,000	699,541
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	140,211
Royal Bank of Canada, MTN, VRN, 1.12%, 9/9/16		$1,600,000	1,600,080
Royal Bank of Canada, MTN, VRN, 1.04%, 10/24/16		580,000	580,588
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	26,735
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	400,000	444,542
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	156,970
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	150,000	174,058
U.S. Bancorp, MTN, 3.00%, 3/15/22		$9,000	9,519
U.S. Bancorp, MTN, 3.60%, 9/11/24		24,000	25,829
U.S. Bank N.A., 2.80%, 1/27/25		250,000	258,742
Wells Fargo & Co., 4.125%, 8/15/23		100,000	109,178
Wells Fargo & Co., 3.00%, 4/22/26		180,000	184,744
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,130
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	133,788
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	121,348
Wells Fargo & Co., MTN, 3.55%, 9/29/25		$80,000	85,736
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	130,420
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	126,557
Wells Fargo & Co., MTN, 4.40%, 6/14/46		30,000	32,104
			15,519,133
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		130,000	136,527
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		100,000	106,970
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		180,000	218,576
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		30,000	34,248
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		180,000	183,925
Coca-Cola Co. (The), 1.80%, 9/1/16		17,000	17,000
Molson Coors Brewing Co., 3.00%, 7/15/26		70,000	70,995
Pernod Ricard SA, 2.95%, 1/15/17(4)		170,000	171,108
			939,349
Biotechnology — 0.3%
AbbVie, Inc., 1.75%, 11/6/17		110,000	110,528

AbbVie, Inc., 2.90%, 11/6/22		120,000	123,775
AbbVie, Inc., 3.60%, 5/14/25		40,000	42,375
AbbVie, Inc., 4.40%, 11/6/42		130,000	139,088
AbbVie, Inc., 4.45%, 5/14/46		10,000	10,748
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(4)		35,000	34,606
Amgen, Inc., 4.66%, 6/15/51(4)		138,000	149,227
Biogen, Inc., 3.625%, 9/15/22		160,000	171,371
Celgene Corp., 3.25%, 8/15/22		90,000	94,000
Celgene Corp., 3.625%, 5/15/24		15,000	15,910
Celgene Corp., 3.875%, 8/15/25		130,000	140,667
Concordia International Corp., 7.00%, 4/15/23(4)		20,000	15,600
Concordia International Corp., 9.50%, 10/21/22(4)		25,000	20,688
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	123,581
Gilead Sciences, Inc., 3.65%, 3/1/26		150,000	162,820
			1,354,984
Building Products†
Masco Corp., 4.45%, 4/1/25		110,000	118,415
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	200,000	289,753
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/20	EUR	100,000	117,027
Ameriprise Financial, Inc., 4.00%, 10/15/23		$80,000	87,687
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	171,004
Jefferies Group LLC, 5.125%, 4/13/18		$90,000	94,033
			759,504
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		30,000	31,538
Blue Cube Spinco, Inc., 9.75%, 10/15/23(4)		20,000	23,750
Chemours Co. (The), 6.625%, 5/15/23		25,000	24,125
Dow Chemical Co. (The), 4.25%, 11/15/20		63,000	68,488
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	31,734
Eastman Chemical Co., 3.60%, 8/15/22		12,000	12,625
Ecolab, Inc., 4.35%, 12/8/21		160,000	179,883
Hexion, Inc., 6.625%, 4/15/20		50,000	43,594
INEOS Group Holdings SA, 5.625%, 8/1/24(4)		30,000	30,000
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	50,382
Mosaic Co. (The), 5.625%, 11/15/43		60,000	66,049
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		20,000	19,050
Tronox Finance LLC, 6.375%, 8/15/20		20,000	18,200
WR Grace & Co-Conn, 5.125%, 10/1/21(4)		30,000	32,025
			631,443
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21		20,000	22,000
Clean Harbors, Inc., 5.25%, 8/1/20		25,000	25,700
Covanta Holding Corp., 5.875%, 3/1/24		35,000	35,350
Envision Healthcare Corp., 5.125%, 7/1/22(4)		25,000	25,375
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	36,488
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(4)		35,000	38,238
Republic Services, Inc., 3.55%, 6/1/22		220,000	236,184
Waste Management, Inc., 4.10%, 3/1/45		70,000	79,973
			499,308
Communications Equipment†
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		25,000	27,313
Avaya, Inc., 7.00%, 4/1/19(4)		25,000	18,750

Cisco Systems, Inc., 5.90%, 2/15/39		27,000	37,257
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		25,000	26,125
			109,445
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22		35,000	35,963
Construction Materials†
Builders FirstSource, Inc., 10.75%, 8/15/23(4)		20,000	22,800
Nortek, Inc., 8.50%, 4/15/21		30,000	31,427
Owens Corning, 4.20%, 12/15/22		90,000	96,123
			150,350
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	262,314
American Express Co., 1.55%, 5/22/18		60,000	60,173
American Express Credit Corp., 2.60%, 9/14/20		60,000	61,858
American Express Credit Corp., MTN, 2.25%, 5/5/21		70,000	71,223
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	253,246
CIT Group, Inc., 5.00%, 8/15/22		75,000	79,688
Discover Bank, 2.00%, 2/21/18		31,000	31,133
Equifax, Inc., 3.30%, 12/15/22		100,000	104,778
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		30,000	33,038
Navient Corp., 5.00%, 10/26/20		70,000	70,525
Navient Corp., 5.50%, 1/25/23		10,000	9,538
PNC Bank N.A., 6.00%, 12/7/17		340,000	358,648
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17		50,000	52,875
Synchrony Financial, 2.60%, 1/15/19		60,000	60,839
Synchrony Financial, 3.00%, 8/15/19		50,000	51,147
			1,561,023
Containers and Packaging — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19		45,000	46,567
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(4)		85,000	87,975
Ball Corp., 4.00%, 11/15/23		60,000	61,275
Berry Plastics Corp., 5.125%, 7/15/23		35,000	36,181
BWAY Holding Co., 9.125%, 8/15/21(4)		25,000	25,688
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		135,000	141,750
Novelis, Inc., 8.75%, 12/15/20		30,000	31,481
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		60,000	61,950
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21		35,000	36,440
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(4)		25,000	26,828
Sealed Air Corp., 5.125%, 12/1/24(4)		45,000	48,375
WestRock RKT Co., 3.50%, 3/1/20		80,000	83,273
			687,783
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	70,814
Service Corp. International/US, 5.375%, 5/15/24		35,000	37,713
			108,527
Diversified Financial Services — 1.6%
Ally Financial, Inc., 3.60%, 5/21/18		120,000	122,250
Ally Financial, Inc., 4.125%, 2/13/22		105,000	108,150
Ally Financial, Inc., 4.625%, 3/30/25		30,000	31,238
Ally Financial, Inc., 5.75%, 11/20/25		70,000	74,725
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	116,021
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	200,000	232,840
Credit Agricole SA, 2.625%, 3/17/27	EUR	200,000	236,873

Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	173,442
Deutsche Bank AG, 4.50%, 4/1/25		$20,000	18,918
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	250,000	256,834
Deutsche Bank AG, MTN, 4.50%, 5/19/26	EUR	100,000	108,038
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	200,000	263,855
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$286,000	294,478
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		130,000	131,707
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		150,000	153,853
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		50,000	51,403
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	75,948
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$540,000	626,937
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		15,000	16,182
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		80,000	85,021
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		17,000	21,872
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		70,000	80,115
Gulf Gate Apartments, VRN, 0.55%, 9/8/16 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(5)		3,000,000	3,000,000
HSBC Holdings plc, 4.30%, 3/8/26		200,000	215,335
HSBC Holdings plc, MTN, VRN, 3.375%, 1/10/19	EUR	300,000	351,094
HUB International Ltd., 7.875%, 10/1/21(4)		$30,000	30,750
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	46,938
Morgan Stanley, 2.50%, 4/21/21		50,000	50,576
Morgan Stanley, 5.00%, 11/24/25		270,000	301,522
Morgan Stanley, MTN, 6.625%, 4/1/18		330,000	355,680
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	278,075
Morgan Stanley, MTN, 3.70%, 10/23/24		150,000	159,222
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	420,000	562,090
			8,631,982
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21		$150,000	168,714
AT&T, Inc., 3.60%, 2/17/23		90,000	95,140
AT&T, Inc., 4.45%, 4/1/24		50,000	55,199
AT&T, Inc., 3.40%, 5/15/25		90,000	92,832
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	127,932
AT&T, Inc., 6.55%, 2/15/39		$171,000	222,916
AT&T, Inc., 4.30%, 12/15/42		130,000	131,097
British Telecommunications plc, 5.95%, 1/15/18		230,000	244,445
CenturyLink, Inc., 5.625%, 4/1/20		50,000	53,438
CenturyLink, Inc., 7.65%, 3/15/42		40,000	36,360
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)		180,000	181,111
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		19,000	20,996
Frontier Communications Corp., 8.50%, 4/15/20		20,000	21,650
Frontier Communications Corp., 10.50%, 9/15/22		85,000	92,809
Frontier Communications Corp., 11.00%, 9/15/25		130,000	140,888
Hughes Satellite Systems Corp., 5.25%, 8/1/26(4)		25,000	24,906
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		95,000	76,594
Level 3 Financing, Inc., 5.375%, 8/15/22		25,000	26,223
Orange SA, 4.125%, 9/14/21		120,000	132,431
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	100,000	120,337
Telecom Italia Capital SA, 6.375%, 11/15/33		$70,000	72,713
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	122,288
Verizon Communications, Inc., 3.65%, 9/14/18		$38,000	39,762
Verizon Communications, Inc., 3.50%, 11/1/21		80,000	86,085
Verizon Communications, Inc., 5.15%, 9/15/23		27,000	31,606

Verizon Communications, Inc., 2.625%, 8/15/26		60,000	59,495
Verizon Communications, Inc., 5.05%, 3/15/34		340,000	388,803
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	42,663
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	16,128
Verizon Communications, Inc., 4.86%, 8/21/46		57,000	63,634
Verizon Communications, Inc., 5.01%, 8/21/54		107,000	117,844
Windstream Services LLC, 7.75%, 10/15/20		40,000	41,200
			3,148,239
Electric Utilities†
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	116,301
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26		$20,000	20,814
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		15,000	12,982
Halliburton Co., 3.80%, 11/15/25		120,000	124,258
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		30,000	17,325
Precision Drilling Corp., 6.50%, 12/15/21		30,000	27,975
Transocean, Inc., 3.75%, 10/15/17		25,000	25,062
Transocean, Inc., 9.00%, 7/15/23(4)		15,000	14,584
Weatherford International Ltd., 7.75%, 6/15/21		10,000	9,863
Weatherford International Ltd., 4.50%, 4/15/22		50,000	41,750
			273,799
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(4)		60,000	63,225
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(4)		40,000	44,500
			107,725
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22		110,000	118,284
CVS Health Corp., 5.125%, 7/20/45		60,000	75,110
Dollar General Corp., 3.25%, 4/15/23		100,000	103,404
Dollar Tree, Inc., 5.75%, 3/1/23		15,000	16,219
Horizon Pharma, Inc., 6.625%, 5/1/23		20,000	19,850
Kroger Co. (The), 3.30%, 1/15/21		170,000	180,540
Rite Aid Corp., 6.125%, 4/1/23(4)		50,000	54,167
SUPERVALU, Inc., 6.75%, 6/1/21		35,000	33,075
Sysco Corp., 3.30%, 7/15/26		40,000	41,947
Target Corp., 2.50%, 4/15/26		100,000	102,707
Wal-Mart Stores, Inc., 2.55%, 4/11/23		150,000	156,510
Wal-Mart Stores, Inc., 5.625%, 4/1/40		120,000	164,054
			1,065,867
Food Products — 0.1%
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25		55,000	56,100
Kraft Heinz Foods Co., 3.95%, 7/15/25		50,000	54,472
Kraft Heinz Foods Co., 5.00%, 6/4/42		90,000	105,297
Kraft Heinz Foods Co., 5.20%, 7/15/45		70,000	84,249
Kraft Heinz Foods Co., 4.375%, 6/1/46		70,000	76,032
Pilgrim's Pride Corp., 5.75%, 3/15/25(4)		50,000	51,875
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		25,000	25,937
Post Holdings, Inc., 5.00%, 8/15/26(4)		45,000	45,000
Smithfield Foods, Inc., 6.625%, 8/15/22		30,000	31,950
Tyson Foods, Inc., 4.50%, 6/15/22		100,000	110,684
			641,596

Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	40,000	39,600
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	137,530
Enbridge, Inc., 4.50%, 6/10/44	60,000	53,810
Energy Transfer Equity LP, 5.875%, 1/15/24	25,000	25,750
Energy Transfer Partners LP, 4.15%, 10/1/20	110,000	115,491
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	54,137
Energy Transfer Partners LP, 3.60%, 2/1/23	110,000	108,437
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	86,633
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	233,868
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	35,000	35,875
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	218,213
Kinder Morgan, Inc., 4.30%, 6/1/25	40,000	41,546
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	112,668
MPLX LP, 4.875%, 12/1/24(4)	25,000	25,598
MPLX LP, 4.875%, 6/1/25(4)	68,000	69,472
NGPL PipeCo LLC, 7.12%, 12/15/17(4)	25,000	26,156
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	161,894
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	25,000	25,880
Rockies Express Pipeline LLC, 5.625%, 4/15/20(4)	55,000	57,819
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	65,000	68,981
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	169,773
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	10,000	10,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	35,000	33,863
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	25,000	26,588
TransCanada PipeLines Ltd., 2.50%, 8/1/22	19,000	19,057
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	78,000
Williams Cos., Inc. (The), 4.55%, 6/24/24	70,000	71,925
Williams Partners LP, 4.125%, 11/15/20	20,000	20,756
Williams Partners LP, 5.10%, 9/15/45	60,000	59,034
		2,188,604
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 6.50%, 6/15/20	45,000	44,381
Becton Dickinson and Co., 3.73%, 12/15/24	180,000	195,931
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	50,000	51,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(4)	70,000	70,612
Medtronic, Inc., 2.50%, 3/15/20	70,000	72,510
Medtronic, Inc., 3.50%, 3/15/25	12,000	13,020
Medtronic, Inc., 4.375%, 3/15/35	190,000	218,710
St. Jude Medical, Inc., 2.00%, 9/15/18	40,000	40,582
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	61,440
		768,811
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	35,000	35,088
Aetna, Inc., 2.75%, 11/15/22	90,000	91,447
Aetna, Inc., 4.375%, 6/15/46	70,000	73,087
Amsurg Corp., 5.625%, 7/15/22	45,000	46,631
Ascension Health, 3.95%, 11/15/46	30,000	33,775
Centene Corp., 5.625%, 2/15/21	25,000	26,656
Centene Corp., 6.125%, 2/15/24	35,000	38,237
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	20,000	19,775
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	70,000	58,450
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	15,000	15,788

DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	50,000	51,719
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	10,000	10,160
Express Scripts Holding Co., 3.40%, 3/1/27	40,000	40,500
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(4)	50,000	53,750
HCA, Inc., 3.75%, 3/15/19	250,000	258,437
HCA, Inc., 4.75%, 5/1/23	105,000	110,119
HCA, Inc., 5.375%, 2/1/25	90,000	93,072
HealthSouth Corp., 5.75%, 11/1/24	25,000	26,050
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	40,000	36,450
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(4)	30,000	31,500
Kindred Healthcare, Inc., 8.00%, 1/15/20	20,000	20,800
LifePoint Health, Inc., 5.50%, 12/1/21	10,000	10,475
Mylan NV, 3.95%, 6/15/26(4)	70,000	72,262
NYU Hospitals Center, 4.43%, 7/1/42	70,000	76,377
Tenet Healthcare Corp., 5.00%, 3/1/19	25,000	24,438
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,500
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	35,612
Tenet Healthcare Corp., 6.75%, 6/15/23	60,000	57,412
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	125,647
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	55,443
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	91,164
Universal Health Services, Inc., 5.00%, 6/1/26(4)	20,000	20,750
		1,767,571
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(4)	45,000	47,194
Aramark Services, Inc., 5.125%, 1/15/24(4)	15,000	15,591
Boyd Gaming Corp., 6.375%, 4/1/26(4)	25,000	26,875
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	35,000	35,700
Eldorado Resorts, Inc., 7.00%, 8/1/23	25,000	26,500
FelCor Lodging LP, 5.625%, 3/1/23	10,000	10,325
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(4)	35,000	36,750
Hilton Escrow Issuer LLC / Hilton Escrow Issuer Corp., 4.25%, 9/1/24(4)	25,000	25,594
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	40,000	41,389
International Game Technology plc, 6.25%, 2/15/22(4)	35,000	37,887
International Game Technology plc, 6.50%, 2/15/25(4)	35,000	38,115
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	63,313
MGM Resorts International, 5.25%, 3/31/20	30,000	32,152
MGM Resorts International, 6.00%, 3/15/23	50,000	54,405
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(4)	10,000	10,325
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	93,075
Scientific Games International, Inc., 7.00%, 1/1/22(4)	50,000	53,375
Scientific Games International, Inc., 10.00%, 12/1/22	20,000	18,600
Station Casinos LLC, 7.50%, 3/1/21	60,000	63,814
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(4)	30,000	30,413
Yum! Brands, Inc., 3.75%, 11/1/21	25,000	25,406
		786,798
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	25,000	23,750
KB Home, 4.75%, 5/15/19	25,000	25,562
KB Home, 7.00%, 12/15/21	15,000	16,088
Lennar Corp., 4.75%, 4/1/21	30,000	32,340
Lennar Corp., 4.75%, 5/30/25	20,000	20,850
Newell Brands, Inc., 4.20%, 4/1/26	50,000	54,644

Newell Brands, Inc., 5.50%, 4/1/46		40,000	49,509
PulteGroup, Inc., 5.50%, 3/1/26		20,000	21,438
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(4)		30,000	30,750
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(4)		55,000	56,650
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		40,000	42,000
WCI Communities, Inc., 6.875%, 8/15/21		45,000	47,025
William Lyon Homes, Inc., 8.50%, 11/15/20		40,000	42,300
			462,906
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(4)		25,000	26,125
Spectrum Brands, Inc., 5.75%, 7/15/25		50,000	54,438
			80,563
Industrial Conglomerates — 0.1%
General Electric Co., 2.70%, 10/9/22		90,000	94,069
General Electric Co., 4.125%, 10/9/42		60,000	67,725
General Electric Co., MTN, 2.30%, 4/27/17		33,000	33,280
General Electric Co., MTN, 5.625%, 9/15/17		51,000	53,417
General Electric Co., MTN, 4.375%, 9/16/20		154,000	170,990
General Electric Co., MTN, 4.65%, 10/17/21		100,000	114,239
HD Supply, Inc., 5.25%, 12/15/21(4)		30,000	32,081
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(4)		50,000	51,250
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(4)		20,000	20,700
			637,751
Insurance — 0.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21		55,000	58,231
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	63,635
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	200,000	261,966
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	127,661
American International Group, Inc., 4.125%, 2/15/24		$240,000	258,581
American International Group, Inc., 4.50%, 7/16/44		70,000	73,031
American International Group, Inc., MTN, 5.85%, 1/16/18		21,000	22,217
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	100,000	125,643
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	68,125
AXA SA, 7.125%, 12/15/20	GBP	110,000	177,862
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$15,000	16,617
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		70,000	74,114
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	52,014
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	130,533
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	126,733
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	64,471
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	400,000	456,076
Genworth Holdings, Inc., 7.625%, 9/24/21		$20,000	18,900
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	36,164
International Lease Finance Corp., 3.875%, 4/15/18		120,000	123,300
Liberty Mutual Group, Inc., 4.85%, 8/1/44(4)		110,000	117,750
Lincoln National Corp., 6.25%, 2/15/20		60,000	67,653
Markel Corp., 4.90%, 7/1/22		120,000	132,498
Markel Corp., 3.625%, 3/30/23		30,000	31,030
MetLife, Inc., 4.125%, 8/13/42		9,000	9,160
MetLife, Inc., 4.875%, 11/13/43		70,000	78,962
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		100,000	103,320
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	51,735
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		12,000	13,508

Prudential Financial, Inc., MTN, 5.625%, 5/12/41	130,000	158,154
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)	60,000	63,255
Travelers Cos., Inc. (The), 4.60%, 8/1/43	60,000	73,074
Travelers Cos., Inc. (The), 4.30%, 8/25/45	30,000	35,188
Voya Financial, Inc., 5.70%, 7/15/43	110,000	126,358
WR Berkley Corp., 4.625%, 3/15/22	80,000	86,916
WR Berkley Corp., 4.75%, 8/1/44	50,000	54,010
		3,538,445
Internet Software and Services†
Match Group, Inc., 6.75%, 12/15/22	30,000	32,025
Netflix, Inc., 5.75%, 3/1/24	35,000	37,975
VeriSign, Inc., 4.625%, 5/1/23	25,000	25,688
		95,688
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	25,000	25,969
Fidelity National Information Services, Inc., 3.50%, 4/15/23	70,000	73,750
Fidelity National Information Services, Inc., 3.00%, 8/15/26	90,000	89,887
First Data Corp., 7.00%, 12/1/23(4)	65,000	68,412
First Data Corp., 5.00%, 1/15/24(4)	85,000	86,806
First Data Corp., 5.75%, 1/15/24(4)	25,000	25,687
Xerox Corp., 2.95%, 3/15/17	50,000	50,349
		420,860
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	93,000	98,965
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	35,000	36,784
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	60,000	73,282
		209,031
Machinery†
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	16,000	16,734
CNH Industrial Capital LLC, 3.375%, 7/15/19	50,000	50,937
		67,671
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	65,000	61,994
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	30,000	32,788
21st Century Fox America, Inc., 6.90%, 8/15/39	170,000	233,910
21st Century Fox America, Inc., 4.75%, 9/15/44	12,000	13,594
Altice Financing SA, 6.625%, 2/15/23(4)	70,000	73,150
Altice Financing SA, 7.50%, 5/15/26(4)	35,000	36,925
Altice Luxembourg SA, 7.75%, 5/15/22(4)	50,000	53,406
Altice US Finance I Corp., 5.50%, 5/15/26(4)	25,000	26,357
AMC Entertainment, Inc., 5.75%, 6/15/25	25,000	25,752
CBS Corp., 3.50%, 1/15/25	80,000	82,677
CBS Corp., 4.85%, 7/1/42	50,000	53,344
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	178,925
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(4)	100,000	107,250
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(4)	25,000	25,406
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(4)	290,000	320,317
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45(4)	20,000	24,665
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	45,000	45,562
Comcast Corp., 6.40%, 5/15/38	110,000	154,967
Comcast Corp., 4.75%, 3/1/44	120,000	144,026
CSC Holdings LLC, 6.625%, 10/15/25(4)	50,000	54,437

CSC Holdings LLC, 6.75%, 11/15/21	35,000	37,450
Discovery Communications LLC, 5.625%, 8/15/19	130,000	142,586
Discovery Communications LLC, 3.25%, 4/1/23	7,000	7,015
Discovery Communications LLC, 4.90%, 3/11/26	50,000	54,274
DISH DBS Corp., 6.75%, 6/1/21	25,000	26,922
DISH DBS Corp., 5.00%, 3/15/23	15,000	14,477
DISH DBS Corp., 5.875%, 11/15/24	70,000	69,300
iHeartCommunications, Inc., 9.00%, 3/1/21	50,000	37,687
Lamar Media Corp., 5.00%, 5/1/23	30,000	31,875
NBCUniversal Media LLC, 4.375%, 4/1/21	140,000	156,635
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	62,917
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	130,000	134,046
Omnicom Group, Inc., 3.60%, 4/15/26	130,000	138,732
Regal Entertainment Group, 5.75%, 3/15/22	30,000	31,538
RR Donnelley & Sons Co., 6.00%, 4/1/24	35,000	34,912
SFR Group SA, 6.00%, 5/15/22(4)	60,000	61,545
SFR Group SA, 7.375%, 5/1/26(4)	35,000	36,181
Sinclair Television Group, Inc., 5.375%, 4/1/21	30,000	31,238
Sirius XM Radio, Inc., 4.625%, 5/15/23(4)	10,000	10,150
Sirius XM Radio, Inc., 5.375%, 4/15/25(4)	50,000	52,500
TEGNA, Inc., 5.50%, 9/15/24(4)	30,000	31,762
Time Warner Cable, Inc., 4.50%, 9/15/42	110,000	106,822
Time Warner, Inc., 3.60%, 7/15/25	50,000	53,648
Time Warner, Inc., 7.70%, 5/1/32	220,000	315,275
Time Warner, Inc., 5.35%, 12/15/43	50,000	60,595
Univision Communications, Inc., 5.125%, 2/15/25(4)	45,000	47,194
Viacom, Inc., 3.125%, 6/15/22	60,000	59,964
Viacom, Inc., 4.25%, 9/1/23	80,000	84,887
Virgin Media Secured Finance plc, 5.25%, 1/15/26(4)	95,000	97,612
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	12,000	12,459
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	80,000	92,047
Wind Acquisition Finance SA, 4.75%, 7/15/20(4)	25,000	25,438
Wind Acquisition Finance SA, 7.375%, 4/23/21(4)	25,000	25,813
WMG Acquisition Corp., 5.625%, 4/15/22(4)	45,000	47,081
		3,920,035
Metals and Mining — 0.1%
Alcoa, Inc., 5.125%, 10/1/24	50,000	53,000
Aleris International, Inc., 9.50%, 4/1/21(4)	10,000	11,000
Allegheny Technologies, Inc., 5.95%, 1/15/21	30,000	28,125
Anglo American Capital plc, 3.625%, 5/14/20(4)	10,000	9,950
Anglo American Capital plc, 4.875%, 5/14/25(4)	25,000	25,187
ArcelorMittal, 6.50%, 3/1/21	80,000	87,200
Barrick North America Finance LLC, 4.40%, 5/30/21	66,000	72,192
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	35,448
First Quantum Minerals Ltd., 6.75%, 2/15/20(4)	30,000	26,400
Freeport-McMoRan, Inc., 3.55%, 3/1/22	55,000	48,125
Freeport-McMoRan, Inc., 3.875%, 3/15/23	5,000	4,313
Freeport-McMoRan, Inc., 5.40%, 11/14/34	55,000	43,175
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	70,000	73,409
HudBay Minerals, Inc., 9.50%, 10/1/20	20,000	20,150
Kinross Gold Corp., 5.125%, 9/1/21	10,000	10,375
Lundin Mining Corp., 7.875%, 11/1/22(4)	20,000	21,500
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	30,976

Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	31,350
Teck Resources Ltd., 4.75%, 1/15/22		45,000	42,314
			674,189
Multi-Utilities — 0.5%
AES Corp., 4.875%, 5/15/23		85,000	86,487
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		60,000	64,350
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		25,000	26,875
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	86,284
Calpine Corp., 5.375%, 1/15/23		25,000	25,141
Calpine Corp., 5.75%, 1/15/25		90,000	90,000
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		20,000	20,625
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	65,057
Constellation Energy Group, Inc., 5.15%, 12/1/20		120,000	133,716
Dominion Resources, Inc., 6.40%, 6/15/18		190,000	205,971
Dominion Resources, Inc., 2.75%, 9/15/22		80,000	81,670
Dominion Resources, Inc., 3.625%, 12/1/24		80,000	85,093
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	80,641
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	242,241
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	85,394
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	10,195
Dynegy, Inc., 7.375%, 11/1/22		60,000	59,400
Edison International, 3.75%, 9/15/17		110,000	112,936
Engie SA, VRN, 4.75%, 7/10/21	EUR	100,000	127,997
Exelon Corp., 4.45%, 4/15/46		$30,000	33,493
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	64,338
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	42,915
FirstEnergy Corp., 4.25%, 3/15/23		120,000	127,080
GenOn Energy, Inc., 9.875%, 10/15/20		45,000	31,838
Georgia Power Co., 4.30%, 3/15/42		50,000	55,520
NiSource Finance Corp., 5.65%, 2/1/45		70,000	91,943
NRG Energy, Inc., 6.25%, 7/15/22		100,000	102,625
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	75,980
Progress Energy, Inc., 3.15%, 4/1/22		60,000	63,098
RWE AG, VRN, 3.50%, 4/21/25	EUR	200,000	189,948
Sempra Energy, 2.875%, 10/1/22		$130,000	134,510
Southern Power Co., 5.15%, 9/15/41		40,000	44,291
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	111,180
Talen Energy Supply LLC, 4.625%, 7/15/19(4)		$35,000	33,075
Virginia Electric & Power Co., 4.45%, 2/15/44		50,000	58,749
Xcel Energy, Inc., 4.80%, 9/15/41		30,000	36,223
			2,986,879
Multiline Retail†
J.C. Penney Corp., Inc., 5.65%, 6/1/20		25,000	25,000
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	118,058
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(4)		20,000	17,214
			160,272
Oil, Gas and Consumable Fuels — 0.8%
Anadarko Petroleum Corp., 5.55%, 3/15/26		40,000	44,329
Anadarko Petroleum Corp., 6.45%, 9/15/36		60,000	69,462
Antero Resources Corp., 5.125%, 12/1/22		55,000	54,587
Apache Corp., 4.75%, 4/15/43		50,000	51,797
BP Capital Markets plc, 4.50%, 10/1/20		40,000	44,190
BP Capital Markets plc, 2.75%, 5/10/23		100,000	101,975

California Resources Corp., 8.00%, 12/15/22(4)		55,000	37,400
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		25,000	20,875
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		45,000	46,350
Cenovus Energy, Inc., 5.70%, 10/15/19		5,000	5,374
Cenovus Energy, Inc., 6.75%, 11/15/39		30,000	32,125
Chesapeake Energy Corp., 8.00%, 12/15/22(4)		30,000	28,650
Chevron Corp., 2.10%, 5/16/21		100,000	101,846
Cimarex Energy Co., 4.375%, 6/1/24		100,000	104,836
Concho Resources, Inc., 6.50%, 1/15/22		50,000	52,250
Concho Resources, Inc., 5.50%, 10/1/22		20,000	20,800
Concho Resources, Inc., 5.50%, 4/1/23		80,000	83,000
ConocoPhillips Holding Co., 6.95%, 4/15/29		40,000	51,195
CONSOL Energy, Inc., 5.875%, 4/15/22		25,000	22,750
Continental Resources, Inc., 5.00%, 9/15/22		25,000	24,313
Continental Resources, Inc., 3.80%, 6/1/24		80,000	72,600
Continental Resources, Inc., 4.90%, 6/1/44		15,000	12,600
Denbury Resources, Inc., 4.625%, 7/15/23		15,000	9,750
Ecopetrol SA, 5.875%, 9/18/23		50,000	54,437
Encana Corp., 3.90%, 11/15/21		10,000	9,932
EOG Resources, Inc., 5.625%, 6/1/19		210,000	229,565
EOG Resources, Inc., 4.10%, 2/1/21		70,000	75,740
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20		15,000	9,750
Exxon Mobil Corp., 2.71%, 3/6/25		140,000	146,383
Exxon Mobil Corp., 3.04%, 3/1/26		50,000	53,111
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21		40,000	37,900
Halcon Resources Corp., 8.625%, 2/1/20(4)		15,000	14,325
Hess Corp., 6.00%, 1/15/40		80,000	83,783
Marathon Oil Corp., 3.85%, 6/1/25		20,000	18,724
Newfield Exploration Co., 5.75%, 1/30/22		120,000	125,100
Noble Energy, Inc., 4.15%, 12/15/21		120,000	127,250
Oasis Petroleum, Inc., 6.875%, 3/15/22		25,000	23,375
Occidental Petroleum Corp., 4.625%, 6/15/45		20,000	23,007
Petrobras Global Finance BV, 8.375%, 5/23/21		55,000	59,315
Phillips 66, 4.30%, 4/1/22		160,000	176,468
QEP Resources, Inc., 5.375%, 10/1/22		50,000	49,750
Range Resources Corp., 5.00%, 8/15/22		45,000	44,775
Sabine Pass LNG LP, 6.50%, 11/1/20		40,000	41,550
Shell International Finance BV, 2.375%, 8/21/22		100,000	102,021
Shell International Finance BV, 3.625%, 8/21/42		70,000	69,345
Shell International Finance BV, 4.55%, 8/12/43		6,000	6,770
Shell International Finance BV, VRN, 1.03%, 11/15/16		1,273,000	1,273,661
SM Energy Co., 5.00%, 1/15/24		25,000	23,031
Statoil ASA, 3.95%, 5/15/43		102,000	108,524
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	50,750
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20(4)		15,000	15,245
Tesoro Corp., 5.375%, 10/1/22		25,000	25,969
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	10,326
Total Capital SA, 2.125%, 8/10/18		90,000	91,499
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	111,940
Whiting Petroleum Corp., 5.75%, 3/15/21		$35,000	31,325
WPX Energy, Inc., 6.00%, 1/15/22		35,000	34,213
			4,451,913

Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(4)		130,000	132,501
International Paper Co., 6.00%, 11/15/41		30,000	36,215
International Paper Co., 4.40%, 8/15/47		80,000	81,623
			250,339
Pharmaceuticals — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24		80,000	85,090
Actavis Funding SCS, 4.55%, 3/15/35		80,000	86,418
Actavis, Inc., 1.875%, 10/1/17		130,000	130,611
Actavis, Inc., 3.25%, 10/1/22		190,000	197,409
Actavis, Inc., 4.625%, 10/1/42		40,000	43,521
Bayer AG, VRN, 2.375%, 10/2/22	EUR	50,000	53,562
Capsugel SA, PIK, 7.00%, 5/15/19(4)		$8,000	8,090
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(4)		80,000	72,800
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		9,000	9,489
Merck & Co., Inc., 2.40%, 9/15/22		110,000	113,604
Quintiles Transnational Corp., 4.875%, 5/15/23(4)		20,000	20,900
Roche Holdings, Inc., 3.35%, 9/30/24(4)		60,000	65,096
Roche Holdings, Inc., 4.00%, 11/28/44(4)		200,000	233,181
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(4)		85,000	74,375
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(4)		85,000	74,906
			1,269,052
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		40,000	44,436
American Tower Corp., 3.375%, 10/15/26		60,000	61,624
Boston Properties LP, 3.65%, 2/1/26		40,000	42,751
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23		50,000	52,375
Corrections Corp. of America, 4.125%, 4/1/20		35,000	33,688
Crown Castle International Corp., 5.25%, 1/15/23		10,000	11,456
Crown Castle International Corp., 4.45%, 2/15/26		80,000	88,423
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		25,000	25,625
DDR Corp., 3.625%, 2/1/25		80,000	81,284
Equinix, Inc., 5.375%, 4/1/23		35,000	37,188
Essex Portfolio LP, 3.625%, 8/15/22		90,000	94,695
Essex Portfolio LP, 3.25%, 5/1/23		30,000	30,813
Hospitality Properties Trust, 4.65%, 3/15/24		160,000	164,290
iStar, Inc., 5.00%, 7/1/19		25,000	25,125
Kilroy Realty LP, 3.80%, 1/15/23		110,000	114,598
Kilroy Realty LP, 4.375%, 10/1/25		30,000	32,582
Kimco Realty Corp., 2.80%, 10/1/26		80,000	79,917
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(4)		20,000	21,750
Welltower, Inc., 3.75%, 3/15/23		100,000	105,418
			1,148,038
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(4)		20,000	20,825
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	153,025
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	111,133
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	18,705
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	44,903
CSX Corp., 4.25%, 6/1/21		14,000	15,427
CSX Corp., 3.40%, 8/1/24		110,000	117,950
Norfolk Southern Corp., 5.75%, 4/1/18		17,000	18,186

Norfolk Southern Corp., 3.25%, 12/1/21	90,000	95,218
Union Pacific Corp., 4.00%, 2/1/21	60,000	65,640
Union Pacific Corp., 4.75%, 9/15/41	120,000	144,876
		785,063
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22	25,000	24,375
Lam Research Corp., 3.90%, 6/15/26	90,000	94,324
Micron Technology, Inc., 5.25%, 8/1/23(4)	10,000	9,725
Micron Technology, Inc., 5.50%, 2/1/25	35,000	34,081
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(4)	50,000	53,349
		215,854
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	60,000	61,125
Intuit, Inc., 5.75%, 3/15/17	302,000	309,351
Microsoft Corp., 2.70%, 2/12/25	120,000	124,248
Microsoft Corp., 3.125%, 11/3/25	60,000	64,271
Nuance Communications, Inc., 5.375%, 8/15/20(4)	10,000	10,263
Oracle Corp., 2.50%, 10/15/22	200,000	205,610
Oracle Corp., 3.625%, 7/15/23	60,000	65,432
Oracle Corp., 3.40%, 7/8/24	80,000	85,871
Oracle Corp., 2.95%, 5/15/25	100,000	103,708
Oracle Corp., 4.30%, 7/8/34	20,000	22,224
Oracle Corp., 4.00%, 7/15/46	70,000	73,900
		1,126,003
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	25,000	26,125
Ashtead Capital, Inc., 5.625%, 10/1/24(4)	21,000	22,181
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(4)	25,000	25,531
Hertz Corp. (The), 6.25%, 10/15/22	40,000	42,400
Home Depot, Inc. (The), 3.35%, 9/15/25	60,000	65,788
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	249,701
Michaels Stores, Inc., 5.875%, 12/15/20(4)	30,000	31,163
Party City Holdings, Inc., 6.125%, 8/15/23(4)	25,000	26,688
Serta Simmons Bedding LLC, 8.125%, 10/1/20(4)	65,000	67,884
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	25,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	20,000	20,075
United Rentals North America, Inc., 4.625%, 7/15/23	105,000	107,814
United Rentals North America, Inc., 5.50%, 7/15/25	70,000	72,362
		782,712
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	12,000	11,998
Apple, Inc., 2.85%, 5/6/21	100,000	105,540
Apple, Inc., 2.50%, 2/9/25	220,000	223,747
Apple, Inc., 4.65%, 2/23/46	30,000	35,136
CommScope Technologies Finance LLC, 6.00%, 6/15/25(4)	55,000	58,644
Dell, Inc., 5.875%, 6/15/19	25,000	26,844
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(4)	60,000	65,045
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(4)	190,000	204,047
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(4)	170,000	177,786
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(4)	50,000	53,415
NCR Corp., 5.00%, 7/15/22	30,000	30,750
Seagate HDD Cayman, 4.75%, 6/1/23	90,000	87,716

Western Digital Corp., 10.50%, 4/1/24(4)		50,000	56,625
			1,137,293
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(4)		65,000	68,331
L Brands, Inc., 5.625%, 2/15/22		40,000	44,450
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22		50,000	44,375
			157,156
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		132,000	138,594
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	166,291
			304,885
Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.25%, 9/15/21		115,000	114,281
Sprint Corp., 7.875%, 9/15/23		35,000	34,125
Sprint Corp., 7.125%, 6/15/24		85,000	79,687
T-Mobile USA, Inc., 6.63%, 4/28/21		50,000	52,563
T-Mobile USA, Inc., 6.625%, 4/1/23		80,000	85,650
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	32,363
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	10,981
			409,650
TOTAL CORPORATE BONDS (Cost $67,147,514)			70,315,808
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.1%
Australia — 0.2%
Australia Government Bond, 4.50%, 4/15/20	AUD	204,000	170,029
Australia Government Bond, 2.75%, 4/21/24	AUD	690,000	555,835
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	230,159
			956,023
Austria — 0.1%
Austria Government Bond, 3.90%, 7/15/20(4)	EUR	248,000	324,332
Austria Government Bond, 0.75%, 10/20/26(4)	EUR	155,000	183,522
Austria Government Bond, 4.15%, 3/15/37(4)	EUR	100,000	189,627
			697,481
Belgium — 0.1%
Belgium Government Bond, 4.25%, 9/28/22	EUR	65,000	93,107
Belgium Government Bond, 2.25%, 6/22/23	EUR	336,000	440,055
Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	68,000	133,571
			666,733
Canada — 0.5%
Canadian Government Bond, 1.50%, 3/1/17	CAD	490,000	375,429
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	288,473
Canadian Government Bond, 4.00%, 6/1/41	CAD	240,000	270,742
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	257,000	215,921
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	690,000	576,332
Province of Ontario Canada, 4.40%, 6/2/19	CAD	325,000	270,788
Province of Quebec Canada, 3.00%, 9/1/23	CAD	445,000	370,980
Province of Quebec Canada, 5.75%, 12/1/36	CAD	345,000	391,341
Province of Quebec Canada, 5.00%, 12/1/41	CAD	55,000	59,620
			2,819,626
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,300,000	122,442
Denmark†
Denmark Government Bond, 7.00%, 11/10/24	DKK	563,000	134,704

Denmark Government Bond, 4.50%, 11/15/39	DKK	285,000	79,915
			214,619
Finland — 0.1%
Finland Government Bond, 4.375%, 7/4/19(4)	EUR	105,000	133,777
Finland Government Bond, 1.625%, 9/15/22(4)	EUR	142,000	177,814
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	17,000	25,859
			337,450
France — 0.6%
France Government Bond OAT, 3.25%, 10/25/21	EUR	1,250,000	1,657,102
France Government Bond OAT, 1.75%, 11/25/24	EUR	639,000	818,070
France Government Bond OAT, 5.50%, 4/25/29	EUR	52,000	95,170
France Government Bond OAT, 3.25%, 5/25/45	EUR	410,000	715,982
			3,286,324
Germany — 0.3%
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	120,000	148,148
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	695,000	826,375
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	111,000	194,611
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	71,000	142,716
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	99,000	205,494
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	48,000	107,270
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	106,000	182,351
			1,806,965
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	189,000	262,013
Italy — 0.8%
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	2,223,000	2,587,344
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	450,000	506,627
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	830,000	1,001,819
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(4)	EUR	260,000	450,826
			4,546,616
Japan — 2.8%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	607,000,000	6,236,593
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	91,400,000	943,070
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	209,250,000	2,845,317
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	152,300,000	2,040,147
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	8,500,000	104,717
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	290,100,000	3,426,711
			15,596,555
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	600,000	151,406
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,300,000	405,037
Netherlands — 0.2%
Netherlands Government Bond, 3.50%, 7/15/20(4)	EUR	361,000	466,950
Netherlands Government Bond, 0.50%, 7/15/26(4)	EUR	180,000	209,885
Netherlands Government Bond, 3.75%, 1/15/42(4)	EUR	73,000	146,052
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	15,000	27,067
			849,954
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	287,000	224,641
Norway — 0.6%
Norway Government Bond, 3.75%, 5/25/21(4)	NOK	26,079,000	3,568,993

Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	570,000	160,291
Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(4)	EUR	1,325,000	1,477,033
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	220,000	163,026
Singapore Government Bond, 3.125%, 9/1/22	SGD	98,000	78,792
			241,818
South Africa — 0.1%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	4,000,000	261,382
Spain — 0.3%
Spain Government Bond, 4.30%, 10/31/19(4)	EUR	555,000	703,942
Spain Government Bond, 5.85%, 1/31/22(4)	EUR	15,000	21,806
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	630,000	746,737
Spain Government Bond, 4.20%, 1/31/37(4)	EUR	90,000	143,105
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	135,000	251,425
			1,867,015
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	2,860,000	408,901
Switzerland — 0.2%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	735,000	847,310
Switzerland Government Bond, 2.50%, 3/8/36	CHF	77,000	120,079
			967,389
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	7,300,000	240,087
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	400,000	122,832
United Kingdom — 0.6%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	285,000	514,237
United Kingdom Gilt, 4.25%, 6/7/32	GBP	137,000	265,725
United Kingdom Gilt, 4.25%, 3/7/36	GBP	289,000	586,872
United Kingdom Gilt, 4.50%, 12/7/42	GBP	495,000	1,125,157
United Kingdom Gilt, 4.25%, 12/7/55	GBP	245,000	642,343
			3,134,334
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $42,839,746)			45,393,960
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 5.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 1.78%, 9/15/16		$67,324	69,057
FHLMC, VRN, 1.84%, 9/15/16		133,694	137,256
FHLMC, VRN, 1.92%, 9/15/16		104,190	106,905
FHLMC, VRN, 1.98%, 9/15/16		128,073	132,263
FHLMC, VRN, 2.05%, 9/15/16		45,691	46,844
FHLMC, VRN, 2.32%, 9/15/16		296,326	304,326
FHLMC, VRN, 2.44%, 9/15/16		70,823	75,158
FHLMC, VRN, 2.69%, 9/15/16		96,496	102,205
FHLMC, VRN, 2.70%, 9/15/16		293,240	310,310
FHLMC, VRN, 2.81%, 9/15/16		172,871	182,795
FHLMC, VRN, 2.94%, 9/15/16		20,003	21,121
FHLMC, VRN, 3.01%, 9/15/16		29,681	31,161
FHLMC, VRN, 3.14%, 9/15/16		121,352	127,443
FHLMC, VRN, 3.65%, 9/15/16		57,752	60,576
FHLMC, VRN, 4.06%, 9/15/16		90,658	95,505
FHLMC, VRN, 4.22%, 9/15/16		138,918	147,072

FHLMC, VRN, 4.78%, 9/15/16	96,651	100,819
FHLMC, VRN, 5.14%, 9/15/16	19,491	20,129
FNMA, VRN, 2.40%, 9/25/16	133,177	138,977
FNMA, VRN, 2.44%, 9/25/16	27,686	28,848
FNMA, VRN, 2.44%, 9/25/16	175,478	183,180
FNMA, VRN, 2.44%, 9/25/16	215,373	224,364
FNMA, VRN, 2.44%, 9/25/16	159,523	165,978
FNMA, VRN, 2.44%, 9/25/16	360,685	376,121
FNMA, VRN, 2.57%, 9/25/16	53,560	56,278
FNMA, VRN, 2.62%, 9/25/16	21,835	22,986
FNMA, VRN, 2.67%, 9/25/16	25,727	26,565
FNMA, VRN, 2.67%, 9/25/16	51,062	54,113
FNMA, VRN, 2.69%, 9/25/16	161,539	171,261
FNMA, VRN, 3.36%, 9/25/16	118,843	124,617
FNMA, VRN, 3.62%, 9/25/16	127,936	135,178
FNMA, VRN, 3.94%, 9/25/16	104,060	109,555
FNMA, VRN, 4.86%, 9/25/16	143,199	151,579
		4,040,545
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.5%
FHLMC, 4.50%, 1/1/19	88,910	91,107
FHLMC, 8.00%, 7/1/30	3,718	4,725
FHLMC, 6.50%, 5/1/31	8,206	9,408
FHLMC, 5.50%, 12/1/33	114,054	128,813
FHLMC, 5.50%, 1/1/38	178,753	199,885
FHLMC, 6.00%, 2/1/38	223,434	255,552
FHLMC, 6.00%, 11/1/38	179,707	205,208
FHLMC, 6.50%, 7/1/47	8,432	9,356
FNMA, 3.00%, 9/14/16(7)	250,000	259,277
FNMA, 3.50%, 9/14/16(7)	1,900,000	2,001,680
FNMA, 4.00%, 9/14/16(7)	355,000	380,211
FNMA, 4.50%, 9/14/16(7)	50,000	54,613
FNMA, 5.00%, 9/1/20	135,560	142,614
FNMA, 7.00%, 6/1/26	358	416
FNMA, 7.50%, 3/1/27	745	747
FNMA, 6.50%, 6/1/29	11,245	12,927
FNMA, 7.00%, 7/1/29	1,777	1,932
FNMA, 7.00%, 3/1/30	6,401	7,247
FNMA, 7.50%, 9/1/30	4,088	5,145
FNMA, 6.50%, 9/1/31	21,366	24,571
FNMA, 7.00%, 9/1/31	10,083	11,300
FNMA, 6.50%, 1/1/32	6,417	7,381
FNMA, 5.50%, 6/1/33	88,567	100,808
FNMA, 5.50%, 8/1/33	453,774	514,924
FNMA, 5.50%, 9/1/33	121,671	139,424
FNMA, 5.00%, 11/1/33	434,002	486,622
FNMA, 5.50%, 1/1/34	365,080	413,985
FNMA, 4.50%, 9/1/35	231,589	253,150
FNMA, 5.00%, 2/1/36	392,512	435,840
FNMA, 5.50%, 4/1/36	70,040	79,286
FNMA, 5.00%, 10/1/36	74,708	82,680
FNMA, 5.50%, 12/1/36	147,747	166,437
FNMA, 5.50%, 1/1/37	442,219	500,048
FNMA, 6.50%, 8/1/37	192,176	215,344

FNMA, 5.00%, 4/1/40	788,722	875,947
FNMA, 4.00%, 1/1/41	987,554	1,081,864
FNMA, 5.00%, 6/1/41	658,522	733,071
FNMA, 4.50%, 7/1/41	512,230	563,275
FNMA, 4.50%, 9/1/41	1,221,002	1,340,226
FNMA, 4.50%, 9/1/41	390,053	427,110
FNMA, 4.00%, 12/1/41	912,700	992,869
FNMA, 4.00%, 1/1/42	565,194	607,846
FNMA, 3.50%, 5/1/42	1,181,334	1,255,539
FNMA, 3.50%, 6/1/42	680,757	725,350
FNMA, 3.00%, 11/1/42	1,309,693	1,361,672
FNMA, 3.50%, 5/1/45	864,601	916,686
FNMA, 3.50%, 2/1/46	1,939,349	2,056,135
FNMA, 6.50%, 8/1/47	24,649	27,569
FNMA, 6.50%, 9/1/47	50,730	56,822
FNMA, 6.50%, 9/1/47	2,530	2,832
FNMA, 6.50%, 9/1/47	27,741	31,061
FNMA, 6.50%, 9/1/47	7,404	8,286
GNMA, 2.50%, 9/21/16(7)	50,000	50,951
GNMA, 3.50%, 9/21/16(7)	175,000	185,698
GNMA, 4.00%, 9/21/16(7)	100,000	106,867
GNMA, 7.00%, 1/15/24	1,678	1,829
GNMA, 8.00%, 7/15/24	4,591	4,846
GNMA, 8.00%, 9/15/24	3,588	3,888
GNMA, 9.00%, 4/20/25	712	811
GNMA, 7.00%, 9/15/25	7,377	7,653
GNMA, 7.50%, 10/15/25	4,538	4,702
GNMA, 7.50%, 2/15/26	10,969	12,264
GNMA, 8.25%, 7/15/26	28,640	29,601
GNMA, 7.00%, 12/15/27	15,108	15,303
GNMA, 6.50%, 2/15/28	6,211	7,151
GNMA, 6.50%, 3/15/28	9,657	11,112
GNMA, 6.50%, 4/15/28	1,193	1,374
GNMA, 6.00%, 10/15/28	20,637	23,818
GNMA, 7.00%, 5/15/31	8,226	9,931
GNMA, 5.50%, 11/15/32	61,972	69,941
GNMA, 6.50%, 10/15/38	759,756	902,397
GNMA, 4.50%, 5/20/41	626,231	685,105
GNMA, 4.50%, 6/15/41	309,423	347,700
GNMA, 4.00%, 12/15/41	1,207,286	1,299,058
GNMA, 3.50%, 6/20/42	504,822	538,510
GNMA, 3.50%, 7/20/42	386,225	410,929
GNMA, 3.50%, 4/20/45	175,621	186,439
GNMA, 2.50%, 7/20/46	189,300	193,110
		25,377,811
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $28,387,154)		29,418,356
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	702,870	709,110
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 9/1/16	745,834	717,278
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.39%, 9/1/16	296,942	292,614
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.62%, 9/1/16	177,627	171,049
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.90%, 9/1/16	1,249,794	1,258,819

GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.00%, 9/1/16	946,112	946,246
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/16(4)	118,267	119,783
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 9/1/16(4)	335,797	347,462
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 9/1/16(4)	156,091	159,874
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 9/1/16	503,980	511,241
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.26%, 9/26/16	513,283	473,237
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 9/1/16(4)	197,938	204,479
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.74%, 9/1/16	88,595	87,271
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.84%, 9/1/16	55,935	56,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.93%, 9/1/16	106,725	110,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 9/1/16	824,346	825,464
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.01%, 9/1/16	115,798	111,419
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.22%, 9/1/16	111,959	105,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 4.80%, 9/1/16	26,991	25,784
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 3.03%, 9/1/16	78,417	77,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	277,401	275,346
		7,585,929
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	306,512	333,926
FNMA, Series 2016-C04, Class 1M1, VRN, 1.97%, 9/26/16	318,509	320,255
FNMA, Series 2016-C04, Class 1M2, VRN, 4.77%, 9/26/16	130,000	132,857
FNMA, Series 2016-C05, Class 2M1, VRN, 1.87%, 9/26/16	149,182	149,733
FNMA, Series 2016-C05, Class 2M2, VRN, 4.97%, 9/26/16	90,000	91,761
		1,028,532
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,623,012)		8,614,461
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.31%, 9/15/16(4)	450,000	449,711
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	400,000	420,905
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	425,000	457,078
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.46%, 9/15/16(4)	768,179	766,331
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.31%, 9/15/16(4)	175,000	173,525
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	375,000	422,500
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 9/1/16	425,000	473,386
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 9/1/16	108,000	120,187
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	375,000	412,738
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 9/1/16	125,000	133,760
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 9/1/16	75,000	84,655
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	500,000	532,191
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	107,353
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	275,000	301,332
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 9/10/16(4)	600,000	632,969
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.41%, 9/15/16(4)	850,000	842,474
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	200,000	207,581
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 9/1/16	75,000	79,200
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(4)	600,000	638,565
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,978,171)		7,256,441
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	156,568
Illinois Housing Development Authority Rev., VRDN, 0.65%, 9/1/16 (LIQ FAC: FHLB)	2,150,000	2,150,000

Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	14,584
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	30,000	40,674
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	44,516
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	159,700
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	13,949
New York City GO, 6.27%, 12/1/37	40,000	57,635
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	132,552
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 0.67%, 9/7/16 (LOC: FNMA)	545,000	545,000
Pasadena Public Financing Authority Rev., VRDN, 0.60%, 9/1/16 (SBBPA: Bank of the West)	2,545,000	2,545,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	63,965
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	17,780
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	150,000	195,978
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	241,517
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	13,121
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	100,995
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,910
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	135,516
State of California GO, 7.55%, 4/1/39	30,000	48,791
State of California GO, 7.30%, 10/1/39	55,000	85,158
State of California GO, 7.60%, 11/1/40	65,000	107,767
State of Illinois GO, 5.10%, 6/1/33	65,000	63,571
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	97,464
State of Texas GO, 5.52%, 4/1/39	15,000	21,324
State of Washington GO, 5.14%, 8/1/40	5,000	6,784
TOTAL MUNICIPAL SECURITIES (Cost $6,609,786)		7,067,819
ASSET-BACKED SECURITIES(6) — 1.2%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.51%, 9/17/16(4)	188,777	188,095
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(4)	400,000	402,558
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	75,000	76,023
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.87%, 9/15/16	375,000	375,338
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 1.01%, 9/15/16(4)	450,000	450,600
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.92%, 9/7/16(4)	294,687	293,916
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.41%, 9/22/16(4)	250,581	250,890
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	48,363	48,267
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(4)	457,351	458,105
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	350,000	350,196
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.91%, 9/12/16(4)	249,653	249,594
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	75,886	75,559
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	357,492	354,596
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.91%, 9/17/16(4)	459,859	460,587
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.51%, 9/17/16(4)	48,833	48,598
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.71%, 9/17/16(4)	523,815	524,252
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	259,528	261,158
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	225,000	224,320
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(4)	334,165	331,586
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(4)	45,425	45,552
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	326,639	324,863
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	207,857	208,813
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(4)	276,963	278,363
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	119,301	119,225
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.84%, 9/15/16	188,703	188,787

US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	69,723	74,343
TOTAL ASSET-BACKED SECURITIES (Cost $6,646,797)		6,664,184
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 2.125%, 4/24/26	110,000	112,723
FNMA, 6.625%, 11/15/30	1,850,000	2,840,901
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,649,391)		2,953,624
COMMERCIAL PAPER(2) — 0.4%
Royal Bank of Canada, 0.77%, 10/14/16	700,000	700,322
University of Texas System (The), 0.00%, 11/15/16	1,600,000	1,599,968
TOTAL COMMERCIAL PAPER (Cost $2,300,127)		2,300,290
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Japan ETF	6,312	77,511
iShares Russell 1000 Growth ETF	4,635	482,874
iShares Russell 1000 Value ETF	2,100	223,419
iShares Russell 2000 Value ETF	130	13,566
iShares Russell Mid-Cap Value ETF	12,771	980,557
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,631,936)		1,777,927
TEMPORARY CASH INVESTMENTS — 3.1%
Federal Home Loan Bank Discount Notes, 0.53%, 9/2/16(2)	1,825,000	1,825,013
State Street Institutional Liquid Reserves Fund, Premier Class	3,447,709	3,447,709
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,983,171	11,983,171
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,255,880)		17,255,893
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $507,304,216)		562,099,770
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,513,186)
TOTAL NET ASSETS — 100.0%		$559,586,584

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	137,792	USD	99,232	UBS AG	9/21/16	4,277
AUD	216,090	USD	161,288	UBS AG	9/21/16	1,039
AUD	257,811	USD	192,428	UBS AG	9/21/16	1,240
AUD	257,811	USD	194,530	UBS AG	9/21/16	(862)
AUD	99,310	USD	74,175	UBS AG	9/21/16	427
AUD	87,390	USD	65,272	UBS AG	9/21/16	376
USD	398,081	AUD	552,768	UBS AG	9/21/16	(17,158)
USD	194,380	AUD	257,811	UBS AG	9/21/16	712
CAD	127,351	USD	98,372	JPMorgan Chase Bank N.A.	9/21/16	(1,251)
CAD	38	USD	29	JPMorgan Chase Bank N.A.	9/21/16	—
CAD	15,290	USD	11,644	JPMorgan Chase Bank N.A.	9/21/16	16
CAD	26,996	USD	20,481	Morgan Stanley	9/30/16	107
CAD	33,783	USD	25,807	Morgan Stanley	9/30/16	(42)
CAD	26,334	USD	20,116	Morgan Stanley	9/30/16	(33)
CAD	9,577	USD	7,260	Morgan Stanley	9/30/16	44
CAD	1,073	USD	828	Morgan Stanley	9/30/16	(9)
CAD	30,123	USD	23,490	Morgan Stanley	9/30/16	(516)
CAD	1,511	USD	1,171	Morgan Stanley	9/30/16	(18)
CAD	27,403	USD	21,274	Morgan Stanley	9/30/16	(375)

USD	568,473	CAD	745,234	JPMorgan Chase Bank N.A.	9/21/16	139
USD	924,889	CAD	1,212,474	JPMorgan Chase Bank N.A.	9/21/16	227
USD	82,432	CAD	107,798	JPMorgan Chase Bank N.A.	9/21/16	222
USD	93,595	CAD	122,396	JPMorgan Chase Bank N.A.	9/21/16	253
USD	24,658	CAD	32,358	JPMorgan Chase Bank N.A.	9/21/16	(19)
USD	27,070	CAD	35,545	JPMorgan Chase Bank N.A.	9/21/16	(38)
USD	620,330	CAD	811,318	Morgan Stanley	9/30/16	1,571
USD	606,303	CAD	792,972	Morgan Stanley	9/30/16	1,535
USD	182,120	CAD	238,191	Morgan Stanley	9/30/16	461
USD	20,523	CAD	26,842	Morgan Stanley	9/30/16	52
USD	18,615	CAD	24,152	Morgan Stanley	9/30/16	196
USD	16,406	CAD	21,286	Morgan Stanley	9/30/16	172
USD	26,769	CAD	34,551	Morgan Stanley	9/30/16	418
USD	6,314	CAD	8,150	Morgan Stanley	9/30/16	99
USD	22,527	CAD	29,076	Morgan Stanley	9/30/16	352
USD	19,998	CAD	25,959	Morgan Stanley	9/30/16	201
USD	8,523	CAD	11,131	Morgan Stanley	9/30/16	34
USD	692	CAD	904	Morgan Stanley	9/30/16	3
USD	17,777	CAD	23,119	Morgan Stanley	9/30/16	145
USD	32,862	CAD	42,673	Morgan Stanley	9/30/16	317
USD	21,627	CAD	28,269	Morgan Stanley	9/30/16	67
USD	7,557	CAD	9,766	Morgan Stanley	9/30/16	109
USD	30,241	CAD	39,398	Morgan Stanley	9/30/16	195
USD	6,304	CAD	8,212	Morgan Stanley	9/30/16	41
USD	12,025	CAD	15,682	Morgan Stanley	9/30/16	65
USD	33,159	CAD	43,771	Morgan Stanley	9/30/16	(223)
USD	605	CAD	797	Morgan Stanley	9/30/16	(2)
USD	1,550	CAD	2,032	Morgan Stanley	9/30/16	—
USD	622	CAD	815	Morgan Stanley	9/30/16	—
USD	27,334	CAD	35,796	Morgan Stanley	9/30/16	34
USD	663	CAD	869	Morgan Stanley	9/30/16	1
USD	1,010	CAD	1,319	Morgan Stanley	9/30/16	4
USD	877	CAD	1,148	Morgan Stanley	9/30/16	1
USD	17,521	CAD	22,841	Morgan Stanley	9/30/16	101
USD	19,653	CAD	25,849	Morgan Stanley	9/30/16	(62)
USD	881	CAD	1,157	Morgan Stanley	9/30/16	(1)
USD	22,817	CAD	29,949	Morgan Stanley	9/30/16	(24)
USD	20,325	CAD	26,361	Morgan Stanley	9/30/16	221
USD	5,007	CAD	6,472	Morgan Stanley	9/30/16	71
USD	18,096	CAD	23,250	Morgan Stanley	9/30/16	365
USD	6,193	CAD	8,000	Morgan Stanley	9/30/16	92
USD	6,189	CAD	8,105	Morgan Stanley	9/30/16	7
CHF	15,939	USD	16,172	UBS AG	9/21/16	52
CHF	113,188	USD	115,540	UBS AG	9/21/16	(330)
CHF	90,512	USD	92,393	UBS AG	9/21/16	(264)
USD	452,868	CHF	446,338	UBS AG	9/21/16	(1,443)
USD	109,018	CHF	107,694	UBS AG	9/21/16	(600)
USD	119,722	CHF	118,268	UBS AG	9/21/16	(659)
USD	88,601	CHF	85,969	UBS AG	9/21/16	1,096
CLP	50,734,779	USD	76,523	UBS AG	9/21/16	(2,107)
CLP	47,206,487	USD	71,201	UBS AG	9/21/16	(1,960)
USD	156,175	CLP	109,041,698	UBS AG	9/21/16	(3,764)
USD	135,445	CLP	94,567,376	UBS AG	9/21/16	(3,265)

USD	69,818	CLP	46,450,182	UBS AG	9/21/16	1,686
USD	67,916	CLP	45,184,732	UBS AG	9/21/16	1,640
COP	336,454,575	USD	106,221	UBS AG	9/21/16	6,557
COP	368,554,153	USD	116,355	UBS AG	9/21/16	7,183
CZK	32,420	USD	1,339	UBS AG	9/21/16	(1)
USD	65,200	CZK	1,578,058	UBS AG	9/21/16	27
DKK	273,883	USD	41,219	UBS AG	9/21/16	(135)
DKK	18,848	USD	2,825	UBS AG	9/21/16	2
USD	70,019	DKK	465,242	UBS AG	9/21/16	230
EUR	53,829	USD	61,341	JPMorgan Chase Bank N.A.	9/21/16	(1,250)
EUR	1,286,032	USD	1,439,366	JPMorgan Chase Bank N.A.	9/21/16	(3,717)
EUR	423,043	USD	473,482	JPMorgan Chase Bank N.A.	9/21/16	(1,223)
EUR	27,406	USD	31,085	JPMorgan Chase Bank N.A.	9/21/16	(491)
EUR	32,738	USD	36,678	JPMorgan Chase Bank N.A.	9/21/16	(131)
EUR	217,721	USD	246,605	JPMorgan Chase Bank N.A.	9/21/16	(3,554)
EUR	118,132	USD	133,805	JPMorgan Chase Bank N.A.	9/21/16	(1,929)
EUR	508,158	USD	578,520	JPMorgan Chase Bank N.A.	9/21/16	(11,243)
EUR	84,082	USD	93,031	JPMorgan Chase Bank N.A.	9/21/16	833
EUR	68,999	USD	76,490	JPMorgan Chase Bank N.A.	9/21/16	537
EUR	499,995	USD	555,452	JPMorgan Chase Bank N.A.	9/21/16	2,712
EUR	701,543	USD	779,355	JPMorgan Chase Bank N.A.	9/21/16	3,806
EUR	64,587	USD	71,938	JPMorgan Chase Bank N.A.	9/21/16	163
EUR	68,889	USD	76,963	JPMorgan Chase Bank N.A.	9/21/16	(60)
EUR	380,225	USD	421,698	JPMorgan Chase Bank N.A.	9/21/16	2,763
EUR	409,659	USD	453,521	JPMorgan Chase Bank N.A.	9/21/16	3,797
EUR	61,745	USD	68,577	JPMorgan Chase Bank N.A.	9/21/16	351
EUR	83,931	USD	93,219	JPMorgan Chase Bank N.A.	9/21/16	477
EUR	87,466	USD	97,466	JPMorgan Chase Bank N.A.	9/21/16	177
EUR	62,476	USD	69,618	JPMorgan Chase Bank N.A.	9/21/16	126
EUR	39,631	USD	44,399	JPMorgan Chase Bank N.A.	9/21/16	(157)
EUR	119,614	USD	133,877	JPMorgan Chase Bank N.A.	9/21/16	(347)
EUR	80,185	USD	89,244	JPMorgan Chase Bank N.A.	9/21/16	269
EUR	6,259	USD	6,992	JPMorgan Chase Bank N.A.	9/21/16	(5)
EUR	41,134	USD	45,954	JPMorgan Chase Bank N.A.	9/21/16	(35)
EUR	20,580	USD	23,300	JPMorgan Chase Bank N.A.	9/21/16	(326)
EUR	15,279	USD	17,220	JPMorgan Chase Bank N.A.	9/21/16	(164)
EUR	96,737	USD	109,237	JPMorgan Chase Bank N.A.	9/21/16	(1,246)
EUR	27,285	USD	30,503	JPMorgan Chase Bank N.A.	9/21/16	(44)
EUR	21,275	USD	23,710	JPMorgan Chase Bank N.A.	9/21/16	40
EUR	63,060	USD	69,980	UBS AG	9/21/16	416
EUR	3,513	USD	3,890	UBS AG	9/30/16	33
EUR	16,391	USD	18,149	UBS AG	9/30/16	156
EUR	190	USD	211	UBS AG	9/30/16	1
EUR	74,522	USD	82,668	UBS AG	9/30/16	558
EUR	229	USD	254	UBS AG	9/30/16	2
EUR	20,474	USD	22,696	UBS AG	9/30/16	169
EUR	16,104	USD	17,748	UBS AG	9/30/16	237
EUR	35,688	USD	39,328	UBS AG	9/30/16	529
EUR	159	USD	176	UBS AG	9/30/16	1
EUR	133	USD	149	UBS AG	9/30/16	—
EUR	8,097	USD	9,112	UBS AG	9/30/16	(68)
EUR	188	USD	211	UBS AG	9/30/16	(2)
EUR	19,541	USD	21,879	UBS AG	9/30/16	(55)

EUR	164	USD	183	UBS AG	9/30/16	—
EUR	10,730	USD	12,188	UBS AG	9/30/16	(204)
EUR	176	USD	200	UBS AG	9/30/16	(3)
EUR	32,188	USD	36,455	UBS AG	9/30/16	(507)
EUR	580	USD	653	UBS AG	9/30/16	(4)
USD	9,305,495	EUR	8,314,194	JPMorgan Chase Bank N.A.	9/21/16	24,029
USD	3,537,275	EUR	3,160,454	JPMorgan Chase Bank N.A.	9/21/16	9,134
USD	61,762	EUR	54,176	JPMorgan Chase Bank N.A.	9/21/16	1,283
USD	133,392	EUR	117,283	JPMorgan Chase Bank N.A.	9/21/16	2,464
USD	124,832	EUR	109,757	JPMorgan Chase Bank N.A.	9/21/16	2,306
USD	42,514	EUR	37,631	JPMorgan Chase Bank N.A.	9/21/16	505
USD	100,592	EUR	88,117	JPMorgan Chase Bank N.A.	9/21/16	2,224
USD	202,809	EUR	181,696	JPMorgan Chase Bank N.A.	9/21/16	(25)
USD	149,909	EUR	135,266	JPMorgan Chase Bank N.A.	9/21/16	(1,094)
USD	204,963	EUR	184,943	JPMorgan Chase Bank N.A.	9/21/16	(1,496)
USD	169,740	EUR	153,005	JPMorgan Chase Bank N.A.	9/21/16	(1,066)
USD	47,402	EUR	42,729	JPMorgan Chase Bank N.A.	9/21/16	(298)
USD	98,775	EUR	88,681	JPMorgan Chase Bank N.A.	9/21/16	(223)
USD	397,813	EUR	356,004	JPMorgan Chase Bank N.A.	9/21/16	391
USD	646,894	EUR	578,908	JPMorgan Chase Bank N.A.	9/21/16	636
USD	153,728	EUR	137,600	JPMorgan Chase Bank N.A.	9/21/16	120
USD	271,919	EUR	243,734	JPMorgan Chase Bank N.A.	9/21/16	(171)
USD	157,428	EUR	141,110	JPMorgan Chase Bank N.A.	9/21/16	(99)
USD	43,843	EUR	39,498	JPMorgan Chase Bank N.A.	9/21/16	(250)
USD	99,910	EUR	90,008	JPMorgan Chase Bank N.A.	9/21/16	(570)
USD	320,329	EUR	289,117	JPMorgan Chase Bank N.A.	9/21/16	(2,424)
USD	46,464	EUR	42,133	JPMorgan Chase Bank N.A.	9/21/16	(571)
USD	54,899	EUR	49,782	JPMorgan Chase Bank N.A.	9/21/16	(675)
USD	95,080	EUR	84,870	JPMorgan Chase Bank N.A.	9/21/16	337
USD	60,769	EUR	54,295	JPMorgan Chase Bank N.A.	9/21/16	157
USD	62,349	EUR	55,510	JPMorgan Chase Bank N.A.	9/21/16	381
USD	121,737	EUR	108,384	JPMorgan Chase Bank N.A.	9/21/16	744
USD	7,071	EUR	6,342	JPMorgan Chase Bank N.A.	9/21/16	(8)
USD	25,410	EUR	22,708	JPMorgan Chase Bank N.A.	9/21/16	60
USD	82,454	EUR	73,033	JPMorgan Chase Bank N.A.	9/21/16	924
USD	15,531	EUR	13,731	JPMorgan Chase Bank N.A.	9/21/16	203
USD	27,512	EUR	24,346	JPMorgan Chase Bank N.A.	9/21/16	334
USD	54,954	EUR	49,311	JPMorgan Chase Bank N.A.	9/21/16	(94)
USD	75,446	EUR	68,394	UBS AG	9/21/16	(906)
USD	1,036,743	EUR	938,080	UBS AG	9/30/16	(10,910)
USD	367,278	EUR	332,325	UBS AG	9/30/16	(3,865)
USD	166,783	EUR	150,911	UBS AG	9/30/16	(1,755)
USD	6,063	EUR	5,486	UBS AG	9/30/16	(64)
USD	16,116	EUR	14,511	UBS AG	9/30/16	(90)
USD	5,627	EUR	5,067	UBS AG	9/30/16	(31)
USD	150	EUR	135	UBS AG	9/30/16	(1)
USD	12,801	EUR	11,473	UBS AG	9/30/16	(12)
USD	9,898	EUR	8,901	UBS AG	9/30/16	(42)
USD	8,214	EUR	7,406	UBS AG	9/30/16	(57)
USD	13,099	EUR	11,793	UBS AG	9/30/16	(72)
USD	240	EUR	216	UBS AG	9/30/16	(1)
USD	14,113	EUR	12,707	UBS AG	9/30/16	(77)
USD	27,927	EUR	25,071	UBS AG	9/30/16	(72)

USD	5,336	EUR	4,812	UBS AG	9/30/16	(38)
USD	15,273	EUR	13,834	UBS AG	9/30/16	(178)
USD	11,424	EUR	10,348	UBS AG	9/30/16	(133)
USD	144	EUR	131	UBS AG	9/30/16	(2)
USD	9,557	EUR	8,671	UBS AG	9/30/16	(126)
USD	855	EUR	764	UBS AG	9/30/16	2
USD	225	EUR	203	UBS AG	9/30/16	(1)
USD	28,088	EUR	25,298	UBS AG	9/30/16	(165)
USD	280	EUR	251	UBS AG	9/30/16	(1)
USD	12,444	EUR	11,107	UBS AG	9/30/16	39
USD	9,940	EUR	8,886	UBS AG	9/30/16	17
USD	293	EUR	259	UBS AG	9/30/16	3
USD	14,213	EUR	12,596	UBS AG	9/30/16	145
USD	12,665	EUR	11,176	UBS AG	9/30/16	183
USD	6,986	EUR	6,196	UBS AG	9/30/16	67
USD	341	EUR	302	UBS AG	9/30/16	3
USD	164	EUR	147	UBS AG	9/30/16	—
GBP	57,747	USD	76,719	JPMorgan Chase Bank N.A.	9/21/16	(855)
GBP	20,314	USD	26,957	Morgan Stanley	9/21/16	(269)
GBP	82,641	USD	107,737	UBS AG	9/21/16	831
GBP	499,550	USD	645,833	UBS AG	9/21/16	10,440
GBP	57,586	USD	75,750	UBS AG	9/21/16	(98)
GBP	62,773	USD	82,573	UBS AG	9/21/16	(106)
GBP	41,947	USD	55,331	UBS AG	9/21/16	(225)
GBP	41,947	USD	55,331	UBS AG	9/21/16	(225)
GBP	9,214	USD	12,120	Credit Suisse AG	9/30/16	(13)
GBP	7,276	USD	9,639	Credit Suisse AG	9/30/16	(77)
GBP	16,455	USD	21,990	Credit Suisse AG	9/30/16	(367)
GBP	6,228	USD	8,080	Credit Suisse AG	9/30/16	103
GBP	7,426	USD	9,805	Credit Suisse AG	9/30/16	(46)
GBP	6,409	USD	8,450	Credit Suisse AG	9/30/16	(29)
USD	70,238	GBP	52,521	JPMorgan Chase Bank N.A.	9/21/16	1,240
USD	45,011	GBP	33,880	JPMorgan Chase Bank N.A.	9/21/16	501
USD	415,813	GBP	287,806	UBS AG	9/21/16	37,714
USD	2,110,313	GBP	1,460,657	UBS AG	9/21/16	191,406
USD	89,765	GBP	67,647	UBS AG	9/21/16	895
USD	105,632	GBP	80,321	UBS AG	9/21/16	112
USD	90,132	GBP	68,535	UBS AG	9/21/16	95
USD	38,178	GBP	28,762	UBS AG	9/21/16	393
USD	31,000	GBP	23,329	UBS AG	9/21/16	352
USD	36,955	GBP	28,209	UBS AG	9/21/16	(104)
USD	60,042	GBP	45,832	UBS AG	9/21/16	(169)
USD	282,238	GBP	218,734	Credit Suisse AG	9/30/16	(5,191)
USD	20,802	GBP	15,791	Credit Suisse AG	9/30/16	52
USD	14,706	GBP	11,076	Credit Suisse AG	9/30/16	152
USD	23,405	GBP	17,734	Credit Suisse AG	9/30/16	101
USD	21,665	GBP	16,479	Credit Suisse AG	9/30/16	11
USD	22,794	GBP	17,331	Credit Suisse AG	9/30/16	20
USD	8,449	GBP	6,477	Credit Suisse AG	9/30/16	(62)
USD	9,866	GBP	7,636	Credit Suisse AG	9/30/16	(168)
USD	14,182	GBP	10,845	Credit Suisse AG	9/30/16	(69)
HKD	83,994	USD	10,824	JPMorgan Chase Bank N.A.	9/21/16	6
HUF	21,272,633	USD	75,806	JPMorgan Chase Bank N.A.	9/21/16	826

HUF	23,050,873	USD	82,143	JPMorgan Chase Bank N.A.	9/21/16	895
HUF	20,479,828	USD	73,732	JPMorgan Chase Bank N.A.	9/21/16	44
HUF	22,328,817	USD	80,389	JPMorgan Chase Bank N.A.	9/21/16	48
USD	73,058	HUF	20,221,835	JPMorgan Chase Bank N.A.	9/21/16	212
USD	80,033	HUF	22,152,202	JPMorgan Chase Bank N.A.	9/21/16	232
USD	75,620	HUF	21,530,626	JPMorgan Chase Bank N.A.	9/21/16	(1,941)
USD	81,580	HUF	23,227,488	JPMorgan Chase Bank N.A.	9/21/16	(2,094)
IDR	1,424,803,951	USD	107,940	UBS AG	9/21/16	(978)
IDR	474,148,728	USD	36,043	UBS AG	9/21/16	(448)
IDR	1,545,282,277	USD	117,067	UBS AG	9/21/16	(1,061)
IDR	525,114,382	USD	39,917	UBS AG	9/21/16	(497)
USD	78,915	ILS	304,174	JPMorgan Chase Bank N.A.	9/21/16	(1,640)
INR	7,982,538	USD	116,687	UBS AG	9/21/16	2,159
INR	7,287,291	USD	106,524	UBS AG	9/21/16	1,971
JPY	6,039,876	USD	57,050	Credit Suisse AG	9/21/16	1,373
JPY	4,647,914	USD	43,714	JPMorgan Chase Bank N.A.	9/21/16	1,245
JPY	202,743,955	USD	1,869,562	JPMorgan Chase Bank N.A.	9/21/16	91,539
JPY	10,297,780	USD	98,900	JPMorgan Chase Bank N.A.	9/21/16	708
JPY	3,125,545	USD	29,663	JPMorgan Chase Bank N.A.	9/21/16	570
JPY	17,495,040	USD	171,730	JPMorgan Chase Bank N.A.	9/21/16	(2,504)
JPY	10,822,289	USD	105,811	JPMorgan Chase Bank N.A.	9/21/16	(1,129)
JPY	17,154,631	USD	169,322	JPMorgan Chase Bank N.A.	9/21/16	(3,388)
JPY	44,944,854	USD	443,620	JPMorgan Chase Bank N.A.	9/21/16	(8,877)
JPY	10,178,895	USD	96,480	JPMorgan Chase Bank N.A.	9/21/16	1,978
JPY	11,363,655	USD	107,710	JPMorgan Chase Bank N.A.	9/21/16	2,208
JPY	10,541,498	USD	103,053	JPMorgan Chase Bank N.A.	9/21/16	(1,088)
JPY	4,904,670	USD	48,038	JPMorgan Chase Bank N.A.	9/21/16	(596)
JPY	4,439,945	USD	43,943	JPMorgan Chase Bank N.A.	9/21/16	(996)
JPY	10,942,063	USD	108,295	JPMorgan Chase Bank N.A.	9/21/16	(2,455)
JPY	2,973,837	USD	29,205	JPMorgan Chase Bank N.A.	9/21/16	(439)
JPY	7,480,923	USD	74,760	JPMorgan Chase Bank N.A.	9/21/16	(2,399)
JPY	2,373,754	USD	23,722	JPMorgan Chase Bank N.A.	9/21/16	(761)
JPY	4,595,363	USD	44,987	JPMorgan Chase Bank N.A.	9/21/16	(537)
JPY	7,066,820	USD	69,181	JPMorgan Chase Bank N.A.	9/21/16	(825)
JPY	3,660,170	USD	35,407	JPMorgan Chase Bank N.A.	9/21/16	(3)
JPY	5,765,207	USD	55,770	JPMorgan Chase Bank N.A.	9/21/16	(5)
JPY	7,146,973	USD	67,560	Morgan Stanley	9/21/16	1,571
JPY	868,308	USD	8,521	Credit Suisse AG	9/30/16	(118)
USD	40,662	JPY	4,304,929	Credit Suisse AG	9/21/16	(978)
USD	35,347	JPY	3,833,172	JPMorgan Chase Bank N.A.	9/21/16	(1,731)
USD	6,007,290	JPY	651,458,129	JPMorgan Chase Bank N.A.	9/21/16	(294,133)
USD	77,165	JPY	8,236,853	JPMorgan Chase Bank N.A.	9/21/16	(2,508)
USD	51,625	JPY	5,358,407	JPMorgan Chase Bank N.A.	9/21/16	(206)
USD	55,179	JPY	5,751,287	JPMorgan Chase Bank N.A.	9/21/16	(452)
USD	277,825	JPY	29,273,912	JPMorgan Chase Bank N.A.	9/21/16	(5,335)
USD	159,337	JPY	16,186,396	JPMorgan Chase Bank N.A.	9/21/16	2,769
USD	166,153	JPY	16,878,769	JPMorgan Chase Bank N.A.	9/21/16	2,888
USD	79,383	JPY	8,173,630	JPMorgan Chase Bank N.A.	9/21/16	321
USD	73,038	JPY	7,520,307	JPMorgan Chase Bank N.A.	9/21/16	295
USD	77,145	JPY	7,913,148	JPMorgan Chase Bank N.A.	9/21/16	603
USD	123,429	JPY	12,660,639	JPMorgan Chase Bank N.A.	9/21/16	965
USD	51,057	JPY	5,226,164	JPMorgan Chase Bank N.A.	9/21/16	505
USD	36,708	JPY	3,757,416	JPMorgan Chase Bank N.A.	9/21/16	363

USD	106,761	JPY	10,916,851	JPMorgan Chase Bank N.A.	9/21/16	1,164
USD	29,553	JPY	2,999,426	JPMorgan Chase Bank N.A.	9/21/16	540
USD	76,841	JPY	7,798,895	JPMorgan Chase Bank N.A.	9/21/16	1,404
USD	33,099	JPY	3,500,975	JPMorgan Chase Bank N.A.	9/21/16	(765)
USD	50,917	JPY	5,427,268	JPMorgan Chase Bank N.A.	9/21/16	(1,580)
USD	21,963	JPY	2,324,051	JPMorgan Chase Bank N.A.	9/21/16	(517)
USD	23,335	JPY	2,469,304	JPMorgan Chase Bank N.A.	9/21/16	(550)
USD	45,658	JPY	4,662,677	JPMorgan Chase Bank N.A.	9/21/16	557
USD	148,863	JPY	15,198,914	JPMorgan Chase Bank N.A.	9/21/16	1,847
USD	44,523	JPY	4,494,424	JPMorgan Chase Bank N.A.	9/21/16	1,049
USD	58,861	JPY	5,995,257	JPMorgan Chase Bank N.A.	9/21/16	870
USD	41,074	JPY	4,153,553	JPMorgan Chase Bank N.A.	9/21/16	898
USD	3,492	JPY	348,200	JPMorgan Chase Bank N.A.	9/21/16	124
USD	13,528	JPY	1,355,591	JPMorgan Chase Bank N.A.	9/21/16	415
USD	30,951	JPY	3,094,350	JPMorgan Chase Bank N.A.	9/21/16	1,020
USD	36,491	JPY	3,860,215	Morgan Stanley	9/21/16	(848)
USD	146,573	JPY	14,943,124	Credit Suisse AG	9/30/16	1,964
USD	10,759	JPY	1,115,197	Credit Suisse AG	9/30/16	(33)
USD	5,303	JPY	559,694	Credit Suisse AG	9/30/16	(113)
USD	6,399	JPY	672,995	Credit Suisse AG	9/30/16	(114)
USD	7,044	JPY	716,383	Credit Suisse AG	9/30/16	112
KRW	911,243,537	USD	765,622	UBS AG	9/21/16	50,888
USD	115,289	KRW	134,138,647	UBS AG	9/21/16	(4,905)
USD	118,426	KRW	137,788,985	UBS AG	9/21/16	(5,038)
USD	35,838	KRW	40,748,081	UBS AG	9/21/16	(674)
USD	41,363	KRW	47,029,362	UBS AG	9/21/16	(777)
MXN	789,126	USD	41,847	JPMorgan Chase Bank N.A.	9/21/16	38
MXN	3,663,885	USD	194,296	JPMorgan Chase Bank N.A.	9/21/16	177
MXN	1,270,822	USD	68,836	JPMorgan Chase Bank N.A.	9/21/16	(1,383)
MXN	1,376,366	USD	74,553	JPMorgan Chase Bank N.A.	9/21/16	(1,498)
MYR	490,790	USD	120,086	UBS AG	9/21/16	(249)
MYR	464,723	USD	113,708	UBS AG	9/21/16	(236)
MYR	442,853	USD	109,631	UBS AG	9/21/16	(1,499)
MYR	484,065	USD	119,833	UBS AG	9/21/16	(1,639)
MYR	637,831	USD	157,723	UBS AG	9/21/16	(1,983)
MYR	607,445	USD	150,209	UBS AG	9/21/16	(1,889)
USD	166,587	MYR	694,503	UBS AG	9/21/16	(2,990)
USD	26,142	MYR	108,987	UBS AG	9/21/16	(469)
USD	117,701	MYR	468,416	UBS AG	9/21/16	3,328
USD	122,601	MYR	487,917	UBS AG	9/21/16	3,467
USD	1,769,571	NOK	14,755,387	JPMorgan Chase Bank N.A.	9/21/16	(1,255)
USD	1,554,414	NOK	12,961,323	JPMorgan Chase Bank N.A.	9/21/16	(1,103)
USD	48,772	NOK	405,574	JPMorgan Chase Bank N.A.	9/21/16	98
USD	47,180	NOK	392,338	JPMorgan Chase Bank N.A.	9/21/16	95
USD	48,882	NOK	410,972	JPMorgan Chase Bank N.A.	9/21/16	(440)
USD	43,294	NOK	363,994	JPMorgan Chase Bank N.A.	9/21/16	(389)
USD	40,526	NOK	345,352	JPMorgan Chase Bank N.A.	9/21/16	(920)
USD	43,234	NOK	368,429	JPMorgan Chase Bank N.A.	9/21/16	(982)
USD	179,139	NOK	1,503,988	JPMorgan Chase Bank N.A.	9/21/16	(1,358)
NZD	103,712	USD	75,399	UBS AG	9/21/16	(206)
NZD	114,980	USD	83,591	UBS AG	9/21/16	(228)
USD	168,343	NZD	248,543	UBS AG	9/21/16	(11,857)
USD	96,603	NZD	142,625	UBS AG	9/21/16	(6,804)

USD	118,624	PHP	5,542,103	UBS AG	9/21/16	(183)
USD	109,669	PHP	5,123,734	UBS AG	9/21/16	(169)
USD	39,336	PHP	1,858,430	UBS AG	9/21/16	(503)
USD	34,687	PHP	1,638,798	UBS AG	9/21/16	(444)
PLN	276,229	USD	70,656	JPMorgan Chase Bank N.A.	9/21/16	(8)
PLN	308,065	USD	78,799	JPMorgan Chase Bank N.A.	9/21/16	(8)
PLN	274,630	USD	71,175	JPMorgan Chase Bank N.A.	9/21/16	(936)
PLN	313,753	USD	81,315	JPMorgan Chase Bank N.A.	9/21/16	(1,069)
USD	134,356	PLN	529,535	JPMorgan Chase Bank N.A.	9/21/16	(1,078)
USD	42,477	PLN	167,415	JPMorgan Chase Bank N.A.	9/21/16	(341)
USD	72,114	PLN	288,854	JPMorgan Chase Bank N.A.	9/21/16	(1,764)
USD	79,391	PLN	318,005	JPMorgan Chase Bank N.A.	9/21/16	(1,942)
USD	79,286	PLN	303,131	JPMorgan Chase Bank N.A.	9/21/16	1,758
USD	72,890	PLN	278,677	JPMorgan Chase Bank N.A.	9/21/16	1,616
RUB	3,375,453	USD	49,654	UBS AG	9/21/16	1,735
RUB	2,339,077	USD	35,738	UBS AG	9/21/16	(128)
RUB	2,547,737	USD	38,926	UBS AG	9/21/16	(139)
RUB	2,282,967	USD	35,015	UBS AG	9/21/16	(258)
RUB	2,528,045	USD	38,774	UBS AG	9/21/16	(286)
RUB	2,404,515	USD	36,772	UBS AG	9/21/16	(165)
RUB	2,513,134	USD	38,433	UBS AG	9/21/16	(173)
USD	35,423	RUB	2,396,380	UBS AG	9/21/16	(1,060)
USD	34,082	RUB	2,305,667	UBS AG	9/21/16	(1,020)
SEK	626,298	USD	75,560	UBS AG	9/21/16	(2,333)
SEK	931,363	USD	108,615	UBS AG	9/21/16	280
SEK	1,003,078	USD	116,978	UBS AG	9/21/16	301
SEK	950,207	USD	111,835	UBS AG	9/21/16	(737)
SEK	1,000,447	USD	117,748	UBS AG	9/21/16	(776)
USD	167,650	SEK	1,389,605	UBS AG	9/21/16	5,177
USD	136,003	SEK	1,159,444	UBS AG	9/21/16	441
USD	116,487	SEK	993,064	UBS AG	9/21/16	378
SGD	163,055	USD	120,227	JPMorgan Chase Bank N.A.	9/21/16	(554)
SGD	157,064	USD	115,810	JPMorgan Chase Bank N.A.	9/21/16	(534)
USD	235,090	SGD	324,377	JPMorgan Chase Bank N.A.	9/21/16	(2,984)
USD	118,173	SGD	163,055	JPMorgan Chase Bank N.A.	9/21/16	(1,500)
THB	3,864,873	USD	109,720	UBS AG	9/21/16	1,892
THB	4,132,434	USD	117,315	UBS AG	9/21/16	2,023
THB	961,627	USD	26,946	UBS AG	9/21/16	824
THB	1,321,863	USD	37,843	UBS AG	9/21/16	330
USD	96,835	THB	3,455,742	UBS AG	9/21/16	(2,962)
USD	121,050	THB	4,245,816	UBS AG	9/21/16	(1,563)
USD	156,598	THB	5,492,665	UBS AG	9/21/16	(2,022)
TRY	123,462	USD	41,256	JPMorgan Chase Bank N.A.	9/21/16	313
TRY	200,793	USD	68,603	JPMorgan Chase Bank N.A.	9/21/16	(998)
TRY	225,281	USD	76,969	JPMorgan Chase Bank N.A.	9/21/16	(1,119)
USD	61,459	TRY	183,921	JPMorgan Chase Bank N.A.	9/21/16	(466)
USD	76,688	TRY	231,635	JPMorgan Chase Bank N.A.	9/21/16	(1,302)
USD	68,635	TRY	207,312	JPMorgan Chase Bank N.A.	9/21/16	(1,165)
USD	119,771	TWD	3,865,610	UBS AG	9/21/16	(2,115)
USD	109,334	TWD	3,528,757	UBS AG	9/21/16	(1,931)
USD	33,633	TWD	1,074,160	UBS AG	9/21/16	(236)
USD	36,679	TWD	1,171,433	UBS AG	9/21/16	(257)
ZAR	1,190,595	USD	78,123	JPMorgan Chase Bank N.A.	9/21/16	2,558

ZAR	1,128,428	USD	74,044	JPMorgan Chase Bank N.A.	9/21/16	2,424
ZAR	1,062,795	USD	73,372	JPMorgan Chase Bank N.A.	9/21/16	(1,352)
ZAR	1,005,744	USD	69,433	JPMorgan Chase Bank N.A.	9/21/16	(1,279)
USD	61,030	ZAR	952,130	JPMorgan Chase Bank N.A.	9/21/16	(3,491)
USD	74,991	ZAR	1,169,929	JPMorgan Chase Bank N.A.	9/21/16	(4,290)
USD	78,229	ZAR	1,157,829	JPMorgan Chase Bank N.A.	9/21/16	(231)
USD	79,075	ZAR	1,170,356	JPMorgan Chase Bank N.A.	9/21/16	(234)
						10,963

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
86	Euro-Schatz	September 2016	10,744,976	14,345
27	U.S. Treasury 2-Year Notes	December 2016	5,894,437	3,778
47	U.S. Treasury 5-Year Notes	December 2016	5,698,750	7,112
			22,338,163	25,235

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
29	Euro-Bobl	September 2016	4,321,377	(30,956)
5	U.S. Treasury 10-Year Notes	December 2016	654,609	114
4	U.S. Treasury 10-Year Ultra Notes	December 2016	577,500	(727)
1	U.S. Treasury Ultra Bonds	December 2016	187,469	(281)
			5,740,955	(31,850)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	2,504,700	Sell	5.00	12/20/20	3.70	149,944	148,887
CDX North America High Yield 26 Index	780,000	Sell	5.00	6/20/21	3.93	28,378	42,614
						178,322	191,501

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $72,540.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $27,390,920, which represented 4.9% of total net assets.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.5% of total net assets.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	201,161,909	58,920,075	—
U.S. Treasury Securities	—	102,999,023	—
Corporate Bonds	—	70,315,808	—
Sovereign Governments and Agencies	—	45,393,960	—
U.S. Government Agency Mortgage-Backed Securities	—	29,418,356	—
Collateralized Mortgage Obligations	—	8,614,461	—
Commercial Mortgage-Backed Securities	—	7,256,441	—
Municipal Securities	—	7,067,819	—
Asset-Backed Securities	—	6,664,184	—
U.S. Government Agency Securities	—	2,953,624	—
Commercial Paper	—	2,300,290	—
Exchange-Traded Funds	1,777,927	—	—
Temporary Cash Investments	15,430,880	1,825,013	—
	218,370,716	343,729,054	—
Other Financial Instruments
Futures Contracts	11,004	14,345	—
Swap Agreements	—	191,501	—
Forward Foreign Currency Exchange Contracts	—	552,143	—
	11,004	757,989	—

Liabilities
Other Financial Instruments
Futures Contracts	1,008	30,956	—
Forward Foreign Currency Exchange Contracts	—	541,180	—
	1,008	572,136	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$513,334,959
Gross tax appreciation of investments	$54,837,187
Gross tax depreciation of investments	(6,072,376)
Net tax appreciation (depreciation) of investments	$48,764,811

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
August 31, 2016

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 65.7%
Aerospace and Defense — 1.0%
Boeing Co. (The)	40,443	5,235,346
Hexcel Corp.	1,722	77,232
Huntington Ingalls Industries, Inc.	5,920	977,806
Lockheed Martin Corp.	8,748	2,125,502
Mercury Systems, Inc.(1)	2,957	67,065
Saab AB, B Shares	2,092	71,259
Safran SA	3,567	249,392
Textron, Inc.	52,030	2,125,425
Thales SA	11,850	1,026,120
United Technologies Corp.	28,320	3,014,098
		14,969,245
Air Freight and Logistics†
Royal Mail plc	78,932	532,759
XPO Logistics, Inc.(1)	4,494	160,885
		693,644
Airlines — 0.5%
Alaska Air Group, Inc.	7,998	540,105
Delta Air Lines, Inc.	45,400	1,668,450
Deutsche Lufthansa AG	6,563	76,465
Hawaiian Holdings, Inc.(1)	8,636	405,719
Japan Airlines Co. Ltd.	21,900	666,112
JetBlue Airways Corp.(1)	69,999	1,116,484
Ryanair Holdings plc ADR	12,110	879,307
Spirit Airlines, Inc.(1)	11,257	450,168
United Continental Holdings, Inc.(1)	35,134	1,771,105
		7,573,915
Auto Components — 0.9%
BorgWarner, Inc.	23,940	823,297
Bridgestone Corp.	27,600	948,321
Calsonic Kansei Corp.	14,000	110,008
Continental AG	887	185,909
Cooper Tire & Rubber Co.	2,251	76,511
Cooper-Standard Holding, Inc.(1)	577	57,152
Delphi Automotive plc	41,217	2,912,393
Drew Industries, Inc.	2,599	264,708
Goodyear Tire & Rubber Co. (The)	64,460	1,891,901
Hota Industrial Manufacturing Co. Ltd.	114,000	591,009
Koito Manufacturing Co. Ltd.	4,200	199,923
Lear Corp.	17,993	2,092,406
Minth Group Ltd.	170,000	643,180
Motherson Sumi Systems Ltd.	62,032	298,767
Plastic Omnium SA	4,975	158,740
Tenneco, Inc.(1)	3,300	184,239
Toyota Boshoku Corp.	12,800	292,582
TS Tech Co. Ltd.	9,500	220,456
Tung Thih Electronic Co. Ltd.	40,000	610,138
Valeo SA	23,336	1,207,538

Visteon Corp.	91	6,434
		13,775,612
Automobiles — 0.7%
Astra International Tbk PT	2,360,300	1,450,165
Daimler AG	1,443	99,924
Fiat Chrysler Automobiles NV	19,571	135,240
Ford Motor Co.	152,375	1,919,925
Fuji Heavy Industries Ltd.	15,500	613,918
Honda Motor Co. Ltd.	28,000	857,874
Honda Motor Co. Ltd. ADR	23,022	709,308
Isuzu Motors Ltd.	18,500	212,867
Mazda Motor Corp.	9,300	153,300
Peugeot SA(1)	46,822	690,710
Tata Motors Ltd.	122,340	982,264
Thor Industries, Inc.	5,022	407,535
Tofas Turk Otomobil Fabrikasi AS	82,604	607,774
Toyota Motor Corp.	26,900	1,621,826
		10,462,630
Banks — 4.0%
Australia & New Zealand Banking Group Ltd.	67,887	1,372,451
Banco Bilbao Vizcaya Argentaria SA	21,000	130,662
Banco Santander SA	241,521	1,083,007
Bank Mandiri Persero Tbk PT	784,100	663,515
Bank of America Corp.	188,260	3,038,516
Bank of Hawaii Corp.	8,618	620,841
Bank of the Ozarks, Inc.	7,222	282,958
Bank Rakyat Indonesia Persero Tbk PT	563,600	494,982
BankUnited, Inc.	28,605	919,651
BB&T Corp.	92,156	3,548,006
BNP Paribas SA	21,651	1,101,389
BOC Hong Kong Holdings Ltd.	208,500	729,712
Boston Private Financial Holdings, Inc.	9,957	128,246
Capital Bank Financial Corp., Class A	8,848	277,031
Capitec Bank Holdings Ltd.	13,682	542,162
Cathay General Bancorp	4,225	132,749
Citigroup, Inc.	84,236	4,021,427
Comerica, Inc.	11,258	532,391
Commerce Bancshares, Inc.	18,051	914,825
Commercial International Bank Egypt S.A.E.	64,186	351,218
Credicorp Ltd.	3,995	625,937
CVB Financial Corp.	2,301	40,935
Eagle Bancorp, Inc.(1)	538	27,847
Erste Group Bank AG	26,350	740,240
FCB Financial Holdings, Inc., Class A(1)	6,560	251,248
First Financial Bankshares, Inc.	3,587	131,356
First Hawaiian, Inc.(1)	4,715	125,325
Franklin Financial Network, Inc.(1)	730	25,367
Hang Seng Bank Ltd.	44,200	775,454
HDFC Bank Ltd.	86,387	2,019,588
Home BancShares, Inc.	503	11,770
HSBC Holdings plc	241,890	1,792,430
Industrial & Commercial Bank of China Ltd., H Shares	2,194,105	1,394,375
ING Groep NV	113,854	1,424,923

Itau Unibanco Holding SA ADR	42,489	470,778
JPMorgan Chase & Co.	84,733	5,719,477
Kasikornbank PCL	66,100	378,091
KBC Group NV(1)	39,144	2,317,205
KeyCorp	75,300	945,768
LegacyTexas Financial Group, Inc.	5,777	175,216
Lloyds Banking Group plc	832,473	648,791
M&T Bank Corp.	7,091	839,078
Mitsubishi UFJ Financial Group, Inc.	98,000	534,304
Mizuho Financial Group, Inc.	105,900	183,929
OTP Bank plc	15,542	405,997
PacWest Bancorp	3,031	131,273
PNC Financial Services Group, Inc. (The)	40,326	3,633,373
Prosperity Bancshares, Inc.	2,148	119,150
Raiffeisen Bank International AG(1)	10,242	145,547
Sberbank of Russia PJSC ADR	75,884	695,856
Societe Generale SA	24,043	875,499
Southside Bancshares, Inc.	3,344	109,850
Sumitomo Mitsui Financial Group, Inc.	26,200	916,930
SunTrust Banks, Inc.	13,513	595,518
SVB Financial Group(1)	4,408	489,552
Texas Capital Bancshares, Inc.(1)	3,510	184,345
U.S. Bancorp	67,850	2,995,577
UMB Financial Corp.	14,348	872,358
United Overseas Bank Ltd.	5,800	76,669
Wells Fargo & Co.	113,218	5,751,474
Westamerica Bancorporation	16,178	822,490
Westpac Banking Corp.	55,532	1,229,516
		62,536,145
Beverages — 1.0%
Anheuser-Busch InBev SA/NV	9,403	1,164,757
Coca-Cola Bottling Co. Consolidated	830	124,749
Coca-Cola Co. (The)	9,074	394,084
Constellation Brands, Inc., Class A	7,376	1,210,033
Dr Pepper Snapple Group, Inc.	2,835	265,639
Fomento Economico Mexicano SAB de CV ADR	6,379	583,997
MGP Ingredients, Inc.	2,015	80,479
Monster Beverage Corp.(1)	2,423	372,875
PepsiCo, Inc.	90,280	9,637,390
Pernod Ricard SA	4,180	479,780
Remy Cointreau SA	3,021	263,618
Treasury Wine Estates Ltd.	75,310	635,610
		15,213,011
Biotechnology — 2.0%
AbbVie, Inc.	74,956	4,804,680
Acceleron Pharma, Inc.(1)	837	25,118
Achillion Pharmaceuticals, Inc.(1)	4,063	33,560
Aimmune Therapeutics, Inc.(1)	1,970	29,097
Alder Biopharmaceuticals, Inc.(1)	1,653	54,499
Alexion Pharmaceuticals, Inc.(1)	715	89,990
Alkermes plc(1)	4,316	188,911
Amgen, Inc.	43,451	7,389,277
Biogen, Inc.(1)	16,801	5,134,890

BioMarin Pharmaceutical, Inc.(1)	5,863	550,477
Celgene Corp.(1)	4,507	481,077
Cepheid(1)	1,162	39,880
Dynavax Technologies Corp.(1)	1,679	26,293
Eagle Pharmaceuticals, Inc.(1)	654	39,077
Exact Sciences Corp.(1)	1,544	28,518
Exelixis, Inc.(1)	5,439	60,645
FibroGen, Inc.(1)	1,804	31,227
Galapagos NV(1)	3,927	212,799
Genmab A/S(1)	2,970	474,531
Gilead Sciences, Inc.	58,649	4,596,909
Grifols SA	18,730	396,746
Halozyme Therapeutics, Inc.(1)	3,916	38,377
Incyte Corp.(1)	16,851	1,366,616
Innate Pharma SA(1)	2,323	26,715
Kite Pharma, Inc.(1)	1,004	57,851
Ligand Pharmaceuticals, Inc., Class B(1)	365	37,708
Medy-Tox, Inc.	1,415	561,558
Myriad Genetics, Inc.(1)	515	10,485
Neurocrine Biosciences, Inc.(1)	10,423	505,099
Novavax, Inc.(1)	6,433	44,002
Ophthotech Corp.(1)	746	39,396
Portola Pharmaceuticals, Inc.(1)	770	15,677
Prothena Corp. plc(1)	1,071	53,529
Puma Biotechnology, Inc.(1)	3,140	185,731
Radius Health, Inc.(1)	1,149	63,011
Regeneron Pharmaceuticals, Inc.(1)	2,408	945,260
Sage Therapeutics, Inc.(1)	724	26,911
Sarepta Therapeutics, Inc.(1)	650	16,946
Shire plc	30,800	1,925,586
Spark Therapeutics, Inc.(1)	849	48,036
TESARO, Inc.(1)	564	47,765
Ultragenyx Pharmaceutical, Inc.(1)	903	59,526
United Therapeutics Corp.(1)	2,303	281,611
Vertex Pharmaceuticals, Inc.(1)	4,624	437,014
		31,482,611
Building Products — 0.4%
AO Smith Corp.	1,113	107,382
Apogee Enterprises, Inc.	4,364	211,218
Continental Building Products, Inc.(1)	3,371	74,870
CSW Industrials, Inc.(1)	4,806	155,138
Daikin Industries Ltd.	8,200	759,965
dorma+kaba Holding AG	279	218,990
Fortune Brands Home & Security, Inc.	10,749	683,207
Geberit AG	310	135,214
Lennox International, Inc.	3,672	591,449
Masonite International Corp.(1)	3,615	241,229
NCI Building Systems, Inc.(1)	2,028	30,704
Nortek, Inc.(1)	200	17,188
Owens Corning	42,109	2,312,626
PGT, Inc.(1)	13,759	163,870
Trex Co., Inc.(1)	1,316	81,513

USG Corp.(1)	25,252	692,662
		6,477,225
Capital Markets — 2.1%
Aberdeen Asset Management plc	33,030	139,055
Affiliated Managers Group, Inc.(1)	8,559	1,215,806
Ameriprise Financial, Inc.	27,607	2,790,516
Ares Management LP	6,853	125,273
Bank of New York Mellon Corp. (The)	54,860	2,286,016
Bats Global Markets, Inc.(1)	4,630	113,435
BlackRock, Inc.	3,830	1,427,862
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	85,600	474,230
Charles Schwab Corp. (The)	35,557	1,118,623
Daiwa Securities Group, Inc.	61,000	356,337
Deutsche Boerse AG(1)	9,670	826,239
Eaton Vance Corp.	44,990	1,800,950
Evercore Partners, Inc., Class A	7,683	393,677
Federated Investors, Inc., Class B	537	17,345
Franklin Resources, Inc.	6,387	233,125
Goldman Sachs Group, Inc. (The)	9,930	1,682,738
Ichigo, Inc.	64,300	261,637
Invesco Ltd.	98,828	3,082,445
Investec plc	133,421	789,809
Julius Baer Group Ltd.	20,500	859,351
London Stock Exchange Group plc	29,880	1,080,977
Man Group plc	222,052	316,956
Moscow Exchange MICEX-RTS PJSC	353,296	686,086
Nasdaq, Inc.	20,475	1,458,025
Northern Trust Corp.	38,170	2,694,420
Partners Group Holding AG	610	279,711
S&P Global, Inc.	11,440	1,413,298
SBI Holdings, Inc.	24,000	284,850
SEI Investments Co.	17,508	807,119
State Street Corp.	17,102	1,201,244
T. Rowe Price Group, Inc.	8,720	606,389
TD Ameritrade Holding Corp.	32,569	1,070,380
		31,893,924
Chemicals — 1.6%
Air Products & Chemicals, Inc.	20,127	3,132,164
Arkema SA	10,280	917,690
Axalta Coating Systems Ltd.(1)	24,679	706,313
BASF SE	8,233	669,477
Cabot Corp.	37,736	1,881,517
Chase Corp.	633	40,746
Covestro AG	2,990	155,687
Dow Chemical Co. (The)	108,282	5,808,247
Evonik Industries AG	5,857	196,878
Green Seal Holding Ltd.	63,000	280,944
H.B. Fuller Co.	726	34,470
Hitachi Chemical Co. Ltd.	12,800	275,881
Ingevity Corp.(1)	9,397	417,039
Innophos Holdings, Inc.	2,410	101,750
Innospec, Inc.	3,530	209,258
Koninklijke DSM NV	17,250	1,202,402

Lenzing AG	3,090	366,044
LyondellBasell Industries NV, Class A	10,673	841,993
Minerals Technologies, Inc.	3,373	238,033
Mitsubishi Chemical Holdings Corp.	40,000	252,375
Mitsui Chemicals, Inc.	35,000	167,448
Monsanto Co.	314	33,441
PPG Industries, Inc.	25,714	2,722,598
RPM International, Inc.	2,180	118,875
Scotts Miracle-Gro Co. (The), Class A	5,476	453,413
Sensient Technologies Corp.	2,394	175,313
Sherwin-Williams Co. (The)	6,347	1,800,707
Symrise AG	9,651	710,612
Trinseo SA	1,408	81,467
W.R. Grace & Co.	958	74,849
		24,067,631
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	2,833	108,872
Brink's Co. (The)	3,648	133,152
Clean Harbors, Inc.(1)	9,895	472,981
Deluxe Corp.	498	33,949
Downer EDI Ltd.	43,119	158,790
InnerWorkings, Inc.(1)	11,747	104,196
Intrum Justitia AB	6,634	209,466
KAR Auction Services, Inc.	18,099	765,226
Loomis AB, B Shares	4,270	122,204
Multi-Color Corp.	3,543	236,779
Rentokil Initial plc	63,870	179,400
Republic Services, Inc.	21,858	1,104,266
Sohgo Security Services Co. Ltd.	10,000	499,686
Tyco International plc	122,582	5,354,382
		9,483,349
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	1,173	93,465
Ciena Corp.(1)	13,680	293,436
Cisco Systems, Inc.	271,728	8,543,128
NetScout Systems, Inc.(1)	6,796	201,026
		9,131,055
Construction and Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA	18,976	537,742
China Railway Construction Corp. Ltd., H Shares	525,000	642,245
Chiyoda Corp.	18,000	145,441
CIMIC Group Ltd.	31,025	690,412
Eiffage SA	1,820	142,514
Kyudenko Corp.	5,600	176,988
Larsen & Toubro Ltd.	24,129	545,109
Peab AB	29,027	242,608
Skanska AB, B Shares	28,815	631,795
Valmont Industries, Inc.	807	105,289
Vinci SA	15,650	1,186,888
Wijaya Karya Persero Tbk PT	2,087,100	509,778
		5,556,809
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., H Shares	152,500	428,550

Buzzi Unicem SpA	13,800	293,395
Cemex SAB de CV ADR(1)	199,128	1,650,771
CRH plc	41,360	1,400,198
Headwaters, Inc.(1)	7,181	130,192
HeidelbergCement AG	13,890	1,290,152
Summit Materials, Inc., Class A(1)	5,675	112,024
Vulcan Materials Co.	6,864	781,604
		6,086,886
Consumer Finance — 0.5%
American Express Co.	53,114	3,483,216
Bharat Financial Inclusion Ltd.(1)	54,889	671,667
Discover Financial Services	34,314	2,058,840
Gentera SAB de CV	159,019	310,738
Srisawad Power 1979 PCL	322,240	367,711
Synchrony Financial	36,739	1,022,446
		7,914,618
Containers and Packaging — 0.4%
Avery Dennison Corp.	5,697	441,176
Ball Corp.	18,932	1,499,225
Bemis Co., Inc.	4,555	239,593
Berry Plastics Group, Inc.(1)	3,579	162,451
CCL Industries, Inc., Class B	1,270	242,350
Graphic Packaging Holding Co.	19,298	276,733
Klabin SA	90,200	474,016
Multi Packaging Solutions International Ltd.(1)	20,723	290,536
RPC Group plc	30,189	344,495
Sonoco Products Co.	12,078	622,500
WestRock Co.	43,073	2,063,197
		6,656,272
Distributors — 0.1%
Bapcor Ltd.	47,750	215,678
LKQ Corp.(1)	36,458	1,315,769
		1,531,447
Diversified Consumer Services — 0.1%
AcadeMedia AB(1)	28,955	222,388
Bright Horizons Family Solutions, Inc.(1)	2,412	164,402
Chegg, Inc.(1)	13,788	92,793
New Oriental Education & Technology Group, Inc. ADR	16,304	643,682
Nord Anglia Education, Inc.(1)	3,993	84,572
		1,207,837
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	10,760	1,619,272
Compass Diversified Holdings	8,518	146,936
Eurazeo SA	1,331	80,751
ORIX Corp.	133,300	1,916,433
		3,763,392
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	135,055	5,521,048
Cellnex Telecom SA	41,224	719,639
CenturyLink, Inc.	16,918	470,320
HKT Trust & HKT Ltd.	131,000	180,689
Level 3 Communications, Inc.(1)	3,506	174,003
Nippon Telegraph & Telephone Corp.	27,800	1,221,464

Orange SA	50,979	778,476
PCCW Ltd.	173,000	109,720
SBA Communications Corp., Class A(1)	9,383	1,071,069
Telefonica SA	45,645	459,760
Telekomunikasi Indonesia Persero Tbk PT	2,538,400	805,629
Telstra Corp. Ltd.	102,962	407,025
Verizon Communications, Inc.	30,742	1,608,729
Vocus Communications Ltd.	16,153	93,355
		13,620,926
Electric Utilities — 0.6%
ALLETE, Inc.	1,870	110,891
Edison International	41,575	3,023,334
El Paso Electric Co.	977	44,639
Endesa SA	29,820	607,377
Enel SpA	236,289	1,043,205
Eversource Energy	7,301	394,035
PG&E Corp.	21,780	1,349,053
Portland General Electric Co.	286	12,044
PPL Corp.	20,630	717,511
Xcel Energy, Inc.	67,448	2,789,649
		10,091,738
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,285	353,529
AMETEK, Inc.	15,473	754,309
Eaton Corp. plc	16,074	1,069,564
Emerson Electric Co.	10,382	546,924
Gamesa Corp. Tecnologica SA	9,592	220,140
Havells India Ltd.	75,760	472,411
Hubbell, Inc.	7,566	819,474
Legrand SA	16,060	962,168
Nexans SA(1)	5,573	299,506
Prysmian SpA	13,821	341,016
Rockwell Automation, Inc.	16,558	1,919,569
Vestas Wind Systems A/S	11,155	925,417
		8,684,027
Electronic Equipment, Instruments and Components — 0.7%
AAC Technologies Holdings, Inc.	77,000	877,938
Alps Electric Co. Ltd.	8,600	193,919
Belden, Inc.	2,407	179,538
CDW Corp.	29,410	1,313,157
Dolby Laboratories, Inc., Class A	1,927	94,307
Fabrinet(1)	1,393	54,076
Hexagon AB, B Shares	29,430	1,198,425
Ingram Micro, Inc., Class A	2,173	75,968
IPG Photonics Corp.(1)	824	71,672
KCE Electronics PCL	185,300	523,265
Keyence Corp.	1,100	771,111
Keysight Technologies, Inc.(1)	30,682	933,653
Largan Precision Co. Ltd.	4,000	448,780
Orbotech Ltd.(1)	2,176	62,190
OSI Systems, Inc.(1)	2,741	183,811
Sunny Optical Technology Group Co. Ltd.	72,000	384,709
TE Connectivity Ltd.	44,414	2,823,398

Tongda Group Holdings Ltd.	1,020,000	213,005
Trimble Navigation Ltd.(1)	19,947	546,548
TTM Technologies, Inc.(1)	9,330	100,111
VeriFone Systems, Inc.(1)	13,052	259,213
		11,308,794
Energy Equipment and Services — 0.9%
Atwood Oceanics, Inc.	25,404	200,692
Dril-Quip, Inc.(1)	4,831	268,459
FMC Technologies, Inc.(1)	75,088	2,117,481
Forum Energy Technologies, Inc.(1)	3,465	60,880
Frank's International NV	36,080	414,559
Halliburton Co.	76,782	3,302,394
Helmerich & Payne, Inc.	2,104	127,208
Matrix Service Co.(1)	4,479	82,817
National Oilwell Varco, Inc.	12,695	425,790
Petrofac Ltd.	28,793	314,386
Rowan Cos. plc	50,101	624,258
Schlumberger Ltd.	58,640	4,632,560
Secure Energy Services, Inc.	26,600	177,888
Subsea 7 SA(1)	56,486	614,159
Transocean Ltd.	5,096	49,273
US Silica Holdings, Inc.	2,111	82,857
		13,495,661
Equity Real Estate Investment Trusts (REITs) — 2.7%
Acadia Realty Trust	12,492	461,454
Activia Properties, Inc.	50	255,159
Advance Residence Investment Corp.	132	352,119
Alexandria Real Estate Equities, Inc.	6,221	684,870
American Campus Communities, Inc.	9,043	453,145
American Tower Corp.	22,886	2,594,815
Apartment Investment & Management Co., Class A	20,800	939,744
Armada Hoffler Properties, Inc.	6,188	85,271
AvalonBay Communities, Inc.	4,018	703,190
Big Yellow Group plc	21,846	217,018
Boston Properties, Inc.	3,716	520,723
Brixmor Property Group, Inc.	22,085	630,748
Camden Property Trust	3,646	320,009
CapitaLand Mall Trust	156,500	248,112
CareTrust REIT, Inc.	5,194	77,183
CBL & Associates Properties, Inc.	3,683	52,556
Chatham Lodging Trust	2,791	57,857
Colony Starwood Homes	18,324	568,044
Community Healthcare Trust, Inc.	1,752	40,243
Corrections Corp. of America	19,198	305,824
Crown Castle International Corp.	7,198	682,154
CubeSmart	16,356	450,281
CyrusOne, Inc.	853	43,366
Dexus Property Group	68,302	498,951
DiamondRock Hospitality Co.	3,966	42,000
Duke Realty Corp.	26,692	750,579
Easterly Government Properties, Inc.	1,919	37,401
Empire State Realty Trust, Inc.	36,151	776,162
EPR Properties	432	33,834

Equinix, Inc.	3,722	1,372,115
First Industrial Realty Trust, Inc.	1,440	41,429
General Growth Properties, Inc.	15,381	448,202
GLP J-REIT	186	230,826
Goodman Group	76,100	434,095
Great Portland Estates plc	18,752	166,829
H&R Real Estate Investment Trust	9,343	166,142
HCP, Inc.	27,202	1,069,855
Host Hotels & Resorts, Inc.	165,421	2,947,802
Hulic Reit, Inc.	205	361,398
Hyprop Investments Ltd.	22,935	200,553
Japan Hotel REIT Investment Corp.	255	219,103
Japan Prime Realty Investment Corp.	30	132,654
Kite Realty Group Trust	6,486	187,316
Klepierre	5,126	240,205
Lamar Advertising Co., Class A	21,309	1,328,190
Land Securities Group plc	24,436	351,044
Lexington Realty Trust	9,386	101,275
Link REIT	159,000	1,155,983
Mack-Cali Realty Corp.	23,563	654,109
Mapletree Commercial Trust	109,358	125,214
Mapletree Industrial Trust	201,600	263,384
Medical Properties Trust, Inc.	4,764	72,746
MGM Growth Properties LLC, Class A	21,417	540,137
Mirvac Group	129,929	226,544
Mori Hills REIT Investment Corp.	239	361,509
National Health Investors, Inc.	1,712	137,439
Nippon Building Fund, Inc.	31	189,658
Nippon Prologis REIT, Inc.	54	129,592
Outfront Media, Inc.	4,490	100,217
Physicians Realty Trust	12,888	275,932
Piedmont Office Realty Trust, Inc., Class A	40,651	878,468
Prologis, Inc.	17,473	927,991
PS Business Parks, Inc.	643	71,232
QTS Realty Trust, Inc., Class A	2,420	131,140
Retail Properties of America, Inc.	20,070	341,190
Rexford Industrial Realty, Inc.	331	7,391
RioCan Real Estate Investment Trust	8,600	180,604
RLJ Lodging Trust	2,020	47,147
Ryman Hospitality Properties, Inc.	13,521	729,593
Sabra Health Care REIT, Inc.	4,458	113,590
Safestore Holdings plc	39,890	195,016
Scentre Group	163,422	610,415
Segro plc	73,969	440,204
Simon Property Group, Inc.	14,344	3,090,702
SL Green Realty Corp.	4,758	560,112
STORE Capital Corp.	13,613	403,353
Summit Hotel Properties, Inc.	6,018	86,057
Sun Communities, Inc.	1,445	110,571
Sunstone Hotel Investors, Inc.	44,459	617,535
Unibail-Rodamco SE	2,637	723,595
Urban Edge Properties	7,695	220,539
Urstadt Biddle Properties, Inc., Class A	3,163	71,832

Ventas, Inc.	4,278	310,882
VEREIT, Inc.	39,723	415,105
Vornado Realty Trust	9,275	958,200
Washington Real Estate Investment Trust	646	20,995
Welltower, Inc.	8,016	615,228
Westfield Corp.	15,954	122,540
Weyerhaeuser Co.	48,789	1,553,930
WP Carey, Inc.	12,667	844,256
		42,513,722
Food and Staples Retailing — 1.3%
Alimentation Couche-Tard, Inc., B Shares	21,250	1,095,880
BGF retail Co. Ltd.	1,570	285,135
BIM Birlesik Magazalar AS	9,801	168,020
Costco Wholesale Corp.	5,583	904,948
CP ALL PCL	406,400	730,840
CVS Health Corp.	24,950	2,330,330
Distribuidora Internacional de Alimentacion SA	25,120	153,410
GS Retail Co. Ltd.	9,202	388,712
Jeronimo Martins SGPS SA	68,540	1,105,892
Koninklijke Ahold Delhaize NV	20,135	482,095
Kroger Co. (The)	45,021	1,440,222
Magnit PJSC GDR	11,020	434,629
METRO AG	22,664	672,463
President Chain Store Corp.	94,000	748,018
Raia Drogasil SA	30,700	565,191
Seven & i Holdings Co. Ltd.	27,000	1,138,037
Sundrug Co. Ltd.	2,700	195,718
Sysco Corp.	23,046	1,195,166
Wal-Mart Stores, Inc.	61,917	4,423,351
Walgreens Boots Alliance, Inc.	3,391	273,688
X5 Retail Group NV GDR(1)	33,836	894,962
		19,626,707
Food Products — 1.7%
a2 Milk Co. Ltd.(1)	114,130	158,254
AdvancePierre Foods Holdings, Inc.	5,014	126,904
Amplify Snack Brands, Inc.(1)	5,371	90,931
B&G Foods, Inc.	2,506	118,985
Bellamy's Australia Ltd.	17,920	177,775
Blue Buffalo Pet Products, Inc.(1)	17,894	461,307
Calbee, Inc.	27,100	983,526
Campbell Soup Co.	19,576	1,188,655
ConAgra Foods, Inc.	25,696	1,197,690
Danone SA	12,110	920,037
Dean Foods Co.	33,689	579,788
Ezaki Glico Co. Ltd.	2,900	145,189
Fresh Del Monte Produce, Inc.	223	12,972
General Mills, Inc.	38,498	2,726,428
Hershey Co. (The)	14,620	1,460,392
Hormel Foods Corp.	83,623	3,199,416
Indofood Sukses Makmur Tbk PT	991,400	592,299
Ingredion, Inc.	8,205	1,123,757
Inventure Foods, Inc.(1)	4,997	48,421
J.M. Smucker Co. (The)	4,796	680,025

Kellogg Co.	25,971	2,135,076
Maple Leaf Foods, Inc.	9,770	217,020
Marine Harvest ASA	13,529	209,119
Mead Johnson Nutrition Co.	13,397	1,139,683
Mondelez International, Inc., Class A	48,948	2,203,639
Nestle SA	3,904	310,796
Pilgrim's Pride Corp.	5,333	123,085
Premium Brands Holdings Corp.	2,370	112,446
TreeHouse Foods, Inc.(1)	8,554	810,320
Tyson Foods, Inc., Class A	33,639	2,542,099
Ulker Biskuvi Sanayi AS	67,612	475,978
Uni-President Enterprises Corp.	163,000	308,221
WH Group Ltd.	532,500	418,721
		26,998,954
Gas Utilities — 0.3%
Atmos Energy Corp.	8,005	589,969
China Gas Holdings Ltd.	494,000	839,301
ONE Gas, Inc.	12,761	781,356
Osaka Gas Co. Ltd.	119,000	468,455
Rubis SCA	2,613	213,354
Southwest Gas Corp.	15,314	1,069,223
Spire, Inc.	11,526	745,732
		4,707,390
Health Care Equipment and Supplies — 2.4%
Abbott Laboratories	61,002	2,563,304
Ambu A/S, B Shares	2,557	127,239
Asahi Intecc Co. Ltd.	1,300	57,797
Baxter International, Inc.	72,528	3,389,233
Becton Dickinson and Co.	15,892	2,816,221
BioMerieux	1,460	222,054
Boston Scientific Corp.(1)	8,803	209,687
C.R. Bard, Inc.	14,560	3,215,430
Cooper Cos., Inc. (The)	3,458	642,911
Danaher Corp.	28,882	2,351,284
DexCom, Inc.(1)	4,281	389,956
Edwards Lifesciences Corp.(1)	17,482	2,013,227
Endologix, Inc.(1)	3,894	47,351
Essilor International SA	9,832	1,248,605
Haemonetics Corp.(1)	719	26,718
Hologic, Inc.(1)	16,519	634,660
ICU Medical, Inc.(1)	542	67,625
Intuitive Surgical, Inc.(1)	1,192	818,213
Medtronic plc	70,726	6,155,284
Merit Medical Systems, Inc.(1)	6,027	146,095
Nevro Corp.(1)	5,450	514,644
NuVasive, Inc.(1)	12,323	806,787
ResMed, Inc.	6,382	425,616
St. Jude Medical, Inc.	4,081	317,992
STERIS plc	9,066	640,785
Sysmex Corp.	7,200	464,157
Teleflex, Inc.	6,732	1,232,562
Utah Medical Products, Inc.	1,344	84,685
West Pharmaceutical Services, Inc.	7,475	611,679

Zimmer Biomet Holdings, Inc.	33,392	4,327,937
		36,569,738
Health Care Providers and Services — 1.2%
Adeptus Health, Inc., Class A(1)	3,051	129,851
American Renal Associates Holdings, Inc.(1)	5,236	111,160
AmerisourceBergen Corp.	13,947	1,212,971
AMN Healthcare Services, Inc.(1)	3,722	134,848
Amplifon SpA	21,614	227,231
Anthem, Inc.	11,040	1,380,883
Cardinal Health, Inc.	19,461	1,550,458
Chartwell Retirement Residences	34,240	402,870
Envision Healthcare Holdings, Inc.(1)	3,301	70,840
Express Scripts Holding Co.(1)	33,216	2,414,803
Fresenius Medical Care AG & Co. KGaA	15,080	1,334,577
HCA Holdings, Inc.(1)	16,900	1,276,795
HealthEquity, Inc.(1)	4,781	155,669
Laboratory Corp. of America Holdings(1)	12,070	1,652,745
LifePoint Health, Inc.(1)	27,517	1,557,462
Miraca Holdings, Inc.	2,700	128,000
Odontoprev SA	83,800	328,017
Owens & Minor, Inc.	1,790	61,522
PharMerica Corp.(1)	8,156	206,021
Providence Service Corp. (The)(1)	3,457	162,928
Quest Diagnostics, Inc.	12,484	1,033,925
UDG Healthcare plc	15,990	128,608
UnitedHealth Group, Inc.	1,146	155,913
Universal Health Services, Inc., Class B	5,914	712,814
VCA, Inc.(1)	25,153	1,781,084
		18,311,995
Health Care Technology — 0.1%
Cerner Corp.(1)	18,902	1,219,935
CompuGroup Medical SE	4,783	203,298
Cotiviti Holdings, Inc.(1)	4,541	150,943
Evolent Health, Inc.(1)	2,578	64,115
Medidata Solutions, Inc.(1)	3,713	200,873
RaySearch Laboratories AB	15,134	274,901
Vocera Communications, Inc.(1)	4,819	78,550
		2,192,615
Hotels, Restaurants and Leisure — 1.1%
Alsea SAB de CV	84,250	302,431
Bloomin' Brands, Inc.	24,686	482,364
Brinker International, Inc.	1,821	97,806
Carnival Corp.	88,627	4,236,371
Carnival plc	11,550	554,198
Cedar Fair LP	2,183	127,051
China Lodging Group Ltd. ADR	10,707	477,853
Chipotle Mexican Grill, Inc.(1)	975	403,387
Churchill Downs, Inc.	1,569	234,377
ClubCorp Holdings, Inc.	17,627	252,947
Compass Group plc	45,410	859,866
Darden Restaurants, Inc.	35,154	2,166,893
Dave & Buster's Entertainment, Inc.(1)	900	41,805
Hilton Worldwide Holdings, Inc.	41,937	1,001,036

Jack in the Box, Inc.	791	78,673
Las Vegas Sands Corp.	11,541	579,474
Madison Square Garden Co. (The)(1)	361	65,215
Marriott International, Inc., Class A	12,260	874,506
McDonald's Corp.	10,242	1,184,590
MGM Resorts International(1)	34,929	834,454
Minor International PCL	254,700	303,516
Panera Bread Co., Class A(1)	2,367	513,994
Papa John's International, Inc.	7,074	529,347
Peak Resorts, Inc.	4,272	20,548
Red Robin Gourmet Burgers, Inc.(1)	3,179	159,776
Sands China Ltd.	182,800	718,706
Star Entertainment Grp Ltd. (The)	35,550	157,634
Starbucks Corp.	569	31,995
Texas Roadhouse, Inc.	2,229	98,678
Wynn Macau Ltd.	97,200	135,321
		17,524,812
Household Durables — 0.5%
Basso Industry Corp.	135,000	478,640
Cavco Industries, Inc.(1)	828	86,584
Century Communities, Inc.(1)	2,972	58,519
De' Longhi SpA	4,949	122,718
Installed Building Products, Inc.(1)	2,728	91,061
iRobot Corp.(1)	1,845	73,542
Man Wah Holdings Ltd.	146,400	99,455
Newell Brands, Inc.	41,559	2,205,952
Nien Made Enterprise Co. Ltd.	81,000	918,990
Panasonic Corp.	29,700	304,564
Persimmon plc	9,173	219,710
PulteGroup, Inc.	31,293	668,731
SEB SA	850	113,112
Sleep Country Canada Holdings, Inc.	2,870	68,194
SodaStream International Ltd.(1)	2,393	67,889
Techtronic Industries Co. Ltd.	32,000	129,732
Tupperware Brands Corp.	100	6,553
Universal Electronics, Inc.(1)	1,247	92,315
Whirlpool Corp.	8,307	1,483,962
		7,290,223
Household Products — 1.1%
Church & Dwight Co., Inc.	6,092	605,667
Kimberly-Clark Corp.	21,686	2,777,109
Procter & Gamble Co. (The)	125,107	10,923,092
Reckitt Benckiser Group plc	23,460	2,265,509
Spectrum Brands Holdings, Inc.	3,518	472,115
		17,043,492
Independent Power and Renewable Electricity Producers†
eRex Co. Ltd.	3,300	83,596
Industrial Conglomerates — 0.8%
3M Co.	32,020	5,739,265
Carlisle Cos., Inc.	20,516	2,151,308
DCC plc	3,862	351,447
General Electric Co.	60,748	1,897,767
Honeywell International, Inc.	7,984	931,813

Koninklijke Philips NV	43,523	1,264,183
Raven Industries, Inc.	3,074	75,436
Siemens AG	2,937	350,704
		12,761,923
Insurance — 2.2%
Admiral Group plc	30,020	808,125
Aflac, Inc.	20,195	1,498,065
AIA Group Ltd.	321,200	2,030,907
Allianz SE	11,386	1,696,154
Allied World Assurance Co. Holdings AG	9,276	376,234
Allstate Corp. (The)	23,377	1,612,078
American International Group, Inc.	34,866	2,086,033
AmTrust Financial Services, Inc.	4,083	108,159
Anicom Holdings, Inc.	6,900	156,853
Aon plc	2,260	251,651
Atlas Financial Holdings, Inc.(1)	3,228	56,587
Aviva plc	185,180	1,041,736
AXA SA	54,543	1,145,009
Brown & Brown, Inc.	18,509	693,532
Chubb Ltd.	32,387	4,110,882
CNP Assurances	8,439	135,834
Direct Line Insurance Group plc	33,014	159,970
Discovery Holdings Ltd.	54,917	447,643
Endurance Specialty Holdings Ltd.	3,395	223,561
Everest Re Group Ltd.	1,666	322,171
First American Financial Corp.	2,485	107,079
Hannover Rueck SE	8,365	854,696
Hanover Insurance Group, Inc. (The)	15,503	1,212,335
Infinity Property & Casualty Corp.	1,058	89,147
James River Group Holdings Ltd.	547	19,987
Kinsale Capital Group, Inc.(1)	1,913	39,790
Legal & General Group plc	230,417	636,309
MetLife, Inc.	53,002	2,300,287
MS&AD Insurance Group Holdings, Inc.	8,200	233,997
Muenchener Rueckversicherungs-Gesellschaft AG	1,396	252,339
NN Group NV	6,729	200,219
Old Mutual plc	46,857	119,430
Ping An Insurance Group Co. of China Ltd., H Shares	192,500	996,304
Primerica, Inc.	7,996	455,212
ProAssurance Corp.	9,094	500,352
Reinsurance Group of America, Inc.	13,139	1,410,077
RenaissanceRe Holdings Ltd.	498	59,611
SCOR SE	8,478	249,423
St. James's Place plc	65,080	839,215
Swiss Re AG	13,504	1,139,578
Torchmark Corp.	5,309	343,386
Unum Group	44,809	1,595,648
Validus Holdings Ltd.	9,508	482,911
Zurich Insurance Group AG	1,048	267,874
		33,366,390
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	13,972	10,746,704
ASOS plc(1)	18,546	1,103,221

Ctrip.com International Ltd. ADR(1)	13,155	622,889
Expedia, Inc.	15,015	1,638,437
Shutterfly, Inc.(1)	3,803	190,987
Start Today Co. Ltd.	11,000	510,849
TripAdvisor, Inc.(1)	13,389	816,729
Zalando SE(1)	32,491	1,242,560
		16,872,376
Internet Software and Services — 2.9%
2U, Inc.(1)	2,738	96,761
Alibaba Group Holding Ltd. ADR(1)	35,576	3,457,631
Alphabet, Inc., Class A(1)	22,445	17,728,183
Auto Trader Group plc	276,353	1,353,953
Cornerstone OnDemand, Inc.(1)	1,868	82,043
CoStar Group, Inc.(1)	5,661	1,173,242
Criteo SA ADR(1)	18,460	680,805
DeNA Co. Ltd.	9,800	290,784
Dip Corp.	9,500	273,619
eBay, Inc.(1)	53,097	1,707,600
Facebook, Inc., Class A(1)	71,243	8,985,167
Five9, Inc.(1)	5,386	80,736
GoDaddy, Inc., Class A(1)	5,676	183,789
LogMeIn, Inc.	2,429	202,822
Mixi, Inc.	10,200	362,296
NAVER Corp.	1,018	771,489
NEXTDC Ltd.(1)	56,300	168,826
Q2 Holdings, Inc.(1)	4,354	123,305
Shopify, Inc., Class A(1)	2,600	107,536
SPS Commerce, Inc.(1)	1,456	95,048
Tencent Holdings Ltd.	194,300	5,054,397
Twitter, Inc.(1)	1,137	21,842
Weibo Corp. ADR(1)	7,397	353,355
Wix.com Ltd.(1)	2,520	105,386
Yandex NV, A Shares(1)	33,165	730,957
		44,191,572
IT Services — 1.3%
Alliance Data Systems Corp.(1)	3,624	741,398
Capgemini SA	7,680	748,212
Cognizant Technology Solutions Corp., Class A(1)	8,892	510,757
CSG Systems International, Inc.	6,009	262,713
CSRA, Inc.	6,902	175,242
EPAM Systems, Inc.(1)	967	65,959
EVERTEC, Inc.	12,941	220,773
Fidelity National Information Services, Inc.	14,840	1,177,257
Fiserv, Inc.(1)	14,693	1,514,114
HCL Technologies Ltd.	13,212	153,594
International Business Machines Corp.	26,092	4,145,497
MAXIMUS, Inc.	2,202	129,522
Sabre Corp.	31,162	877,210
Science Applications International Corp.	2,227	142,105
Teradata Corp.(1)	3,101	98,395
Travelport Worldwide Ltd.	4,654	63,899
Vantiv, Inc., Class A(1)	19,101	1,026,488
Visa, Inc., Class A	74,634	6,037,891

Western Union Co. (The)	6,498	139,837
Worldpay Group plc(1)	313,535	1,230,214
		19,461,077
Leisure Products — 0.2%
Brunswick Corp.	10,999	505,844
Hasbro, Inc.	17,378	1,420,478
Malibu Boats, Inc.(1)	5,474	74,939
Mattel, Inc.	5,463	180,989
MCBC Holdings, Inc.	6,058	72,333
Nautilus, Inc.(1)	4,443	103,477
Polaris Industries, Inc.	4,530	392,479
Smith & Wesson Holding Corp.(1)	6,757	190,210
Thule Group AB	3,559	57,476
		2,998,225
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	20,391	957,969
Bruker Corp.	2,179	48,723
Eurofins Scientific SE	765	310,096
Illumina, Inc.(1)	1,874	315,469
INC Research Holdings, Inc., Class A(1)	2,116	92,321
Lonza Group AG	1,580	299,438
Medpace Holdings, Inc.(1)	809	22,854
PAREXEL International Corp.(1)	1,780	121,093
Patheon NV(1)	5,096	142,637
Thermo Fisher Scientific, Inc.	14,938	2,273,414
Waters Corp.(1)	3,044	478,852
		5,062,866
Machinery — 1.7%
Albany International Corp., Class A	1,971	83,433
Caterpillar, Inc.	6,533	535,379
Cummins, Inc.	4,423	555,573
EnPro Industries, Inc.	4,330	233,387
Fortive Corp.	4,717	248,444
Global Brass & Copper Holdings, Inc.	1,412	39,635
Graham Corp.	4,485	85,708
Hitachi Construction Machinery Co. Ltd.	22,000	412,081
Hoshizaki Corp.	1,000	79,930
Industria Macchine Automatiche SpA	1,860	118,675
Ingersoll-Rand plc	52,470	3,567,435
ITT, Inc.	18,051	653,085
John Bean Technologies Corp.	5,994	411,668
KION Group AG	3,975	226,440
Komatsu Ltd.	44,300	968,293
Konecranes Oyj	1,410	44,636
Metso Oyj	4,310	120,671
Middleby Corp. (The)(1)	13,169	1,687,607
Mueller Water Products, Inc., Class A	8,083	97,724
Nabtesco Corp.	5,500	141,879
OKUMA Corp.	55,000	420,480
Oshkosh Corp.	4,603	248,240
PACCAR, Inc.	27,942	1,672,049
Parker-Hannifin Corp.	11,142	1,365,229
Rexnord Corp.(1)	5,531	122,291

Snap-on, Inc.	14,789	2,267,006
Stanley Black & Decker, Inc.	25,656	3,174,930
Takeuchi Manufacturing Co. Ltd.	4,600	66,334
Toro Co. (The)	13,207	1,283,060
Wabash National Corp.(1)	7,149	99,729
WABCO Holdings, Inc.(1)	19,094	2,038,476
Wabtec Corp.	19,625	1,503,471
Weir Group plc (The)	70,410	1,393,355
Woodward, Inc.	2,092	131,210
Xylem, Inc.	11,076	563,325
		26,660,868
Marine†
Dfds A/S	3,861	203,585
Media — 1.3%
APN Outdoor Group Ltd.	28,284	111,598
CBS Corp., Class B	3,712	189,423
Charter Communications, Inc., Class A(1)	3,660	941,389
Cinemark Holdings, Inc.	5,021	194,062
Comcast Corp., Class A	60,522	3,949,666
CyberAgent, Inc.	2,200	119,287
Entercom Communications Corp., Class A	1,561	21,401
Entravision Communications Corp., Class A	33,892	254,868
Gray Television, Inc.(1)	9,791	109,953
IMAX China Holding, Inc.(1)	82,900	469,131
Innocean Worldwide, Inc.	8,289	516,669
Metropole Television SA	4,864	86,293
Naspers Ltd., N Shares	7,309	1,196,127
New Media Investment Group, Inc.	1,585	25,328
Pearson plc	41,410	470,637
ProSiebenSat.1 Media SE	24,648	1,060,154
Publicis Groupe SA	11,850	879,664
RTL Group SA	1,960	164,955
Seven West Media Ltd.	41,283	24,201
Sirius XM Holdings, Inc.(1)	137,738	570,235
Stroeer SE & Co. KGaA	1,183	54,782
Television Broadcasts Ltd.	13,100	46,776
Time Warner, Inc.	48,656	3,815,117
Townsquare Media, Inc.(1)	3,075	29,981
Viacom, Inc., Class B	1,729	69,748
Vivendi SA	45,730	886,546
Walt Disney Co. (The)	36,919	3,487,369
		19,745,360
Metals and Mining — 0.8%
Acerinox SA	13,260	164,475
Agnico Eagle Mines Ltd. New York Shares	4,962	251,325
ArcelorMittal(1)	139,380	822,599
Barrick Gold Corp.	88,462	1,504,739
Bekaert SA	2,972	122,759
BHP Billiton Ltd.	16,762	257,367
BHP Billiton plc	42,862	557,157
Boliden AB	8,615	182,451
Compass Minerals International, Inc.	799	59,549
Detour Gold Corp.(1)	5,330	120,305

Evraz plc(1)	122,468	205,848
Ferroglobe plc	5,786	47,735
Fortescue Metals Group Ltd.	106,948	393,846
Glencore plc	150,392	343,726
Newcrest Mining Ltd.(1)	6,369	106,215
Nucor Corp.	43,366	2,103,685
Regis Resources Ltd.	34,635	96,311
Reliance Steel & Aluminum Co.	6,015	433,561
Rio Tinto plc	80,819	2,441,992
Salzgitter AG	5,980	181,935
Silver Wheaton Corp.	10,580	267,991
Steel Dynamics, Inc.	10,051	247,456
Tokyo Steel Manufacturing Co. Ltd.	10,100	71,066
Vale SA ADR	99,707	525,456
Vedanta Resources plc	37,295	241,441
		11,750,990
Mortgage Real Estate Investment Trusts (REITs)†
Apollo Commercial Real Estate Finance, Inc.	2,207	35,974
Blackstone Mortgage Trust, Inc., Class A	2,441	72,790
MFA Financial, Inc.	3,711	28,649
New Residential Investment Corp.	2,051	29,432
Two Harbors Investment Corp.	10,192	90,709
		257,554
Multi-Utilities — 0.4%
A2A SpA	120,727	160,117
Ameren Corp.	13,084	646,611
Centrica plc	334,084	1,020,421
Consolidated Edison, Inc.	8,037	604,784
E.ON SE	88,467	814,805
Engie SA	62,112	990,052
NorthWestern Corp.	10,173	588,203
Veolia Environnement SA	39,740	845,113
		5,670,106
Multiline Retail — 0.7%
Debenhams plc	33,300	26,499
Dollar General Corp.	7,346	539,270
Dollar Tree, Inc.(1)	32,806	2,713,056
Marks & Spencer Group plc	46,778	211,737
Matahari Department Store Tbk PT	350,000	527,704
Ollie's Bargain Outlet Holdings, Inc.(1)	2,255	57,322
Ryohin Keikaku Co. Ltd.	6,600	1,190,316
Seria Co. Ltd.	3,800	251,215
Target Corp.	66,561	4,671,917
		10,189,036
Oil, Gas and Consumable Fuels — 3.4%
Aegean Marine Petroleum Network, Inc.	4,594	45,894
Anadarko Petroleum Corp.	42,048	2,248,307
Apache Corp.	6,604	328,219
Ardmore Shipping Corp.	11,227	81,059
BP plc	153,628	863,231
Callon Petroleum Co.(1)	6,761	98,373
Chevron Corp.	57,654	5,798,839
Cimarex Energy Co.	3,675	485,761

CNOOC Ltd.	456,000	560,187
Concho Resources, Inc.(1)	17,650	2,280,380
Contango Oil & Gas Co.(1)	4,603	44,465
Delek US Holdings, Inc.	1,785	31,327
Det Norske Oljeselskap ASA(1)	8,681	118,452
Devon Energy Corp.	30,123	1,305,230
Earthstone Energy, Inc.(1)	2,769	26,970
Eclipse Resources Corp.(1)	21,162	72,162
Eni SpA	57,940	875,079
Enviva Partners, LP	3,563	90,750
EQT Corp.	20,623	1,474,544
Euronav NV(1)	3,241	28,618
Exxon Mobil Corp.	68,570	5,975,190
Gulfport Energy Corp.(1)	11,288	322,837
Imperial Oil Ltd.	169,441	5,169,540
Koninklijke Vopak NV	18,358	930,904
Lundin Petroleum AB(1)	53,982	950,288
Newfield Exploration Co.(1)	6,367	276,073
Noble Energy, Inc.	34,157	1,177,733
Novatek OJSC GDR	8,481	914,252
Occidental Petroleum Corp.	52,738	4,052,915
PDC Energy, Inc.(1)	235	15,604
Pioneer Natural Resources Co.	1,053	188,540
PrairieSky Royalty Ltd.	5,730	112,293
Repsol SA	36,311	487,657
Royal Dutch Shell plc, A Shares	35,040	860,465
Royal Dutch Shell plc ADR	26,840	1,387,360
Royal Dutch Shell plc, B Shares	100,640	2,566,457
RSP Permian, Inc.(1)	1,785	69,704
Scorpio Tankers, Inc.	15,457	75,585
Seven Generations Energy Ltd.(1)	8,344	192,152
Spectra Energy Partners LP	5,719	260,958
Statoil ASA	50,930	805,565
Synergy Resources Corp.(1)	8,279	54,227
TonenGeneral Sekiyu KK	21,000	193,834
TOTAL SA	59,387	2,831,899
TOTAL SA ADR	75,700	3,614,675
Tullow Oil plc(1)	160,051	457,962
Ultrapar Participacoes SA	33,700	772,579
World Fuel Services Corp.	23,721	1,057,482
		52,632,577
Paper and Forest Products — 0.1%
KapStone Paper and Packaging Corp.	11,172	195,622
Sappi Ltd.(1)	116,470	573,636
UPM-Kymmene Oyj	12,037	241,814
		1,011,072
Personal Products — 0.3%
Amorepacific Corp.	2,240	775,462
Estee Lauder Cos., Inc. (The), Class A	16,795	1,498,618
Godrej Consumer Products Ltd.	30,491	690,543
Kao Corp.	9,600	498,905
LG Household & Health Care Ltd.	537	458,015
Natural Health Trends Corp.	899	28,894

Nu Skin Enterprises, Inc., Class A	2,465	142,674
Pola Orbis Holdings, Inc.	2,100	167,651
		4,260,762
Pharmaceuticals — 2.5%
Allergan plc(1)	5,460	1,280,588
Aspen Pharmacare Holdings Ltd.	31,857	762,731
AstraZeneca plc	16,736	1,078,844
Bristol-Myers Squibb Co.	45,195	2,593,741
Cempra, Inc.(1)	1,440	31,594
Daiichi Sankyo Co. Ltd.	7,700	176,713
Dermira, Inc.(1)	1,167	36,224
GlaxoSmithKline plc	38,024	818,372
H. Lundbeck A/S(1)	8,020	320,468
Hikma Pharmaceuticals plc	4,940	138,821
Horizon Pharma plc(1)	4,776	89,789
Intra-Cellular Therapies, Inc.(1)	1,047	42,236
Johnson & Johnson	40,797	4,868,714
Medicines Co. (The)(1)	1,445	56,601
Merck & Co., Inc.	86,400	5,425,056
Mylan NV(1)	45,738	1,937,462
Nippon Shinyaku Co. Ltd.	4,000	185,377
Novartis AG	550	43,282
Novo Nordisk A/S, B Shares	27,860	1,305,748
Pacira Pharmaceuticals, Inc.(1)	1,414	56,037
Pfizer, Inc.	224,220	7,802,856
Richter Gedeon Nyrt	33,300	683,118
Roche Holding AG	15,887	3,873,420
Sanofi	14,270	1,099,420
Supernus Pharmaceuticals, Inc.(1)	3,062	65,466
Teva Pharmaceutical Industries Ltd.	8,240	418,218
Teva Pharmaceutical Industries Ltd. ADR	30,214	1,522,483
TherapeuticsMD, Inc.(1)	4,213	28,985
UCB SA	4,870	399,867
Zoetis, Inc.	42,126	2,152,639
		39,294,870
Professional Services — 0.3%
Equifax, Inc.	9,067	1,195,937
IHS Markit Ltd.(1)	8,346	311,473
Korn/Ferry International	3,829	91,283
Nielsen Holdings plc	19,485	1,038,161
On Assignment, Inc.(1)	2,591	97,707
Teleperformance	3,566	369,647
Temp Holdings Co. Ltd.	12,500	199,464
Verisk Analytics, Inc., Class A(1)	14,760	1,225,818
Yumeshin Holdings Co. Ltd.	21,800	162,870
		4,692,360
Real Estate Management and Development — 0.8%
Ayala Land, Inc.	1,150,700	950,788
BR Malls Participacoes SA(1)	75,490	288,710
Bumi Serpong Damai Tbk PT	774,300	125,499
Cheung Kong Property Holdings Ltd.	66,500	467,190
China Overseas Land & Investment Ltd.	190,000	628,227
China Resources Land Ltd.	174,000	490,090

Daikyo, Inc.	32,000	50,722
Daito Trust Construction Co. Ltd.	10,400	1,531,378
Daiwa House Industry Co. Ltd.	6,300	162,668
Deutsche Wohnen AG	22,724	854,210
Fastighets AB Balder, B Shares(1)	8,293	231,721
FirstService Corp.	2,115	101,541
Hufvudstaden AB, A Shares	26,327	457,920
Hulic Co. Ltd.	56,600	536,104
Inmobiliaria Colonial SA	41,455	307,595
Leopalace21 Corp.	37,000	245,320
Longfor Properties Co. Ltd.	119,500	192,554
Mitsubishi Estate Co. Ltd.	28,000	529,609
Mitsui Fudosan Co. Ltd.	31,000	667,549
New World Development Co. Ltd.	185,000	232,039
Nexity SA	4,946	259,355
Open House Co. Ltd.	8,963	193,614
Realogy Holdings Corp.	17,742	476,195
Sino Land Co. Ltd.	78,000	133,527
SM Prime Holdings, Inc.	262,500	168,165
Sponda Oyj	27,307	142,673
Summarecon Agung Tbk PT	715,300	94,367
Sun Hung Kai Properties Ltd.	45,000	633,447
UNITE Group plc (The)	27,201	223,779
Vonovia SE	13,367	520,143
Wharf Holdings Ltd. (The)	47,000	332,012
		12,228,711
Road and Rail — 0.7%
Avis Budget Group, Inc.(1)	1,852	66,913
Canadian Pacific Railway Ltd., New York Shares	6,890	1,054,928
Central Japan Railway Co.	3,700	607,577
CJ Korea Express Corp.(1)	3,179	573,075
CSX Corp.	39,927	1,129,136
DSV A/S	30,595	1,517,392
Go-Ahead Group plc	5,525	143,579
Heartland Express, Inc.	51,087	972,186
J.B. Hunt Transport Services, Inc.	7,661	608,207
Norfolk Southern Corp.	8,879	833,738
Union Pacific Corp.	27,957	2,670,732
		10,177,463
Semiconductors and Semiconductor Equipment — 2.3%
Applied Materials, Inc.	250,829	7,484,737
ASML Holding NV	17,097	1,818,787
Broadcom Ltd.	6,605	1,165,254
Cavium, Inc.(1)	6,094	339,314
Cypress Semiconductor Corp.	12,665	151,094
Disco Corp.	2,200	248,355
Exar Corp.(1)	15,614	142,087
Integrated Device Technology, Inc.(1)	2,581	51,852
Intel Corp.	158,773	5,698,363
Kulicke & Soffa Industries, Inc.(1)	10,213	124,905
Lam Research Corp.	23,648	2,206,831
MACOM Technology Solutions Holdings, Inc.(1)	2,790	114,948
Maxim Integrated Products, Inc.	52,656	2,144,152

Microsemi Corp.(1)	5,314	212,348
Monolithic Power Systems, Inc.	1,581	121,294
NVIDIA Corp.	7,815	479,372
NXP Semiconductors NV(1)	26,222	2,308,061
QUALCOMM, Inc.	59,692	3,764,775
Semtech Corp.(1)	3,208	85,333
Taiwan Semiconductor Manufacturing Co. Ltd.	532,500	2,953,625
Teradyne, Inc.	61,248	1,289,883
Wonik Holdings Co. Ltd.(1)	54,399	326,394
Xilinx, Inc.	30,368	1,646,249
		34,878,013
Software — 2.9%
Adobe Systems, Inc.(1)	42,640	4,362,498
BroadSoft, Inc.(1)	1,979	90,460
CDK Global, Inc.	11,529	668,451
Citrix Systems, Inc.(1)	2,846	248,171
Electronic Arts, Inc.(1)	46,292	3,760,299
Ellie Mae, Inc.(1)	980	95,913
Guidewire Software, Inc.(1)	9,515	585,458
Imperva, Inc.(1)	609	27,411
Intuit, Inc.	2,717	302,810
LINE Corp.(1)	11,800	502,953
LINE Corp. ADR(1)	2,894	123,719
Manhattan Associates, Inc.(1)	10,294	622,993
Mentor Graphics Corp.	6,952	166,918
Microsoft Corp.	228,201	13,112,429
Mobileye NV(1)	16,730	817,930
Oracle Corp.	191,169	7,879,986
Paylocity Holding Corp.(1)	1,434	64,573
Proofpoint, Inc.(1)	668	51,403
RingCentral, Inc., Class A(1)	5,578	122,437
salesforce.com, Inc.(1)	12,773	1,014,432
SAP SE	17,000	1,493,499
ServiceNow, Inc.(1)	20,596	1,496,711
Splunk, Inc.(1)	15,066	877,444
Symantec Corp.	85,319	2,058,747
Synchronoss Technologies, Inc.(1)	4,290	179,107
Synopsys, Inc.(1)	10,440	618,988
Tyler Technologies, Inc.(1)	6,552	1,074,200
VMware, Inc., Class A(1)	29,139	2,136,763
		44,556,703
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	15,450	2,431,521
American Eagle Outfitters, Inc.	9,045	167,694
AutoZone, Inc.(1)	1,243	922,057
Best Buy Co., Inc.	55,585	2,138,911
Burlington Stores, Inc.(1)	8,806	715,223
CST Brands, Inc.	20,085	960,264
Destination Maternity Corp.	4,901	29,651
Fast Retailing Co. Ltd.	1,700	597,091
Five Below, Inc.(1)	2,007	89,432
Foot Locker, Inc.	11,008	722,565
Home Depot, Inc. (The)	13,184	1,768,238

Industria de Diseno Textil SA	40,055	1,419,240
L Brands, Inc.	6,424	489,573
Lowe's Cos., Inc.	8,870	679,087
MarineMax, Inc.(1)	2,203	43,685
Nitori Holdings Co. Ltd.	9,100	922,621
O'Reilly Automotive, Inc.(1)	13,022	3,645,509
Penske Automotive Group, Inc.	2,909	131,778
Ross Stores, Inc.	30,760	1,914,502
TJX Cos., Inc. (The)	27,890	2,159,802
Tractor Supply Co.	8,081	678,400
Ulta Salon Cosmetics & Fragrance, Inc.(1)	2,874	710,482
Williams-Sonoma, Inc.	16,167	851,031
		24,188,357
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc.	130,266	13,821,223
Canon, Inc.	18,600	532,841
EMC Corp.	26,947	781,193
Hewlett Packard Enterprise Co.	33,302	715,327
HP, Inc.	125,760	1,807,171
Logitech International SA	5,500	115,195
Samsung Electronics Co. Ltd.	2,246	3,263,247
Seiko Epson Corp.	33,100	634,071
Silicon Graphics International Corp.(1)	4,460	34,387
Super Micro Computer, Inc.(1)	2,969	64,219
		21,768,874
Textiles, Apparel and Luxury Goods — 0.7%
adidas AG	10,090	1,676,416
Carter's, Inc.	9,790	932,889
Coach, Inc.	32,188	1,228,938
Culp, Inc.	2,212	70,142
Kering	6,630	1,256,854
lululemon athletica, Inc.(1)	7,221	552,479
Pandora A/S	12,639	1,572,321
Ralph Lauren Corp.	4,730	490,123
Shenzhou International Group Holdings Ltd.	139,000	912,924
Taiwan Paiho Ltd.	165,000	474,764
Under Armour, Inc., Class A(1)	13,519	535,758
Under Armour, Inc., Class C(1)	12,845	457,924
		10,161,532
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	60,930	876,174
Essent Group Ltd.(1)	69,426	1,845,343
		2,721,517
Tobacco — 0.5%
Altria Group, Inc.	45,895	3,033,200
British American Tobacco plc	25,100	1,557,362
Imperial Brands plc	13,726	719,800
Philip Morris International, Inc.	25,977	2,595,882
		7,906,244
Trading Companies and Distributors — 0.4%
Ashtead Group plc	72,102	1,197,711
Bunzl plc	36,580	1,132,666
DXP Enterprises, Inc.(1)	3,125	87,781

GMS, Inc.(1)	5,094	124,650
HD Supply Holdings, Inc.(1)	29,666	1,071,239
ITOCHU Corp.	38,700	456,702
MRC Global, Inc.(1)	5,809	85,218
Rexel SA	32,590	523,658
SiteOne Landscape Supply, Inc.(1)	3,084	117,932
United Rentals, Inc.(1)	5,933	488,345
Wolseley plc	24,950	1,435,023
		6,720,925
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	26,900	312,398
Flughafen Zuerich AG	1,330	246,108
Grupo Aeroportuario del Centro Norte SAB de CV	117,511	723,374
		1,281,880
Water Utilities†
Beijing Enterprises Water Group Ltd.	1,074,000	748,992
Wireless Telecommunication Services — 0.2%
China Mobile Ltd.	113,000	1,395,467
Drillisch AG	3,000	138,388
NTT DOCOMO, Inc.	65,300	1,642,835
Vodafone Group plc	110,982	334,974
		3,511,664
TOTAL COMMON STOCKS (Cost $833,652,784)		1,012,476,092
U.S. TREASURY SECURITIES — 10.7%
U.S. Treasury Bills, 0.43%, 2/9/17(2)(3)	200,000	199,613
U.S. Treasury Bonds, 3.50%, 2/15/39	1,797,000	2,265,976
U.S. Treasury Bonds, 4.375%, 11/15/39	1,475,000	2,095,162
U.S. Treasury Bonds, 2.875%, 5/15/43	1,160,000	1,318,345
U.S. Treasury Bonds, 3.75%, 11/15/43	50,000	66,409
U.S. Treasury Bonds, 3.125%, 8/15/44	240,000	285,909
U.S. Treasury Bonds, 3.00%, 11/15/44	390,000	454,022
U.S. Treasury Bonds, 2.50%, 2/15/45	5,500,000	5,810,128
U.S. Treasury Bonds, 3.00%, 5/15/45	160,000	186,269
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	959,055	1,134,439
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	239,048	290,715
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	10,788,955	13,647,909
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	135,796	198,683
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	669,120	895,527
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,893,170	2,556,843
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,080,124	2,155,399
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,016,948	1,026,005
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	3,051,008	3,642,995
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,183,396	3,310,506
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	6,725,609	6,757,703
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,368,040	3,563,545
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,491,572	1,504,475
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	5,661,040	5,714,661
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	6,170,528	6,503,286
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,347,300	5,551,754
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,129,920	2,149,215
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,760,632	6,835,006
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,892,116	6,932,435
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(2)	2,382,225	2,443,384

U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,165,150	5,368,750
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,999,031	10,039,507
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	7,318,224	7,482,599
U.S. Treasury Notes, 3.00%, 9/30/16	10,000,000	10,021,720
U.S. Treasury Notes, 0.50%, 3/31/17	3,250,000	3,249,200
U.S. Treasury Notes, 0.75%, 10/31/17	1,125,000	1,125,484
U.S. Treasury Notes, 1.00%, 2/15/18(2)	100,000	100,346
U.S. Treasury Notes, 1.00%, 3/15/18	5,000,000	5,017,385
U.S. Treasury Notes, 0.75%, 4/15/18	2,200,000	2,198,669
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	309,111
U.S. Treasury Notes, 1.00%, 5/31/18	400,000	401,359
U.S. Treasury Notes, 1.25%, 11/15/18	2,000,000	2,016,992
U.S. Treasury Notes, 1.25%, 11/30/18	1,170,000	1,180,329
U.S. Treasury Notes, 1.50%, 11/30/19	50,000	50,810
U.S. Treasury Notes, 1.375%, 2/29/20(2)	4,656,000	4,710,289
U.S. Treasury Notes, 1.375%, 3/31/20	7,303,000	7,386,444
U.S. Treasury Notes, 1.50%, 5/31/20	1,700,000	1,726,131
U.S. Treasury Notes, 1.625%, 6/30/20	2,250,000	2,294,780
U.S. Treasury Notes, 1.375%, 10/31/20	700,000	706,521
U.S. Treasury Notes, 2.00%, 11/30/20	750,000	776,001
U.S. Treasury Notes, 1.75%, 12/31/20	2,900,000	2,971,479
U.S. Treasury Notes, 2.25%, 4/30/21	1,900,000	1,990,584
U.S. Treasury Notes, 1.375%, 5/31/21	600,000	605,063
U.S. Treasury Notes, 1.50%, 2/28/23	1,580,000	1,588,764
U.S. Treasury Notes, 1.375%, 6/30/23	2,250,000	2,240,816
U.S. Treasury Notes, 1.25%, 7/31/23	50,000	49,361
TOTAL U.S. TREASURY SECURITIES (Cost $157,629,399)		165,104,812
CORPORATE BONDS — 9.7%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	90,000	92,027
Bombardier, Inc., 4.75%, 4/15/19(4)	60,000	60,450
Bombardier, Inc., 5.75%, 3/15/22(4)	130,000	123,500
Bombardier, Inc., 6.00%, 10/15/22(4)	35,000	33,250
Bombardier, Inc., 7.50%, 3/15/25(4)	80,000	76,400
KLX, Inc., 5.875%, 12/1/22(4)	75,000	79,088
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	239,160
Lockheed Martin Corp., 3.55%, 1/15/26	70,000	76,157
TransDigm, Inc., 6.00%, 7/15/22	140,000	146,300
TransDigm, Inc., 6.375%, 6/15/26(4)	50,000	51,250
United Technologies Corp., 6.05%, 6/1/36	140,000	190,420
United Technologies Corp., 4.50%, 6/1/42	90,000	106,939
		1,274,941
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(4)	70,000	73,063
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(4)	135,000	135,844
Auto Components†
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	25,000	26,188
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	50,000	53,562
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	115,000	120,750
Schaeffler Finance BV, 4.25%, 5/15/21(4)	140,000	144,200
Tenneco, Inc., 5.00%, 7/15/26	20,000	20,650
ZF North America Capital, Inc., 4.50%, 4/29/22(4)	70,000	74,287

ZF North America Capital, Inc., 4.75%, 4/29/25(4)		105,000	111,825
			551,462
Automobiles — 0.4%
American Honda Finance Corp., 1.50%, 9/11/17(4)		70,000	70,304
American Honda Finance Corp., 2.125%, 10/10/18		150,000	152,970
Daimler Finance North America LLC, 1.875%, 1/11/18(4)		150,000	151,037
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		175,000	179,812
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		40,000	42,170
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		500,000	574,592
General Motors Co., 5.00%, 4/1/35		190,000	200,575
General Motors Financial Co., Inc., 3.25%, 5/15/18		180,000	183,526
General Motors Financial Co., Inc., 3.10%, 1/15/19		270,000	275,470
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	132,169
General Motors Financial Co., Inc., 5.25%, 3/1/26		200,000	222,502
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(4)		85,000	87,444
Toyota Motor Credit Corp., MTN, 2.00%, 9/15/16		3,300,000	3,301,036
			5,573,607
Banks — 1.7%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	360,310
Bank of America Corp., 5.75%, 12/1/17		$540,000	567,937
Bank of America Corp., 5.70%, 1/24/22		310,000	362,052
Bank of America Corp., 4.10%, 7/24/23		110,000	119,627
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	100,000	115,002
Bank of America Corp., MTN, 4.00%, 4/1/24		$90,000	97,456
Bank of America Corp., MTN, 4.20%, 8/26/24		210,000	223,126
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	260,799
Bank of America Corp., MTN, 5.00%, 1/21/44		100,000	120,339
Bank of America N.A., 5.30%, 3/15/17		1,470,000	1,501,287
Bank of Nova Scotia (The), 1.10%, 12/13/16		750,000	750,450
Bank of Nova Scotia (The), VRN, 1.08%, 9/13/16		1,600,000	1,601,464
Barclays Bank plc, 5.14%, 10/14/20		100,000	108,183
Barclays Bank plc, 7.625%, 11/21/22		100,000	112,487
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	300,000	393,257
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	68,757
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	200,000	219,181
BPCE SA, 4.625%, 7/18/23	EUR	100,000	133,288
BPCE SA, VRN, 2.75%, 7/8/21	EUR	200,000	232,782
Branch Banking & Trust Co., 3.625%, 9/16/25		$100,000	107,259
Capital One Financial Corp., 4.20%, 10/29/25		115,000	120,354
Citigroup, Inc., 1.75%, 5/1/18		580,000	581,003
Citigroup, Inc., 4.50%, 1/14/22		580,000	642,089
Citigroup, Inc., 4.05%, 7/30/22		80,000	85,202
Citigroup, Inc., 4.45%, 9/29/27		655,000	691,842
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	301,340
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	140,000	187,603
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$280,000	306,020
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	150,000	174,908
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	160,000	204,881
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	590,000	775,065
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	90,000	141,424
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	394,598
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	610,000	954,043
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	600,000	777,167

Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	129,188
Fifth Third Bank, 2.875%, 10/1/21		230,000	240,317
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	140,000	215,582
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	121,778
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	570,000	709,962
Intesa Sanpaolo SpA, 5.02%, 6/26/24(4)		$150,000	141,729
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	297,555
JPMorgan Chase & Co., 4.625%, 5/10/21		$80,000	88,751
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	136,561
JPMorgan Chase & Co., 3.875%, 9/10/24		480,000	507,532
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	329,158
KeyCorp, MTN, 2.30%, 12/13/18		230,000	233,763
KFW, 3.875%, 1/21/19	EUR	340,000	418,765
KFW, 2.00%, 10/4/22		$250,000	256,605
KFW, MTN, 4.625%, 1/4/23	EUR	520,000	765,813
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	210,316
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(4)		$140,000	156,100
Royal Bank of Canada, MTN, VRN, 1.12%, 9/9/16		2,600,000	2,600,130
Royal Bank of Canada, MTN, VRN, 1.04%, 10/24/16		870,000	870,882
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,776
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		100,000	99,240
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	600,000	666,813
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	156,970
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	350,000	406,136
U.S. Bancorp, MTN, 3.00%, 3/15/22		$130,000	137,504
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	333,626
Wells Fargo & Co., 4.125%, 8/15/23		300,000	327,535
Wells Fargo & Co., 3.00%, 4/22/26		220,000	225,798
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,130
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	288,158
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	121,348
Wells Fargo & Co., MTN, 3.55%, 9/29/25		$110,000	117,887
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	217,367
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	192,587
Wells Fargo & Co., MTN, 4.40%, 6/14/46		60,000	64,209
			25,641,153
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		250,000	262,551
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		170,000	181,849
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	449,294
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		290,000	296,324
Coca-Cola Co. (The), 1.80%, 9/1/16		41,000	41,000
Constellation Brands, Inc., 3.875%, 11/15/19		70,000	73,938
Molson Coors Brewing Co., 3.00%, 7/15/26		130,000	131,849
Pernod Ricard SA, 2.95%, 1/15/17(4)		230,000	231,500
			1,668,305
Biotechnology — 0.2%
AbbVie, Inc., 1.75%, 11/6/17		170,000	170,817
AbbVie, Inc., 2.90%, 11/6/22		210,000	216,606
AbbVie, Inc., 3.60%, 5/14/25		70,000	74,157
AbbVie, Inc., 4.40%, 11/6/42		240,000	256,777
AbbVie, Inc., 4.45%, 5/14/46		30,000	32,245
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(4)		105,000	103,819

Amgen, Inc., 4.66%, 6/15/51(4)		219,000	236,817
Biogen, Inc., 3.625%, 9/15/22		270,000	289,188
Celgene Corp., 3.25%, 8/15/22		160,000	167,111
Celgene Corp., 3.625%, 5/15/24		160,000	169,711
Celgene Corp., 3.875%, 8/15/25		140,000	151,487
Concordia International Corp., 7.00%, 4/15/23(4)		100,000	78,000
Concordia International Corp., 9.50%, 10/21/22(4)		60,000	49,650
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	112,346
Gilead Sciences, Inc., 3.65%, 3/1/26		360,000	390,768
			2,499,499
Building Products†
Masco Corp., 5.95%, 3/15/22		70,000	81,445
Masco Corp., 4.45%, 4/1/25		170,000	183,005
			264,450
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	300,000	434,630
Ameriprise Financial, Inc., 4.00%, 10/15/23		$140,000	153,453
Dresdner Funding Trust I, 8.15%, 6/30/31(4)		115,000	136,936
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	171,004
Jefferies Group LLC, 5.125%, 4/13/18		$180,000	188,065
			1,084,088
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		185,000	194,481
Blue Cube Spinco, Inc., 9.75%, 10/15/23(4)		120,000	142,500
Chemours Co. (The), 6.625%, 5/15/23		100,000	96,500
Dow Chemical Co. (The), 4.25%, 11/15/20		113,000	122,844
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		8,000	8,462
Ecolab, Inc., 4.35%, 12/8/21		60,000	67,456
Hexion, Inc., 8.875%, 2/1/18		125,000	118,088
Hexion, Inc., 6.625%, 4/15/20		30,000	26,156
Huntsman International LLC, 5.125%, 11/15/22		60,000	62,250
INEOS Group Holdings SA, 5.625%, 8/1/24(4)		115,000	115,000
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	215,335
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	50,383
Mosaic Co. (The), 5.625%, 11/15/43		120,000	132,098
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		50,000	47,625
Tronox Finance LLC, 6.375%, 8/15/20		75,000	68,250
			1,467,428
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21		100,000	110,000
Clean Harbors, Inc., 5.25%, 8/1/20		50,000	51,400
Covanta Holding Corp., 5.875%, 3/1/24		80,000	80,800
Envision Healthcare Corp., 5.125%, 7/1/22(4)		100,000	101,500
Iron Mountain, Inc., 5.75%, 8/15/24		135,000	140,738
Pitney Bowes, Inc., 4.625%, 3/15/24		90,000	94,655
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(4)		100,000	109,250
Republic Services, Inc., 3.55%, 6/1/22		350,000	375,747
Waste Management, Inc., 4.10%, 3/1/45		120,000	137,097
			1,201,187
Communications Equipment†
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		50,000	54,625
Avaya, Inc., 7.00%, 4/1/19(4)		90,000	67,500
Cisco Systems, Inc., 5.90%, 2/15/39		24,000	33,117

CommScope, Inc., 5.50%, 6/15/24(4)	65,000	68,494
Nokia Oyj, 5.375%, 5/15/19	50,000	54,250
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	130,000	135,850
		413,836
Construction and Engineering†
SBA Communications Corp., 5.625%, 10/1/19	125,000	128,828
SBA Communications Corp., 4.875%, 7/15/22	75,000	77,063
		205,891
Construction Materials†
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	100,000	95,250
Builders FirstSource, Inc., 10.75%, 8/15/23(4)	35,000	39,900
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	52,031
Owens Corning, 4.20%, 12/15/22	140,000	149,525
Ply Gem Industries, Inc., 6.50%, 2/1/22	100,000	103,625
Standard Industries, Inc., 6.00%, 10/15/25(4)	60,000	66,000
USG Corp., 5.875%, 11/1/21(4)	25,000	26,344
USG Corp., 5.50%, 3/1/25(4)	140,000	152,425
		685,100
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	262,314
American Express Co., 1.55%, 5/22/18	120,000	120,347
American Express Credit Corp., 2.60%, 9/14/20	105,000	108,252
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	142,447
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	253,246
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	257,233
CIT Group, Inc., 5.00%, 8/15/22	290,000	308,125
CIT Group, Inc., 5.00%, 8/1/23	125,000	132,812
Equifax, Inc., 3.30%, 12/15/22	170,000	178,122
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	120,000	132,150
Harland Clarke Holdings Corp., 9.25%, 3/1/21(4)	35,000	30,056
Navient Corp., 5.00%, 10/26/20	100,000	100,750
Navient Corp., 5.50%, 1/25/23	250,000	238,437
OneMain Financial Holdings LLC, 6.75%, 12/15/19(4)	85,000	89,569
PNC Bank N.A., 6.00%, 12/7/17	640,000	675,102
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	26,344
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	130,000	137,475
Synchrony Financial, 2.60%, 1/15/19	140,000	141,958
Synchrony Financial, 3.00%, 8/15/19	50,000	51,147
		3,385,886
Containers and Packaging — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19	100,000	103,482
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(4)	150,000	156,187
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(4)	200,000	213,750
Ball Corp., 4.00%, 11/15/23	195,000	199,144
Ball Corp., 5.25%, 7/1/25	35,000	38,019
Berry Plastics Corp., 5.50%, 5/15/22	60,000	62,737
Berry Plastics Corp., 5.125%, 7/15/23	100,000	103,375
BWAY Holding Co., 9.125%, 8/15/21(4)	100,000	102,750
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	380,000	399,000
Novelis Corp., 6.25%, 8/15/24(4)	50,000	52,250
Novelis, Inc., 8.75%, 12/15/20	55,000	57,716
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(4)	70,000	76,694
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	100,000	103,250

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		100,000	103,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(4)		275,000	295,109
Sealed Air Corp., 5.125%, 12/1/24(4)		120,000	129,000
WestRock RKT Co., 3.50%, 3/1/20		170,000	176,956
			2,373,169
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	131,512
Service Corp. International, 5.375%, 1/15/22		75,000	78,848
			210,360
Diversified Financial Services — 0.7%
Ally Financial, Inc., 3.60%, 5/21/18		110,000	112,062
Ally Financial, Inc., 8.00%, 3/15/20		145,000	167,112
Ally Financial, Inc., 4.625%, 3/30/25		180,000	187,425
Ally Financial, Inc., 5.75%, 11/20/25		180,000	192,150
Ally Financial, Inc., 8.00%, 11/1/31		75,000	94,313
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	300,000	349,259
Credit Agricole SA, 2.625%, 3/17/27	EUR	300,000	355,310
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	173,442
Deutsche Bank AG, 4.50%, 4/1/25		$65,000	61,482
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	346,000	355,458
Deutsche Bank AG, MTN, 4.50%, 5/19/26	EUR	100,000	108,038
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	220,000	290,241
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$604,000	621,906
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		450,000	455,907
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		580,000	594,900
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	71,964
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	227,845
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$580,000	673,377
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		200,000	215,757
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		130,000	138,159
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	334,518
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	103,005
HSBC Holdings plc, 2.95%, 5/25/21		200,000	205,214
HSBC Holdings plc, 4.30%, 3/8/26		200,000	215,335
HSBC Holdings plc, MTN, VRN, 3.375%, 1/10/19	EUR	500,000	585,157
HUB International Ltd., 7.875%, 10/1/21(4)		$75,000	76,875
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	86,963
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	75,100
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(4)		75,000	72,000
Morgan Stanley, 2.50%, 4/21/21		90,000	91,036
Morgan Stanley, 5.00%, 11/24/25		620,000	692,384
Morgan Stanley, MTN, 6.625%, 4/1/18		560,000	603,579
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	856,472
Morgan Stanley, MTN, 3.70%, 10/23/24		50,000	53,074
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	600,000	802,985
Societe Generale SA, VRN, 5.92%, 4/5/17(4)		$105,000	107,186
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	100,000	117,169
			10,524,159
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21		$160,000	179,961
AT&T, Inc., 3.875%, 8/15/21		100,000	108,509
AT&T, Inc., 3.60%, 2/17/23		230,000	243,136
AT&T, Inc., 4.45%, 4/1/24		120,000	132,478

AT&T, Inc., 3.40%, 5/15/25		170,000	175,350
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	153,518
AT&T, Inc., 6.55%, 2/15/39		$290,000	378,045
AT&T, Inc., 4.30%, 12/15/42		210,000	211,772
British Telecommunications plc, 5.95%, 1/15/18		420,000	446,379
CenturyLink, Inc., 5.625%, 4/1/20		200,000	213,750
CenturyLink, Inc., 7.65%, 3/15/42		100,000	90,900
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)		250,000	251,543
Frontier Communications Corp., 7.125%, 3/15/19		100,000	108,250
Frontier Communications Corp., 8.50%, 4/15/20		20,000	21,650
Frontier Communications Corp., 10.50%, 9/15/22		140,000	152,862
Frontier Communications Corp., 7.125%, 1/15/23		195,000	184,762
Frontier Communications Corp., 6.875%, 1/15/25		140,000	126,175
Frontier Communications Corp., 11.00%, 9/15/25		205,000	222,169
Hughes Satellite Systems Corp., 6.50%, 6/15/19		94,000	103,165
Hughes Satellite Systems Corp., 5.25%, 8/1/26(4)		100,000	99,625
Inmarsat Finance plc, 4.875%, 5/15/22(4)		50,000	48,750
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		175,000	141,094
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	136,937
Level 3 Financing, Inc., 5.375%, 8/15/22		50,000	52,445
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	52,688
Orange SA, 4.125%, 9/14/21		180,000	198,647
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	180,505
SoftBank Group Corp., 4.50%, 4/15/20(4)		$150,000	156,375
Sprint Capital Corp., 8.75%, 3/15/32		105,000	104,442
Telecom Italia Capital SA, 6.375%, 11/15/33		100,000	103,875
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	137,812
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	200,000	242,251
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	122,288
Verizon Communications, Inc., 3.65%, 9/14/18		$550,000	575,500
Verizon Communications, Inc., 3.50%, 11/1/21		140,000	150,650
Verizon Communications, Inc., 5.15%, 9/15/23		380,000	444,822
Verizon Communications, Inc., 2.625%, 8/15/26		130,000	128,906
Verizon Communications, Inc., 5.05%, 3/15/34		750,000	857,654
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	107,521
Verizon Communications, Inc., 4.86%, 8/21/46		90,000	100,475
Verizon Communications, Inc., 5.01%, 8/21/54		144,000	158,594
Windstream Services LLC, 7.75%, 10/15/20		70,000	72,100
Windstream Services LLC, 6.375%, 8/1/23		100,000	91,375
			7,969,705
Electric Utilities†
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	116,301
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26		$50,000	52,035
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19(5)		55,000	21,175
Ensco plc, 4.70%, 3/15/21		105,000	90,877
FTS International, Inc., 6.25%, 5/1/22		60,000	21,300
Halliburton Co., 3.80%, 11/15/25		190,000	196,742
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		150,000	86,625
Pacific Drilling SA, 5.375%, 6/1/20(4)		115,000	33,925
Paragon Offshore plc, 7.25%, 8/15/24(1)(4)(5)		90,000	25,875
Petroleum Geo-Services ASA, 7.375%, 12/15/18(4)		100,000	75,500

Precision Drilling Corp., 6.50%, 12/15/21	45,000	41,963
Precision Drilling Corp., 5.25%, 11/15/24	105,000	88,725
SESI LLC, 6.375%, 5/1/19	50,000	49,750
Transocean, Inc., 3.75%, 10/15/17	110,000	110,275
Transocean, Inc., 9.00%, 7/15/23(4)	50,000	48,612
Weatherford International Ltd., 7.75%, 6/15/21	95,000	93,694
Weatherford International Ltd., 4.50%, 4/15/22	110,000	91,850
		1,076,888
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(4)	215,000	226,556
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(4)	70,000	77,875
		304,431
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(4)	100,000	107,610
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(4)	40,000	34,600
CVS Health Corp., 3.50%, 7/20/22	160,000	172,050
CVS Health Corp., 5.125%, 7/20/45	120,000	150,219
Dollar General Corp., 3.25%, 4/15/23	170,000	175,786
Horizon Pharma, Inc., 6.625%, 5/1/23	75,000	74,438
Koninklijke Ahold Delhaize NV, 5.70%, 10/1/40	90,000	111,059
Kroger Co. (The), 3.30%, 1/15/21	190,000	201,780
Rite Aid Corp., 6.125%, 4/1/23(4)	150,000	162,500
SUPERVALU, Inc., 6.75%, 6/1/21	80,000	75,600
Sysco Corp., 3.30%, 7/15/26	80,000	83,894
Target Corp., 2.50%, 4/15/26	180,000	184,873
Tesco plc, 6.15%, 11/15/37(4)	80,000	82,353
Wal-Mart Stores, Inc., 2.55%, 4/11/23	280,000	292,152
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	464,821
		2,373,735
Food Products — 0.1%
JBS Investments GmbH, 7.25%, 4/3/24(4)	70,000	74,445
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(4)	95,000	98,800
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(4)	90,000	91,800
Kraft Heinz Foods Co., 3.95%, 7/15/25	200,000	217,890
Kraft Heinz Foods Co., 5.00%, 6/4/42	90,000	105,297
Kraft Heinz Foods Co., 5.20%, 7/15/45	110,000	132,390
Kraft Heinz Foods Co., 4.375%, 6/1/46	130,000	141,203
Pilgrim's Pride Corp., 5.75%, 3/15/25(4)	220,000	228,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	105,000	108,937
Post Holdings, Inc., 7.75%, 3/15/24(4)	65,000	72,556
Post Holdings, Inc., 5.00%, 8/15/26(4)	100,000	100,000
Smithfield Foods, Inc., 6.625%, 8/15/22	80,000	85,200
Tyson Foods, Inc., 4.50%, 6/15/22	160,000	177,094
		1,633,862
Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	70,000	69,300
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	39,200
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	253,901
Enbridge, Inc., 4.50%, 6/10/44	120,000	107,619
Energy Transfer Equity LP, 5.875%, 1/15/24	110,000	113,300
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	209,984
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	86,619
Energy Transfer Partners LP, 3.60%, 2/1/23	170,000	167,585

Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	108,291
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	382,693
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	65,000	66,625
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	130,000	125,775
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	150,000	167,736
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	327,319
Kinder Morgan, Inc., 4.30%, 6/1/25	70,000	72,706
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	225,335
MPLX LP, 4.875%, 12/1/24(4)	75,000	76,795
MPLX LP, 4.875%, 6/1/25(4)	180,000	183,897
NGPL PipeCo LLC, 7.12%, 12/15/17(4)	75,000	78,469
NuStar Logistics LP, 4.75%, 2/1/22	40,000	39,500
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	270,000	273,196
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	51,760
Rockies Express Pipeline LLC, 5.625%, 4/15/20(4)	160,000	168,200
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	134,375
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	255,000	269,663
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	165,000	175,106
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	299,599
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	20,000	20,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	58,100
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	104,000	100,620
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	120,000	128,400
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	50,000	53,175
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	180,544
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	126,750
Williams Cos., Inc. (The), 4.55%, 6/24/24	285,000	292,838
Williams Cos., Inc. (The), 5.75%, 6/24/44	80,000	82,600
Williams Partners LP, 5.10%, 9/15/45	100,000	98,390
		5,416,465
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 6.50%, 6/15/20	50,000	49,313
Alere, Inc., 6.375%, 7/1/23(4)	140,000	143,850
Becton Dickinson and Co., 3.73%, 12/15/24	220,000	239,471
Crimson Merger Sub, Inc., 6.625%, 5/15/22(4)	40,000	35,900
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(4)	70,000	61,950
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	150,000	154,875
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	51,125
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	149,300
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(4)	110,000	111,650
Medtronic, Inc., 2.50%, 3/15/20	120,000	124,304
Medtronic, Inc., 3.50%, 3/15/25	240,000	260,392
Medtronic, Inc., 4.375%, 3/15/35	240,000	276,265
St. Jude Medical, Inc., 2.00%, 9/15/18	80,000	81,164
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	102,399
		1,841,958
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	35,000	35,088
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	110,000	112,475
Aetna, Inc., 2.75%, 11/15/22	160,000	162,573
Aetna, Inc., 4.375%, 6/15/46	110,000	114,852
Amsurg Corp., 5.625%, 7/15/22	125,000	129,531
Ascension Health, 3.95%, 11/15/46	40,000	45,033

Centene Corp., 5.625%, 2/15/21	100,000	106,625
Centene Corp., 6.125%, 2/15/24	125,000	136,562
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	155,000	147,444
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	53,964
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	135,000	112,725
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	25,000	26,313
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	230,000	237,906
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	110,000	111,760
Express Scripts Holding Co., 3.40%, 3/1/27	70,000	70,875
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(4)	125,000	134,375
HCA, Inc., 3.75%, 3/15/19	480,000	496,200
HCA, Inc., 4.25%, 10/15/19	125,000	131,406
HCA, Inc., 7.50%, 2/15/22	220,000	251,702
HCA, Inc., 4.75%, 5/1/23	195,000	204,506
HCA, Inc., 5.375%, 2/1/25	220,000	227,509
HealthSouth Corp., 5.75%, 11/1/24	95,000	98,990
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	230,000	209,587
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(4)	100,000	105,000
Kindred Healthcare, Inc., 8.00%, 1/15/20	70,000	72,800
Kindred Healthcare, Inc., 6.375%, 4/15/22	25,000	23,781
LifePoint Health, Inc., 5.50%, 12/1/21	75,000	78,563
Mylan NV, 3.95%, 6/15/26(4)	120,000	123,878
NYU Hospitals Center, 4.43%, 7/1/42	110,000	120,020
Tenet Healthcare Corp., 8.00%, 8/1/20	100,000	101,875
Tenet Healthcare Corp., 6.00%, 10/1/20	100,000	106,000
Tenet Healthcare Corp., 8.125%, 4/1/22	235,000	239,112
Tenet Healthcare Corp., 6.75%, 6/15/23	225,000	215,297
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	303,647
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	110,886
Universal Health Services, Inc., 4.75%, 8/1/22(4)	50,000	52,000
Universal Health Services, Inc., 5.00%, 6/1/26(4)	85,000	88,187
		5,099,047
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(4)	160,000	167,800
Aramark Services, Inc., 5.125%, 1/15/24(4)	60,000	62,363
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	87,885
Boyd Gaming Corp., 6.375%, 4/1/26(4)	85,000	91,375
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	61,200
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	113,988
CEC Entertainment, Inc., 8.00%, 2/15/22	25,000	25,125
Eldorado Resorts, Inc., 7.00%, 8/1/23	100,000	106,000
FelCor Lodging LP, 5.625%, 3/1/23	40,000	41,300
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(4)	150,000	157,500
Hilton Escrow Issuer LLC / Hilton Escrow Issuer Corp., 4.25%, 9/1/24(4)	110,000	112,613
International Game Technology plc, 6.25%, 2/15/22(4)	165,000	178,612
International Game Technology plc, 6.50%, 2/15/25(4)	95,000	103,455
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(4)	25,000	26,625
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	105,522
MGM Resorts International, 5.25%, 3/31/20	150,000	160,762
MGM Resorts International, 6.00%, 3/15/23	210,000	228,501
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(4)	25,000	25,813
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	170,000	186,150
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	34,200

Scientific Games International, Inc., 7.00%, 1/1/22(4)		165,000	176,137
Scientific Games International, Inc., 10.00%, 12/1/22		115,000	106,950
Station Casinos LLC, 7.50%, 3/1/21		200,000	212,714
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(4)		140,000	141,925
			2,714,515
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		96,000	91,200
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(4)		125,000	126,250
Century Communities, Inc., 6.875%, 5/15/22		30,000	30,525
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(4)		165,000	116,325
KB Home, 4.75%, 5/15/19		35,000	35,788
KB Home, 8.00%, 3/15/20		50,000	55,625
KB Home, 7.00%, 12/15/21		30,000	32,175
Lennar Corp., 4.75%, 4/1/21		40,000	43,120
Lennar Corp., 4.75%, 5/30/25		40,000	41,700
Newell Brands, Inc., 4.20%, 4/1/26		90,000	98,360
Newell Brands, Inc., 5.50%, 4/1/46		70,000	86,642
PulteGroup, Inc., 5.50%, 3/1/26		100,000	107,187
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(4)		105,000	107,625
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(4)		200,000	206,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		150,000	157,500
WCI Communities, Inc., 6.875%, 8/15/21		160,000	167,200
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	132,187
			1,635,409
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(4)		70,000	73,150
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	139,750
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	156,780
			369,680
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(4)		90,000	52,875
General Electric Co., 4.125%, 10/9/42		240,000	270,901
General Electric Co., MTN, 5.625%, 9/15/17		112,000	117,308
General Electric Co., MTN, 4.375%, 9/16/20		360,000	399,717
HD Supply, Inc., 7.50%, 7/15/20		135,000	140,737
HD Supply, Inc., 5.25%, 12/15/21(4)		50,000	53,468
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		150,000	158,989
Jack Cooper Holdings Corp., 9.25%, 6/1/20		25,000	18,375
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(4)		205,000	210,125
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(4)		60,000	62,100
			1,484,595
Insurance — 0.5%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22		145,000	154,425
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	63,635
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	300,000	392,949
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	127,661
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$100,000	108,188
American International Group, Inc., 4.125%, 2/15/24		540,000	581,807
American International Group, Inc., 4.50%, 7/16/44		110,000	114,762
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	327,967
AXA SA, 7.125%, 12/15/20	GBP	150,000	242,539
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$180,000	199,402
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		110,000	116,464

Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	93,626
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	201,733
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	221,782
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	107,451
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	600,000	684,114
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	33,075
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16		140,000	55,300
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	72,327
International Lease Finance Corp., 3.875%, 4/15/18		250,000	256,875
International Lease Finance Corp., 6.25%, 5/15/19		195,000	212,686
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)		50,000	55,777
Liberty Mutual Group, Inc., 4.85%, 8/1/44(4)		190,000	203,386
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(4)		175,000	146,563
Lincoln National Corp., 6.25%, 2/15/20		100,000	112,756
Markel Corp., 4.90%, 7/1/22		200,000	220,830
Markel Corp., 3.625%, 3/30/23		80,000	82,747
MetLife, Inc., 4.125%, 8/13/42		90,000	91,601
MetLife, Inc., 4.875%, 11/13/43		50,000	56,401
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		250,000	258,300
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	82,775
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		160,000	180,113
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		190,000	231,148
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)		110,000	115,968
Travelers Cos., Inc. (The), 4.60%, 8/1/43		110,000	133,969
Travelers Cos., Inc. (The), 4.30%, 8/25/45		60,000	70,376
USI, Inc., 7.75%, 1/15/21(4)		50,000	51,250
Voya Financial, Inc., 5.70%, 7/15/43		150,000	172,306
Voya Financial, Inc., VRN, 5.65%, 5/15/23		125,000	125,156
WR Berkley Corp., 4.625%, 3/15/22		130,000	141,238
WR Berkley Corp., 4.75%, 8/1/44		80,000	86,417
			6,987,845
Internet Software and Services†
Match Group, Inc., 6.75%, 12/15/22		80,000	85,400
Netflix, Inc., 5.375%, 2/1/21		40,000	43,600
Netflix, Inc., 5.75%, 3/1/24		100,000	108,500
VeriSign, Inc., 4.625%, 5/1/23		40,000	41,100
VeriSign, Inc., 5.25%, 4/1/25		40,000	41,900
			320,500
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23		20,000	20,775
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	96,903
Fidelity National Information Services, Inc., 3.50%, 4/15/23		120,000	126,429
Fidelity National Information Services, Inc., 3.00%, 8/15/26		160,000	159,798
First Data Corp., 7.00%, 12/1/23(4)		205,000	215,763
First Data Corp., 5.00%, 1/15/24(4)		150,000	153,188
First Data Corp., 5.75%, 1/15/24(4)		220,000	226,050
Xerox Corp., 2.95%, 3/15/17		90,000	90,627
			1,089,533
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		210,000	223,470
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		61,000	64,110
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		110,000	134,350
			421,930

Machinery†
Case New Holland Industrial, Inc., 7.875%, 12/1/17	35,000	37,713
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	31,000	32,422
Navistar International Corp., 8.25%, 11/1/21	100,000	82,670
Terex Corp., 6.00%, 5/15/21	50,000	51,800
		204,605
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	230,000	219,362
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	50,000	54,647
21st Century Fox America, Inc., 6.90%, 8/15/39	260,000	357,744
21st Century Fox America, Inc., 4.75%, 9/15/44	40,000	45,314
Altice Financing SA, 6.625%, 2/15/23(4)	200,000	209,000
Altice Financing SA, 7.50%, 5/15/26(4)	65,000	68,575
Altice Finco SA, 7.625%, 2/15/25(4)	115,000	116,869
Altice Luxembourg SA, 7.75%, 5/15/22(4)	70,000	74,769
Altice Luxembourg SA, 7.625%, 2/15/25(4)	140,000	144,375
Altice US Finance I Corp., 5.375%, 7/15/23(4)	55,000	57,750
Altice US Finance I Corp., 5.50%, 5/15/26(4)	25,000	26,357
AMC Entertainment, Inc., 5.75%, 6/15/25	100,000	103,008
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	146,475
CBS Corp., 3.50%, 1/15/25	116,000	119,881
CBS Corp., 4.85%, 7/1/42	70,000	74,681
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	350,000	368,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(4)	170,000	179,297
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(4)	120,000	128,700
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(4)	130,000	132,113
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(4)	575,000	635,112
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45(4)	40,000	49,329
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	62,400
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	140,000	141,750
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	60,000	60,975
Comcast Corp., 6.40%, 5/15/38	230,000	324,021
Comcast Corp., 4.75%, 3/1/44	150,000	180,032
CSC Holdings LLC, 10.125%, 1/15/23(4)	45,000	51,497
CSC Holdings LLC, 6.625%, 10/15/25(4)	100,000	108,875
CSC Holdings LLC, 6.75%, 11/15/21	125,000	133,750
CSC Holdings LLC, 10.875%, 10/15/25(4)	45,000	52,875
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	21,250
Discovery Communications LLC, 5.625%, 8/15/19	130,000	142,586
Discovery Communications LLC, 3.25%, 4/1/23	130,000	130,274
Discovery Communications LLC, 4.90%, 3/11/26	100,000	108,547
DISH DBS Corp., 6.75%, 6/1/21	125,000	134,609
DISH DBS Corp., 5.00%, 3/15/23	135,000	130,289
DISH DBS Corp., 5.875%, 11/15/24	200,000	198,000
Gray Television, Inc., 7.50%, 10/1/20	75,000	78,094
Gray Television, Inc., 5.875%, 7/15/26(4)	25,000	26,125
iHeartCommunications, Inc., 10.00%, 1/15/18	90,000	56,475
iHeartCommunications, Inc., 9.00%, 3/1/21	130,000	97,988
Lamar Media Corp., 5.875%, 2/1/22	20,000	21,100
Lamar Media Corp., 5.00%, 5/1/23	150,000	159,375
McClatchy Co. (The), 9.00%, 12/15/22	40,000	40,800
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	290,894

NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	367,018
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	160,000	164,979
Omnicom Group, Inc., 3.60%, 4/15/26	220,000	234,777
Regal Entertainment Group, 5.75%, 3/15/22	100,000	105,125
RR Donnelley & Sons Co., 6.00%, 4/1/24	140,000	139,650
SFR Group SA, 6.00%, 5/15/22(4)	215,000	220,536
SFR Group SA, 7.375%, 5/1/26(4)	175,000	180,906
Sinclair Television Group, Inc., 5.375%, 4/1/21	50,000	52,063
Sinclair Television Group, Inc., 5.625%, 8/1/24(4)	80,000	83,528
Sirius XM Radio, Inc., 5.75%, 8/1/21(4)	125,000	130,658
Sirius XM Radio, Inc., 4.625%, 5/15/23(4)	20,000	20,300
Sirius XM Radio, Inc., 5.375%, 4/15/25(4)	60,000	63,000
TEGNA, Inc., 5.50%, 9/15/24(4)	140,000	148,225
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	261,655
Time Warner Cable, Inc., 5.50%, 9/1/41	80,000	87,116
Time Warner Cable, Inc., 4.50%, 9/15/42	90,000	87,400
Time Warner, Inc., 3.60%, 7/15/25	90,000	96,566
Time Warner, Inc., 7.70%, 5/1/32	390,000	558,897
Time Warner, Inc., 5.35%, 12/15/43	80,000	96,952
Unitymedia GmbH, 6.125%, 1/15/25(4)	95,000	102,363
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(4)	35,000	36,663
Univision Communications, Inc., 5.125%, 2/15/25(4)	175,000	183,531
UPCB Finance IV Ltd., 5.375%, 1/15/25(4)	135,000	139,388
Viacom, Inc., 3.125%, 6/15/22	100,000	99,941
Viacom, Inc., 4.25%, 9/1/23	135,000	143,247
Videotron Ltd., 5.00%, 7/15/22	75,000	78,938
Virgin Media Finance plc, 5.75%, 1/15/25(4)	210,000	214,462
Virgin Media Secured Finance plc, 5.25%, 1/15/26(4)	145,000	148,988
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	166,124
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	100,000	115,059
Wind Acquisition Finance SA, 7.375%, 4/23/21(4)	175,000	180,687
WMG Acquisition Corp., 5.625%, 4/15/22(4)	150,000	156,937
Ziggo Bond Finance BV, 5.875%, 1/15/25(4)	90,000	90,900
		10,801,531
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	90,000	89,100
Alcoa, Inc., 5.40%, 4/15/21	25,000	26,617
Alcoa, Inc., 5.125%, 10/1/24	165,000	174,900
Aleris International, Inc., 9.50%, 4/1/21(4)	50,000	55,000
Allegheny Technologies, Inc., 5.95%, 1/15/21	70,000	65,625
Anglo American Capital plc, 3.625%, 5/14/20(4)	75,000	74,625
Anglo American Capital plc, 4.875%, 5/14/25(4)	100,000	100,750
ArcelorMittal, 7.75%, 3/1/41	155,000	161,975
Barrick North America Finance LLC, 4.40%, 5/30/21	118,000	129,071
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	82,711
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(4)	69,000	65,032
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(4)	50,000	52,625
First Quantum Minerals Ltd., 7.25%, 5/15/22(4)	160,000	136,000
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(4)	120,000	139,200
Freeport-McMoRan, Inc., 2.30%, 11/14/17	50,000	49,375
Freeport-McMoRan, Inc., 3.55%, 3/1/22	195,000	170,625
Freeport-McMoRan, Inc., 3.875%, 3/15/23	16,000	13,800
Freeport-McMoRan, Inc., 5.40%, 11/14/34	230,000	180,550

Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)		130,000	136,331
HudBay Minerals, Inc., 9.50%, 10/1/20		75,000	75,562
Kinross Gold Corp., 5.125%, 9/1/21		40,000	41,500
Lundin Mining Corp., 7.875%, 11/1/22(4)		70,000	75,250
New Gold, Inc., 6.25%, 11/15/22(4)		35,000	36,312
Southern Copper Corp., 5.25%, 11/8/42		60,000	57,428
Steel Dynamics, Inc., 6.125%, 8/15/19		120,000	123,906
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	104,500
Teck Resources Ltd., 4.75%, 1/15/22		170,000	159,853
Teck Resources Ltd., 6.25%, 7/15/41		40,000	33,275
United States Steel Corp., 7.375%, 4/1/20		19,000	18,846
Vale Overseas Ltd., 5.625%, 9/15/19		100,000	105,125
			2,735,469
Multi-Utilities — 0.4%
AES Corp., 4.875%, 5/15/23		255,000	259,463
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		120,000	128,700
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		75,000	80,625
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		140,000	150,997
Calpine Corp., 5.375%, 1/15/23		110,000	110,618
Calpine Corp., 5.875%, 1/15/24(4)		50,000	53,125
Calpine Corp., 5.75%, 1/15/25		300,000	300,000
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		30,000	30,937
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	108,428
Constellation Energy Group, Inc., 5.15%, 12/1/20		200,000	222,860
Dominion Resources, Inc., 6.40%, 6/15/18		360,000	390,261
Dominion Resources, Inc., 2.75%, 9/15/22		140,000	142,923
Dominion Resources, Inc., 3.625%, 12/1/24		140,000	148,912
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	80,641
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	384,736
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	138,765
Duke Energy Progress LLC, 4.15%, 12/1/44		120,000	135,937
Dynegy, Inc., 7.375%, 11/1/22		115,000	113,850
Dynegy, Inc., 7.625%, 11/1/24		115,000	112,988
Edison International, 3.75%, 9/15/17		200,000	205,338
Engie SA, VRN, 4.75%, 7/10/21	EUR	100,000	127,997
Exelon Corp., 4.45%, 4/15/46		$100,000	111,643
Exelon Generation Co. LLC, 4.25%, 6/15/22		120,000	128,677
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	85,830
FirstEnergy Corp., 4.25%, 3/15/23		230,000	243,570
GenOn Energy, Inc., 9.50%, 10/15/18		40,000	31,500
GenOn Energy, Inc., 9.875%, 10/15/20		30,000	21,225
Georgia Power Co., 4.30%, 3/15/42		60,000	66,624
NiSource Finance Corp., 5.65%, 2/1/45		110,000	144,482
NRG Energy, Inc., 7.625%, 1/15/18		42,000	45,203
NRG Energy, Inc., 6.25%, 7/15/22		150,000	153,938
NRG Energy, Inc., 6.25%, 5/1/24		155,000	154,613
Potomac Electric Power Co., 3.60%, 3/15/24		120,000	130,251
Progress Energy, Inc., 3.15%, 4/1/22		110,000	115,680
RWE AG, VRN, 3.50%, 4/21/25	EUR	290,000	275,424
Sempra Energy, 2.875%, 10/1/22		$220,000	227,632
Southern Power Co., 5.15%, 9/15/41		60,000	66,436
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	222,360
Talen Energy Supply LLC, 4.625%, 7/15/19(4)		$170,000	160,650

Virginia Electric & Power Co., 4.45%, 2/15/44	70,000	82,249
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	60,372
		5,956,460
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	60,000	33,600
J.C. Penney Corp., Inc., 5.75%, 2/15/18	25,000	26,062
J.C. Penney Corp., Inc., 5.65%, 6/1/20	75,000	75,000
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	210,000	206,602
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(4)	60,000	51,642
		392,906
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	120,000	132,986
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	138,924
Antero Resources Corp., 5.125%, 12/1/22	130,000	129,025
Antero Resources Corp., 5.625%, 6/1/23	35,000	35,263
Apache Corp., 4.75%, 4/15/43	100,000	103,593
BP Capital Markets plc, 4.50%, 10/1/20	24,000	26,514
California Resources Corp., 8.00%, 12/15/22(4)	108,000	73,440
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	20,000	16,700
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	100,000	103,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	69,475
Cenovus Energy, Inc., 5.70%, 10/15/19	100,000	107,489
Cenovus Energy, Inc., 6.75%, 11/15/39	50,000	53,542
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(4)	25,000	26,875
Chesapeake Energy Corp., 8.00%, 12/15/22(4)	99,000	94,545
Chevron Corp., 2.10%, 5/16/21	180,000	183,322
Cimarex Energy Co., 4.375%, 6/1/24	220,000	230,639
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	164,068
Comstock Resources, Inc., 10.00%, 3/15/20(4)	70,000	64,750
Concho Resources, Inc., 6.50%, 1/15/22	90,000	94,050
Concho Resources, Inc., 5.50%, 10/1/22	50,000	52,000
Concho Resources, Inc., 5.50%, 4/1/23	215,000	223,062
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	102,390
CONSOL Energy, Inc., 5.875%, 4/15/22	100,000	91,000
Continental Resources, Inc., 5.00%, 9/15/22	35,000	34,038
Continental Resources, Inc., 3.80%, 6/1/24	260,000	235,950
Continental Resources, Inc., 4.90%, 6/1/44	65,000	54,600
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	48,750
Ecopetrol SA, 5.875%, 9/18/23	110,000	119,762
Ecopetrol SA, 4.125%, 1/16/25	80,000	77,600
Encana Corp., 3.90%, 11/15/21	55,000	54,625
EOG Resources, Inc., 5.625%, 6/1/19	380,000	415,403
EOG Resources, Inc., 4.10%, 2/1/21	130,000	140,659
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	75,000	48,750
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	250,942
Exxon Mobil Corp., 3.04%, 3/1/26	170,000	180,579
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	170,000	160,225
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	55,000	49,913
Halcon Resources Corp., 8.625%, 2/1/20(4)	95,000	90,725
Halcon Resources Corp., 12.00%, 2/15/22(4)	35,000	32,638
Hess Corp., 6.00%, 1/15/40	130,000	136,147
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(4)	70,000	68,950
Laredo Petroleum, Inc., 6.25%, 3/15/23	85,000	81,388

Marathon Oil Corp., 3.85%, 6/1/25		50,000	46,809
MEG Energy Corp., 7.00%, 3/31/24(4)		50,000	40,500
Newfield Exploration Co., 5.75%, 1/30/22		190,000	198,075
Newfield Exploration Co., 5.625%, 7/1/24		90,000	93,375
Noble Energy, Inc., 4.15%, 12/15/21		300,000	318,125
Oasis Petroleum, Inc., 6.875%, 3/15/22		125,000	116,875
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20		50,000	51,813
Petrobras Global Finance BV, 8.375%, 5/23/21		110,000	118,629
Petroleos Mexicanos, 6.00%, 3/5/20		190,000	208,382
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	41,764
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	68,201
Petroleos Mexicanos, 6.625%, 6/15/35		70,000	76,139
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	219,650
Phillips 66, 4.30%, 4/1/22		260,000	286,761
QEP Resources, Inc., 5.375%, 10/1/22		140,000	139,300
Range Resources Corp., 5.00%, 8/15/22		160,000	159,200
Rice Energy, Inc., 6.25%, 5/1/22		65,000	66,950
Shell International Finance BV, 2.375%, 8/21/22		280,000	285,660
Shell International Finance BV, 3.625%, 8/21/42		65,000	64,392
Shell International Finance BV, VRN, 1.03%, 11/15/16		2,117,000	2,118,099
SM Energy Co., 6.50%, 1/1/23		20,000	19,700
SM Energy Co., 5.00%, 1/15/24		80,000	73,700
Statoil ASA, 2.45%, 1/17/23		230,000	234,401
Statoil ASA, 3.95%, 5/15/43		90,000	95,756
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	50,750
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		140,000	142,100
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20(4)		60,000	60,981
Tesoro Corp., 4.25%, 10/1/17		50,000	51,438
Tesoro Corp., 5.375%, 10/1/22		20,000	20,775
Total Capital Canada Ltd., 2.75%, 7/15/23		110,000	113,582
Total Capital SA, 2.125%, 8/10/18		150,000	152,499
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	167,910
Whiting Petroleum Corp., 5.75%, 3/15/21		$150,000	134,250
WPX Energy, Inc., 8.25%, 8/1/23		70,000	73,150
			10,707,987
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(4)		220,000	224,233
International Paper Co., 6.00%, 11/15/41		50,000	60,359
International Paper Co., 4.40%, 8/15/47		170,000	173,449
			458,041
Personal Products†
Avon Products, Inc., 6.75%, 3/15/23		95,000	85,341
Pharmaceuticals — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24		230,000	244,633
Actavis Funding SCS, 4.55%, 3/15/35		110,000	118,825
Actavis, Inc., 1.875%, 10/1/17		220,000	221,034
Actavis, Inc., 3.25%, 10/1/22		270,000	280,529
Actavis, Inc., 4.625%, 10/1/42		70,000	76,162
Bayer AG, VRN, 2.375%, 10/2/22	EUR	60,000	64,274
Capsugel SA, PIK, 7.00%, 5/15/19(4)		$35,000	35,394
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(4)		130,000	118,300
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.50%, 2/1/25(4)		130,000	116,025
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		44,000	46,392

Merck & Co., Inc., 2.40%, 9/15/22		180,000	185,897
Perrigo Finance Unlimited Co., 3.50%, 3/15/21		200,000	206,871
Perrigo Finance Unlimited Co., 3.90%, 12/15/24		200,000	202,812
Quintiles Transnational Corp., 4.875%, 5/15/23(4)		90,000	94,050
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(4)		120,000	114,750
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(4)		225,000	213,750
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(4)		80,000	70,000
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(4)		235,000	207,094
			2,616,792
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		170,000	188,853
American Tower Corp., 3.375%, 10/15/26		110,000	112,978
Boston Properties LP, 3.65%, 2/1/26		80,000	85,503
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23		140,000	146,650
Crown Castle International Corp., 5.25%, 1/15/23		20,000	22,913
Crown Castle International Corp., 4.45%, 2/15/26		150,000	165,794
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		75,000	76,875
DDR Corp., 3.625%, 2/1/25		130,000	132,087
Equinix, Inc., 4.875%, 4/1/20		50,000	52,250
Equinix, Inc., 5.375%, 4/1/23		75,000	79,687
Essex Portfolio LP, 3.625%, 8/15/22		100,000	105,216
Essex Portfolio LP, 3.25%, 5/1/23		50,000	51,355
Hospitality Properties Trust, 4.65%, 3/15/24		470,000	482,603
Host Hotels & Resorts LP, 3.75%, 10/15/23		100,000	101,753
iStar, Inc., 5.00%, 7/1/19		100,000	100,500
Kilroy Realty LP, 3.80%, 1/15/23		160,000	166,687
Kilroy Realty LP, 4.375%, 10/1/25		40,000	43,443
Kimco Realty Corp., 2.80%, 10/1/26		150,000	149,845
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(4)		90,000	97,875
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	77,813
Welltower, Inc., 3.75%, 3/15/23		160,000	168,668
			2,609,348
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(4)		85,000	88,506
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	98,045	138,170
			226,676
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	285,575
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		130,000	160,525
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	187,052
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	78,580
CSX Corp., 4.25%, 6/1/21		140,000	154,274
CSX Corp., 3.40%, 8/1/24		200,000	214,454
Norfolk Southern Corp., 5.75%, 4/1/18		40,000	42,789
Norfolk Southern Corp., 3.25%, 12/1/21		70,000	74,059
Union Pacific Corp., 4.00%, 2/1/21		100,000	109,400
Union Pacific Corp., 4.75%, 9/15/41		220,000	265,606
			1,572,314
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22		30,000	29,250
Advanced Micro Devices, Inc., 7.00%, 7/1/24		75,000	69,375
Amkor Technology, Inc., 6.375%, 10/1/22		75,000	78,046
Lam Research Corp., 3.90%, 6/15/26		160,000	167,687

Micron Technology, Inc., 5.25%, 8/1/23(4)	100,000	97,250
Micron Technology, Inc., 5.50%, 2/1/25	95,000	92,506
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(4)	50,000	52,313
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(4)	70,000	71,313
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(4)	75,000	80,024
		737,764
Software — 0.1%
BMC Software Finance, Inc., 8.125%, 7/15/21(4)	25,000	22,125
Infor US, Inc., 6.50%, 5/15/22	173,000	176,244
Intuit, Inc., 5.75%, 3/15/17	571,000	584,899
Microsoft Corp., 2.70%, 2/12/25	170,000	176,018
Microsoft Corp., 3.125%, 11/3/25	100,000	107,118
Nuance Communications, Inc., 5.375%, 8/15/20(4)	50,000	51,312
Oracle Corp., 3.625%, 7/15/23	280,000	305,351
Oracle Corp., 3.40%, 7/8/24	140,000	150,275
Oracle Corp., 2.95%, 5/15/25	150,000	155,562
Oracle Corp., 4.00%, 7/15/46	130,000	137,242
		1,866,146
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	104,500
Ashtead Capital, Inc., 5.625%, 10/1/24(4)	118,000	124,637
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(4)	100,000	102,125
BMC Stock Holdings, Inc., 9.00%, 9/15/18(4)	85,000	87,981
Claire's Stores, Inc., 9.00%, 3/15/19(4)	40,000	23,460
Herc Rentals, Inc., 7.50%, 6/1/22(4)	75,000	78,225
Hertz Corp. (The), 6.75%, 4/15/19	125,000	127,812
Hertz Corp. (The), 6.25%, 10/15/22	75,000	79,500
Home Depot, Inc. (The), 3.35%, 9/15/25	100,000	109,647
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	360,679
Michaels Stores, Inc., 5.875%, 12/15/20(4)	105,000	109,069
Party City Holdings, Inc., 6.125%, 8/15/23(4)	75,000	80,063
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	67,200
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	80,250
Serta Simmons Bedding LLC, 8.125%, 10/1/20(4)	200,000	208,875
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	125,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	90,000	90,338
United Rentals North America, Inc., 4.625%, 7/15/23	310,000	318,308
United Rentals North America, Inc., 5.50%, 7/15/25	210,000	217,087
		2,494,756
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	170,000	169,975
Apple, Inc., 2.85%, 5/6/21	180,000	189,971
Apple, Inc., 2.50%, 2/9/25	380,000	386,471
Apple, Inc., 4.65%, 2/23/46	50,000	58,560
CommScope Technologies Finance LLC, 6.00%, 6/15/25(4)	180,000	191,925
Dell, Inc., 5.875%, 6/15/19	125,000	134,219
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(4)	220,000	238,500
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(4)	300,000	322,180
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(4)	270,000	282,366
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(4)	130,000	138,878
NCR Corp., 5.00%, 7/15/22	90,000	92,250
Seagate HDD Cayman, 4.75%, 6/1/23	150,000	146,194

Western Digital Corp., 10.50%, 4/1/24(4)		195,000	220,838
			2,572,327
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(4)		115,000	120,894
L Brands, Inc., 5.625%, 2/15/22		175,000	194,468
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22		210,000	186,375
PVH Corp., 4.50%, 12/15/22		50,000	51,750
			553,487
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22		400,000	419,982
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	310,409
			730,391
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(4)		50,000	55,250
Sprint Communications, Inc., 6.00%, 11/15/22		225,000	205,243
Sprint Corp., 7.25%, 9/15/21		225,000	223,594
Sprint Corp., 7.875%, 9/15/23		75,000	73,125
Sprint Corp., 7.125%, 6/15/24		335,000	314,062
T-Mobile USA, Inc., 6.625%, 11/15/20		135,000	139,556
T-Mobile USA, Inc., 6.125%, 1/15/22		75,000	79,406
T-Mobile USA, Inc., 6.625%, 4/1/23		205,000	219,477
T-Mobile USA, Inc., 6.375%, 3/1/25		150,000	161,813
T-Mobile USA, Inc., 6.50%, 1/15/26		80,000	87,850
			1,559,376
TOTAL CORPORATE BONDS (Cost $144,422,610)			149,242,941
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.9%
Australia — 0.1%
Australia Government Bond, 4.50%, 4/15/20	AUD	275,000	229,207
Australia Government Bond, 2.75%, 4/21/24	AUD	723,000	582,418
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	318,992
			1,130,617
Austria — 0.1%
Austria Government Bond, 3.90%, 7/15/20(4)	EUR	310,000	405,414
Austria Government Bond, 0.75%, 10/20/26(4)	EUR	205,000	242,722
Austria Government Bond, 4.15%, 3/15/37(4)	EUR	118,000	223,761
			871,897
Belgium — 0.1%
Belgium Government Bond, 4.25%, 9/28/22	EUR	70,000	100,269
Belgium Government Bond, 2.25%, 6/22/23	EUR	320,000	419,100
Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	84,000	165,000
			684,369
Canada — 0.2%
Canadian Government Bond, 1.50%, 3/1/17	CAD	410,000	314,134
Canadian Government Bond, 4.00%, 6/1/41	CAD	320,000	360,990
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	181,000	152,069
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	758,000	633,130
Province of Ontario Canada, 4.40%, 6/2/19	CAD	474,000	394,934
Province of Quebec Canada, 3.00%, 9/1/23	CAD	505,000	421,000
Province of Quebec Canada, 5.75%, 12/1/36	CAD	420,000	476,415
Province of Quebec Canada, 5.00%, 12/1/41	CAD	75,000	81,300
			2,833,972
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	248,975

Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	314,288
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	3,600,000	191,648
Denmark†
Denmark Government Bond, 7.00%, 11/10/24	DKK	710,000	169,876
Denmark Government Bond, 4.50%, 11/15/39	DKK	335,000	93,934
			263,810
Finland†
Finland Government Bond, 1.625%, 9/15/22(4)	EUR	250,000	313,053
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	75,000	114,085
			427,138
France — 0.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	1,665,000	2,207,260
France Government Bond OAT, 1.75%, 11/25/24	EUR	535,000	684,926
France Government Bond OAT, 5.50%, 4/25/29	EUR	19,000	34,774
France Government Bond OAT, 3.25%, 5/25/45	EUR	570,000	995,389
			3,922,349
Germany — 0.2%
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	265,000	343,214
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	400,000	493,827
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	955,000	1,135,523
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	223,000	390,975
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	144,000	289,453
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	30,000	62,271
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	36,000	80,452
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	95,000	163,428
			2,959,143
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	162,000	224,583
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	2,180,000	2,537,297
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	695,000	782,458
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,030,000	1,243,221
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(4)	EUR	325,000	563,532
Italy Government International Bond, 6.875%, 9/27/23		$150,000	188,580
			5,315,088
Japan — 1.2%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	644,200,000	6,618,802
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	100,250,000	1,034,385
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	313,700,000	4,265,596
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	177,500,000	2,377,716
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,700,000	353,575
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	298,450,000	3,525,343
			18,175,417
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,250,000	315,428
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	8,000,000	443,877
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	792,537
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	391,475
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	194,625

Mexico Government International Bond, MTN, 4.75%, 3/8/44		$270,000	298,013
			2,120,527
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(4)	EUR	935,000	1,209,413
Netherlands Government Bond, 0.50%, 7/15/26(4)	EUR	100,000	116,603
Netherlands Government Bond, 3.75%, 1/15/42(4)	EUR	71,000	142,051
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	55,000	99,245
			1,567,312
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	330,000	258,298
Norway — 0.3%
Norway Government Bond, 3.75%, 5/25/21(4)	NOK	36,002,000	4,926,986
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	141,500
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	211,200
			352,700
Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	329,994
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	147,605
			477,599
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	780,000	219,345
Poland Government International Bond, 5.125%, 4/21/21		$250,000	284,220
			503,565
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(4)	EUR	2,045,000	2,279,647
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	190,000	140,795
Singapore Government Bond, 3.125%, 9/1/22	SGD	282,000	226,728
			367,523
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	6,043,000	394,883
Spain — 0.2%
Spain Government Bond, 4.30%, 10/31/19(4)	EUR	515,000	653,207
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	827,000	980,241
Spain Government Bond, 4.20%, 1/31/37(4)	EUR	150,000	238,508
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	210,000	391,106
			2,263,062
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,700,000	528,998
Switzerland — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	955,000	1,100,927
Switzerland Government Bond, 2.50%, 3/8/36	CHF	65,000	101,365
			1,202,292
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	9,400,000	309,153
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	600,000	184,248
Turkey Government International Bond, 3.25%, 3/23/23		$300,000	285,751
			469,999
United Kingdom — 0.3%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	494,000	891,345
United Kingdom Gilt, 4.25%, 6/7/32	GBP	138,000	267,664

United Kingdom Gilt, 4.25%, 3/7/36	GBP	275,000	558,442
United Kingdom Gilt, 4.50%, 12/7/42	GBP	837,000	1,902,539
United Kingdom Gilt, 4.25%, 12/7/55	GBP	176,000	461,438
			4,081,428
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	77,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $55,981,885)			60,060,094
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 3.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 1.78%, 9/15/16		134,648	138,114
FHLMC, VRN, 1.84%, 9/15/16		51,840	53,222
FHLMC, VRN, 1.92%, 9/15/16		185,227	190,054
FHLMC, VRN, 1.98%, 9/15/16		231,244	238,808
FHLMC, VRN, 2.05%, 9/15/16		111,372	114,182
FHLMC, VRN, 2.32%, 9/15/16		526,802	541,024
FHLMC, VRN, 2.44%, 9/15/16		309,851	328,814
FHLMC, VRN, 2.69%, 9/15/16		137,852	146,007
FHLMC, VRN, 2.70%, 9/15/16		521,316	551,663
FHLMC, VRN, 2.81%, 9/15/16		288,118	304,659
FHLMC, VRN, 2.94%, 9/15/16		100,017	105,603
FHLMC, VRN, 3.01%, 9/15/16		57,242	60,096
FHLMC, VRN, 3.14%, 9/15/16		189,613	199,129
FHLMC, VRN, 3.65%, 9/15/16		173,256	181,727
FHLMC, VRN, 4.06%, 9/15/16		154,455	162,712
FHLMC, VRN, 4.22%, 9/15/16		246,965	261,462
FHLMC, VRN, 4.78%, 9/15/16		184,096	192,036
FHLMC, VRN, 5.14%, 9/15/16		19,491	20,129
FNMA, VRN, 2.40%, 9/25/16		256,110	267,264
FNMA, VRN, 2.44%, 9/25/16		69,768	72,698
FNMA, VRN, 2.44%, 9/25/16		319,046	331,957
FNMA, VRN, 2.44%, 9/25/16		319,051	333,055
FNMA, VRN, 2.44%, 9/25/16		376,902	392,638
FNMA, VRN, 2.44%, 9/25/16		655,790	683,856
FNMA, VRN, 2.57%, 9/25/16		91,817	96,476
FNMA, VRN, 2.62%, 9/25/16		87,339	91,944
FNMA, VRN, 2.67%, 9/25/16		46,777	48,299
FNMA, VRN, 2.67%, 9/25/16		87,535	92,766
FNMA, VRN, 2.69%, 9/25/16		323,078	342,522
FNMA, VRN, 3.36%, 9/25/16		207,504	217,585
FNMA, VRN, 3.62%, 9/25/16		191,905	202,767
FNMA, VRN, 3.94%, 9/25/16		166,497	175,289
FNMA, VRN, 4.86%, 9/25/16		245,484	259,849
			7,398,406
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
FHLMC, 4.50%, 1/1/19		118,835	121,772
FHLMC, 5.00%, 10/1/19		3,515	3,614
FHLMC, 5.00%, 11/1/19		20,357	20,932
FHLMC, 5.50%, 11/1/19		751	766
FHLMC, 5.50%, 11/1/19		1,016	1,054
FHLMC, 5.50%, 11/1/19		2,043	2,119
FHLMC, 5.50%, 11/1/19		654	666
FHLMC, 5.50%, 11/1/19		503	509
FHLMC, 5.50%, 12/1/19		1,573	1,639

FHLMC, 5.00%, 2/1/20	1,150	1,182
FHLMC, 5.00%, 2/1/20	607	624
FHLMC, 5.50%, 3/1/20	2,635	2,745
FHLMC, 5.50%, 3/1/20	2,342	2,439
FHLMC, 5.50%, 3/1/20	3,664	3,832
FHLMC, 5.00%, 5/1/20	1,358	1,396
FHLMC, 5.00%, 5/1/20	3,946	4,060
FHLMC, 5.00%, 5/1/20	4,282	4,402
FHLMC, 4.50%, 7/1/20	15,769	16,327
FHLMC, 4.00%, 10/1/20	5,245	5,423
FHLMC, 8.00%, 6/1/26	4,398	4,551
FHLMC, 8.00%, 6/1/26	428	496
FHLMC, 7.00%, 8/1/29	1,704	1,904
FHLMC, 8.00%, 7/1/30	12,315	15,650
FHLMC, 5.50%, 12/1/33	207,372	234,206
FHLMC, 6.50%, 5/1/34	8,209	9,785
FHLMC, 5.50%, 6/1/35	10,223	11,492
FHLMC, 5.00%, 9/1/35	5,956	6,607
FHLMC, 5.00%, 9/1/35	3,943	4,376
FHLMC, 5.50%, 10/1/35	33,461	37,390
FHLMC, 5.50%, 10/1/35	24,446	27,789
FHLMC, 5.00%, 11/1/35	84,291	94,160
FHLMC, 5.00%, 11/1/35	122,273	137,971
FHLMC, 6.50%, 3/1/36	4,340	4,978
FHLMC, 6.50%, 3/1/36	2,833	3,248
FHLMC, 5.50%, 1/1/38	142,190	159,000
FHLMC, 6.00%, 2/1/38	85,858	98,200
FHLMC, 6.00%, 11/1/38	412,248	470,748
FHLMC, 6.50%, 7/1/47	15,803	17,534
FNMA, 3.00%, 9/14/16(7)	500,000	518,555
FNMA, 3.50%, 9/14/16(7)	4,650,000	4,898,848
FNMA, 4.00%, 9/14/16(7)	3,275,000	3,507,576
FNMA, 4.50%, 9/14/16(7)	2,150,000	2,348,371
FNMA, 4.00%, 6/1/19	1,667	1,725
FNMA, 4.50%, 6/1/19	32,037	32,890
FNMA, 4.50%, 12/1/19	3,185	3,264
FNMA, 5.00%, 3/1/20	7,902	8,224
FNMA, 5.00%, 3/1/20	6,129	6,323
FNMA, 5.00%, 4/1/20	4,178	4,294
FNMA, 5.00%, 5/1/20	1,444	1,484
FNMA, 5.00%, 5/1/20	4,789	4,931
FNMA, 5.00%, 7/1/20	6,390	6,596
FNMA, 7.00%, 5/1/26	2,356	2,530
FNMA, 7.00%, 6/1/26	1,430	1,666
FNMA, 7.50%, 3/1/27	745	747
FNMA, 6.50%, 4/1/29	9,569	11,004
FNMA, 6.50%, 6/1/29	11,245	12,927
FNMA, 6.50%, 6/1/29	10,603	12,192
FNMA, 7.00%, 7/1/29	3,554	3,864
FNMA, 6.50%, 8/1/29	16,297	18,741
FNMA, 7.00%, 3/1/30	9,602	10,871
FNMA, 8.00%, 7/1/30	16,133	16,619
FNMA, 7.50%, 9/1/30	6,814	8,574

FNMA, 6.50%, 9/1/31	35,470	40,790
FNMA, 7.00%, 9/1/31	30,249	33,901
FNMA, 6.50%, 1/1/32	10,694	12,301
FNMA, 5.50%, 6/1/33	66,425	75,606
FNMA, 5.50%, 8/1/33	486,186	551,704
FNMA, 5.00%, 11/1/33	430,488	482,682
FNMA, 5.50%, 1/1/34	414,700	470,252
FNMA, 5.50%, 9/1/34	26,081	29,599
FNMA, 5.50%, 10/1/34	24,873	28,245
FNMA, 6.00%, 10/1/34	21,734	24,853
FNMA, 5.00%, 11/1/34	73,624	81,544
FNMA, 5.50%, 3/1/35	735	826
FNMA, 5.50%, 3/1/35	5,904	6,654
FNMA, 5.50%, 3/1/35	8,678	9,745
FNMA, 5.50%, 3/1/35	19,886	22,710
FNMA, 5.50%, 3/1/35	16,725	19,187
FNMA, 5.00%, 4/1/35	22,222	25,156
FNMA, 6.00%, 5/1/35	10,286	11,837
FNMA, 6.00%, 5/1/35	448	512
FNMA, 6.00%, 6/1/35	15,792	18,058
FNMA, 6.00%, 6/1/35	3,583	4,131
FNMA, 6.00%, 6/1/35	442	507
FNMA, 5.00%, 7/1/35	96,865	108,248
FNMA, 5.50%, 7/1/35	15,381	17,464
FNMA, 6.00%, 7/1/35	43,542	50,699
FNMA, 6.00%, 7/1/35	3,237	3,703
FNMA, 6.00%, 7/1/35	32,372	37,248
FNMA, 5.50%, 8/1/35	6,733	7,648
FNMA, 4.50%, 9/1/35	452,885	495,048
FNMA, 5.50%, 9/1/35	29,647	33,312
FNMA, 5.50%, 9/1/35	1,170	1,330
FNMA, 5.50%, 9/1/35	550	625
FNMA, 5.50%, 9/1/35	12,399	14,094
FNMA, 5.50%, 9/1/35	86,510	98,295
FNMA, 5.00%, 10/1/35	14,899	16,861
FNMA, 5.50%, 10/1/35	158,861	180,466
FNMA, 6.00%, 10/1/35	29,188	33,376
FNMA, 5.50%, 11/1/35	100,739	114,211
FNMA, 6.00%, 11/1/35	12,217	14,047
FNMA, 6.50%, 11/1/35	3,055	3,513
FNMA, 6.50%, 12/1/35	12,994	14,949
FNMA, 6.50%, 4/1/36	12,561	14,446
FNMA, 6.00%, 8/1/36	13,565	15,512
FNMA, 5.00%, 10/1/36	276,699	306,226
FNMA, 5.00%, 11/1/36	203,009	224,840
FNMA, 5.50%, 1/1/37	589,625	666,730
FNMA, 6.00%, 5/1/37	12,853	14,701
FNMA, 6.00%, 7/1/37	2,543	2,909
FNMA, 6.50%, 8/1/37	12,534	14,045
FNMA, 6.50%, 8/1/37	345,724	371,830
FNMA, 6.50%, 8/1/37	417,000	445,474
FNMA, 5.00%, 4/1/40	1,464,770	1,626,758
FNMA, 4.00%, 1/1/41	4,923,118	5,393,271

FNMA, 5.00%, 6/1/41	1,181,720	1,315,499
FNMA, 4.50%, 7/1/41	1,024,460	1,126,550
FNMA, 4.50%, 9/1/41	28,084	30,752
FNMA, 4.50%, 9/1/41	2,616,432	2,871,912
FNMA, 4.00%, 12/1/41	2,086,171	2,269,414
FNMA, 4.00%, 1/1/42	40,694	43,765
FNMA, 3.50%, 5/1/42	1,854,205	1,970,676
FNMA, 3.50%, 6/1/42	850,947	906,688
FNMA, 3.00%, 11/1/42	1,309,693	1,361,672
FNMA, 3.50%, 5/1/45	1,729,201	1,833,372
FNMA, 4.00%, 4/1/46	1,964,870	2,108,876
FNMA, 6.50%, 8/1/47	46,194	51,666
FNMA, 6.50%, 9/1/47	95,072	106,488
FNMA, 6.50%, 9/1/47	4,741	5,307
FNMA, 6.50%, 9/1/47	51,987	58,210
FNMA, 6.50%, 9/1/47	13,876	15,528
GNMA, 2.50%, 9/21/16(7)	100,000	101,902
GNMA, 3.50%, 9/21/16(7)	350,000	371,396
GNMA, 4.00%, 9/21/16(7)	225,000	240,451
GNMA, 9.00%, 4/20/25	712	811
GNMA, 7.50%, 10/15/25	2,475	2,565
GNMA, 6.00%, 4/15/26	653	747
GNMA, 6.00%, 4/15/26	188	215
GNMA, 7.50%, 6/15/26	2,397	2,501
GNMA, 7.00%, 12/15/27	10,791	10,931
GNMA, 7.50%, 12/15/27	12,214	13,785
GNMA, 6.00%, 5/15/28	14,745	16,850
GNMA, 6.50%, 5/15/28	5,953	6,851
GNMA, 7.00%, 5/15/31	27,147	32,771
GNMA, 5.50%, 11/15/32	92,958	104,911
GNMA, 6.50%, 10/15/38	1,408,782	1,673,275
GNMA, 4.50%, 5/20/41	1,633,645	1,787,231
GNMA, 4.50%, 6/15/41	573,931	644,928
GNMA, 4.00%, 12/15/41	754,554	811,912
GNMA, 3.50%, 7/20/42	643,708	684,882
GNMA, 3.50%, 4/20/45	359,224	381,352
GNMA, 2.50%, 7/20/46	373,618	381,139
		48,618,862
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $54,017,385)		56,017,268
MUNICIPAL SECURITIES — 1.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	193,846
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.78%, 9/1/16 (LOC: HSBC Bank USA N.A.)	840,000	840,000
Illinois Housing Development Authority Rev., VRDN, 0.65%, 9/1/16 (LIQ FAC: FHLB)	3,850,000	3,850,000
Los Angeles Community College District GO, 6.68%, 8/1/36	120,000	175,012
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	130,000	176,253
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	44,051
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	22,258
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	180,000	287,460
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	216,986
New York City GO, 6.27%, 12/1/37	40,000	57,635
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	241,004

Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 0.67%, 9/7/16 (LOC: FNMA)	1,875,000	1,875,000
Pasadena Public Financing Authority Rev., VRDN, 0.60%, 9/1/16 (SBBPA: Bank of the West)	4,565,000	4,565,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	391,155
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	280,000	365,826
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	228,099
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	170,000	223,048
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	181,791
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	23,729
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	195,000	251,673
State of California GO, 7.55%, 4/1/39	60,000	97,583
State of California GO, 7.30%, 10/1/39	160,000	247,733
State of California GO, 7.60%, 11/1/40	145,000	240,403
State of Illinois GO, 5.10%, 6/1/33	170,000	166,263
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	130,000	181,005
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.60%, 9/1/16 (LOC: Bank of America N.A.)	2,900,000	2,900,000
TOTAL MUNICIPAL SECURITIES (Cost $17,064,182)		18,042,813
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	39,588	40,240
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.91%, 9/1/16	103,812	103,290
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.26%, 9/1/16	171,225	170,333
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 9/1/16	307,266	304,499
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	122,973	126,871
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 9/1/16	69,922	67,245
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.64%, 9/1/16	195,397	189,073
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.39%, 9/1/16	243,728	240,176
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 9/1/16	179,231	175,809
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.62%, 9/1/16	208,973	201,234
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.72%, 9/1/16	279,850	275,091
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 9/1/16	105,541	102,018
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.70%, 9/1/16	158,333	153,751
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 9/1/16	229,841	228,582
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.79%, 9/1/16	334,422	332,241
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.90%, 9/1/16	486,031	489,541
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.00%, 9/1/16	124,794	124,812
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.93%, 9/1/16	168,791	166,233
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.14%, 9/1/16	131,612	130,840
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.97%, 9/1/16	288,843	290,278
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/16(4)	165,574	167,696
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.03%, 9/1/16	365,636	374,092
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.70%, 9/25/16	235,385	231,019
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 9/1/16	217,718	213,318
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.65%, 9/1/16	68,037	68,096
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 9/1/16	63,973	63,914
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/16	86,499	87,296
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(4)	252,750	262,751
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.89%, 9/1/16	211,911	211,870
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 9/1/16	200,985	200,157
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 9/1/16	139,994	142,012
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.26%, 9/26/16	561,592	517,777

Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 9/1/16(4)	351,890	363,518
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	163,642	171,124
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 9/1/16	577,419	564,937
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.74%, 9/1/16	177,191	174,541
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.99%, 9/1/16	175,227	178,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 9/1/16	337,088	344,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	143,522	141,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	351,432	361,474
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.95%, 9/1/16	585,922	609,823
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.93%, 9/1/16	291,068	303,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.93%, 9/1/16	80,126	82,309
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 3.01%, 9/1/16	71,767	70,604
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.97%, 9/1/16	295,522	297,001
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 9/1/16	81,673	82,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 9/1/16	167,922	168,150
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 9/1/16	305,259	305,120
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	219,125	219,654
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.01%, 9/1/16	231,596	222,838
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.22%, 9/1/16	186,598	176,295
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 4.80%, 9/1/16	359,894	343,798
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 3.03%, 9/1/16	89,396	87,887
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	118,443	119,566
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	85,481	87,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	138,700	137,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	76,973	79,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.32%, 9/1/16	126,466	123,888
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.81%, 9/1/16	152,318	140,513
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	178,386	187,611
		12,597,987
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	580,184	632,075
FNMA, Series 2016-C04, Class 1M1, VRN, 1.97%, 9/26/16	557,390	560,446
FNMA, Series 2016-C04, Class 1M2, VRN, 4.77%, 9/26/16	320,000	327,031
FNMA, Series 2016-C05, Class 2M1, VRN, 1.87%, 9/26/16	268,528	269,519
FNMA, Series 2016-C05, Class 2M2, VRN, 4.97%, 9/26/16	220,000	224,305
		2,013,376
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,619,657)		14,611,363
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.31%, 9/15/16(4)	775,000	774,503
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	700,000	736,585
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	850,000	914,157
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.46%, 9/15/16(4)	1,224,286	1,221,340
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.31%, 9/15/16(4)	940,000	932,075
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	700,000	788,667
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 9/1/16	700,000	779,695
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	750,000	825,475
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 9/1/16	775,000	829,309
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 9/1/16	150,000	169,309
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	975,000	1,037,772
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	200,000	214,705
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 9/10/16(4)	1,100,000	1,160,444

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	400,000	453,796
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.41%, 9/15/16(4)	1,150,000	1,139,818
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	400,000	415,161
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 9/1/16	150,000	158,400
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 9/1/16(4)	700,000	725,443
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,764,516)		13,276,654
ASSET-BACKED SECURITIES(6) — 0.7%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(4)	44,880	47,180
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.51%, 9/17/16(4)	755,108	752,379
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(4)	700,000	704,476
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(4)	250,000	250,722
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	175,000	177,388
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.87%, 9/15/16	675,000	675,608
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 1.01%, 9/15/16(4)	725,000	725,967
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	30,369	30,980
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.92%, 9/7/16(4)	547,276	545,845
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.41%, 9/22/16(4)	387,261	387,739
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	91,890	91,707
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(4)	789,970	791,272
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	675,000	675,377
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.91%, 9/12/16(4)	446,535	446,429
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	132,801	132,229
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	662,022	656,660
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.51%, 9/17/16(4)	390,663	388,784
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(4)	392,842	392,620
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	444,904	447,700
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	425,000	423,715
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(4)	158,514	157,291
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(4)	95,393	95,659
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	544,398	541,439
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	284,436	285,744
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	238,603	238,449
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.84%, 9/15/16	304,828	304,964
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	76,425	81,488
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	130,731	139,392
TOTAL ASSET-BACKED SECURITIES (Cost $10,569,497)		10,589,203
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE ETF	8,210	479,053
iShares MSCI EAFE Value ETF	17,500	798,525
iShares MSCI Japan ETF	25,362	311,445
iShares Russell 1000 Growth ETF	15,554	1,620,416
iShares Russell 1000 Value ETF	7,100	755,369
iShares Russell 2000 Value ETF	280	29,218
iShares Russell Mid-Cap Value ETF	32,461	2,492,356
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,215,234)		6,486,382
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 2.125%, 4/24/26	230,000	235,693
FNMA, 6.625%, 11/15/30	3,270,000	5,021,484
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,667,802)		5,257,177

COMMERCIAL PAPER(3) — 0.4%
Royal Bank of Canada, 0.77%, 10/14/16	1,200,000	1,200,552
University of North Carolina System, 0.00%, 9/1/16	2,500,000	2,500,000
University of Texas System (The), 0.00%, 11/15/16	3,200,000	3,199,936
TOTAL COMMERCIAL PAPER (Cost $6,900,217)		6,900,488
TEMPORARY CASH INVESTMENTS — 2.2%
Federal Home Loan Bank Discount Notes, 0.53%, 9/2/16(3)	3,000,000	3,000,021
SSgA U.S. Government Money Market Fund, Class N	23,493,883	23,493,883
State Street Institutional Liquid Reserves Fund, Premier Class	7,545,193	7,545,193
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,039,076)		34,039,097
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $1,352,544,244)		1,552,104,384
OTHER ASSETS AND LIABILITIES — (0.7)%		(10,758,810)
TOTAL NET ASSETS — 100.0%		$1,541,345,574

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	131,919	USD	95,003	UBS AG	9/21/16	4,095
AUD	210,842	USD	157,370	UBS AG	9/21/16	1,014
AUD	458,127	USD	341,942	UBS AG	9/21/16	2,203
AUD	210,842	USD	159,089	UBS AG	9/21/16	(705)
AUD	15,657	USD	11,814	UBS AG	9/21/16	(52)
AUD	98,959	USD	73,912	UBS AG	9/21/16	425
AUD	170,782	USD	127,557	UBS AG	9/21/16	734
USD	729,816	AUD	1,013,408	UBS AG	9/21/16	(31,456)
USD	80,228	AUD	108,059	UBS AG	9/21/16	(946)
USD	158,967	AUD	210,842	UBS AG	9/21/16	583
USD	11,804	AUD	15,657	UBS AG	9/21/16	43
CAD	26,483	USD	20,669	JPMorgan Chase Bank N.A.	9/21/16	(472)
CAD	264,021	USD	203,943	JPMorgan Chase Bank N.A.	9/21/16	(2,594)
CAD	20,651	USD	15,737	JPMorgan Chase Bank N.A.	9/21/16	12
CAD	1,900	USD	1,447	JPMorgan Chase Bank N.A.	9/21/16	2
CAD	30,244	USD	23,032	JPMorgan Chase Bank N.A.	9/21/16	32
CAD	26,356	USD	20,415	Morgan Stanley	9/30/16	(314)
CAD	3,307	USD	2,553	Morgan Stanley	9/30/16	(30)
CAD	26,963	USD	20,597	Morgan Stanley	9/30/16	(33)
CAD	96,134	USD	73,436	Morgan Stanley	9/30/16	(119)
CAD	111,044	USD	84,827	Morgan Stanley	9/30/16	(138)
CAD	2,912	USD	2,234	Morgan Stanley	9/30/16	(13)
CAD	3,369	USD	2,627	Morgan Stanley	9/30/16	(58)
CAD	3,541	USD	2,742	Morgan Stanley	9/30/16	(42)
CAD	100,282	USD	77,033	Morgan Stanley	9/30/16	(552)
USD	1,743,750	CAD	2,285,952	JPMorgan Chase Bank N.A.	9/21/16	428
USD	333,908	CAD	437,733	JPMorgan Chase Bank N.A.	9/21/16	82
USD	32,250	CAD	41,101	JPMorgan Chase Bank N.A.	9/21/16	906
USD	66,032	CAD	86,352	JPMorgan Chase Bank N.A.	9/21/16	178
USD	176,301	CAD	230,553	JPMorgan Chase Bank N.A.	9/21/16	476
USD	1,862	CAD	2,443	JPMorgan Chase Bank N.A.	9/21/16	(1)
USD	753,390	CAD	985,343	Morgan Stanley	9/30/16	1,908
USD	1,609,915	CAD	2,105,575	Morgan Stanley	9/30/16	4,077
USD	1,999,002	CAD	2,614,455	Morgan Stanley	9/30/16	5,062

USD	82,533	CAD	107,943	Morgan Stanley	9/30/16	209
USD	67,556	CAD	87,648	Morgan Stanley	9/30/16	710
USD	44,326	CAD	57,510	Morgan Stanley	9/30/16	466
USD	71,534	CAD	92,331	Morgan Stanley	9/30/16	1,117
USD	26,120	CAD	33,714	Morgan Stanley	9/30/16	408
USD	63,974	CAD	82,574	Morgan Stanley	9/30/16	999
USD	34,344	CAD	44,854	Morgan Stanley	9/30/16	136
USD	67,842	CAD	88,095	Morgan Stanley	9/30/16	655
USD	59,877	CAD	78,266	Morgan Stanley	9/30/16	187
USD	56,480	CAD	73,826	Morgan Stanley	9/30/16	176
USD	2,385	CAD	3,118	Morgan Stanley	9/30/16	7
USD	30,453	CAD	39,353	Morgan Stanley	9/30/16	440
USD	105,053	CAD	136,859	Morgan Stanley	9/30/16	676
USD	25,402	CAD	33,093	Morgan Stanley	9/30/16	163
USD	48,460	CAD	63,197	Morgan Stanley	9/30/16	263
USD	43,746	CAD	57,795	Morgan Stanley	9/30/16	(332)
USD	111,794	CAD	147,571	Morgan Stanley	9/30/16	(752)
USD	2,926	CAD	3,852	Morgan Stanley	9/30/16	(12)
USD	4,716	CAD	6,183	Morgan Stanley	9/30/16	1
USD	2,394	CAD	3,138	Morgan Stanley	9/30/16	1
USD	105,757	CAD	138,497	Morgan Stanley	9/30/16	131
USD	3,287	CAD	4,303	Morgan Stanley	9/30/16	5
USD	42,863	CAD	55,877	Morgan Stanley	9/30/16	248
USD	22,476	CAD	29,563	Morgan Stanley	9/30/16	(71)
USD	2,505	CAD	3,294	Morgan Stanley	9/30/16	(8)
USD	64,597	CAD	84,966	Morgan Stanley	9/30/16	(203)
USD	58,832	CAD	77,221	Morgan Stanley	9/30/16	(61)
USD	2,247	CAD	2,931	Morgan Stanley	9/30/16	11
USD	66,808	CAD	86,648	Morgan Stanley	9/30/16	725
USD	21,533	CAD	27,652	Morgan Stanley	9/30/16	444
USD	23,686	CAD	30,834	Morgan Stanley	9/30/16	170
CHF	66,180	USD	67,148	UBS AG	9/21/16	214
CHF	79,538	USD	81,191	UBS AG	9/21/16	(232)
CHF	222,756	USD	227,385	UBS AG	9/21/16	(650)
USD	923,155	CHF	909,843	UBS AG	9/21/16	(2,941)
USD	235,707	CHF	232,844	UBS AG	9/21/16	(1,297)
USD	87,611	CHF	86,547	UBS AG	9/21/16	(482)
CLP	37,475,845	USD	56,525	UBS AG	9/21/16	(1,556)
CLP	99,688,218	USD	150,359	UBS AG	9/21/16	(4,139)
USD	106,661	CLP	74,470,757	UBS AG	9/21/16	(2,571)
USD	313,682	CLP	219,012,656	UBS AG	9/21/16	(7,561)
USD	56,004	CLP	37,259,434	UBS AG	9/21/16	1,353
USD	130,631	CLP	86,909,000	UBS AG	9/21/16	3,155
COP	264,954,238	USD	83,648	UBS AG	9/21/16	5,164
COP	740,249,149	USD	233,701	UBS AG	9/21/16	14,427
USD	6,213	CZK	150,374	UBS AG	9/21/16	3
USD	141,267	CZK	3,419,125	UBS AG	9/21/16	59
DKK	160,493	USD	24,154	UBS AG	9/21/16	(79)
DKK	41,230	USD	6,180	UBS AG	9/21/16	4
USD	145,314	DKK	965,549	UBS AG	9/21/16	477
EUR	846,086	USD	946,964	JPMorgan Chase Bank N.A.	9/21/16	(2,445)
EUR	1,784,766	USD	1,997,563	JPMorgan Chase Bank N.A.	9/21/16	(5,158)
EUR	135,946	USD	155,157	JPMorgan Chase Bank N.A.	9/21/16	(3,395)

EUR	50,414	USD	57,450	JPMorgan Chase Bank N.A.	9/21/16	(1,171)
EUR	24,307	USD	27,570	JPMorgan Chase Bank N.A.	9/21/16	(435)
EUR	79,100	USD	88,620	JPMorgan Chase Bank N.A.	9/21/16	(317)
EUR	20,830	USD	23,533	JPMorgan Chase Bank N.A.	9/21/16	(279)
EUR	245,961	USD	278,591	JPMorgan Chase Bank N.A.	9/21/16	(4,015)
EUR	149,240	USD	169,039	JPMorgan Chase Bank N.A.	9/21/16	(2,436)
EUR	306,596	USD	349,049	JPMorgan Chase Bank N.A.	9/21/16	(6,783)
EUR	67,614	USD	74,810	JPMorgan Chase Bank N.A.	9/21/16	670
EUR	104,798	USD	116,175	JPMorgan Chase Bank N.A.	9/21/16	815
EUR	967,507	USD	1,074,818	JPMorgan Chase Bank N.A.	9/21/16	5,249
EUR	476,129	USD	528,939	JPMorgan Chase Bank N.A.	9/21/16	2,583
EUR	48,543	USD	54,068	JPMorgan Chase Bank N.A.	9/21/16	122
EUR	55,076	USD	61,531	JPMorgan Chase Bank N.A.	9/21/16	(48)
EUR	168,983	USD	187,414	JPMorgan Chase Bank N.A.	9/21/16	1,228
EUR	325,591	USD	360,452	JPMorgan Chase Bank N.A.	9/21/16	3,018
EUR	197,089	USD	218,899	JPMorgan Chase Bank N.A.	9/21/16	1,119
EUR	51,152	USD	56,813	JPMorgan Chase Bank N.A.	9/21/16	291
EUR	131,200	USD	146,198	JPMorgan Chase Bank N.A.	9/21/16	265
EUR	74,714	USD	83,703	JPMorgan Chase Bank N.A.	9/21/16	(296)
EUR	80,254	USD	89,823	JPMorgan Chase Bank N.A.	9/21/16	(233)
EUR	19,037	USD	21,243	JPMorgan Chase Bank N.A.	9/21/16	9
EUR	201,081	USD	223,165	JPMorgan Chase Bank N.A.	9/21/16	1,310
EUR	64,148	USD	71,395	JPMorgan Chase Bank N.A.	9/21/16	215
EUR	29,903	USD	33,407	JPMorgan Chase Bank N.A.	9/21/16	(25)
EUR	66,442	USD	74,228	JPMorgan Chase Bank N.A.	9/21/16	(56)
EUR	17,990	USD	20,368	JPMorgan Chase Bank N.A.	9/21/16	(285)
EUR	32,323	USD	36,429	JPMorgan Chase Bank N.A.	9/21/16	(346)
EUR	91,363	USD	103,168	JPMorgan Chase Bank N.A.	9/21/16	(1,177)
EUR	51,480	USD	57,551	JPMorgan Chase Bank N.A.	9/21/16	(82)
EUR	38,641	USD	43,063	JPMorgan Chase Bank N.A.	9/21/16	73
EUR	114,558	USD	127,129	UBS AG	9/21/16	756
EUR	13,798	USD	15,278	UBS AG	9/30/16	131
EUR	44,525	USD	49,302	UBS AG	9/30/16	423
EUR	60,814	USD	67,880	UBS AG	9/30/16	38
EUR	22,981	USD	25,557	UBS AG	9/30/16	108
EUR	717	USD	797	UBS AG	9/30/16	3
EUR	89,152	USD	99,146	UBS AG	9/30/16	420
EUR	210,270	USD	233,255	UBS AG	9/30/16	1,576
EUR	66,405	USD	73,614	UBS AG	9/30/16	548
EUR	25,955	USD	28,605	UBS AG	9/30/16	382
EUR	116,064	USD	127,900	UBS AG	9/30/16	1,721
EUR	649	USD	720	UBS AG	9/30/16	4
EUR	544	USD	609	UBS AG	9/30/16	(1)
EUR	768	USD	864	UBS AG	9/30/16	(6)
EUR	20,456	USD	23,018	UBS AG	9/30/16	(173)
EUR	579	USD	647	UBS AG	9/30/16	—
EUR	40,455	USD	45,950	UBS AG	9/30/16	(770)
EUR	623	USD	706	UBS AG	9/30/16	(10)
EUR	69,935	USD	78,974	UBS AG	9/30/16	(870)
EUR	2,051	USD	2,306	UBS AG	9/30/16	(16)
USD	5,223,873	EUR	4,667,382	JPMorgan Chase Bank N.A.	9/21/16	13,489
USD	19,237,815	EUR	17,188,438	JPMorgan Chase Bank N.A.	9/21/16	49,677
USD	405,075	EUR	355,201	JPMorgan Chase Bank N.A.	9/21/16	8,550

USD	50,669	EUR	44,446	JPMorgan Chase Bank N.A.	9/21/16	1,052
USD	18,553	EUR	16,294	JPMorgan Chase Bank N.A.	9/21/16	364
USD	40,681	EUR	35,866	JPMorgan Chase Bank N.A.	9/21/16	643
USD	91,005	EUR	80,015	JPMorgan Chase Bank N.A.	9/21/16	1,681
USD	272,428	EUR	239,529	JPMorgan Chase Bank N.A.	9/21/16	5,032
USD	83,851	EUR	73,452	JPMorgan Chase Bank N.A.	9/21/16	1,854
USD	36,051	EUR	32,298	JPMorgan Chase Bank N.A.	9/21/16	(5)
USD	112,479	EUR	101,493	JPMorgan Chase Bank N.A.	9/21/16	(821)
USD	295,770	EUR	266,880	JPMorgan Chase Bank N.A.	9/21/16	(2,159)
USD	131,749	EUR	118,759	JPMorgan Chase Bank N.A.	9/21/16	(827)
USD	100,729	EUR	90,798	JPMorgan Chase Bank N.A.	9/21/16	(632)
USD	219,665	EUR	197,217	JPMorgan Chase Bank N.A.	9/21/16	(497)
USD	516,952	EUR	462,622	JPMorgan Chase Bank N.A.	9/21/16	508
USD	730,705	EUR	653,910	JPMorgan Chase Bank N.A.	9/21/16	719
USD	302,452	EUR	270,721	JPMorgan Chase Bank N.A.	9/21/16	235
USD	200,362	EUR	179,594	JPMorgan Chase Bank N.A.	9/21/16	(126)
USD	386,413	EUR	346,360	JPMorgan Chase Bank N.A.	9/21/16	(242)
USD	95,122	EUR	85,695	JPMorgan Chase Bank N.A.	9/21/16	(543)
USD	52,003	EUR	46,849	JPMorgan Chase Bank N.A.	9/21/16	(297)
USD	139,780	EUR	126,160	JPMorgan Chase Bank N.A.	9/21/16	(1,058)
USD	39,392	EUR	35,580	JPMorgan Chase Bank N.A.	9/21/16	(327)
USD	82,280	EUR	74,317	JPMorgan Chase Bank N.A.	9/21/16	(683)
USD	114,847	EUR	104,143	JPMorgan Chase Bank N.A.	9/21/16	(1,412)
USD	94,911	EUR	84,719	JPMorgan Chase Bank N.A.	9/21/16	336
USD	121,624	EUR	108,667	JPMorgan Chase Bank N.A.	9/21/16	315
USD	122,538	EUR	109,097	JPMorgan Chase Bank N.A.	9/21/16	748
USD	97,447	EUR	86,758	JPMorgan Chase Bank N.A.	9/21/16	595
USD	25,099	EUR	22,618	JPMorgan Chase Bank N.A.	9/21/16	(150)
USD	55,580	EUR	49,670	JPMorgan Chase Bank N.A.	9/21/16	131
USD	109,938	EUR	97,377	JPMorgan Chase Bank N.A.	9/21/16	1,233
USD	6,735	EUR	5,954	JPMorgan Chase Bank N.A.	9/21/16	88
USD	20,949	EUR	18,538	JPMorgan Chase Bank N.A.	9/21/16	254
USD	188,364	EUR	168,710	JPMorgan Chase Bank N.A.	9/21/16	27
USD	44,346	EUR	39,792	JPMorgan Chase Bank N.A.	9/21/16	(76)
USD	107,949	EUR	97,770	UBS AG	9/21/16	(1,195)
USD	997,698	EUR	902,751	UBS AG	9/30/16	(10,499)
USD	3,434,572	EUR	3,107,718	UBS AG	9/30/16	(36,143)
USD	655,006	EUR	592,671	UBS AG	9/30/16	(6,893)
USD	22,924	EUR	20,742	UBS AG	9/30/16	(241)
USD	43,779	EUR	39,419	UBS AG	9/30/16	(244)
USD	568	EUR	511	UBS AG	9/30/16	(3)
USD	22,100	EUR	19,899	UBS AG	9/30/16	(123)
USD	45,046	EUR	40,371	UBS AG	9/30/16	(41)
USD	38,650	EUR	34,754	UBS AG	9/30/16	(164)
USD	809	EUR	729	UBS AG	9/30/16	(6)
USD	31,967	EUR	28,823	UBS AG	9/30/16	(223)
USD	49,255	EUR	44,345	UBS AG	9/30/16	(270)
USD	980	EUR	883	UBS AG	9/30/16	(5)
USD	43,164	EUR	38,862	UBS AG	9/30/16	(237)
USD	90,765	EUR	81,480	UBS AG	9/30/16	(233)
USD	20,760	EUR	18,720	UBS AG	9/30/16	(147)
USD	44,442	EUR	40,257	UBS AG	9/30/16	(517)
USD	37,952	EUR	34,378	UBS AG	9/30/16	(441)

USD	588	EUR	534	UBS AG	9/30/16	(8)
USD	24,143	EUR	21,904	UBS AG	9/30/16	(320)
USD	681	EUR	612	UBS AG	9/30/16	(3)
USD	989	EUR	889	UBS AG	9/30/16	(3)
USD	31,435	EUR	28,059	UBS AG	9/30/16	98
USD	25,111	EUR	22,447	UBS AG	9/30/16	42
USD	87,223	EUR	77,970	UBS AG	9/30/16	145
USD	1,034	EUR	916	UBS AG	9/30/16	12
USD	25,516	EUR	22,613	UBS AG	9/30/16	261
USD	31,167	EUR	27,499	UBS AG	9/30/16	456
USD	1,204	EUR	1,068	UBS AG	9/30/16	12
USD	26,340	EUR	23,359	UBS AG	9/30/16	252
USD	579	EUR	519	UBS AG	9/30/16	(1)
USD	31,179	EUR	27,931	UBS AG	9/30/16	(14)
GBP	112,640	USD	149,646	JPMorgan Chase Bank N.A.	9/21/16	(1,667)
GBP	31,348	USD	41,599	Morgan Stanley	9/21/16	(416)
GBP	213,878	USD	309,005	UBS AG	9/21/16	(28,027)
GBP	51,452	USD	67,681	UBS AG	9/21/16	(87)
GBP	113,464	USD	149,253	UBS AG	9/21/16	(192)
GBP	97,875	USD	129,106	UBS AG	9/21/16	(525)
GBP	30,160	USD	39,673	Credit Suisse AG	9/30/16	(41)
GBP	23,934	USD	31,705	Credit Suisse AG	9/30/16	(254)
GBP	54,127	USD	72,333	Credit Suisse AG	9/30/16	(1,206)
GBP	20,484	USD	26,578	Credit Suisse AG	9/30/16	339
GBP	25,137	USD	33,188	Credit Suisse AG	9/30/16	(156)
USD	130,282	GBP	97,419	JPMorgan Chase Bank N.A.	9/21/16	2,300
USD	4,214,183	GBP	2,916,854	UBS AG	9/21/16	382,227
USD	36,824	GBP	25,316	UBS AG	9/21/16	3,566
USD	176,608	GBP	133,092	UBS AG	9/21/16	1,761
USD	32,141	GBP	24,215	UBS AG	9/21/16	330
USD	212,293	GBP	161,425	UBS AG	9/21/16	225
USD	72,983	GBP	55,495	UBS AG	9/21/16	77
USD	28,634	GBP	21,572	UBS AG	9/21/16	294
USD	62,227	GBP	46,829	UBS AG	9/21/16	706
USD	25,545	GBP	19,499	UBS AG	9/21/16	(72)
USD	124,595	GBP	95,108	UBS AG	9/21/16	(351)
USD	223,830	GBP	170,509	UBS AG	9/21/16	(172)
USD	68,699	GBP	52,148	Credit Suisse AG	9/30/16	173
USD	51,074	GBP	38,467	Credit Suisse AG	9/30/16	526
USD	75,502	GBP	57,210	Credit Suisse AG	9/30/16	324
USD	74,978	GBP	57,030	Credit Suisse AG	9/30/16	38
USD	80,672	GBP	61,338	Credit Suisse AG	9/30/16	70
USD	27,791	GBP	21,305	Credit Suisse AG	9/30/16	(206)
USD	32,453	GBP	25,118	Credit Suisse AG	9/30/16	(554)
USD	82,005	GBP	62,710	Credit Suisse AG	9/30/16	(400)
USD	917,511	GBP	711,070	Credit Suisse AG	9/30/16	(16,877)
HKD	66,144	USD	8,523	JPMorgan Chase Bank N.A.	9/21/16	5
HUF	47,219,284	USD	168,268	JPMorgan Chase Bank N.A.	9/21/16	1,834
HUF	16,858,885	USD	60,077	JPMorgan Chase Bank N.A.	9/21/16	655
HUF	16,436,740	USD	59,176	JPMorgan Chase Bank N.A.	9/21/16	35
HUF	43,978,592	USD	158,333	JPMorgan Chase Bank N.A.	9/21/16	94
USD	160,740	HUF	44,491,300	JPMorgan Chase Bank N.A.	9/21/16	466
USD	57,523	HUF	15,921,761	JPMorgan Chase Bank N.A.	9/21/16	167

USD	61,021	HUF	17,373,864	JPMorgan Chase Bank N.A.	9/21/16	(1,566)
USD	164,044	HUF	46,706,576	JPMorgan Chase Bank N.A.	9/21/16	(4,210)
IDR	3,043,581,088	USD	230,574	UBS AG	9/21/16	(2,090)
IDR	1,143,548,793	USD	86,632	UBS AG	9/21/16	(785)
IDR	1,034,249,289	USD	78,620	UBS AG	9/21/16	(978)
IDR	380,516,284	USD	28,926	UBS AG	9/21/16	(360)
USD	158,502	ILS	610,941	JPMorgan Chase Bank N.A.	9/21/16	(3,294)
INR	16,033,104	USD	234,368	UBS AG	9/21/16	4,335
INR	5,738,661	USD	83,886	UBS AG	9/21/16	1,552
JPY	3,392,490	USD	32,044	Credit Suisse AG	9/21/16	771
JPY	216,801,781	USD	1,999,194	JPMorgan Chase Bank N.A.	9/21/16	97,886
JPY	3,440,707	USD	32,360	JPMorgan Chase Bank N.A.	9/21/16	921
JPY	7,706,154	USD	74,010	JPMorgan Chase Bank N.A.	9/21/16	530
JPY	6,179,059	USD	58,643	JPMorgan Chase Bank N.A.	9/21/16	1,126
JPY	13,933,408	USD	136,770	JPMorgan Chase Bank N.A.	9/21/16	(1,995)
JPY	4,392,453	USD	42,946	JPMorgan Chase Bank N.A.	9/21/16	(458)
JPY	22,300,141	USD	218,032	JPMorgan Chase Bank N.A.	9/21/16	(2,327)
JPY	155,909,184	USD	1,538,873	JPMorgan Chase Bank N.A.	9/21/16	(30,795)
JPY	9,251,709	USD	87,692	JPMorgan Chase Bank N.A.	9/21/16	1,798
JPY	20,817,094	USD	197,314	JPMorgan Chase Bank N.A.	9/21/16	4,045
JPY	8,422,413	USD	82,337	JPMorgan Chase Bank N.A.	9/21/16	(869)
JPY	8,903,667	USD	87,206	JPMorgan Chase Bank N.A.	9/21/16	(1,082)
JPY	8,667,432	USD	85,783	JPMorgan Chase Bank N.A.	9/21/16	(1,945)
JPY	8,823,507	USD	87,328	JPMorgan Chase Bank N.A.	9/21/16	(1,980)
JPY	3,226,128	USD	31,682	JPMorgan Chase Bank N.A.	9/21/16	(477)
JPY	3,740,461	USD	37,380	JPMorgan Chase Bank N.A.	9/21/16	(1,199)
JPY	9,782,745	USD	97,764	JPMorgan Chase Bank N.A.	9/21/16	(3,137)
JPY	8,419,175	USD	82,420	JPMorgan Chase Bank N.A.	9/21/16	(983)
JPY	6,004,889	USD	58,785	JPMorgan Chase Bank N.A.	9/21/16	(701)
JPY	2,895,156	USD	28,007	JPMorgan Chase Bank N.A.	9/21/16	(2)
JPY	11,906,040	USD	115,174	JPMorgan Chase Bank N.A.	9/21/16	(9)
JPY	14,520,635	USD	137,264	Morgan Stanley	9/21/16	3,191
JPY	1,878,360	USD	18,432	Credit Suisse AG	9/30/16	(255)
USD	79,959	JPY	8,465,220	Credit Suisse AG	9/21/16	(1,924)
USD	11,861,445	JPY	1,286,309,645	JPMorgan Chase Bank N.A.	9/21/16	(580,769)
USD	92,949	JPY	10,079,827	JPMorgan Chase Bank N.A.	9/21/16	(4,551)
USD	55,049	JPY	5,876,075	JPMorgan Chase Bank N.A.	9/21/16	(1,789)
USD	43,276	JPY	4,491,783	JPMorgan Chase Bank N.A.	9/21/16	(172)
USD	21,450	JPY	2,235,718	JPMorgan Chase Bank N.A.	9/21/16	(176)
USD	125,338	JPY	13,206,613	JPMorgan Chase Bank N.A.	9/21/16	(2,407)
USD	125,424	JPY	12,741,327	JPMorgan Chase Bank N.A.	9/21/16	2,180
USD	335,551	JPY	34,087,278	JPMorgan Chase Bank N.A.	9/21/16	5,832
USD	58,244	JPY	5,997,090	JPMorgan Chase Bank N.A.	9/21/16	235
USD	159,532	JPY	16,426,241	JPMorgan Chase Bank N.A.	9/21/16	645
USD	152,957	JPY	15,689,473	JPMorgan Chase Bank N.A.	9/21/16	1,196
USD	97,059	JPY	9,955,763	JPMorgan Chase Bank N.A.	9/21/16	759
USD	99,996	JPY	10,235,681	JPMorgan Chase Bank N.A.	9/21/16	989
USD	34,428	JPY	3,524,024	JPMorgan Chase Bank N.A.	9/21/16	340
USD	29,392	JPY	3,005,521	JPMorgan Chase Bank N.A.	9/21/16	321
USD	210,046	JPY	21,478,298	JPMorgan Chase Bank N.A.	9/21/16	2,290
USD	59,399	JPY	6,028,677	JPMorgan Chase Bank N.A.	9/21/16	1,085
USD	26,034	JPY	2,642,244	JPMorgan Chase Bank N.A.	9/21/16	476
USD	128,579	JPY	13,599,943	JPMorgan Chase Bank N.A.	9/21/16	(2,971)

USD	40,300	JPY	4,295,607	JPMorgan Chase Bank N.A.	9/21/16	(1,251)
USD	17,845	JPY	1,888,291	JPMorgan Chase Bank N.A.	9/21/16	(420)
USD	46,671	JPY	4,938,609	JPMorgan Chase Bank N.A.	9/21/16	(1,099)
USD	35,670	JPY	3,642,716	JPMorgan Chase Bank N.A.	9/21/16	435
USD	123,793	JPY	12,639,178	JPMorgan Chase Bank N.A.	9/21/16	1,536
USD	46,773	JPY	4,764,088	JPMorgan Chase Bank N.A.	9/21/16	691
USD	74,959	JPY	7,580,074	JPMorgan Chase Bank N.A.	9/21/16	1,639
USD	3,624	JPY	361,297	JPMorgan Chase Bank N.A.	9/21/16	129
USD	8,757	JPY	877,509	JPMorgan Chase Bank N.A.	9/21/16	269
USD	28,076	JPY	2,806,925	JPMorgan Chase Bank N.A.	9/21/16	925
USD	24,708	JPY	2,553,556	JPMorgan Chase Bank N.A.	9/21/16	8
USD	377,272	JPY	38,462,840	Credit Suisse AG	9/30/16	5,055
USD	23,405	JPY	2,426,051	Credit Suisse AG	9/30/16	(73)
USD	13,504	JPY	1,425,132	Credit Suisse AG	9/30/16	(288)
USD	14,466	JPY	1,534,214	Credit Suisse AG	9/30/16	(381)
USD	15,587	JPY	1,595,428	Credit Suisse AG	9/30/16	147
KRW	717,594,157	USD	602,919	UBS AG	9/21/16	40,074
USD	237,881	KRW	276,774,008	UBS AG	9/21/16	(10,120)
USD	90,508	KRW	105,306,218	UBS AG	9/21/16	(3,850)
USD	23,106	KRW	26,271,599	UBS AG	9/21/16	(434)
USD	65,844	KRW	74,865,041	UBS AG	9/21/16	(1,238)
MXN	2,512,522	USD	133,239	JPMorgan Chase Bank N.A.	9/21/16	121
MXN	3,851,120	USD	204,226	JPMorgan Chase Bank N.A.	9/21/16	186
MXN	2,559,674	USD	138,649	JPMorgan Chase Bank N.A.	9/21/16	(2,786)
MXN	1,106,761	USD	59,950	JPMorgan Chase Bank N.A.	9/21/16	(1,204)
MYR	354,119	USD	86,645	UBS AG	9/21/16	(180)
MYR	985,932	USD	241,236	UBS AG	9/21/16	(501)
MYR	974,828	USD	241,324	UBS AG	9/21/16	(3,300)
MYR	363,822	USD	90,066	UBS AG	9/21/16	(1,232)
MYR	488,451	USD	120,784	UBS AG	9/21/16	(1,519)
MYR	1,257,159	USD	310,870	UBS AG	9/21/16	(3,909)
USD	419,731	MYR	1,749,857	UBS AG	9/21/16	(7,533)
USD	65,809	MYR	274,356	UBS AG	9/21/16	(1,181)
USD	248,580	MYR	989,273	UBS AG	9/21/16	7,029
USD	91,544	MYR	364,317	UBS AG	9/21/16	2,588
USD	3,567,081	NOK	29,743,751	JPMorgan Chase Bank N.A.	9/21/16	(2,530)
USD	1,241,524	NOK	10,352,322	JPMorgan Chase Bank N.A.	9/21/16	(881)
USD	37,232	NOK	309,611	JPMorgan Chase Bank N.A.	9/21/16	75
USD	98,145	NOK	816,146	JPMorgan Chase Bank N.A.	9/21/16	198
USD	34,271	NOK	288,128	JPMorgan Chase Bank N.A.	9/21/16	(308)
USD	98,231	NOK	825,873	JPMorgan Chase Bank N.A.	9/21/16	(884)
USD	32,526	NOK	277,181	JPMorgan Chase Bank N.A.	9/21/16	(739)
USD	82,196	NOK	700,458	JPMorgan Chase Bank N.A.	9/21/16	(1,867)
USD	68,900	NOK	578,457	JPMorgan Chase Bank N.A.	9/21/16	(522)
NZD	83,466	USD	60,680	UBS AG	9/21/16	(166)
NZD	231,534	USD	168,327	UBS AG	9/21/16	(459)
USD	112,985	NZD	166,812	UBS AG	9/21/16	(7,958)
USD	268,049	NZD	395,750	UBS AG	9/21/16	(18,879)
USD	86,383	PHP	4,035,822	UBS AG	9/21/16	(133)
USD	238,221	PHP	11,129,691	UBS AG	9/21/16	(367)
USD	29,470	PHP	1,392,321	UBS AG	9/21/16	(377)
USD	72,941	PHP	3,446,085	UBS AG	9/21/16	(933)
PLN	218,030	USD	55,769	JPMorgan Chase Bank N.A.	9/21/16	(6)

PLN	618,767	USD	158,273	JPMorgan Chase Bank N.A.	9/21/16	(17)
PLN	220,012	USD	57,020	JPMorgan Chase Bank N.A.	9/21/16	(750)
PLN	617,629	USD	160,070	JPMorgan Chase Bank N.A.	9/21/16	(2,105)
USD	269,381	PLN	1,061,706	JPMorgan Chase Bank N.A.	9/21/16	(2,161)
USD	58,212	PLN	229,431	JPMorgan Chase Bank N.A.	9/21/16	(467)
USD	56,475	PLN	226,213	JPMorgan Chase Bank N.A.	9/21/16	(1,381)
USD	156,317	PLN	626,134	JPMorgan Chase Bank N.A.	9/21/16	(3,823)
USD	58,616	PLN	224,105	JPMorgan Chase Bank N.A.	9/21/16	1,299
USD	156,216	PLN	597,253	JPMorgan Chase Bank N.A.	9/21/16	3,463
RUB	2,658,132	USD	39,102	UBS AG	9/21/16	1,366
RUB	5,123,797	USD	78,286	UBS AG	9/21/16	(280)
RUB	1,853,591	USD	28,321	UBS AG	9/21/16	(101)
RUB	5,076,813	USD	77,865	UBS AG	9/21/16	(575)
RUB	1,865,905	USD	28,618	UBS AG	9/21/16	(211)
RUB	4,746,197	USD	72,583	UBS AG	9/21/16	(326)
RUB	1,971,849	USD	30,155	UBS AG	9/21/16	(135)
USD	27,369	RUB	1,851,497	UBS AG	9/21/16	(819)
USD	69,766	RUB	4,719,646	UBS AG	9/21/16	(2,087)
SEK	454,381	USD	54,819	UBS AG	9/21/16	(1,693)
SEK	747,782	USD	87,206	UBS AG	9/21/16	225
SEK	1,975,639	USD	230,398	UBS AG	9/21/16	593
SEK	763,683	USD	89,882	UBS AG	9/21/16	(592)
SEK	1,970,141	USD	231,877	UBS AG	9/21/16	(1,528)
USD	343,666	SEK	2,848,565	UBS AG	9/21/16	10,613
USD	104,225	SEK	888,530	UBS AG	9/21/16	338
USD	229,335	SEK	1,955,112	UBS AG	9/21/16	744
SGD	321,107	USD	236,765	JPMorgan Chase Bank N.A.	9/21/16	(1,091)
SGD	126,022	USD	92,921	JPMorgan Chase Bank N.A.	9/21/16	(428)
USD	201,247	SGD	277,681	JPMorgan Chase Bank N.A.	9/21/16	(2,555)
USD	393,557	SGD	543,030	JPMorgan Chase Bank N.A.	9/21/16	(4,996)
THB	510,994	USD	14,319	UBS AG	9/21/16	438
THB	8,304,619	USD	235,759	UBS AG	9/21/16	4,065
THB	3,044,013	USD	86,416	UBS AG	9/21/16	1,490
THB	813,900	USD	23,301	UBS AG	9/21/16	203
THB	2,438,594	USD	69,814	UBS AG	9/21/16	609
USD	187,214	THB	6,681,101	UBS AG	9/21/16	(5,726)
USD	308,407	THB	10,817,390	UBS AG	9/21/16	(3,982)
USD	116,165	THB	4,074,476	UBS AG	9/21/16	(1,500)
TRY	104,120	USD	34,792	JPMorgan Chase Bank N.A.	9/21/16	264
TRY	163,412	USD	55,831	JPMorgan Chase Bank N.A.	9/21/16	(812)
TRY	451,597	USD	154,292	JPMorgan Chase Bank N.A.	9/21/16	(2,244)
USD	138,282	TRY	413,823	JPMorgan Chase Bank N.A.	9/21/16	(1,048)
USD	154,244	TRY	465,893	JPMorgan Chase Bank N.A.	9/21/16	(2,618)
USD	54,168	TRY	163,613	JPMorgan Chase Bank N.A.	9/21/16	(919)
USD	240,553	TWD	7,763,834	UBS AG	9/21/16	(4,248)
USD	86,085	TWD	2,778,384	UBS AG	9/21/16	(1,520)
USD	28,677	TWD	915,857	UBS AG	9/21/16	(201)
USD	67,510	TWD	2,156,107	UBS AG	9/21/16	(474)
ZAR	2,383,607	USD	156,405	JPMorgan Chase Bank N.A.	9/21/16	5,121
ZAR	890,469	USD	58,430	JPMorgan Chase Bank N.A.	9/21/16	1,913
ZAR	2,083,365	USD	143,829	JPMorgan Chase Bank N.A.	9/21/16	(2,650)
ZAR	814,109	USD	56,204	JPMorgan Chase Bank N.A.	9/21/16	(1,035)
USD	51,763	ZAR	807,558	JPMorgan Chase Bank N.A.	9/21/16	(2,961)

USD	231,914	ZAR	3,618,093	JPMorgan Chase Bank N.A.	9/21/16	(13,266)
USD	162,993	ZAR	2,412,377	JPMorgan Chase Bank N.A.	9/21/16	(482)
USD	59,993	ZAR	887,919	JPMorgan Chase Bank N.A.	9/21/16	(177)
						(230,166)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
121	Euro-Schatz	September 2016	15,117,931	20,546
75	U.S. Treasury 2-Year Notes	December 2016	16,373,438	10,496
13	U.S. Treasury 5-Year Notes	December 2016	1,576,250	1,967
23	U.S. Treasury 10-Year Ultra Notes	December 2016	3,320,625	7,918
			36,388,244	40,927
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
43	Euro-Bobl	September 2016	6,407,559	(46,104)
32	U.S. Treasury 10-Year Notes	December 2016	4,189,500	729
5	U.S. Treasury 10-Year Ultra Notes	December 2016	721,875	(909)
4	U.S. Treasury Long Bonds	December 2016	681,500	(961)
8	U.S. Treasury Ultra Bonds	December 2016	1,499,750	(2,249)
			13,500,184	(49,494)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 26 Index	4,365,000	Sell	5.00	6/20/21	3.93	171,984	238,475

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $156,989.

(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $53,899,181, which represented 3.5% of total net assets.

(5)	Security is in default.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	752,520,296	259,955,796	—
U.S. Treasury Securities	—	165,104,812	—
Corporate Bonds	—	149,242,941	—
Sovereign Governments and Agencies	—	60,060,094	—
U.S. Government Agency Mortgage-Backed Securities	—	56,017,268	—
Municipal Securities	—	18,042,813	—
Collateralized Mortgage Obligations	—	14,611,363	—
Commercial Mortgage-Backed Securities	—	13,276,654	—
Asset-Backed Securities	—	10,589,203	—
Exchange-Traded Funds	6,486,382	—	—
U.S. Government Agency Securities	—	5,257,177	—
Commercial Paper	—	6,900,488	—
Temporary Cash Investments	31,039,076	3,000,021	—
	790,045,754	762,058,630	—
Other Financial Instruments
Futures Contracts	21,110	20,546	—
Swap Agreements	—	238,475	—
Forward Foreign Currency Exchange Contracts	—	789,914	—
	21,110	1,048,935	—

Liabilities
Other Financial Instruments
Futures Contracts	4,119	46,104	—
Forward Foreign Currency Exchange Contracts	—	1,020,080	—
	4,119	1,066,184	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,371,693,759
Gross tax appreciation of investments	$203,693,873
Gross tax depreciation of investments	(23,283,248)
Net tax appreciation (depreciation) of investments	$180,410,625

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 25, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 25, 2016